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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING FMRSM Earnings Growth Portfolio
ING Global Resources Portfolio
ING Goldman Sachs TollkeeperSM Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Lifestyle Aggressive Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Growth Portfolio
ING LifeStyle Moderate Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING MarketPro Portfolio
ING MarketStyle Growth Portfolio
ING MarketStyle Moderate Portfolio
ING MarketStyle Moderate Growth Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING Mercury Large Cap Growth Portfolio
ING Mercury Large Cap Value Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING UBS U.S. Allocation Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio

The schedules are not audited.

SUBSEQUENT EVENT

Subsequent to March 31, 2005, the following name changes occurred: ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio, ING Capital Guardian Small Cap Portfolio to ING Capital Guardian Small/Mid Cap Portfolio, ING Capital Guardian Large Cap Value Portfolio to ING Capital Guardian U.S. Equities Portfolio, ING Developing World Portfolio to ING JPMorgan Emerging Markets Equity Portfolio, ING Hard Assets Portfolio to ING Global Resources Portfolio, ING Janus Special Equity Portfolio to ING Janus Contrarian Portfolio, and ING UBS U.S. Balanced Portfolio to ING UBS U.S. Allocation Portfolio. In addition, J.P. Morgan Investment Management, Inc. replaced ING Investment Management Advisors B.V. as Sub-Adviser to the ING Developing World Portfolio.

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 94.1%
		Advertising: 1.8%
21,000	@, L	Getty Images, Inc.	$1,806,840
31,000		Omnicom Group	2,592,530

			4,399,370

		Aerospace/Defense: 1.1%
33,300	L	L-3 Communications Holdings, Inc.	2,633,031

			2,633,031

		Apparel: 1.6%
73,276	@	Coach, Inc.	2,297,935
30,000		Polo Ralph Lauren Corp.	1,509,000

			3,806,935

		Banks: 1.2%
111,000	@, L	Signature Bank	2,995,890

			2,995,890

		Beverages: 0.9%
44,000	@, L	Hansen Natural Corp.	2,071,520

			2,071,520

		Biotechnology: 0.9%
26,000	@	Charles River Laboratories International, Inc.	1,134,120
28,000	@, L	Martek Biosciences Corp.	983,640

			2,117,760

		Building Materials: 1.0%
54,331		American Standard Cos., Inc.	2,529,108

			2,529,108

		Chemicals: 0.8%
66,399	L	Lyondell Chemical Co.	1,900,339

			1,900,339

		Coal: 0.6%
28,000		Massey Energy Co.	1,429,960

			1,429,960

		Commercial Services: 4.9%
54,459	@	Alliance Data Systems Corp.	2,132,070
70,000	@, L	Career Education Corp.	2,489,200
61,000	@, L	ChoicePoint, Inc.	2,633,370
23,000		Corporate Executive Board Co.	1,793,540
65,000	@, L	Corrections Corp. of America	2,580,500
19,591	@, L	Global Cash Access, Inc.	276,233

			11,904,913

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 2.4%
55,000	@	Cognizant Technology Solutions Corp.	$2,562,450
47,800	@, L	Palm, Inc.	1,354,174
98,260	@, L	Synopsys, Inc.	1,857,114

			5,773,738

		Diversified Financial Services: 3.3%
107,257	@, L	CapitalSource, Inc.	2,338,203
9,000		Chicago Mercantile Exchange	3,035,700
24,000	L	Legg Mason, Inc.	2,632,560

			8,006,463

		Electronics: 3.4%
57,000		Amphenol Corp.	2,299,380
54,000	@, L	Cogent, Inc.	1,282,500
119,000		PerkinElmer, Inc.	2,424,030
55,000	@	Waters Corp.	2,288,000

			8,293,910

		Food: 0.9%
34,800		McCormick & Co., Inc.	1,135,524
40,100	@, L	TreeHouse Foods, Inc.	1,077,888

			2,213,412

		Healthcare — Products: 4.2%
57,000	L	Biomet, Inc.	1,978,470
33,000		Cooper Cos., Inc.	2,528,130
28,000	@	Henry Schein, Inc.	1,193,360
43,000	@, L	Kinetic Concepts, Inc.	2,442,400
54,000	@, L	Varian Medical Systems, Inc.	2,133,540

			10,275,900

		Healthcare — Services: 4.1%
76,000	@, L	AMERIGROUP Corp.	1,453,120
63,000	@	Community Health Systems, Inc.	2,445,030
17,000	@	Coventry Health Care, Inc.	1,462,340
57,000	@	DaVita, Inc.	2,625,990
27,000	@	Humana, Inc.	1,292,760
15,000	@, L	Psychiatric Solutions, Inc.	813,450

			10,092,690

		Home Builders: 0.9%
52,911		Pulte Homes, Inc.	2,270,940

			2,270,940

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 1.6%
24,000		Harman Intl. Industries, Inc.	$2,454,480
20,000	L	Whirlpool Corp.	1,515,400

			3,969,880

		Household Products/Wares: 1.7%
14,000		Fortune Brands, Inc.	1,138,620
75,000	@, L	Jarden Corp.	3,080,250

			4,218,870

		Insurance: 1.9%
18,000		Cigna Corp.	2,121,480
36,131	@@	Endurance Specialty Holdings Ltd.	1,232,428
31,173	@@	Willis Group Holdings Ltd.	1,170,546

			4,524,454

		Internet: 2.2%
59,480	@, L	Akamai Technologies, Inc.	948,706
68,000	@, L	Digital River, Inc.	2,369,800
97,797	@, L	VeriSign, Inc.	2,089,922

			5,408,428

		Iron/Steel: 0.5%
20,674		Nucor Corp.	1,219,559

			1,219,559

		Lodging: 2.9%
111,857		Hilton Hotels Corp.	2,496,648
39,000	L	Starwood Hotels & Resorts Worldwide, Inc.	2,229,630
36,000		Station Casinos, Inc.	2,388,960

			7,115,238

		Media: 0.8%
77,400	@, L	Univision Communications, Inc.	2,053,422

			2,053,422

		Mining: 2.0%
38,600	L	Freeport-McMoRan Copper & Gold, Inc.	1,875,574
23,800	L	Phelps Dodge Corp.	3,092,334

			4,967,908

		Miscellaneous Manufacturing: 2.0%
35,400		Cooper Industries Ltd.	2,447,556
21,000		ITT Industries, Inc.	2,385,600

			4,833,156

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 7.0%
45,000		Murphy Oil Corp.	$2,244,150
33,000	@, @@, L	Nabors Industries Ltd.	2,370,390
44,000	L	Noble Corp.	3,012,240
60,000	@	Southwestern Energy Co.	4,404,000
15,000		Tesoro Petroleum Corp.	1,008,600
70,000	@, L	Ultra Petroleum Corp.	3,981,600

			17,020,980

		Oil & Gas Services: 3.8%
71,000	@	Grant Prideco, Inc.	2,886,150
50,000	@, L	National-Oilwell, Inc.	3,290,000
45,000	@, L	Weatherford International Ltd.	3,089,700

			9,265,850

		Pharmaceuticals: 4.5%
27,000	@	Express Scripts, Inc.	1,679,400
44,000	@	Gilead Sciences, Inc.	2,145,440
28,742	@	Medco Health Solutions, Inc.	1,575,924
72,000		Medicis Pharmaceutical	2,344,320
49,000	@, L	MGI Pharma, Inc.	1,142,190
35,000	L	Omnicare, Inc.	1,968,050

			10,855,324

		Pipelines: 1.8%
15,000		Questar Corp.	1,321,800
120,000	L	Williams Cos., Inc.	3,006,000

			4,327,800

		Real Estate: 1.0%
51,000	@	CB Richard Ellis Group, Inc.	2,509,200

			2,509,200

		Retail: 5.9%
20,483		Abercrombie & Fitch Co.	1,021,078
29,000	@, L	Chico’s FAS, Inc.	1,067,200
52,800		MSC Industrial Direct Co.	1,751,376
70,000		Nordstrom, Inc.	2,402,400
85,000	@	Office Depot, Inc.	2,524,500
72,000	@@	Shoppers Drug Mart Corp.	2,549,716
97,000		Staples, Inc.	2,068,040
30,000	@	Urban Outfitters, Inc.	882,000

			14,266,310

		Savings & Loans: 0.8%
158,514		Hudson City Bancorp, Inc.	1,886,317

			1,886,317

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 6.7%
98,000	@, L	Altera Corp.	$1,872,780
54,000	L	Analog Devices, Inc.	2,005,560
50,300	@, @@, L	ATI Technologies, Inc.	701,182
52,000	@, @@	Marvell Technology Group Ltd.	2,397,720
81,000	L	Microchip Technology, Inc.	2,439,720
104,000		National Semiconductor Corp.	2,735,200
80,000	@	QLogic Corp.	2,736,000
50,200	@, L	Tessera Technologies, Inc.	1,501,482

			16,389,644

		Software: 4.8%
75,755	@	Citrix Systems, Inc.	1,904,481
32,405	@, @@	Cognos, Inc.	1,261,527
31,810	@	Hyperion Solutions Corp.	1,547,557
65,000	@, L	Mercury Interactive Corp.	2,574,000
47,086	@, L	NAVTEQ Corp.	2,351,946
93,652	@, L	Red Hat, Inc.	1,984,486

			11,623,997

		Telecommunications: 7.2%
75,362	@, L	ADC Telecommunications, Inc.	1,722,775
85,000	@, @@, L	Amdocs Ltd.	2,357,050
191,125	@, L	American Tower Corp.	4,768,569
87,000	@, L	Comverse Technology, Inc.	2,285,490
91,784	@, L	Nextel Partners, Inc.	2,303,778
26,000	@	NII Holdings, Inc.	2,195,700
52,000		Scientific-Atlanta, Inc.	1,950,520

			17,583,882

		Transportation: 1.0%
36,000		CH Robinson Worldwide, Inc.	2,308,320

			2,308,320

		Total Common Stock
		(Cost $192,398,574)	229,064,418

		Total Long-Term Investments:
		(Cost $192,398,574)	$229,064,418

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 32.0%
		U.S. Government Agency Obligation 4.0%
$9,707,000		Federal Home Loan Bank, 3.180%, due 10/03/05		$9,704,428

				9,704,428

		Total U.S. Government Agency Obligation (Cost $9,705,285)		9,704,428

		Securities Lending Collateralcc 28.0%
68,018,167		The Bank of New York Institutional Cash Reserves		68,018,167

		Total Securities Lending Collateral
		(Cost $68,018,167)		68,018,167

		Total Short-Term Investments
		(Cost $77,723,452)		77,722,595

		Total Investments in Securities
		(Cost $270,122,026)	126.1%	$306,787,013
		Other Assets and Liabilities, Net	(26.1)	(63,454,080)

		Net Assets	100.0%	$243,332,933

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $270,963,401.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$40,419,630
		Gross Unrealized Depreciation		(4,596,018)

		Net Unrealized Appreciation		$35,823,612

PORTFOLIO OF INVESTMENTS
ING Alliance MidCap Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.5%
		Advertising: 1.0%
62,150	@, L	Getty Images, Inc.	$5,347,386

			5,347,386

		Auto Parts & Equipment: 0.5%
64,710	@@	Autoliv, Inc.	2,814,885

			2,814,885

		Biotechnology: 8.1%
373,510	@, L	Affymetrix, Inc.	17,267,367
1,264,175	@, L	Applera Corp. — Celera Genomics Group	15,334,443
1,152,450	@, @@, L	Compugen Ltd.	3,814,610
429,300	@, @@, L	deCODE genetics, Inc.	3,601,827
105,790	@, L	Protein Design Labs, Inc.	2,962,120
89,700	@, L	Vertex Pharmaceuticals, Inc.	2,004,795

			44,985,162

		Commercial Services: 3.8%
284,990	@	Apollo Group, Inc.	18,920,486
23,830	L	Strayer Education, Inc.	2,252,412

			21,172,898

		Computers: 3.9%
916,110	@, L	Network Appliance, Inc.	21,748,451

			21,748,451

		Diversified Financial Services: 5.6%
473,550	@, L	Ameritrade Holding Corp.	10,171,854
30,210		Calamos Asset Management, Inc.	745,583
32,320		Chicago Mercantile Exchange Holdings, Inc.	10,901,536
254,080	@, L	International Securities Exchange, Inc.	5,945,472
115,820	@, L	The Nasdaq Stock Market, Inc.	2,936,037

			30,700,482

		Electronics: 4.1%
544,130	L	Applera Corp. — Applied Biosystems Group	12,645,581
88,170	@, L	Itron, Inc.	4,025,842
174,780	@, L	Trimble Navigation Ltd.	5,888,338

			22,559,761

		Energy — Alternate Sources: 0.8%
635,140	@, L	Plug Power, Inc.	4,318,952

			4,318,952

PORTFOLIO OF INVESTMENTS
ING Alliance MidCap Growth Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Healthcare — Products: 6.2%
1,585,760	@, L	Cepheid, Inc.	$11,718,766
1,126,540	@	Cerus Corp.	9,981,144
507,470	@, @@, L	Given Imaging Ltd.	12,255,401

			33,955,311

		Healthcare — Services: 1.2%
141,000	@	Covance, Inc.	6,766,590

			6,766,590

		Home Furnishings: 1.0%
55,730		Harman Intl. Industries, Inc.	5,699,507

			5,699,507

		Internet: 18.1%
434,705	@, L	Amazon.com, Inc.	19,692,134
682,510	@, L	Audible, Inc.	8,388,048
1,348,520	@, L	CNET Networks, Inc.	18,299,416
2,731,090	@, L	Homestore, Inc.	11,880,242
3,447,180	@, L	Realnetworks, Inc.	19,683,398
364,790	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	9,867,570
36,400	@, L	Trizetto Group	513,968
547,730	@, L	VeriSign, Inc.	11,704,990

			100,029,766

		Lodging: 3.2%
394,025	@, L	Wynn Resorts Ltd.	17,790,229

			17,790,229

		Media: 3.0%
456,315	@, L	XM Satellite Radio, Inc.	16,386,272

			16,386,272

		Retail: 5.0%
269,950	@	Bed Bath & Beyond, Inc.	10,846,591
151,000		Tiffany & Co.	6,005,270
279,230	@, L	Williams-Sonoma, Inc.	10,708,471

			27,560,332

		Semiconductors: 15.0%
331,460	@, L	Advanced Micro Devices, Inc.	8,352,792
303,595	@	Broadcom Corp.	14,241,641
293,330	@, L	Formfactor, Inc.	6,693,791
425,545	L	Kla-Tencor Corp.	20,749,574
1,366,620	@, L	PMC — Sierra, Inc.	12,039,922
678,216	@, L	Silicon Laboratories, Inc.	20,610,984

			82,688,704

PORTFOLIO OF INVESTMENTS
ING Alliance MidCap Growth Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Software: 4.6%
147,090	@	Autodesk, Inc.	$6,830,860
244,190	@	Citrix Systems, Inc.	6,138,937
252,490	@, L	Navteq Corp.	12,611,876

			25,581,673

		Telecommunications: 12.3%
7,727,514	@, L	JDS Uniphase Corp.	17,155,081
947,620	@	Juniper Networks, Inc.	22,543,880
9,368,900	@	Level 3 Communications Corp.	21,735,848
193,145	@	NeuStar, Inc.	6,178,709

			67,613,518

		Transportation: 1.1%
74,760	@@, L	UTI Worldwide, Inc.	5,808,852

		Total Common Stock (Cost $536,994,862)	5,808,852

			543,528,731

PORTFOLIO OF INVESTMENTS
ING Alliance MidCap Growth Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 28.5%
		Security Lending CollateralCC 28.5%
$157,170,736		The Bank of New York Institutional Cash Reserves Fund		$157,170,736

		Total Short-Term Investments
		(Cost $157,170,736)		157,170,736

		Total Investments In Securities
		(Cost $694,165,598)*	127.0%	$700,699,467
		Other Assets and Liabilities-Net	(27.0)	(149,062,114)

		Net Assets	100.0%	$551,637,353

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	cc	Security purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $707,586,859.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$33,986,859
		Gross Unrealized Depreciation		(40,873,699)

		Net Unrealized Depreciation		$(6,887,391)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
24,184,230		American Funds Growth Fund – Class 2 Shares		$1,354,558,698

		Total Investment Companies
		(Cost $1,164,728,427)		1,354,558,698

		Total Investments In Securities
		(Cost $1,164,728,427)*	100.0%	$1,354,558,698
		Other Assets and Liabilities—Net	0.0	(622,450)

		Net Assets	100.0%	$1,353,936,248

	*	Cost for federal income tax purposes is $1,164,728,427.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$189,830,271
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$189,830,271

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
25,989,433		American Funds Growth-Income Fund – Class 2 Shares		$972,004,778

		Total Investment Companies
		(Cost $903,455,658)		972,004,778

		Total Investments In Securities
		(Cost $903,455,658)*	100.0%	$972,004,778
		Other Assets and Liabilities—Net	0.0	(456,155)

		Net Assets	100.0%	$971,548,623

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$68,549,120
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$68,549,120

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
33,785,815		American Funds International Fund – Class 2 Shares		$599,022,497

		Total Investment Companies (Cost $503,188,901)		599,022,497

		Total Investments In Securities
		(Cost $503,188,901)*	100.0%	$599,022,497
		Other Assets and Liabilities—Net	0.0	(265,914)

		Net Assets	100.0%	$598,756,583

	*	Cost for federal income tax purposes is $503,188,901.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$95,833,595
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$95,833,595

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.7%
		Australia: 2.5%
125,700	L	Amcor Ltd.	$642,252
219,315		Boral Ltd.	1,351,930
129,400		Coca-Cola Amatil Ltd.	783,068
380,959		Macquarie Airports Group	956,799
184,500		Promina Group Ltd.	704,868
107,500	L	Publishing & Broadcasting Ltd.	1,353,749
286,578		Qantas Airways Ltd.	738,698
2,222		QBE Insurance Group Ltd.	31,718
159,831		Rinker Group Ltd.	2,033,152
61,429		Woolworths Ltd.	780,637

			9,376,871

		Austria: 0.4%
5,494	@	Raiffeisen Intl. Bank Holding AG	367,954
50,890		Telekom Austria AG	1,016,973

			1,384,927

		Belgium: 0.2%
14,000		UCB SA	743,103

			743,103

		Bermuda: 0.6%
9,100		PartnerRe Ltd.	582,855
36,900	L	Tyco Intl. Ltd.	1,027,665
11,600	L	XL Capital Ltd.	789,148

			2,399,668

		Canada: 4.4%
123,400	L	Abitibi-Consolidated, Inc.	496,535
71,200		Alcan, Inc.	2,260,658
45,700	L	Cameco Corp.	2,442,111
23,100		Canadian Natural Resources Ltd.	1,044,934
48,000	L	Falconbridge Ltd.	1,284,991
56,100	L	IGM Financial, Inc.	2,066,410
40,800	L	Inco Ltd.	1,931,880
68,300		Methanex Corp.	1,013,378
15,700		Potash Corp. of Saskatchewan	1,465,568
16,600		Suncor Energy, Inc.	1,007,214
16,400		Telus Corp.	685,476
4,600		Telus Corp. — Non Voting	187,670
22,500		The Thomson Corp.	850,899

			16,737,724

		Denmark: 0.2%
16,600		Novo-Nordisk A/S	824,017

			824,017

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		France: 5.0%
5,310		Air Liquide	$981,306
57,500		BNP Paribas	4,389,071
50,260		Bouygues	2,342,905
7,000		Groupe Danone	760,459
10,900		L’Oreal SA	846,886
6,500		Lafarge SA	574,519
64,005		Sanofi-Synthelabo SA	5,317,435
21,500		Schneider Electric SA	1,703,352
7,900		Societe Generale	905,439
32,100		Vivendi Universal SA	1,053,591

			18,874,963

		Germany: 3.1%
10,400		Allianz AG	1,409,411
25,400		Bayer AG	937,550
39,400		DaimlerChrysler AG	2,101,909
47,600		Deutsche Post AG	1,118,790
76,100	@	Infineon Technologies AG	753,283
6,100		SAP AG	1,060,496
31,200		SAP AG ADR	1,351,896
29,200		Siemens AG	2,263,547
12,700		Volkswagen AG	785,996

			11,782,878

		Greece: 0.1%
11,510		OPAP SA	359,295

			359,295

		Hong Kong: 1.0%
378,000	L	Li & Fung Ltd.	875,503
1,278,000		PCCW Ltd.	833,652
201,000		Sun Hung Kai Properties Ltd.	2,088,174

			3,797,329

		Ireland: 0.4%
34,000		CRH PLC	923,739
14,600	@, L	Ryanair Holdings PLC ADR	664,738

			1,588,477

		Israel: 0.5%
57,500	L	Teva Pharmaceutical Industries ADR	1,921,650

			1,921,650

		Japan: 15.5%
12,000	L	Advantest Corp.	939,589
114,000		Aeon Co., Ltd.	2,297,278
174,000		Bank of Yokohama Ltd.	1,330,995
42,000		Bridgestone Corp.	905,640
14,600		Canon, Inc.	793,583

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Japan: 15.5% (continued)
30,100	@, L	Daiichi Sankyo Co., Ltd.	$617,456
98,000		Daimaru, Inc.	1,156,752
107,000		Dainippon Screen Manufacturing Co. Ltd.	702,968
17,700		Enplas Corp.	485,714
15,100		Fanuc Ltd.	1,230,067
7,200		Hoya Corp.	240,544
21,600	@	Hoya Corp.	735,627
32,200	L	Kansai Electric Power Co., Inc.	712,939
90		Millea Holdings, Inc.	1,453,714
61,000		Mitsubishi Corp.	1,208,963
149,000		Mitsubishi Estate Co., Ltd.	2,052,958
101		Mitsubishi Tokyo Financial Group, Inc.	1,324,483
48,000		Nikon Corp.	609,719
11,000		Nintendo Co., Ltd.	1,292,174
38,000		Nippon Electric Glass Co. Ltd.	690,704
218		Nippon Telegraph & Telephone Corp.	1,083,064
121,700	L	Nissan Motor Co., Ltd.	1,401,798
29,000		Nissin Food Products Co., Ltd.	755,915
13,300		Nitto Denko Corp.	752,613
36,200		Omron Corp.	885,700
5,500		ORIX Corp.	998,408
35,000		Ricoh Co., Ltd.	549,757
8,300		Rohm Co., Ltd.	724,406
15,400		Ryohin Keikaku Co., Ltd.	995,530
68,000		Sekisui House Ltd.	838,811
8,800		Shimamura Co., Ltd.	980,653
48,200		Shin-Etsu Chemical Co., Ltd.	2,115,651
8,400		SMC Corp.	1,125,311
36,000		Softbank Corp.	2,012,527
59,000		Sompo Japan Insurance, Inc.	786,552
157,000		Sumitomo Corp.	1,669,370
522		Sumitomo Mitsui Financial Group, Inc.	4,949,814
89,000		Suzuki Motor Corp.	1,655,949
14,500		T&D Holdings, Inc.	868,738
18,000	L	Takeda Chemical Industries Ltd.	1,079,317
46,200		Tohoku Electric Power Co., Inc.	1,030,817
11,100		Tokyo Electric Power Co., Inc.	281,642
17,700		Tokyo Electron Ltd.	949,471
238,000	L	Tokyo Gas Co., Ltd.	969,667
97,000	L	Toto Ltd.	770,858
25,000		Trend Micro, Inc.	799,093
385	@	UFJ Holdings, Inc.	3,130,239
43,000		Ushio, Inc.	875,220
458	@	Yahoo! Japan Corp.	545,527
458		Yahoo! Japan Corp.	540,030
19,900		Yamanouchi Pharmaceutical Co. Ltd.	753,064
79,000	L	Yamato Transport Co. Ltd.	1,305,711

			58,963,090

		Mexico: 0.9%
134,400	L	America Movil SA de CV ADR	3,537,408

			3,537,408

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Netherlands: 4.9%
66,689		Abn Amro Holding NV	$1,602,989
25,664		Aegon NV	383,000
88,215	@	ASML Holding NV	1,458,046
46,550	L	Heineken NV	1,502,529
36,900		Reed Elsevier NV	510,417
235,700		Royal Dutch Shell Petroleum Co.	7,806,198
25,900		Royal Dutch Shell Petroleum Co. ADR	1,700,076
85,600		Royal KPN NV	770,777
22,700	@	Royal Numico NV	997,112
24,000	L	Unilever NV	1,714,483

			18,445,627

		Norway: 0.1%
31,000		Norske Skogindustrier ASA	459,612

			459,612

		Portugal: 0.2%
65,600		Portugal Telecom SGPS SA	600,421

			600,421

		Singapore: 0.4%
973,886		Singapore Telecommunications Ltd.	1,414,383

			1,414,383

		South Africa: 1.1%
113,100		Sasol Ltd.	4,378,370

			4,378,370

		South Korea: 0.7%
9,980	#	Samsung Electronics Co., Ltd. GDR	2,848,598

			2,848,598

		Spain: 2.4%
162,500		Banco Bilbao Vizcaya Argentaria SA	2,860,992
62,900		Banco Santander Central Hispano SA	830,180
25,400		Inditex SA	748,456
112,400		Repsol YPF SA	3,642,598
63,682		Telefonica SA	1,048,198

			9,130,424

		Sweden: 1.3%
47,400		Atlas Copco AB	921,070
78,200	L	Telefonaktiebolaget LM Ericsson ADR	2,880,888
280,300		Telefonaktiebolaget LM Ericsson	1,034,044

			4,836,002

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Switzerland: 5.4%
28,584		Compagnie Financiere Richemont AG	$1,140,285
37,466		Credit Suisse Group	1,669,180
49,520		Holcim Ltd.	3,302,062
23		Lindt & Spruengli AG	383,000
8,368		Nestle SA	2,467,832
3,212		Nobel Biocare Holding AG	760,331
88,377		Novartis AG	4,513,271
9,705		Roche Holding AG	1,353,864
39,300		STMicroelectronics NV	681,321
26,228		Swiss Reinsurance	1,731,087
2,233		Swisscom AG	733,984
940	@	Syngenta AG	99,052
8,000		Synthes, Inc.	941,167
11,000		UBS AG	941,446

			20,717,882

		Taiwan: 0.1%
29,600		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	243,312

			243,312

		United Kingdom: 8.9%
54,400		AstraZeneca PLC	2,559,976
128,400		AstraZeneca PLC ADR	6,047,640
55,041		BHP Billiton PLC	892,111
168,500		Bradford & Bingle PLC	1,018,956
72,700		Cadbury Schweppes PLC	736,378
72,600		Diageo PLC	1,047,862
34,200		Hanson PLC	356,657
155,000		HBOS PLC	2,344,202
72,441		HSBC Holdings PLC	1,176,289
107,000		Pearson PLC	1,250,156
19,000		Reckitt Benckiser PLC	581,260
64,900		Reed Elsevier PLC	602,480
86,900	@	Rolls-Royce Group PLC	575,018
111,900		Royal Bank of Scotland Group PLC	3,188,211
41,700		Standard Chartered PLC	903,565
125,100		Unilever PLC	1,312,453
3,062,436		Vodafone Group PLC	7,991,479
36,500		Wolseley PLC	776,341
47,200		Yell Group PLC	400,333

			33,761,367

		United States: 37.4%
23,800	L	Adobe Systems, Inc.	710,430
25,700	@, L	Affiliated Computer Services, Inc.	1,403,220
7,799	@	Agilent Technologies, Inc.	255,417
40,800	L	Allergan, Inc.	3,738,096
135,200	@, L	Altera Corp.	2,583,672
42,300		Altria Group, Inc.	3,117,933
31,175		American International Group, Inc.	1,931,603
41,900		American Standard Cos., Inc.	1,950,445
15,500	@, L	AmeriCredit Corp.	369,985
17,100	@	Amgen, Inc.	1,362,357
37,700	L	Anheuser-Busch Cos., Inc.	1,622,608

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		United States: 37.4% (continued)
247,200		Applied Materials, Inc.	$4,192,512
17,300		Automatic Data Processing, Inc.	744,592
27,900		Avon Products, Inc.	753,300
14,600		Baker Hughes, Inc.	871,328
22,800		Baxter International, Inc.	909,036
13,800	L	Beazer Homes USA, Inc.	809,646
30	@	Berkshire Hathaway, Inc.	2,460,000
22,000		Boeing Co.	1,494,900
24,675	@, L	Cablevision Systems Corp.	756,782
8,400		Capital One Financial Corp.	667,968
21,300	L	Carnival Corp.	1,064,574
26,000	@, L	Checkfree Corp.	983,320
7,029		ChevronTexaco Corp.	454,987
193,300	@	Cisco Systems, Inc.	3,465,869
16,900		Coca-Cola Co.	729,911
28,000	@, L	Comcast Corp.	822,640
11,500		Cooper Industries Ltd.	795,110
16,700	L	Costco Wholesale Corp.	719,603
26,700		Danaher Corp.	1,437,261
18,800	@	DaVita, Inc.	866,116
54,380	@, L	DIRECTV Group, Inc.	814,612
23,600		Dow Chemical Co.	983,412
31,600	@, L	eBay, Inc.	1,301,920
18,200		Eli Lilly & Co.	974,064
38,150	@, L	Expedia, Inc.	755,752
15,000		Exxon Mobil Corp.	953,100
101,800		Fannie Mae	4,562,676
38,600	L	Fluor Corp.	2,485,068
111,300	@, L	Forest Laboratories, Inc.	4,337,361
52,600		Freddie Mac	2,969,796
6,700		General Dynamics Corp.	800,985
136,800		General Electric Co.	4,606,056
7,800	L	General Growth Properties, Inc.	350,454
7,000		Golden West Financial Corp.	415,730
17,800		Guidant Corp.	1,226,242
74,700		Hewlett-Packard Co.	2,181,240
71,600		Hudson City Bankcorp, Inc.	852,040
48,500	@, L	Huntsman Corp.	948,175
27,350	@, L	IAC/InterActiveCorp	693,323
78,100	L	IKON Office Solutions, Inc.	779,438
15,500		Illinois Tool Works, Inc.	1,276,115
8,500	@, L	ImClone Systems, Inc.	267,325
25,500		Intel Corp.	628,575
2,300		International Paper Co.	68,540
44,700	@, L	Interpublic Group of Cos., Inc.	520,308
19,600	@, L	Ivax Corp.	516,656
26,000	@	Jabil Circuit, Inc.	803,920
93,912		JP Morgan Chase & Co.	3,186,434
92,300	L	Kla-Tencor Corp.	4,500,548
19,700	L	Kraft Foods, Inc.	602,623
10,000	@	Lexmark Intl., Inc.	610,500
19,400	@, L	Lincare Holdings, Inc.	796,370
18,400		Linear Technology Corp.	691,656
28,000		Lowe’s Cos., Inc.	1,803,200
87,600		Microsoft Corp.	2,253,948
80,700	@, L	Millennium Pharmaceuticals, Inc.	752,931

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		United States: 37.4% (continued)
46,808		News Corp., Inc.	$729,737
8,300		Northern Trust Corp.	419,565
25,000		PepsiCo, Inc.	1,417,750
42,875		Pfizer, Inc.	1,070,589
32,600	@	Polycom, Inc.	527,142
46,000		Qualcomm, Inc.	2,058,500
193,800	@	Qwest Communications Intl., Inc.	794,580
40,900	L	Schlumberger Ltd.	3,451,142
59,300		SLM Corp.	3,180,852
191,350		Sprint Corp.	4,550,303
27,100		State Street Corp.	1,325,732
66,400		Sysco Corp.	2,082,968
20,500	L	Target Corp.	1,064,565
125,100	@, L	Tenet Healthcare Corp.	1,404,873
48,800	@, L	Teradyne, Inc.	805,200
217,800		Time Warner, Inc.	3,944,358
12,700	@, L	Transocean, Inc.	778,637
14,300	L	United Parcel Service, Inc.	988,559
37,000		United Technologies Corp.	1,918,080
26,600		Verizon Communications, Inc.	869,554
104,850	L	Washington Mutual, Inc.	4,112,217
18,500	@, L	Weatherford Intl., Ltd.	1,270,210
16,500	@	WellPoint, Inc.	1,251,030
64,200		Wells Fargo & Co.	3,760,194
70,800		Xilinx, Inc.	1,971,780

			142,064,431

		Total Common Stock	371,191,829

		(Cost $301,032,188)
Preferred Stock: 0.6%
		Germany: 0.1%
6,500		Volkswagen AG	297,981

			297,981

		United States: 0.5%
42,300		Chubb Corp.	1,381,095
24,500	C	General Motors Corp.	483,875

			1,864,970

		Total Preferred Stock
		(Cost $1,951,053)	2,162,951

Rights: 0.0%
		Norway: 0.0%
31,000	@	Norske Skogindustrier ASA	54,642

		Total Rights
		(Cost -)	54,642

		Total Long-Term Investments
		(Cost $302,983,241)	373,409,422

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 13.1%
		Securities Lending CollateralCC
$49,565,324		The Bank of New York Institutional Cash Reserves Fund		$49,565,324

		Total Short-Term Investments
		(Cost $49,565,324)		49,565,324

		Total Investments in Securities
		(Cost $352,548,565)*	111.4%	$422,974,746
		Other Assets and Liabilities-Net	(11.4)	(43,141,538)

		Net Assets	100.0%	$379,833,208

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $354,358,596.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$81,525,524
		Gross Unrealized Depreciation		(12,909,374)

		Net Unrealized Appreciation		$68,616,150

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 95.6%
		Advertising: 0.2%
108,500	@	Valuevision Media, Inc.	$1,231,475

			1,231,475

		Aerospace/Defense: 0.5%
66,100	@	Ducommun, Inc.	1,454,200
74,100	@, L	K&F Industries Holdings, Inc.	1,239,693

			2,693,893

		Airlines: 2.2%
277,300	@, L	JetBlue Airways Corp.	4,880,480
558,700	@, L	Northwest Airlines, Inc.	368,742
135,300	@, L	Pinnacle Airlines Corp.	879,450
322,900	L	Southwest Airlines Co.	4,795,065

			10,923,737

		Apparel: 0.2%
41,500	@	Warnaco Group, Inc.	909,265

			909,265

		Auto Parts & Equipment: 0.1%
196,100	@, L	Dephi Corp.	541,236

			541,236

		Banks: 5.1%
2,000		Banner Corp.	53,280
24,558	L	BOK Financial Corp.	1,182,959
1,100		Columbia Banking System, Inc.	28,853
23,000		Comerica, Inc.	1,354,700
51,100	L	Cullen/Frost Bankers, Inc.	2,521,274
143,900		East-West Bancorp, Inc.	4,898,356
149,150		First Midwest Bancorp, Inc.	5,554,346
54,200	L	FirstMerit Corp.	1,452,018
47,800		Placer Sierra Bancshares	1,313,066
76,300	L	Sterling Bancshares, Inc.	1,122,373
104,300		Umpqua Holdings Corp.	2,536,576
50,500		Zions Bancorporation	3,596,105

			25,613,906

		Beverages: 0.4%
76,200		Pepsi Bottling Group, Inc.	2,175,510

			2,175,510

		Biotechnology: 1.5%
497,000	@, L	Millennium Pharmaceuticals, Inc.	4,637,010
112,600	@, L	Protein Design Labs, Inc.	3,152,800

			7,789,810

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Building Materials: 1.0%
112,000		American Standard Cos., Inc.	$5,213,600

			5,213,600

		Chemicals: 0.8%
8,400		Georgia Gulf Corp.	202,272
72,800	@, L	Huntsman Corp.	1,423,240
113,100	@@	Methanex Corp.	1,681,797
8,100	@@, L	Potash Corp. of Saskatchewan	755,892

			4,063,201

		Coal: 0.7%
76,500	@, L	Alpha Natural Resources, Inc.	2,298,060
17,000	L	Arch Coal, Inc.	1,147,500

			3,445,560

		Commercial Services: 2.5%
81,200	@, L	AMN Healthcare Services, Inc.	1,256,164
7,100		Arbitron, Inc.	282,864
146,900	@	Exponent, Inc.	4,611,191
28,100		McKesson Corp.	1,333,345
214,700	@, L	Princeton Review, Inc.	1,290,347
66,300	@, L	Resources Connection, Inc.	1,964,469
77,100	@	TNS, Inc.	1,869,675

			12,608,055

		Computers: 5.2%
57,700	@, L	Affiliated Computer Services, Inc.	3,150,420
786,700	@, L	Brocade Communications Systems, Inc.	3,209,736
761,800	@, L	Dot Hill Systems Corp.	5,126,914
2,148,100	@, L	Gateway, Inc.	5,799,870
63,500	@, L	Intergraph Corp.	2,839,085
60,900	@	Lexmark Intl., Inc.	3,717,945
147,000	@, @@	Seagate Technology, Inc.	2,329,950

			26,173,920

		Cosmetics/Personal Care: 0.7%
128,300		Avon Products, Inc.	3,464,100

			3,464,100

		Distribution/Wholesale: 0.1%
14,000	@	United Stationers, Inc.	670,040

			670,040

		Diversified Financial Services: 1.7%
152,200	@, L	AmeriCredit Corp.	3,633,014
126,200	L	IndyMac Bancorp, Inc.	4,994,996

			8,628,010

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 2.7%
68,000	@	AES Corp.	$1,117,240
1,815,900	@, L	Calpine Corp.	4,703,181
31,500		Edison Intl.	1,489,320
171,200	L	MDU Resources Group, Inc.	6,103,280

			13,413,021

		Electrical Components & Equipment: 1.0%
77,900	@, L	Greatbatch, Inc.	2,137,576
66,200		Hubbell, Inc.	3,106,766

			5,244,342

		Electronics: 4.9%
93,000	@	Avnet, Inc.	2,273,850
145,000	@, L	Benchmark Electronics, Inc.	4,367,400
56,000	@, L	Cymer, Inc.	1,753,920
740,400	@, @@, L	Flextronics Intl. Ltd.	9,514,140
87,000	@	Jabil Circuit, Inc.	2,690,040
157,600		National Instruments Corp.	3,883,264
106,100	@, L	Spatialight, Inc.	465,779

			24,948,393

		Engineering & Construction: 1.2%
94,700	L	Fluor Corp.	6,096,786

			6,096,786

		Entertainment: 2.4%
167,900	@, L	Scientific Games Corp.	5,204,900
950,800	@, L	Six Flags, Inc.	6,836,252

			12,041,152

		Environmental Control: 1.0%
532,300	@, L	Allied Waste Industries, Inc.	4,497,935
38,500	@	Tetra Tech, Inc.	647,570

			5,145,505

		Food: 3.5%
277,400		Campbell Soup Co.	8,252,650
25,000	@@, L	Fresh Del Monte Produce, Inc.	680,500
634,200	@	Interstate Bakeries Corp.	6,151,740
87,300	@, L	Performance Food Group Co.	2,755,188

			17,840,078

		Forest Products & Paper: 0.4%
129,600		P.H. Glatfelter Co.	1,826,064

			1,826,064

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Products: 1.1%
271,700	@	Candela Corp.	$2,668,094
118,300	@, L	Wright Medical Group, Inc.	2,919,644

			5,587,738

		Healthcare — Services: 2.2%
11,000	@, L	American Healthways, Inc.	466,400
143,500	@	DaVita, Inc.	6,611,045
22,000	@	Lincare Holdings, Inc.	903,100
8,600	@, L	Matria Healthcare, Inc.	324,650
163,400	L	Option Care, Inc.	2,392,176
19,400	@, L	VistaCare, Inc.	280,718

			10,978,089

		Home Builders: 0.3%
25,800	L	Beazer Homes USA, Inc.	1,513,686

			1,513,686

		Home Furnishings: 1.3%
372,200	L	Furniture Brands Intl., Inc.	6,710,766

			6,710,766

		Household Products/Wares: 2.1%
239,700	@, L	Jarden Corp.	9,844,479
67,800	@	Prestige Brands Holdings, Inc.	835,296

			10,679,775

		Insurance: 1.2%
37,900		Assurant, Inc.	1,442,474
26,300	@@	Endurance Specialty Holdings Ltd.	897,093
14,200	@@	Everest Re Group Ltd.	1,390,180
38,800	@@	Max Re Capital Ltd.	961,852
17,200	@@, L	XL Capital Ltd.	1,170,116

			5,861,715

		Internet: 2.0%
42,900	@, L	Cybersource Corp.	282,282
155,800	@	Monster Worldwide, Inc.	4,784,618
191,100	@, L	Sapient Corp.	1,194,375
79,400	@	SupportSoft, Inc.	400,176
170,500	@, L	VeriSign, Inc.	3,643,585

			10,305,036

		Investment Companies: 0.2%
24,100	L	American Capital Strategies Ltd.	883,506

			883,506

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 3.1%
90,700	@@, L	Fairmont Hotels & Resorts, Inc.	$3,031,194
105,200	@@, L	Four Seasons Hotels, Inc.	6,038,480
152,100	@@, L	Orient-Express Hotels Ltd.	4,322,682
19,300		Starwood Hotels & Resorts Worldwide, Inc.	1,103,381
17,100	L	Station Casinos, Inc.	1,134,756

			15,630,493

		Machinery — Construction & Mining: 0.0%
7,600	@	Astec Industries, Inc.	215,764

			215,764

		Machinery — Diversified: 1.5%
61,400	L	Albany Intl. Corp.	2,263,818
127,500	L	Tennant Co.	5,224,950

			7,488,768

		Media: 2.6%
107,800	@	Cablevision Systems Corp.	3,306,226
639,900	@, L	Radio One, Inc.	8,415,066
79,700		Reader’s Digest Association, Inc.	1,272,809

			12,994,101

		Metal Fabricate/Hardware: 0.5%
145,900	@	Ladish Co., Inc.	2,544,496

			2,544,496

		Miscellaneous Manufacturing: 6.3%
111,000		Actuant Corp.	5,194,800
99,500		AptarGroup, Inc.	4,956,095
100,200	L	Cooper Industries Ltd.	6,927,828
197,500	@, L	ESCO Technologies, Inc.	9,888,825
75,400	@, L	Jacuzzi Brands, Inc.	607,724
216,600	L	Leggett & Platt, Inc.	4,375,320

			31,950,592

		Oil & Gas: 2.5%
27,255		Cabot Oil & Gas Corp.	1,376,650
92,800	@, L	Delta Petroleum Corp.	1,930,240
50,300	@, L	Energy Partners Ltd.	1,570,366
85,900	L	Helmerich & Payne, Inc.	5,187,501
34,800		Noble Energy, Inc.	1,632,120
29,300	L	St. Mary Land & Exploration Co.	1,072,380
15,300	@, L	Transmeridian Exploration, Inc.	63,495

			12,832,752

		Oil & Gas Services: 1.3%
28,400		BJ Services Co.	1,022,116
114,200	@, L	Newpark Resources, Inc.	961,564
67,400	@	Weatherford Intl. Ltd.	4,627,684

			6,611,364

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Packaging & Containers: 0.7%
174,900		Packaging Corp. of America	$3,394,809

			3,394,809

		Pharmaceuticals: 4.6%
60,200	L	Allergan, Inc.	5,515,524
51,600	@, L	American Pharmaceutical Partners, Inc.	2,356,056
18,200	L	AmerisourceBergen Corp.	1,406,860
204,600	@, L	Amylin Pharmaceuticals, Inc.	7,118,034
39,300	@, L	Atherogenics, Inc.	629,979
16,400	@	Express Scripts, Inc.	1,020,080
38,200	@, L	IVAX Corp.	1,006,952
7,400	@	National Medical Health Card Systems, Inc.	204,536
148,300	@, L	Pharmacyclics, Inc.	1,337,666
50,300	@, L	Pharmion Corp.	1,097,043
9,400	@	Rigel Pharmaceuticals, Inc.	223,438
18,700	@, L	Sepracor, Inc.	1,103,113

			23,019,281

		Pipelines: 0.9%
47,000	L	Kinder Morgan, Inc.	4,519,520

			4,519,520

		Real Estate Investment Trust: 4.2%
46,500		American Financial Realty Trust	660,300
37,100		Annaly Mortgage Management, Inc.	480,445
418,500		Anthracite Capital, Inc.	4,846,230
100,600		General Growth Properties, Inc.	4,519,958
210,500		Gramercy Capital Corp.	5,043,580
36,100		LaSalle Hotel Properties	1,243,645
17,700	@, L	Meristar Hospitality Corp.	161,601
107,800	L	MFA Mortgage Investments, Inc.	660,814
22,200		Pan Pacific Retail Properties, Inc.	1,462,980
40,600	L	Saxon Capital, Inc.	481,110
23,100		SL Green Realty Corp.	1,574,958

			21,135,621

		Retail: 3.3%
40,500	@, L	Autonation, Inc.	808,785
29,400		Borders Group, Inc.	651,798
12,900	@, L	California Pizza Kitchen, Inc.	377,196
67,300	@, L	Dollar Tree Stores, Inc.	1,457,045
19,329	@, L	PF Chang’s China Bistro, Inc.	866,519
119,800	L	RadioShack Corp.	2,971,040
310,400	@, L	Restoration Hardware, Inc.	1,961,728
30,300	@, L	Sports Authority, Inc.	892,032
125,300		Stage Stores, Inc.	3,366,811
727,700	@, L	Tweeter Home Entertainment Group, Inc.	2,394,133
19,800	@, L	Williams-Sonoma, Inc.	759,330

			16,506,417

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Savings & Loans: 1.1%
113,600	@	Franklin Bank Corp.	$1,834,640
21,400		Harbor Florida Bancshares, Inc.	776,178
246,400		Hudson City Bancorp, Inc.	2,932,160

			5,542,978

		Semiconductors: 7.5%
136,200	@, L	Altera Corp.	2,602,782
241,800	@, L	AMIS Holdings, Inc.	2,867,748
738,600	@	Applied Micro Circuits Corp.	2,215,800
293,300	@, L	Fairchild Semiconductor Intl., Inc.	4,358,438
225,700	@, L	Freescale Semiconductor, Inc.	5,283,637
193,800	@, L	International Rectifier Corp.	8,736,504
59,900	L	KLA-Tencor Corp.	2,920,724
28,900	@, L	MIPS Technologies, Inc.	197,387
207,000	@, L	ON Semiconductor Corp.	1,070,190
260,200	@, L	PMC-Sierra, Inc.	2,292,362
129,900	@, L	Teradyne, Inc.	2,143,350
111,900		Xilinx, Inc.	3,116,415

			37,805,337

		Software: 0.2%
13,200	@	Blackboard, Inc.	330,132
20,000	@, L	Quest Software, Inc.	301,400
44,200	@, L	SCO Group, Inc.	184,756

			816,288

		Telecommunications: 3.4%
42,700	@, L	American Tower Corp.	1,065,365
171,700	@, L	Atheros Communications, Inc.	1,675,792
1,076,400	@, L	JDS Uniphase Corp.	2,389,608
295,500	@	MDU Communications Intl., Inc.	520,080
262,000	@, L	Novatel Wireless, Inc.	3,791,140
392,500	@	Polycom, Inc.	6,346,725
281,600	@	Qwest Communications Intl., Inc.	1,154,560

			16,943,270

		Textiles: 0.2%
20,800		G&K Services, Inc.	819,312

			819,312

		Toys/Games/Hobbies: 1.2%
372,400	L	Mattel, Inc.	6,211,632

			6,211,632

		Transportation: 0.1%
59,100	@	RailAmerica, Inc.	703,290

			703,290

		Total Common Stock
		(Cost $435,291,993)	482,907,055

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. Government Agency Obligations: 2.4%
		Government Bond: 2.4%
$12,000,000		0.000%, due 10/03/05		$11,997,000

		Total U.S. Government Agency Obligation
		(Cost $11,998,000)		11,997,000

		Total Long-Term Investments
		(Cost $447,289,993)		494,904,055

SHORT-TERM INVESTMENTS: 28.7%
		Securities Lending CollateralCC
		The Bank of New York Institutional Cash Reserves Fund		144,814,162

		Total Short-Term Investments
		(Cost $144,814,162)		144,814,162

		Total Investments in Securities
		(Cost $592,104,155)*	126.7%	$639,718,217
		Other Assets and Liabilities-Net	(26.7)	(134,797,286)

		Net Assets	100.0%	$504,920,931

	@	Non-income producing security
	@@	Foreign Issuer
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $592,691,708.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$69,286,544
		Gross Unrealized Depreciation		(22,260,035)

		Net Unrealized Appreciation		$47,026,509

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.7%
		Advertising: 0.2%
16,000		Omnicom Group, Inc.	$1,338,080

			1,338,080

		Aerospace/Defense: 1.8%
33,100	L	Boeing Co.	2,249,145
12,400		General Dynamics Corp.	1,482,420
146,200		United Technologies Corp.	7,579,008

			11,310,573

		Agriculture: 1.7%
139,600	L	Altria Group, Inc.	10,289,916

			10,289,916

		Banks: 2.7%
54,800		State Street Corp.	2,680,816
242,600	L	Wells Fargo & Co.	14,209,082

			16,889,898

		Beverages: 2.6%
139,400	L	Anheuser-Busch Cos., Inc.	5,999,776
38,800		Coca-Cola Co.	1,675,772
50,900		Pepsi Bottling Group, Inc.	1,453,195
125,200		PepsiCo, Inc.	7,100,092

			16,228,835

		Biotechnology: 0.6%
26,600	@	Amgen, Inc.	2,119,222
176,200	@, L	Millennium Pharmaceuticals, Inc.	1,643,946

			3,763,168

		Building Materials: 1.1%
148,400		American Standard Cos., Inc.	6,908,020

			6,908,020

		Chemicals: 1.4%
21,400		Air Products & Chemicals, Inc.	1,179,996
95,100		Dow Chemical Co.	3,962,817
109,500	@, L	Huntsman Corp.	2,140,725
69,700	@@	Methanex Corp.	1,036,439

			8,319,977

		Commercial Services: 0.6%
52,000	@@	Accenture Ltd.	1,323,920
52,800		McKesson Corp.	2,505,360

			3,829,280

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 3.5%
176,500	@, L	Affiliated Computer Services, Inc.	$9,636,900
93,200		Hewlett-Packard Co.	2,721,440
20,800		International Business Machines Corp.	1,668,576
57,600	@	Lexmark Intl., Inc.	3,516,480
86,900	@, @@, L	Seagate Technology, Inc.	1,377,365
730,200	@	Sun Microsystems, Inc.	2,862,384

			21,783,145

		Cosmetics/Personal Care: 1.2%
190,500		Avon Products, Inc.	5,143,500
36,600	L	Procter & Gamble Co.	2,176,236

			7,319,736

		Diversified Financial Services: 7.9%
58,300	@, L	AmeriCredit Corp.	1,391,621
18,400	L	Capital One Financial Corp.	1,463,168
168,400		Fannie Mae	7,547,688
106,600		Freddie Mac	6,018,636
11,600		Goldman Sachs Group Inc.	1,410,328
383,260		JPMorgan Chase & Co.	13,004,012
331,900	L	SLM Corp.	17,803,116

			48,638,569

		Electric: 1.1%
316,100	@	AES Corp.	5,193,523
48,000		MDU Resources Group, Inc.	1,711,200

			6,904,723

		Electrical Components & Equipment: 0.2%
20,800		Emerson Electric Co.	1,493,440

			1,493,440

		Electronics: 2.8%
185,191	@, L	Agilent Technologies, Inc.	6,065,005
50,400	@, L	Avnet, Inc.	1,232,280
324,000	@, @@, L	Flextronics Intl. Ltd	4,163,400
158,800	@	Jabil Circuit Inc.	4,910,096
22,800	@	Thermo Electron Corp.	704,520

			17,075,301

		Engineering & Construction: 1.0%
97,400	L	Fluor Corp.	6,270,612

			6,270,612

		Environmental Control: 0.3%
201,600	@, L	Allied Waste North America, Inc.	1,703,520

			1,703,520

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Food: 2.7%
120,200		Campbell Soup Co.	$3,575,950
131,800	L	Kraft Foods, Inc.	4,031,762
121,000		Sysco Corp.	3,795,770
73,800	@@	Unilever NV ADR	5,273,010

			16,676,492

		Forest Products & Paper: 0.3%
55,600	L	International Paper Co.	1,656,880

			1,656,880

		Healthcare — Products: 1.8%
107,300		Baxter Intl., Inc.	4,278,051
78,274	L	Guidant Corp.	5,392,296
20,700		Medtronic, Inc.	1,109,934

			10,780,281

		Healthcare — Services: 2.2%
84,500	@	DaVita, Inc.	3,892,915
81,800	@, L	Lincare Holdings, Inc.	3,357,890
83,000	@	WellPoint, Inc.	6,293,060

			13,543,865

		Insurance: 3.1%
88,600		American Intl. Group, Inc.	5,489,656
90	@, L	Berkshire Hathaway, Inc.	7,380,000
38,500	L	Chubb Corp.	3,447,675
17,300		Hartford Financial Services Group, Inc.	1,335,041
18,100	@@, L	XL Capital Ltd.	1,231,343

			18,883,715

		Internet: 2.4%
27,900	@, L	Amazon.Com, Inc.	1,263,870
34,700	@, L	Checkfree Corp.	1,312,354
105,600	@, L	eBay, Inc.	4,350,720
25,600	@, L	Expedia, Inc.	507,136
6,436	@, L	Google, Inc.	2,036,737
25,600	@, L	IAC/InterActiveCorp.	648,960
43,500	@, L	Monster Worldwide, Inc.	1,335,885
109,500	@, L	VeriSign, Inc.	2,340,015
38,000	@, L	Yahoo!, Inc.	1,285,920

			15,081,597

		Leisure Time: 0.3%
36,900	L	Carnival Corp.	1,844,262

			1,844,262

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.4%
32,400	@, L	Las Vegas Sands Corp.	$1,066,284
22,300	L	Starwood Hotels & Resorts Worldwide, Inc.	1,274,891

			2,341,175

		Media: 2.0%
20,782	@, L	Cablevision Systems Corp.	637,384
61,400		Clear Channel Communications, Inc.	2,019,446
53,000	@, L	Comcast Corp.	1,557,140
29,400	@, L	DIRECTV Group, Inc.	440,412
2,900	L	Knight-Ridder, Inc.	170,172
282,750		Time Warner, Inc.	5,120,603
52,200		Viacom, Inc.	1,723,122
15,800		Walt Disney Co.	381,254

			12,049,533

		Mining: 0.6%
154,300		Alcoa, Inc.	3,768,006

			3,768,006

		Miscellaneous Manufacturing: 5.9%
70,400		Cooper Industries Ltd.	4,867,456
90,400		Danaher Corp.	4,866,232
507,200		General Electric Co.	17,077,424
52,600		Illinois Tool Works, Inc.	4,330,558
80,200	L	Leggett & Platt, Inc.	1,620,040
17,500	@@, L	Siemens AG ADR	1,353,275
89,600	@@, L	Tyco Intl. Ltd.	2,495,360

			36,610,345

		Oil & Gas: 4.8%
88,532		ChevronTexaco Corp.	5,730,676
104,100		Exxon Mobil Corp.	6,614,514
201,800	@@	Royal Dutch Petroleum Co.	13,246,152
37,253	@@, L	Royal Dutch Petroleum Co. ADR	2,565,614
21,600	@, L	Transocean, Inc.	1,324,296

			29,481,252

		Oil & Gas Services: 2.7%
48,500		Baker Hughes, Inc.	2,894,480
45,200		BJ Services Co.	1,626,748
22,600		Halliburton Co.	1,548,552
82,400	L	Schlumberger Ltd.	6,952,912
51,800	@, L	Weatherford Intl. Ltd.	3,556,588

			16,579,280

		Pharmaceuticals: 12.1%
159,500	L	Allergan, Inc.	14,613,390
61,400	L	AmerisourceBergen Corp.	4,746,220

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 12.1% (continued)
506,800	@@	AstraZeneca PLC ADR	$23,870,280
45,800	L	Eli Lilly & Co.	2,451,216
385,400	@, L	Forest Laboratories, Inc.	15,019,038
26,600	@, L	ImClone Systems, Inc.	836,570
71,800	@	Medco Health Solutions, Inc.	3,936,794
108,300		Pfizer, Inc.	2,704,251
25,300	@, L	Sepracor, Inc.	1,492,447
158,700	@@, L	Teva Pharmaceutical Industries Ltd. ADR	5,303,754

			74,973,960

		Pipelines: 0.7%
30,413	@, L	Kinder Morgan Management LLC	1,507,268
30,357	L	Kinder Morgan, Inc.	2,919,129

			4,426,397

		Real Estate Investment Trust: 0.1%
18,100	L	General Growth Properties, Inc.	813,233

			813,233

		Retail: 4.9%
31,100	@, L	Autonation, Inc.	621,067
109,300	L	Costco Wholesale Corp.	4,709,737
122,000	@, L	Dollar Tree Stores, Inc.	2,641,300
204,200		Lowe’s Cos., Inc.	13,150,480
65,200	L	RadioShack Corp.	1,616,960
92,100	L	Target Corp.	4,782,753
78,600	@, L	Williams-Sonoma, Inc.	3,014,310

			30,536,607

		Savings & Loans: 3.1%
116,000		Golden West Financial Corp.	6,889,240
257,400		Hudson City Bancorp., Inc.	3,063,060
236,600	L	Washington Mutual, Inc.	9,279,452

			19,231,752

		Semiconductors: 8.1%
358,500	@, L	Altera Corp.	6,850,935
620,100	L	Applied Materials, Inc.	10,516,896
344,500	@	Applied Micro Circuits Corp.	1,033,500
108,000	@, @@, L	ASML Holding NV ADR	1,783,080
107,200	@, L	Credence Systems Corp.	855,456
107,500	@, L	Fairchild Semiconductor Intl., Inc.	1,597,450
184,600	@, L	Freescale Semiconductor, Inc.	4,321,486
119,400		Intel Corp.	2,943,210
73,200	@, L	International Rectifier Corp.	3,299,856
213,300	L	KLA-Tencor Corp.	10,400,508
61,200		Linear Technology Corp.	2,300,508
31,900	@, L	Novellus Systems, Inc.	800,052
124,900	L	Xilinx, Inc.	3,478,465

			50,181,402

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Software: 3.4%
103,500	L	Adobe Systems, Inc.	$3,089,475
33,200		Automatic Data Processing, Inc.	1,428,928
348,500	L	Microsoft Corp.	8,966,905
169,900	@@	SAP AG ADR	7,361,767

			20,847,075

		Telecommunications: 5.0%
59,300	@, L	American Tower Corp.	1,479,535
454,500	@	Cisco Systems, Inc.	8,149,185
122,200	@	Corning, Inc.	2,362,126
318,100	@, L	JDS Uniphase Corp.	706,182
80,100	@	Polycom, Inc.	1,295,217
51,600		QUALCOMM, Inc.	2,309,100
288,400	@, L	Qwest Communications Intl., Inc.	1,182,440
48,900	L	SBC Communications, Inc.	1,172,133
412,450		Sprint Corp.	9,808,061
75,700		Verizon Communications, Inc.	2,474,633

			30,938,612

		Toys/Games/Hobbies: 0.2%
68,000	L	Mattel, Inc.	1,134,240

			1,134,240

		Transportation: 1.2%
18,000		Union Pacific Corp.	1,290,600
90,600	L	United Parcel Service, Inc.	6,263,178

			7,553,778

		Total Common Stock
		(Cost $525,597,952)	610,000,532

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 24.4%
		Securities Lending CollateralCC: 24.4%
$150,697,388		The Bank of New York Institutional Cash Reserves Fund		$150,697,388
		Total Short-Term Investments
		(Cost $150,697,388)		150,697,388

		Total Investments in Securities
		(Cost $676,295,340)*	123.1%	$760,697,919
		Other Assets and Liabilities-Net	(23.1)	(142,773,802)

		Net Assets	100.0%	$617,924,118

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $678,846,976.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$102,812,855
		Gross Unrealized Depreciation		(20,961,911)

		Net Unrealized Appreciation		$81,850,944

PORTFOLIO OF INVESTMENTS
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO	AS OF SEPTEMBER 30, 2005 (Unaudited)

Shares			Value

Common Stock: 90.2%
		Advertising: 3.2%
73,800		Omnicom Group, Inc.	$6,171,894

			6,171,894

		Aerospace/Defense: 3.4%
126,700		United Technologies Corp.	6,568,128

			6,568,128

		Banks: 6.5%
140,400		Bank of America Corp.	5,910,840
144,000		Wachovia Corp.	6,852,960

			12,763,800

		Beverages: 2.1%
96,800		Coca-Cola Co.	4,180,792

			4,180,792

		Diversified Financial Services: 8.6%
75,900		American Express Co.	4,359,696
136,800		Citigroup, Inc.	6,227,136
68,200		Fannie Mae	3,056,724
50,900		Merrill Lynch & Co., Inc.	3,122,715

			16,766,271

		Entertainment: 1.6%
119,100	L	International Game Technology	3,215,700

			3,215,700

		Environmental Control: 2.9%
197,700		Waste Management, Inc.	5,656,197

			5,656,197

		Healthcare — Products: 7.0%
167,500		Baxter Intl., Inc.	6,678,225
100,900		Guidant Corp.	6,951,001

			13,629,226

		Healthcare — Services: 3.1%
127,000		HCA, Inc.	6,085,840

			6,085,840

		Household Products/Wares: 1.9%
63,400		Kimberly Clark Corp.	3,774,202

			3,774,202

PORTFOLIO OF INVESTMENTS
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO	AS OF SEPTEMBER 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 2.7%
236,200	L	Newell Rubbermaid, Inc.	$5,349,930

			5,349,930

		Internet: 3.9%
333,900	@, L	Symantec Corp.	7,566,174

			7,566,174

		Media: 7.2%
343,800		Time Warner, Inc.	6,226,218
238,300		Viacom, Inc.	7,866,283

			14,092,501

		Miscellaneous Manufacturing: 4.1%
289,900	@@, L	Tyco Intl., Ltd.	8,073,715

			8,073,715

		Pharmaceuticals: 5.1%
228,000		Pfizer, Inc.	5,693,160
92,500		Wyeth	4,279,975

			9,973,135

		Retail: 8.8%
132,700		CVS Corp.	3,849,627
162,100		Home Depot, Inc.	6,182,494
126,200		McDonald’s Corp.	4,226,438
66,100		Wal-Mart Stores, Inc.	2,896,502

			17,155,061

		Semiconductors: 4.7%
135,500	L	Analog Devices, Inc.	5,032,470
249,700		Applied Materials, Inc.	4,234,912

			9,267,382

		Software: 7.2%
307,600		Microsoft Corp.	7,914,548
505,600	@	Oracle Corp.	6,264,384

			14,178,932

		Telecommunications: 4.2%
170,400	@	Cisco Systems, Inc.	3,055,272
306,200	@@, L	Nokia Oyj ADR	5,177,842

			8,233,114

		Transportation: 2.0%
43,800		FedEx Corp.	3,816,294

			3,816,294

		Total Common Stock
		(Cost $165,026,418)	176,518,288

PORTFOLIO OF INVESTMENTS
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO	AS OF SEPTEMBER 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 16.8%
		U.S. Government Agency Obligation: 9.8%
$19,271,000		Federal Home Loan bank, 2.870%, due 10/03/05		$19,266,391

		Total U.S. Government Agency Obligation
		(Cost $19,267,927)		19,266,391

		Securities Lending Collateralcc: 7.0%
		The Bank of New York Institutional Cash Reserves Fund		13,662,846

		Total Securities Lending Collateral
		(Cost $13,662,846)		13,662,846

		Total Short-Term Investments
		(Costs $32,930,773)		32,929,237

		Total investments in Securities
		(Cost $197,957,191)*	107.0%	$209,447,525
		Other Assets and Liabilities-Net	(7.0)	(13,681,507)

		Net Assets	100.0%	$195,766,018

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	CC	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $198,095,222.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,181,282
		Gross Unrealized Depreciation		(2,828,979)

		Net Unrealized Appreciation		$11,352,303

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Beverages: 1.3%
185,000	@@	Kirin Brewery Co., Ltd.	$2,042,512

			2,042,512

		Biotechnology: 14.1%
42,100	@	Amgen, Inc.	3,354,107
23,500	@	Bio-Rad Laboratories, Inc.	1,292,265
40,336	@	BioCryst Pharmaceuticals, Inc.	394,486
56,900	@	Biogen Idec, Inc.	2,246,412
18,733	@, @@	Cambridge Antibody Technology Group PLC ADR	245,590
15,527	@	Coley Pharmaceutical Group Inc	282,591
43,400	@	Genentech, Inc.	3,654,714
75,000	@, @@	Genmab A/S	1,517,203
16,451	@	Genzyme Corp.	1,178,550
20,000	@	Human Genome Sciences, Inc.	271,800
28,700	@	ICOS Corp.	792,694
35,000	@	Incyte Corp.	164,500
20,000	@	InterMune, Inc.	331,000
40,000	@	Martek Biosciences Corp.	1,405,200
72,100	@	MedImmune, Inc.	2,426,165
30,000	@	Millennium Pharmaceuticals, Inc.	279,900
117,468	@	Oscient Pharmaceuticals Corp.	249,032
25,900	@	Protein Design Labs, Inc.	725,200
25,000	@	Regeneron Pharmaceuticals, Inc.	237,250
7,587	@	Seattle Genetics, Inc.	39,832
18,500	@	Tercica Inc	208,680
37,795	@	Vertex Pharmaceuticals, Inc.	844,718

			22,141,889

		Chemicals: 3.6%
89,000		Sigma-Aldrich Corp.	5,701,340

			5,701,340

		Electronics: 0.8%
55,500		Applera Corp. - Applied Biosystems Group	1,289,820

			1,289,820

		Healthcare-Products: 11.2%
46,200		Biomet, Inc.	1,603,602
127,900	@	Boston Scientific Corp.	2,989,023
72,915		Johnson & Johnson	4,614,061
14,300	@	Kinetic Concepts, Inc.	812,240
37,100		Medtronic, Inc.	1,989,302
174,274	@@	Smith & Nephew PLC	1,468,646
36,000	@	St. Jude Medical, Inc.	1,684,800
35,000	@	Synovis Life Technologies, Inc.	376,250
82,100	@	Wright Medical Group, Inc.	2,026,228

			17,564,152

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 15.5%
25,500		Aetna, Inc.	$2,196,570
18,400	@@	Fresenius AG	2,355,937
65,200		HCA, Inc.	3,124,384
50,800	@	Health Net, Inc.	2,403,856
35,900		Manor Care, Inc.	1,378,919
45,900		Quest Diagnostics, Inc.	2,319,786
10,000	@	Renal Care Group, Inc.	473,200
135,700	@	WellPoint, Inc.	10,288,773

			24,958,279

		Insurance: 1.4%
18,400		CIGNA Corp.	2,168,624

			2,168,624

		Pharmaceuticals: 47.9%
105,869		Abbott Laboratories	4,488,846
25,000	@	Abgenix, Inc.	317,000
8,000		Alpharma, Inc.	198,960
15,830	@	Anadys Pharmaceuticals, Inc.	168,906
73,100	@, @@	Angiotech Pharmaceuticals, Inc.	1,024,862
73,100	@@	AstraZeneca PLC	3,425,455
15,000	@	Atherogenics, Inc.	240,450
11,300	@	Barr Pharmaceuticals, Inc.	620,596
165,800		Bristol-Myers Squibb Co.	3,989,148
93,200	@@	Chugai Pharmaceutical Co. Ltd.	1,786,192
20,629	@	Cubist Pharmaceuticals, Inc.	444,349
46,360	@, @@	Daiichi Sankyo Co Ltd.	951,006
40,000	@	DOV Pharmaceutical, Inc.	679,200
87,200		Eli Lilly & Co.	4,666,944
91,900	@@	GlaxoSmithKline PLC ADR	4,712,632
27,600	@	Hospira, Inc.	1,130,772
62,900	@	ImClone Systems, Inc.	1,978,205
20,000	@	Medarex, Inc.	190,400
100,900		Merck & Co., Inc.	2,745,489
12,540	@@	Merck KGaA	1,057,561
37,000		Mylan Laboratories, Inc.	712,620
55,800	@	Nastech Pharmaceutical Co., Inc.	789,012
5,000	@	Neurocrine Biosciences, Inc.	245,950
92,300	@@	Novartis AG ADR	4,707,300
70,800	@@	Novo-Nordisk A/S	3,514,483
37,443	@	NPS Pharmaceuticals, Inc.	378,549
40,000	@	OSI Pharmaceuticals, Inc.	1,169,600
27,900	@	Par Pharmaceutical Cos, Inc.	742,698
185,700		Pfizer, Inc.	4,636,929
31,000	@	Pharmion Corp.	676,110
12,000	@	Priority Healthcare Corp.	334,320
325,500	@	QLT, Inc.	2,496,585
28,200	@@	Roche Holding AG	3,933,949
62,200	@@	Schering AG	3,955,708
226,500		Schering-Plough Corp.	4,767,825
46,000	@	Tanox, Inc.	673,900
35,000	@	Trimeris, Inc.	536,900

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Pharmaceuticals: 47.9% (continued)
55,400		Valeant Pharmaceuticals Intl.		$1,112,432
85,200		Wyeth		3,942,204
77,100	@	Zymogenetics Inc		1,272,150

				75,416,197

		Retail: 1.3%
73,400		CVS Corp.		2,129,334

				2,129,334

		Software: 1.2%
44,369	@	IDX Systems Corp.		1,915,853

				1,915,853

		Total Common Stock
		(Cost $149,807,329)		154,911,146

PREFERRED STOCK: 0.6%
		Healthcare-Products: 0.3%
6,629	@@	Fresenius Medical Care AG		520,778

				520,778

		Healthcare-Products: 0.3%
3,000	@@	Fresenius AG		416,854

				416,854

		Total Preferred Stock
		(Cost $829,071)		937,632

		Total Investments In Securities
		(Cost $150,636,400)*	98.9%	$155,848,778
		Other Assets and Liabilities—Net	1.1	1,693,531

		Net Assets	100.0%	$157,542,309

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $151,842,243.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,839,975
		Gross Unrealized Depreciation		(2,833,440)

		Net Unrealized Appreciation		$4,006,535

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.6%
		Advertising: 2.4%
65,500	@	Lamar Advertising Co.	$2,971,080
27,800		Omnicom Group, Inc.	2,324,914

			5,295,994

		Aerospace/Defense: 1.3%
48,700		Lockheed Martin Corp.	2,972,648

			2,972,648

		Apparel: 2.1%
101,900	@	Coach, Inc.	3,195,584
64,500		Wolverine World Wide, Inc.	1,357,725

			4,553,309

		Biotechnology: 5.0%
27,700	@	Amgen, Inc.	2,206,859
127,700	@	Biogen Idec, Inc.	5,041,596
56,000	@	Martek Biosciences Corp.	1,967,280
67,000	@	Protein Design Labs, Inc.	1,876,000

			11,091,735

		Building Materials: 1.8%
52,000		Martin Marietta Materials, Inc.	4,079,920

			4,079,920

		Coal: 2.1%
64,500		Foundation Coal Holdings, Inc.	2,480,025
44,100		Massey Energy Co.	2,252,187

			4,732,212

		Computers: 6.3%
107,200	@	Apple Computer, Inc.	5,746,992
196,000	@	Cadence Design Systems, Inc.	3,167,360
59,800	@	Cognizant Technology Solutions Corp.	2,786,082
65,900	@	Dell, Inc.	2,253,780

			13,954,214

		Cosmetics/Personal Care: 1.6%
60,500		Procter & Gamble Co.	3,597,330

			3,597,330

		Diversified Financial Services: 2.6%
25,000		Goldman Sachs Group, Inc.	3,039,500
25,100		Legg Mason, Inc.	2,753,219

			5,792,719

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.8%
29,500	@	Fisher Scientific Intl., Inc.	$1,830,475

			1,830,475

		Entertainment: 0.9%
75,350	@	Shuffle Master, Inc.	1,991,501

			1,991,501

		Food: 1.0%
62,700	@	United Natural Foods, Inc.	2,217,072

			2,217,072

		Healthcare - Products: 9.5%
34,500	@@	Alcon, Inc.	4,411,860
66,100		Baxter Intl., Inc.	2,635,407
32,950		Cooper Cos., Inc.	2,524,300
49,700		Johnson & Johnson	3,145,016
71,700		Medtronic, Inc.	3,844,554
99,300	@	St. Jude Medical, Inc.	4,647,240

			21,208,377

		Healthcare - Services: 6.9%
40,500		Aetna, Inc.	3,488,670
62,400	@	American Healthways, Inc.	2,645,760
33,700	@	Coventry Health Care, Inc.	2,898,874
45,600	@	DaVita, Inc.	2,100,792
74,300		UnitedHealth Group, Inc.	4,175,660
1,100	@	WellPoint, Inc.	83,402

			15,393,158

		Household Products/Wares: 1.0%
27,600		Fortune Brands, Inc.	2,244,708

			2,244,708

		Insurance: 1.1%
36,400		Prudential Financial, Inc.	2,459,184

			2,459,184

		Internet: 5.0%
54,600	@	Amazon.com, Inc.	2,473,380
54,300	@	eBay, Inc.	2,237,160
12,900	@	Google, Inc.	4,082,334
71,100	@	Yahoo!, Inc.	2,406,024

			11,198,898

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 2.1%
38,900		Starwood Hotels & Resorts Worldwide, Inc.	$2,223,913
36,700		Station Casinos, Inc.	2,435,412

			4,659,325

		Miscellaneous Manufacturing: 5.1%
32,600		Cooper Industries Ltd.	2,253,964
202,900		General Electric Co.	6,831,643
78,100		Pall Corp.	2,147,750

			11,233,357

		Oil & Gas: 8.6%
48,500		Apache Corp.	3,648,170
56,550		Devon Energy Corp.	3,881,592
67,300		Diamond Offshore Drilling	4,122,125
28,700		Tesoro Corp.	1,929,788
122,200		XTO Energy, Inc.	5,538,104

			19,119,779

		Oil & Gas Services: 1.8%
57,800	@	Weatherford Intl. Ltd.	3,968,548

			3,968,548

		Pharmaceuticals: 4.1%
72,550	@	Caremark Rx, Inc.	3,622,422
47,700	@	CV Therapeutics, Inc.	1,275,975
156,500	@	Endo Pharmaceuticals Holdings, Inc.	4,173,855

			9,072,252

		Retail: 6.2%
97,500		Best Buy Co., Inc.	4,244,175
141,600	@	Chico’s FAS, Inc.	5,210,880
35,100		Lowe’s Cos., Inc.	2,260,440
12,600		Outback Steakhouse, Inc.	461,160
38,000		Walgreen Co.	1,651,100

			13,827,755

		Semiconductors: 6.0%
152,900	@	Altera Corp.	2,921,919
138,500		Intel Corp.	3,414,025
72,600	@, @@	Marvell Technology Group Ltd.	3,347,586
100,100	@	MEMC Electronic Materials, Inc.	2,281,279
48,300		Microchip Technology, Inc.	1,454,796

			13,419,605

		Software: 6.5%
77,500	@	Autodesk, Inc.	3,599,100
292,300		Microsoft Corp.	7,520,879
274,600	@	Oracle Corp.	3,402,294

			14,522,273

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 7.2%
119,000	@	Corning, Inc.		$2,300,270
208,700		Motorola, Inc.		4,610,183
125,800		QUALCOMM, Inc.		5,629,550
614,600	@	Sonus Networks Inc		3,564,679

				16,104,682

		Textiles: 0.6%
30,900		Cintas Corp.		1,268,445

				1,268,445

		Total Common Stock
		(Cost $218,633,434)		221,809,475

		Total Investments in Securities
		(Cost $218,633,434)*	99.6%	$221,809,475
		Other Assets and Liabilities-Net	0.4	923,604

		Net Assets	100.0%	$222,733,079

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $218,658,809.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,820,372
		Gross Unrealized Depreciation		(1,669,706)

		Net Unrealized Appreciation		$3,150,666

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 89.4%
		Advertising:0.5%
14,000	@@	Clear Media Ltd.	$12,542
400	@, L	Getty Images, Inc.	34,416
17,800	@, @@	JC Decaux SA	393,896
14,100		Omnicom Group	1,179,183

			1,620,037

		Aerospace/Defense: 0.9%
47,400	@	Esterline Technologies Corp.	1,795,986
12,700		L-3 Communications Holdings, Inc.	1,004,189

			2,800,175

		Agriculture: 0.7%
22,900	L	Bunge Ltd.	1,204,998
342,000	@@	Chaoda Modern Agriculture	130,280
16,500		Monsanto Co.	1,035,375

			2,370,653

		Airlines: 0.2%
17,500	@, @@	ACE Aviation Holdings, Inc.	535,434

			535,434

		Apparel: 0.8%
10,587	@, L	Columbia Sportswear Co.	491,237
9,600	@	Guess?, Inc.	205,728
97,800	@	Quiksilver, Inc.	1,413,210
77,854	@@	Ted Baker PLC	663,747

			2,773,922

		Auto Manufacturers: 0.2%
6,520	@@	Hyundai Motor Co.	511,877

			511,877

		Auto Parts & Equipment: 0.4%
10,100		BorgWarner, Inc.	570,246
3,815,000	@@	Geely Automobile Holdings Ltd.	213,918
103,364	@	IMPCO Technologies, Inc.	620,184
322,000	@, @@	New Focus Auto Tech Holdings Ltd.	44,827

			1,449,175

		Banks: 1.7%
3,500	@@, L	Banco Itau Holding Financeira SA ADR	415,310
24,000	@@	Banco Pastor SA	1,099,537
192,000	@@, L	Bank of Fukuoka Ltd.	1,388,594
8,100	L	Boston Private Financial Holdings, Inc.	214,974
15	@@	Capitalia S.p.A.	82
6,500		Center Financial Corp.	152,750

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.7% (continued)
15,900		Colonial BancGroup, Inc.	$356,160
6,200	@@	HDFC Bank Ltd. ADR	317,440
61,000	@@	Hiroshima Bank Ltd.	327,192
5,100	@@	ICICI Bank Ltd. ADR	144,075
69,000	@@	Juroku Bank Ltd.	448,909
70,000	@@	Keiyo Bank Ltd.	464,690
1,600	L	PrivateBancorp, Inc.	54,848
5,498		Wintrust Financial Corp.	276,329

			5,660,890

		Beverages: 0.2%
2,300	@@	Fomento Economico Mexicano SA de CV ADR	160,816
5,431	@	Green Mountain Coffee Roasters, Inc.	188,890
10,900	@@	Grupo Modelo SA	35,175
21,500	@, L	Jones Soda Co.	118,250

			503,131

		Biotechnology: 5.6%
5,453	@, L	Affymetrix, Inc.	252,092
15,704	@	Charles River Laboratories Intl., Inc.	685,008
1,700	@	Genentech, Inc.	143,157
203,700	@	Harvard Bioscience, Inc.	621,285
9,100	@, L	Immunogen, Inc.	66,794
103,570	@, L	Invitrogen Corp.	7,791,571
10,300	@, L	Martek Biosciences Corp.	361,839
41,900	@, L	Millipore Corp.	2,635,091
350,400	@, @@, L	Qiagen NV	4,569,216
84,600	@, L	Stratagene Corp.	762,246
98,900	@	Strategic Diagnostics, Inc.	405,490

			18,293,789

		Building Materials: 0.4%
10,050		Florida Rock Industries	644,105
19,500		Simpson Manufacturing Co., Inc.	763,230

			1,407,335

		Chemicals: 1.7%
58,100		Airgas, Inc.	1,721,503
56,100		Chemtura Corp.	696,762
32,600		Ecolab, Inc.	1,040,918
3,800	@@	K+S AG	268,038
6,700	@@	Nitto Denko Corp.	379,136
8,300		Praxair, Inc.	397,819
2,900	@@	Sinopec Shanghai Petrochemical Co., Ltd., ADR	102,225
87,000	@@	Tokuyama Corp.	857,403

			5,463,804

		Coal: 2.4%
10,800	L	Arch Coal, Inc.	729,000
54,000		Consol Energy, Inc.	4,118,580
8,100	@@	Fording Canadian Coal Trust	345,956

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Coal: 2.4% (continued)
11,000		Massey Energy Co.	$561,770
24,700		Peabody Energy Corp.	2,083,445

			7,838,751

		Commercial Services: 1.9%
39,300	@, L	Albany Molecular Research, Inc.	478,674
15,643	@, L	Bright Horizons Family Solutions, Inc.	600,691
16,900	@	ChoicePoint, Inc.	729,573
366	@@	Fullcast Co., Ltd.	865,534
12,000	@, @@, L	Icon PLC ADR	600,000
27,700	@@	Intertek Group PLC	334,814
21,800		MAXIMUS, Inc.	779,350
7,400		Moody’s Corp.	377,992
100	@	Pharmaceutical Product Development, Inc.	5,751
26,475	@	Princeton Review, Inc.	159,115
11,202	@, L	Proxymed, Inc.	56,794
6,100	@@	Randstad Holdings NV	235,395
2,300	@@	Ritchie Bros Auctioneers, Inc.	101,177
22,500		Service Corp. Intl.	186,525
808	@@	SGS Societe Generale Surveillance Holdings SA	626,654
7,300	@@	TIS, Inc.	152,526

			6,290,565

		Computers: 2.8%
9,000	@, L	Affiliated Computer Services, Inc.	491,400
50,749	@	Apple Computer, Inc.	2,720,654
88,707	@, L	Icad, Inc.	222,655
6	@@	NET One Systems Co., Ltd.	11,854
41,500	@@	Oberthur Card Systems SA	377,282
2,700	@@	Obic Co., Ltd.	460,736
83,200	@, L	SanDisk Corp.	4,014,400
26,900	@, @@, L	Seagate Technology, Inc.	426,365
23,674	@	Synopsys, Inc.	447,439
1,200	@, @@	Xyratex Ltd.	17,652

			9,190,437

		Cosmetics/Personal Care: 0.9%
59,600	L	Avon Products, Inc.	1,609,200
462,000	@@	Beauty China Holdings Ltd.	190,409
1,900	@@, #	Kalina ADR	64,078
110	@@	Kose Corp.	3,764
17,600	@@	Natura Cosmeticos SA	705,062
22,000	@@	Shiseido Co., Ltd. ADR	317,557

			2,890,070

		Distribution/Wholesale: 1.7%
51,501	L	CDW Corp.	3,034,439
77,895	@, L	LKQ Corp.	2,352,429
4,000	@	Nuco2, Inc.	103,000

			5,489,868

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.2%
20,200	@, @@, #	TSX Group, Inc.	$701,587

			701,587

		Electric: 0.2%
39,200	@, L	AES Corp.	644,056

			644,056

		Electrical Components & Equipment: 0.3%
32,400		C&D Technologies, Inc.	304,884
7,820	@@	LG Electronics, Inc.	527,521

			832,405

		Electronics: 4.4%
13,900	L	Fisher Scientific Intl., Inc.	862,495
9,534	@@	Garmin Ltd.	646,691
46,600		Gentex Corp.	810,840
872,792	@@	Hon Hai Precision Industry Co., Ltd.	4,081,279
45,900	@, L	Kemet Corp.	384,642
1,000	@@	Keyence Corp.	253,002
2,060	@	Measurement Specialties, Inc.	43,672
8,500	@, @@	Mettler Toledo Intl., Inc.	433,330
21,300		National Instruments Corp.	524,832
692		Symbol Technologies, Inc.	6,699
48,400	@	Thermo Electron Corp.	1,495,560
18,964	@	Trimble Navigation Ltd.	638,897
197,800	@, L	Vishay Intertechnology, Inc.	2,363,710
22,400	@	Waters Corp.	931,840
28,200	L	Watts Water Technologies, Inc.	813,570

			14,291,059

		Engineering & Construction: 1.2%
40,200	@@	Chicago Bridge & Iron Co. NV	1,249,818
9,600	@, L	Dycom Industries, Inc.	194,112
24,200	@, L	Jacobs Engineering Group, Inc.	1,631,080
26,800	@, L	Shaw Group, Inc.	660,888
2,600	@	Washington Group Intl., Inc.	140,114

			3,876,012

		Environmental Control: 0.4%
10,600	@, @@	Bennett Environmental, Inc.	30,140
13,009	@, L	Stericycle, Inc.	743,464
25,200	@, @@	Zenon Environmental, Inc.	528,926

			1,302,530

		Food: 2.6%
6	@, @@	Barry Callebaut AG	1,775
15,900		Corn Products Intl., Inc.	320,703
24,500	@@	Groupe Danone	2,661,606
27,500	@@	Groupe Danone ADR	599,500

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Food: 2.6% (continued)
1,161,000	@@	Heng Tai Consumables Group Ltd.	$206,317
11,600		Hershey Foods Corp.	653,196
633	@@	Hiestand Holding AG	494,385
1,600	@@	Iaws Group PLC	23,789
5,290,000	@@	Indofood Sukses Makmur Tbk PT	375,287
233	@@	Lindt & Spruengli AG	1,485,670
19,500		McCormick & Co., Inc.	636,285
7,500	@@	Metro AG	371,394
10,967	@	Poore Brothers, Inc.	59,770
1,800		Whole Foods Market, Inc.	242,010
6,400	@, @@, L	Wimm-Bill-Dann Foods OJSC ADR	122,880
4,300		Wm. Wrigley Jr. Co.	309,084

			8,563,651

		Forest Products & Paper: 0.4%
600	@, @@	International Forest Products	3,438
628,000	@@	Lee & Man Paper Manufacturing Ltd.	596,368
9,000	L	Plum Creek Timber Co., Inc.	341,190
169,400	@, @@	Sino-Forest Corp.	491,882

			1,432,878

		Gas: 0.3%
97,400	@	SEMCO Energy, Inc.	641,866
532,000	@@, L	Xinao Gas Holdings Ltd.	418,242

			1,060,108

		Hand/Machine Tools: 0.1%
9,100		Baldor Electric Co.	230,685

			230,685

		Healthcare — Products: 1.5%
3,800	@, L	Advanced Neuromodulation Systems, Inc.	180,348
13,830		Beckman Coulter, Inc.	746,543
7,100	@, L	Biolase Technology, Inc.	50,623
1,700	@	Bruker BioSciences Corp.	7,446
10,805		Dentsply Intl., Inc.	583,686
9,750	@, L	Endocare, Inc.	28,958
11,800	@, L	EPIX Pharmaceuticals, Inc.	90,860
13,200	@	Haemonetics Corp.	627,396
1,440,000	@@	Hengan Intl. Group Co. Ltd.	1,376,390
8,900	@, L	Idexx Laboratories, Inc.	595,232
14,900	@, L	Intralase Corp.	219,179
7,200	@	Orthologic Corp.	27,576
3,560	@@	Synthes, Inc.	418,819

			4,953,056

		Healthcare — Services: 3.5%
24,500		Aetna, Inc.	2,110,430
14,400	@	Community Health Systems, Inc.	558,864
57,200	@	Covance, Inc.	2,745,028
50	@	Coventry Health Care, Inc.	4,301

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Services: 3.5% (continued)
9,000	@, @@	Diagnosticos da America SA	$140,976
62,700	@	Humana, Inc.	3,002,076
55,200	@	Res-Care, Inc.	849,528
23,800	@, L	Sunrise Senior Living, Inc.	1,588,412
7,100	@	Triad Hospitals, Inc.	321,417

			11,321,032

		Home Builders: 0.3%
62,000	@@	Sekisui House Ltd.	764,799
6,300	@, L	Toll Brothers, Inc.	281,421

			1,046,220

		Home Furnishings: 0.2%
24	@@	Alba PLC	164
2,656	@@	Rational AG	281,257
42,794	@, L	Tivo, Inc.	234,939

			516,360

		Insurance: 3.2%
49,100		Aflac, Inc.	2,224,230
15,400		American Intl. Group, Inc.	954,184
143,900		Assurant, Inc.	5,476,834
2,500	L	Brown & Brown, Inc.	124,225
50		MBIA, Inc.	3,031
2,300		Mercury General Corp.	137,977
8,100		Ohio Casualty Corp.	219,672
342,500	@@	Ping An Insurance Group Co. of China Ltd.	599,785
5,200		Progressive Corp.	544,804
200	@@, L	Scottish Re Group Ltd.	4,768
2,668	@	Universal American Financial Corp.	60,670
11,100	@, L	USI Holdings Corp.	144,189

			10,494,369

		Internet: 2.7%
3,301	@, L	Alloy, Inc.	15,977
12,189	@, L	aQuantive, Inc.	245,365
7,400	@, L	eCollege.com, Inc.	109,964
100,128	@	Harris Interactive, Inc.	427,547
85,300	@, L	Lionbridge Technologies	575,775
54,018	L	NetBank, Inc.	448,890
8,300	@	ProQuest Co.	300,460
4,300	@, L	Provide Commerce, Inc.	104,361
527	@@	Rakuten, Inc.	405,061
214,722	@, L	RealNetworks, Inc.	1,226,063
2,700	@, @@	Sohu.com, Inc.	46,251
62,100	@	Trizetto Group	876,852
139,700	@, L	Valueclick, Inc.	2,387,473
2,700	@, L	Vasco Data Security Intl.	24,489
91,300	@, L	WebMD Corp.	1,011,604
428	@@	Yahoo! Japan Corp.	507,225

			8,713,357

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 0.2%
212,000	@@	Nippon Steel Corp.	$799,163

			799,163

		Leisure Time: 1.0%
2,600	@@	Beneteau SA	221,518
30,000		Royal Caribbean Cruises Ltd.	1,296,000
34,400	@@	Sega Sammy Holdings, Inc.	1,351,391
4,600	@@	Trigano SA	413,454

			3,282,363

		Machinery — Construction & Mining: 0.6%
43,100		Terex Corp.	2,130,433

			2,130,433

		Machinery — Diversified: 2.1%
86,400	@	AGCO Corp.	1,572,480
28,800	@, L	Flowserve Corp.	1,046,880
12,100	@@	Heidelberger Druckmaschinen	415,410
200	@@	Krones AG	20,754
66,700		Rockwell Automation, Inc.	3,528,430
15,600		Wabtec Corp.	425,568

			7,009,522

		Media: 0.9%
25,400	@@	Astral Media, Inc.	748,037
32,700	L	E.W. Scripps Co.	1,634,019
100	@, @@	Modern Times Group AB	3,780
8,600	@	Salem Communications Corp.	158,584
21,600	@, L	Univision Communications, Inc.	573,048

			3,117,468

		Mining: 4.7%
74,500	@@, L	Agnico-Eagle Mines Ltd.	1,103,345
31,100	@@	Cia de Minas Buenaventura SA ADR	965,655
73,600	L	Freeport-McMoRan Copper & Gold, Inc.	3,576,224
9,800	@@, L	GoldCorp, Inc.	196,650
13,200	@	Golden Star Resources Ltd.	43,788
86,000	@@, L	Harmony Gold Mining Co., Ltd.	955,154
147,300	@, @@	High River Gold Mines Ltd.	186,568
351,100	@, @@	Kinross Gold Corp.	2,697,779
101,900	L	Newmont Mining Corp.	4,806,623
19,200	@@	Teck Cominco Ltd.	862,726

			15,394,512

		Miscellaneous Manufacturing: 2.8%
31,966	@	Ceradyne, Inc.	1,172,513
12,700		Dover Corp.	518,033
53,900		Harsco Corp.	3,534,223

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 2.8% (continued)
5,500	L	Quixote Corp.	$117,645
30,000		Roper Industries, Inc.	1,178,700
32,200		Teleflex, Inc.	2,270,100
7,700	L	Trinity Industries, Inc.	311,773

			9,102,987

		Oil & Gas: 6.9%
24,500	@@	Canadian Natural Resources Ltd.	1,108,263
14,400	@	Forest Oil Corp.	750,240
41,700	L	Global Santa Fe Corp.	1,902,354
13,600		Helmerich & Payne, Inc.	821,304
3,200	@	Houston Exploration Co.	215,200
5	@@	JKX Oil & Gas PLC	19
39,200	@, @@	Nabors Industries Ltd.	2,815,736
17,300	@	Newfield Exploration Co.	849,430
88,000	@@, L	Nippon Oil Corp.	774,167
37,800	L	Noble Corp.	2,587,788
259,300	@, L	Parker Drilling Co.	2,403,711
17,100		Patterson-UTI Energy, Inc.	616,968
14,900	@	Plains Exploration & Production Co.	638,018
30,000	@, @@	Precision Drilling Corp.	1,477,439
29,200	@	Pride Intl., Inc.	832,492
44,800	L	Rowan Cos., Inc.	1,589,952
6,900	@	Southwestern Energy Co.	506,460
2,700		Tesoro Petroleum Corp.	181,548
28,000	@	Transocean, Inc.	1,716,680
7,890		Valero Energy Corp.	892,043
100	@, L	Whiting Petroleum Corp.	4,384

			22,684,196

		Oil & Gas Services: 6.0%
6,000		BJ Services Co.	215,940
30,800	@	Cal Dive Intl., Inc.	1,953,028
22,500	@	Cooper Cameron Corp.	1,663,425
39,400	@, @@, L	Core Laboratories NV	1,271,044
34,600	@, L	FMC Technologies, Inc.	1,457,006
89,100	@	Global Industries Ltd.	1,313,334
5,000	@	Grant Prideco, Inc.	203,250
13,500		Gulf Island Fabrication, Inc.	388,125
13,500		Halliburton Co.	925,020
48,600	@, L	Input/Output, Inc.	387,828
52,635	@, L	National Oilwell Varco, Inc.	3,463,383
23,400	@, L	Oceaneering Intl., Inc.	1,249,794
106,800	@@	Pason Systems, Inc.	2,501,141
36,900		Smith Intl., Inc.	1,229,139
40,900	@	Superior Energy Services	944,381
8,800	@	Weatherford Intl. Ltd.	604,208

			19,770,046

		Packaging & Containers: 0.0%
126		Silgan Holdings, Inc.	4,191

			4,191

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.9%
15,100	@, L	Bentley Pharmaceuticals, Inc.	$180,445
63,145	@	Caremark Rx, Inc.	3,152,830
5,700	@@	Dr. Reddy’s Laboratories Ltd. ADR	110,922
13,300	@	Endo Pharmaceuticals Holdings, Inc.	354,711
23,363	@@	Merck KGaA	1,970,319
3,200	@	Neogen Corp.	57,600
15,900	L	Omnicare, Inc.	894,057
12,800	@, L	OSI Pharmaceuticals, Inc.	374,272
40,366	@@	Ranbaxy Laboratories Ltd. GDR	457,347
9,457	@@	Roche Holding AG	1,319,268
4,200	@@	Roche Holding AG ADR	292,868
10,800	@	VCA Antech, Inc.	275,616

			9,440,255

		Pipelines: 0.4%
27,400	@@	TransCanada Corp.	838,101
43,700	@, L	Transmontaigne, Inc.	349,163

			1,187,264

		Real Estate: 0.0%
34,000	@@	Shun Tak Holdings Ltd.	28,331
3,700		W.P. Carey & Co. LLC	99,604

			127,935

		Real Estate Investment Trusts: 1.6%
2,200		CBL & Associates Properties, Inc.	90,178
56,500		Digital Realty Trust, Inc.	1,017,000
25,600		Equity Office Properties Trust	837,376
35,200		Equity Residential	1,332,320
8,700	L	General Growth Properties, Inc.	390,891
7,400		Pan Pacific Retail Properties, Inc.	487,660
44,900		United Dominion Realty Trust, Inc.	1,064,130

			5,219,555

		Retail: 4.8%
51,794	@, L	A.C. Moore Arts & Crafts, Inc.	993,409
500	L	Abercrombie & Fitch Co.	24,925
8,400	@	Advance Auto Parts	324,912
20,800		Best Buy Co., Inc.	905,424
14,140	@, L	Buffalo Wild Wings, Inc.	374,710
24,800	@, L	Build-A-Bear Workshop, Inc.	553,040
18,000	@, L	Carmax, Inc.	562,860
4,700	@@	Don Quijote Co., Ltd.	302,681
330,700	@@	DSG Intl. PLC	881,685
102,000	@@	Edgars Consolidated Stores Ltd.	509,637
3,300	@, L	GameStop Corp.	103,851
31,800	@	GameStop Corp. — Class B	902,802
9,000	@, L	Guitar Center, Inc.	496,890
10,400	@, L	HOT Topic, Inc.	159,744
50,700	@@	JUMBO SA	580,967

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.8% (continued)
47,500	@@	Komeri Co., Ltd.	$1,551,389
11,300	@, @@	Lojas Renner SA	279,747
69,558	@@	Massmart Holdings Ltd.	590,606
160,500	@@	Mitra Adiperkasa Tbk PT	17,083
16,500		MSC Industrial Direct Co.	547,305
14,850	@@	Nitori Co., Ltd.	1,247,805
1,800	L	Outback Steakhouse, Inc.	65,880
17,000		PETsMART, Inc.	370,260
8,100	@@	Plant Co., Ltd.	79,513
260	@@	Shinsegae Co., Ltd.	96,675
68,275	@	Sonic Corp.	1,867,321
5,000	@@	St. Marc Co., Ltd.	237,559
19,400	@@, L	Sugi Pharmacy Co., Ltd.	715,430
3,800		Tiffany & Co.	151,126
3,188		World Fuel Services Corp.	103,451

			15,598,687

		Semiconductors: 2.1%
17,900	L	Analog Devices, Inc.	664,806
49,100	@, L	Credence Systems Corp.	391,818
6,314	@	IXYS Corp.	66,676
141,146	@	Nvidia Corp.	4,838,485
66,587	@	Zoran Corp.	952,194

			6,913,979

		Software: 3.6%
57,300	@	Activision, Inc.	1,171,785
9,253	@	Advent Software, Inc.	249,276
65,800	@, L	Allscripts Healthcare Solutions, Inc.	1,185,716
6,683	@, L	Cerner Corp.	580,953
49,900	@, @@	Cognos, Inc.	1,942,607
23,400	@, L	Eclipsys Corp.	417,456
7,800	@, L	Electronic Arts, Inc.	443,742
39,300	@, L	IDX Systems Corp.	1,696,974
72,800		IMS Health, Inc.	1,832,376
16	@@	iSOFT Group PLC	122
12,500	@, L	Mantech International Corp.	330,125
26,018	@, L	Open Solutions, Inc.	567,713
5,500	@	PLATO Learning, Inc.	41,855
18,930	L	Renaissance Learning, Inc.	336,954
2,400	@, L	Salesforce.com, Inc.	55,488
4,000	@, @@	Tele Atlas NV	137,995
39,025	@, L	THQ, Inc.	832,013

			11,823,150

		Telecommunications: 3.1%
27,000	@@	America Movil SA de CV ADR	710,640
44,600	@@	Cable & Wireless PLC ADR	335,392
2,400	@, L	Jamdat Mobile, Inc.	50,400
58,600	@, L	Netgear, Inc.	1,409,916
61,643	@, L	NII Holdings, Inc.	5,205,751
6	@, @@	Option NV	330
6,600	L	Plantronics, Inc.	203,346

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.1% (continued)
144,300	@@	Tandberg ASA	$1,942,659
7,900	@	West Corp.	295,381

			10,153,815

		Textiles: 0.2%
13,474		Cintas Corp.	553,108

			553,108

		Transportation: 1.0%
9,004		Alexander & Baldwin, Inc.	479,373
10,600	@	C.H. Robinson Worldwide, Inc.	679,672
1,400	@, @@, L	Golar LNG Ltd.	17,976
10	@@	Hanjin Shipping	235
37,830	@	HUB Group, Inc.	1,388,739
900	@@	Sea Containers Ltd.	10,625
27,200	@@, L	Ship Finance Intl. Ltd.	544,000

			3,120,620

		Total Common Stock
		(Cost $249,289,144)	292,502,527

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments: 20.8%
		Federal Home Loan Bank 7.7%
$25,000,000		3.000%, due 10/03/05		$24,993,750

		Total Short-Term Investments
		(Cost $24,995,833)		24,993,750

		Securities Lending Collateralcc 13.1%
42,906,937		The Bank of New York Institutional Cash Reserves Fund		42,906,937

		Total Securities Lending Collateral
		(Cost $42,906,937)		42,906,937

		Total Short-Term Investments
		(Cost $67,902,770)		67,900,687

		Total Investments in Securities
		(Cost $317,191,914)*	110.2%	$360,403,214
		Other Assets and Liabilities, Net	(10.2)	(33,231,303)

			100.0%

		Net Assets		$327,171,911

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $318,719,413
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$49,388,318
		Gross Unrealized Depreciation		(7,704,517)

		Net Unrealized Appreciation		$41,683,801

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.4%
		Advertising: 0.8%
16,100		Omnicom Group	$1,346,443

			1,346,443

		Aerospace/Defense: 1.4%
34,000		Boeing Co.	2,310,300

			2,310,300

		Agriculture: 0.9%
23,700		Monsanto Co.	1,487,175

			1,487,175

		Apparel: 0.2%
4,900		Nike, Inc.	400,232

			400,232

		Banks: 1.6%
20,000		Bank of America Corp.	842,000
11,600		State Street Corp.	567,472
10,100		Wachovia Corp.	480,659
14,300		Wells Fargo & Co.	837,551

			2,727,682

		Beverages: 3.7%
65,300		Coca-Cola Co.	2,820,307
58,700		PepsiCo, Inc.	3,328,877

			6,149,184

		Biotechnology: 3.4%
43,300	@	Amgen, Inc.	3,449,711
27,700	@	Genentech, Inc.	2,332,617

			5,782,328

		Chemicals: 0.4%
13,600		Praxair, Inc.	651,848

			651,848

		Commercial Services: 0.4%
8,800	@	Apollo Group, Inc.	584,232
1,300		Robert Half Intl., Inc.	46,267

			630,499

		Computers: 4.9%
11,000	@	Affiliated Computer Services, Inc.	600,600
39,800	@	Cadence Design Systems, Inc.	643,168

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 4.9% (continued)
92,100	@	Dell, Inc.	$3,149,820
119,400	@	EMC Corp.	1,545,036
22,100		International Business Machines Corp.	1,772,862
22,800	@	Network Appliance, Inc.	541,272

			8,252,758

		Cosmetics/Personal Care: 5.6%
44,600		Avon Products, Inc.	1,204,200
28,300		Colgate-Palmolive Co.	1,493,957
16,100		Estee Lauder Cos., Inc.	560,763
56,400		Gillette Co.	3,282,480
47,600		Procter & Gamble Co.	2,830,296

			9,371,696

		Diversified Financial Services: 2.6%
46,300		American Express Co.	2,659,472
5,100		Goldman Sachs Group, Inc.	620,058
21,000		SLM Corp.	1,126,440

			4,405,970

		Electrical Components & Equipment: 0.3%
900		American Power Conversion	23,310
19,100		Molex, Inc.	509,588

			532,898

		Electronics: 1.0%
300		Amphenol Corp.	12,102
15,700		Gentex Corp.	273,180
19,300		National Instruments Corp.	475,552
14,100	@	Thermo Electron Corp.	435,690
13,100	@	Waters Corp.	544,960

			1,741,484

		Food: 1.8%
16,200		J.M. Smucker Co.	786,348
17,400		Kellogg Co.	802,662
30,100		Sysco Corp.	944,237
7,500		Wm. Wrigley Jr.	539,100

			3,072,347

		Healthcare — Products: 6.4%
28,200		Baxter Intl., Inc.	1,124,334
8,900		Beckman Coulter, Inc.	480,422
7,800		C.R. Bard, Inc.	515,034
78,500		Johnson & Johnson	4,967,480
48,800		Medtronic, Inc.	2,616,656
20,300	@	St. Jude Medical, Inc.	950,040

			10,653,966

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Services: 2.6%
12,800		Quest Diagnostics	$646,912
65,800		UnitedHealth Group, Inc.	3,697,960

			4,344,872

		Household Products/Wares: 0.3%
9,000		Clorox Co.	499,860

			499,860

		Insurance: 2.9%
10,800		AMBAC Financial Group, Inc.	778,248
65,000		American Intl. Group, Inc.	4,027,400

			4,805,648

		Internet: 4.9%
38,000	@	Amazon.com, Inc.	1,721,400
41,300	@	eBay, Inc.	1,701,560
6,000	@	Google, Inc.	1,898,760
13,000	@	McAfee, Inc.	408,460
38,900	@	Symantec Corp.	881,474
46,100	@	Yahoo!, Inc.	1,560,024

			8,171,678

		Machinery — Diversified: 0.1%
5,500	@	Zebra Technologies Corp.	214,995

			214,995

		Media: 0.9%
10,500	@	Comcast Corp.	308,490
1,100	@	EchoStar Communications Corp.	32,527
1,600	@	Univision Communications, Inc.	42,448
18,400		Walt Disney Co.	443,992
17,400	@	XM Satellite Radio Holdings, Inc.	624,834

			1,452,291

		Metal Fabricate/Hardware: 0.3%
8,000		Precision Castparts Corp.	424,800

			424,800

		Miscellaneous Manufacturing: 7.3%
33,500		3M Co.	2,457,560
9,300		Danaher Corp.	500,619
238,500		General Electric Co.	8,030,295
14,100		Honeywell Intl., Inc.	528,750
28,300	@@	Tyco Intl. Ltd.	788,155

			12,305,379

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office Furnishings: 0.3%
17,600		Herman Miller, Inc.	$533,280

			533,280

		Oil & Gas: 0.3%
7,600	@, @@	Nabors Industries Ltd.	545,908

			545,908

		Oil & Gas Services: 2.7%
11,900		Baker Hughes, Inc.	710,192
25,200		BJ Services Co.	906,948
34,300		Schlumberger Ltd.	2,894,234

			4,511,374

		Pharmaceuticals: 5.4%
44,400		Abbott Laboratories	1,882,560
27,600		Eli Lilly & Co.	1,477,152
20,100		Pfizer, Inc.	501,897
105,700		Schering-Plough Corp.	2,224,985
64,900		Wyeth	3,002,923

			9,089,517

		Retail: 9.7%
26,350		Best Buy Co., Inc.	1,147,016
13,400		CVS Corp.	388,734
45,000		Home Depot, Inc.	1,716,300
16,700		J.C. Penney Co., Inc.	791,914
26,700	@	Kohl’s Corp.	1,339,806
27,500		Lowe’s Cos., Inc.	1,771,000
38,900		Staples, Inc.	829,348
41,600		Target Corp.	2,160,288
86,100		Wal-Mart Stores, Inc.	3,772,902
52,800		Walgreen Co.	2,294,160

			16,211,468

		Semiconductors: 9.4%
40,200	@	Altera Corp.	768,222
38,000		Analog Devices, Inc.	1,411,320
77,200		Applied Materials, Inc.	1,309,312
238,800		Intel Corp.	5,886,420
18,900		KLA-Tencor Corp.	921,564
21,700		Linear Technology Corp.	815,703
114,200		Texas Instruments, Inc.	3,871,380
27,600		Xilinx,	768,660

			15,752,581

		Software: 8.0%
16,400		Adobe Systems, Inc.	489,540
27,200		Automatic Data Processing, Inc.	1,170,688
115,500	@	BEA Systems, Inc.	1,037,190
329,100		Microsoft Corp.	8,467,743
175,400	@	Oracle Corp.	2,173,206

			13,338,367

PORTFOLIO OF INVESTMENTS
ING FMRSM Earnings Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 6.4%
225,900	@	Cisco Systems, Inc.		$4,050,387
37,600	@	Juniper Networks, Inc.		894,504
64,200		QUALCOMM, Inc.		2,872,950
34,800		SBC Communications, Inc.		834,156
33,154		Sprint Nextel Corp		788,402
41,600		Verizon Communications, Inc.		1,359,904

				10,800,303

		Textiles: 0.3%
12,800		Cintas Corp.		525,440

				525,440

		Transportation: 1.2%
2,500	@	C.H. Robinson Worldwide, Inc.		160,300
26,300		United Parcel Service, Inc.		1,818,119

				1,978,419

		Total Common Stock
		(Cost $163,211,573)		165,022,990

		Total Investments in Securities
		(Cost $163,211,573)*	98.4%	$165,022,990
		Other Assets and Liabilities-Net	1.6	2,747,442

		Net Assets	100.0%	$167,770,432

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $163,234,975.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,618,320
		Gross Unrealized Depreciation		(830,305)

		Net Unrealized Appreciation		$1,788,015

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 96.1%
		Electric: 4.7%
289,180	@@, L	Cia Energetica de Minas Gerais ADR	$11,011,974
179,007	@@, L	Unified Energy System ADR	6,927,571

			17,939,545

		Energy — Alternate Sources: 0.7%
1,928,286	@, @@, I	ITM Power PLC	2,592,612

			2,592,612

		Iron/Steel: 2.8%
76,480	@@	Tenaris SA ADR	10,542,003

			10,542,003

		Mining: 25.5%
2,528,400	@@	Caemi Mineracao e Metalurgica SA	4,006,017
241,210	@@	Cameco Corp.	12,889,750
219,050	@@	Cia Vale do Rio Doce ADR	9,607,533
260,795	@@, I	First Quantum Minerals Ltd.	6,797,388
155,700		Freeport-McMoRan Copper & Gold, Inc.	7,565,463
1,266,300	@@	Grupo Mexico SA de CV	2,489,469
225,180	@@	Inco Ltd.	10,669,178
713,651	@@	Jubilee Mines NL	4,185,070
79,400	L	Phelps Dodge Corp.	10,316,442
259,600	@@	Rio Tinto Ltd.	11,735,146
246,000	@@	Teck Cominco Ltd.	11,053,679
382,660	@@	Xstrata PLC	9,961,832

			101,276,967

		Oil & Gas: 54.5%
223,680		Burlington Resources, Inc.	18,189,658
326,780	@@	Canadian Natural Resources Ltd.	14,781,966
166,000		ConocoPhillips	11,605,060
133,500	@@	EnCana Corp.	7,804,562
388,940		Exxon Mobil Corp.	24,713,248
207,900	@@	Husky Energy, Inc.	11,566,520
211,800	@@	LUKOIL ADR	12,201,614
475,300	@, @@	Neste Oil Oyj	17,600,391
383,180	@@, I, L	OAO Gazprom GDR	25,716,935
1,159,600	@@	Petroleo Brasileiro SA	20,841,639
201,350	@@	Talisman Energy, Inc.	9,867,989
110,550		Tesoro Petroleum Corp.	7,433,382
75,610	@	Transocean, Inc.	4,635,649
118,490		Valero Energy Corp.	13,396,479
154,243		XTO Energy, Inc.	6,990,293

			207,345,385

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Oil & Gas Services: 7.8%
160,100		Halliburton Co.		$10,970,052
123,650	@, L	National-Oilwell, Inc.		8,136,170
610,310	@, @@, L	Stolt Offshore SA ADR		7,067,390
52,033	@, L	Weatherford Intl. Ltd.		3,572,587

				29,746,199

		Total Common Stock
		(Cost $302,183,998)		364,436,694

Preferred Stock: 1.1%
		Mining: 1.1%
2,528,400	@@	Caemi Mineracao e Metalurgica SA		4,006,017

		Total Preferred Stock
		(Cost $3,750,532)		4,006,017

		Total Investments in Securities (Cost $305,934,530)*	97.2%	$369,442,711
		Other Assets and Liabilities, Net	2.8	10,688,051

		Net Assets	100.0%	$380,130,762

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	I	Illiquid security
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $306,363,825.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$64,273,423
		Gross Unrealized Depreciation		(1,194,537)

		Net Unrealized Appreciation		$63,078,886

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Global Resources Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets

First Quantum Minerals Ltd.	260,795	07/18/05	$5,576,707	$6,797,388	1.8%
ITM Power PLC	1,928,286	09/01/04	2,747,702	2,592,612	0.7%
OAO Gazprom GDR	383,180	06/23/05	20,240,939	25,716,935	6.7%

			$28,565,348	$35,106,935	9.2%

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Tollkeeper SM Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.1%
		Advertising: 2.7%
40,690	@	Lamar Advertising Co.	$1,845,698

			1,845,698

		Commercial Services: 4.9%
91,845	@	Iron Mountain, Inc.	3,370,712

			3,370,712

		Computers: 7.2%
90,930	@	Dell, Inc.	3,109,806
141,940	@	EMC Corp.	1,836,704

			4,946,510

		Electronics: 5.2%
45,710	@	Cogent, Inc.	1,085,613
81,300	@	Dolby Laboratories, Inc.	1,300,800
40,420	@	FLIR Systems, Inc.	1,195,624

			3,582,037

		Internet: 7.4%
84,410	@	Avocent Corp.	2,670,732
5,750	@	Google, Inc.	1,819,645
19,240	@	Yahoo!, Inc.	651,082

			5,141,459

		Media: 12.4%
135,240		Time Warner, Inc.	2,449,196
84,330	@	Univision Communications, Inc.	2,237,275
78,480		Viacom, Inc.	2,590,625
65,560		Westwood One, Inc.	1,303,988

			8,581,084

		Semiconductors: 16.6%
76,460	@	Formfactor, Inc.	1,744,817
27,810		KLA-Tencor Corp.	1,356,016
77,790		Linear Technology Corp.	2,924,126
28,150	@, @@	Marvell Technology Group Ltd.	1,297,997
103,320	@	Tessera Technologies, Inc.	3,090,301
39,000		Xilinx, Inc.	1,086,150

			11,499,407

		Software: 21.5%
26,190	@, @@	Cognos, Inc.	1,019,577
42,960	@	Electronic Arts, Inc.	2,443,994
61,430		First Data Corp.	2,457,200
18,740	@	Mercury Interactive Corp.	742,104

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Tollkeeper SM Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Software: 21.5% (continued)
151,740		Microsoft Corp.		$3,904,270
35,310	@	NAVTEQ Corp.		1,763,735
109,950	@	Salesforce.com, Inc.		2,542,044

				14,872,924

		Telecommunications: 19.2%
79,470	@	American Tower Corp.		1,982,777
163,150	@	Cisco Systems, Inc.		2,925,280
69,240	@	Crown Castle Intl. Corp.		1,705,381
34,530	@	Juniper Networks, Inc.		821,469
30,180	@	NeuStar, Inc.		965,458
92,700		QUALCOMM, Inc.		4,148,322
30,360		Sprint Corp.		721,961

				13,270,648

		Total Common Stock
		(Cost $62,798,522)		67,110,479

		Total Investments in Securities
		(Cost $62,798,522)*	97.1%	$67,110,479
		Other Assets and Liabilities-Net	2.9	1,979,818

		Net Assets	100.0%	$69,090,297

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $63,766,738.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,979,349
		Gross Unrealized Depreciation		(2,635,608)

		Net Unrealized Appreciation		$3,343,741

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.1%
		BELGIUM: 1.6%
109,600		Fortis	$3,193,157

			3,193,157

		CANADA: 1.7%
55,200		EnCana Corp.	3,227,055

			3,227,055

		DENMARK: 1.7%
50,400	L	H Lundbeck A/S	1,284,400
36,600		TDC A/S	1,975,270

			3,259,670

		FINLAND: 0.7%
70,730		UPM-Kymmene Oyj	1,421,395

			1,421,395

		FRANCE: 6.6%
69,900	@, L	Business Objects SA	2,436,264
22,700		Societe Generale	2,601,704
85,100		Societe Generale ADR	1,948,381
14,300		Total SA	3,905,004
13,900	L	Total SA ADR	1,887,898

			12,779,251

		GERMANY: 8.9%
32,867		Allianz AG	4,454,147
11,400	@	Conergy AG	1,291,975
62,800		Deutsche Bank AG	5,897,042
36,700		Schering AG	2,333,995
26,134		Siemens AG	2,025,876
8,300		Solarworld AG	1,244,018

			17,247,053

		GREECE: 0.9%
63,780		Alpha Bank AE	1,812,090

			1,812,090

		HONG KONG: 4.0%
109,000	L	China Mobile Hong Kong Ltd.	2,685,760
633,000		Hang Lung Properties Ltd.	1,010,607
564,000		Hong Kong Exchanges and Clearing Ltd. ADR	1,936,739
442,500		HongKong Electric Holdings	2,209,890

			7,842,996

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		IRELAND: 1.2%
126,400		Irish Life & Permanent PLC	$2,311,137

			2,311,137

		JAPAN: 26.4%
49,390		Acom Co., Ltd.	3,602,726
312,000		Amada Co., Ltd.	2,505,343
212,000		Amano Corp.	3,299,072
268,000	L	Bank of Kyoto Ltd.	2,690,284
26,500	L	Kyocera Corp.	1,852,511
305		Mitsubishi Tokyo Financial Group, Inc.	3,999,677
13,400		Nippon Television Network Corp.	2,069,362
17,100	@@	ORIX Corp.	3,104,143
40,000	L	Promise Co., Ltd.	2,982,783
1,009	@	Resona Holdings, Inc.	2,623,971
59,300		Sankyo Co., Ltd.	3,140,062
197,000		Sekisui House Ltd.	2,430,086
60,000	L	Sharp Corp.	874,254
189,000		Sumitomo Electric Industries Ltd.	2,563,105
221,000	L	Sumitomo Trust & Banking Co., Ltd.	1,831,066
102,200	L	Takeda Pharmaceutical Co., Ltd.	6,128,122
139,000	L	Tokuyama Corp.	1,369,874
93,000	L	Toyota Motor Corp.	4,298,098

			51,364,539

		MALAYSIA: 2.1%
1,404,100		Tenaga Nasional Bhd	4,023,423

			4,023,423

		NETHERLANDS: 7.4%
33,224		European Aeronautic Defense and Space Co.	1,183,200
117,108	L	Heineken NV	3,779,983
118,505		Royal Dutch Shell PLC	3,924,792
36,249		Royal Dutch Shell PLC ADR	2,379,384
43,200	L	Unilever NV	3,086,070

			14,353,429

		SINGAPORE: 1.1%
1,490,000		Singapore Telecommunications Ltd.	2,163,940

			2,163,940

		SOUTH AFRICA: 1.3%
212,100		JD Group Ltd.	2,587,971

			2,587,971

		SOUTH KOREA: 2.3%
47,800		Kookmin Bank	2,836,589
9,130	@	NHN Corp.	1,556,734

			4,393,323

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		SPAIN: 1.3%
81,000		Repsol YPF SA	$2,625,004

			2,625,004

		SWEDEN: 1.3%
250,000		Nordea Bank AB	2,508,202

			2,508,202

		SWITZERLAND: 10.1%
11,387	@	Barry Callebaut AG	3,369,156
63,425		Credit Suisse Group	2,825,701
9,900		Nestle SA	2,919,639
62,865		Novartis AG	3,210,414
33,100		Novartis AG ADR	1,688,100
62,100		STMicroelectronics NV	1,076,592
24,418		UBS AG	2,089,840
94,578		Xstrata PLC	2,462,160

			19,641,602

		UNITED KINGDOM: 16.4%
33,298		AstraZeneca PLC	1,560,339
234,400		Barclays PLC	2,374,724
544,500		BP PLC	6,448,891
292,900		Cadbury Schweppes PLC	2,966,783
281,283		Capita Group PLC	1,877,227
252,735		HBOS PLC	3,822,335
145,000		HSBC Holdings PLC	2,354,493
2,086,580		Legal & General Group PLC	4,192,684
139,444		Reed Elsevier PLC	1,294,486
1,930,773		Vodafone Group PLC	5,038,385

			31,930,347

		UNITED STATES: 1.2%
51,300	L	Newmont Mining Corp.	2,419,821

			2,419,821

		Total Common Stock
		(Cost $162,784,419)	191,105,404

PREFERRED STOCK: 1.5%
		GERMANY: 1.5%
32,500		Henkel KGaA	2,967,845

			2,967,845

		Total Preferred Stock
		(Cost $3,026,863)	2,967,845

		Total Long-Term Investments
		(Cost $165,811,282)	194,073,249

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 16.5%
		Securities Lending CollateralCC: 16.5%
$32,023,670		The Bank of New York Institutional Cash Reserves Fund		$32,023,670

		Total Short-Term Investments
		(Cost $32,023,670)		32,023,670

		Total Investments In Securities
		(Cost $197,834,952)*	116.1%	$226,096,919
		Other Assets and Liabilities—Net	(16.1)	(31,288,683)

		Net Assets	100.0%	$194,808,236

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $197,971,066.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,907,835
		Gross Unrealized Depreciation		(1,781,981)

		Net Unrealized Appreciation		$28,125,854

Industry	Percentage of Net Assets

Aeorspace/Defense	0.6%
Auto Manufacturers	2.2
Banks	23.3
Beverages	2.0
Chemicals	0.7
Commercial Services	1.0
Diversified Financial Services	7.2
Electric	3.2
Electrical Components and Equipment	2.4
Electronics	1.0
Energy-Alternate Source	0.6
Food	6.3
Forest Products and Paper	0.7
Home Builders	1.3
Household Products/Wares	1.5
Insurance	4.5
Internet	0.8
Leisure Time	1.6
Machinery — Diversified	1.3
Media	1.7
Mining	2.5
Miscellaneous Manufacturing	2.7
Oil and Gas	12.5
Pharmaceuticals	8.3
Real Estate	0.5
Retail	1.3
Semiconductors	0.6
Software	1.3
Telecommunications	6.1
Securities Lending Collateral	16.4
Other assets and liabilities, net	(16.1)

Total net assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 93.1%
		Advertising: 1.2%
73,190	@, L	Interpublic Group of Cos., Inc.	$851,932

			851,932

		Auto Manufacturers: 2.3%
138,515	@@, L	Tata Motors Ltd. ADR	1,707,890

			1,707,890

		Auto Parts & Equipment: 0.2%
5,065	L	Lear Corp.	172,058

			172,058

		Banks: 3.9%
59,910	@@	ICICI Bank Ltd. ADR	1,692,458
86	@@	Mitsubishi Tokyo Financial Group, Inc.	1,127,778

			2,820,236

		Biotechnology: 0.8%
10,395	@, L	Celgene Corp.	564,656

			564,656

		Building Materials: 3.7%
31,273	@@	Cemex SA ADR	1,635,578
610,620	@@	Gujarat Ambuja Cements Ltd. GDR	1,031,948

			2,667,526

		Chemicals: 3.8%
77,196	@, #, I, L	Reliance Industries Ltd. GDR	2,778,284

			2,778,284

		Commercial Services: 0.4%
5,370		Moody’s Corp.	274,300

			274,300

		Computers: 5.4%
17,055	@	Apple Computer, Inc.	914,319
144,975	@	Ceridian Corp.	3,008,231

			3,922,550

		Diversified Financial Services: 6.2%
136,260	@, L	E*Trade Financial Corp.	2,398,176
62,608		JPMorgan Chase & Co.	2,124,289

			4,522,465

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 2.7%
129,535	@, L	Reliant Resources, Inc.	$2,000,020

			2,000,020

		Entertainment: 2.6%
443,065	@@	EMI Group PLC	1,898,712

			1,898,712

		Food: 1.3%
53,030	@@	Cadbury Schweppes PLC	537,141
10,645	@, L	Dean Foods Co.	413,665

			950,806

		Forest Products & Paper: 1.4%
74,559	@@, #, I	Ballarpur Industries, Ltd. GDR	1,024,730

			1,024,730

		Healthcare — Services: 1.3%
5,820	@	Coventry Health Care, Inc.	500,636
10,725		Manor Care, Inc.	411,947

			912,583

		Home Builders: 1.4%
30,075	L	Thor Industries, Inc.	1,022,550

			1,022,550

		Household Products/Wares: 3.1%
72,924	@@	Reckitt Benckiser PLC	2,230,936

			2,230,936

		Insurance: 6.1%
560	@	Berkshire Hathaway, Inc.	1,529,360
27,325	@, L	CNA Financial Corp.	816,198
8,730		Loews Corp.	806,739
21,170	L	MBIA, Inc.	1,283,325

			4,435,622

		Internet: 0.8%
12,155	@, L	Expedia, Inc.	240,791
12,155	@, L	IAC/InterActiveCorp	308,129

			548,920

		Lodging: 2.3%
6,950		Harrah’s Entertainment, Inc.	453,071
18,350	L	Station Casinos, Inc.	1,217,706

			1,670,777

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Machinery — Construction & Mining: 1.5%
21,830	@	Terex Corp.	$1,079,057

			1,079,057

		Media: 12.6%
167,880	@@	British Sky Broadcasting PLC	1,665,535
8,950	@, L	Discovery Holding Co.	129,238
97,155		EchoStar Communications Corp.	2,872,872
460	@@, L	Grupo Televisa SA ADR	32,987
39,326	@	Liberty Global, Inc.	1,012,645
39,326	@, L	Liberty Global, Inc.	1,064,948
50,346	@	Liberty Media Corp.	405,285
73,045	@, L	Playboy Enterprises, Inc.	1,029,935
6,193	@, @@	SBS Broadcasting SA	336,651
68,315		Sinclair Broadcast Group, Inc.	605,954

			9,156,050

		Mining: 1.6%
27,020	@@	Cia Vale do Rio Doce ADR	1,185,097

			1,185,097

		Miscellaneous Manufacturing: 3.6%
59,460	@@	Smiths Group PLC	1,009,446
56,775	@@	Tyco Intl. Ltd.	1,581,184

			2,590,630

		Oil & Gas: 12.2%
7,030		Anadarko Petroleum Corp.	673,123
28,155	@@	BP PLC ADR	1,994,782
41,495		Chesapeake Energy Corp.	1,587,184
16,850	@	Forest Oil Corp.	877,885
18,630	@@	SK Corp.	1,078,739
43,425	@@	Suncor Energy, Inc.	2,628,515

			8,840,228

		Packaging & Containers: 0.7%
25,115	@	Owens-Illinois, Inc.	517,871

			517,871

		Pipelines: 1.2%
17,181	@, L	Kinder Morgan Management LLC	851,490

			851,490

		Real Estate Investment Trust: 1.6%
13,425	L	Vornado Realty Trust	1,162,874

			1,162,874

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.9%
43,572	L	Fred’s, Inc.	$545,086
18,390		JC Penney Co., Inc.	872,054

			1,417,140

		Semiconductors: 3.9%
113,775	@, L	Advanced Micro Devices, Inc.	2,867,130

			2,867,130

		Software: 1.0%
27,040		Computer Associates Intl., Inc.	751,982

			751,982

		Transportation: 0.4%
7,400	@@, #, I	All America Latina Logistica SA GDR	294,781

			294,781

		Total Common Stock
		(Cost $50,446,920)	67,691,883

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Corporate Bonds/Notes: 0.0%
		Retail: 0.0%
$25,000	I, **	Ames Department Stores, Inc., 0.000%, due 04/15/06		$—
		Total Corporate Bonds/Notes
		(Cost $11,111)		—

		Total Long-Term Investments
		(Cost $50,458,031)		67,691,883

Short-Term Investments: 19.8%
		Securities Lending Collateralcc: 19.8%
14,364,992		The Bank of New York Institutional Cash Reserves Fund		14,364,992

		Total Short-Term Investments
		(Cost $14,364,992)		14,364,992

		Total Investments in Securities
		(Cost $64,823,023)*	112.9%	$82,056,875
		Other Assets and Liabilities-Net	(12.9)	(9,376,040)

		Net Assets	100.0%	$72,680,835

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	**	Defaulted security
	*	Cost for federal income tax purposes is $64,823,168.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,260,166
		Gross Unrealized Depreciation		(1,026,459)

		Net Unrealized Appreciation		$17,233,707

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Janus Contrarian Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial			Percentage
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
All American Latina Logistica SA GDR	7,400	09/28/2005	$279,128	$294,781	0.4%
Ames Department Stores, Inc., 0.000%, due 04/15/06	25,000	10/04/2000	11,111	—	—
Ballarpur Industries Ltd. GDR	74,559	11/13/2003	616,603	1,024,730	1.4
Reliance Industries Ltd. GDR	77,196	06/05/2003	1,174,548	2,778,284	3.8
			$2,081,390	$4,097,795	5.6%

At September 30, 2005, the following forward currency exchange contracts were outstanding for the ING Janus Contrarian Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
South Korean Won			USD
KRW 100,000,000	Buy	11/30/2005	95,969	$96,057	$88
South Korean Won
KRW 27,000,000	Buy	11/30/2005	26,252	25,935	(316)
South Korean Won
KRW 120,000,000	Buy	11/30/2005	116,868	115,269	(1,599)

					$(1,827)

South Korean Won			USD
KRW 5000,000,000	Sell	11/14/2005	449,426	480,239	$19,187
South Korean Won
KRW 245,000,000	Sell	11/14/2005	244,024	235,317	8,707
South Korean Won
KRW 240,000,000	Sell	11/30/2005	239,163	230,537	8,626
British Pound Sterling
GBP4,600,000	Sell	12/02/2005	8,397,760	8,130,169	267,591
South Korean Won
KRW 85,000,000	Sell	11/30/2005	84,493	81,649	2,844
British Pound Sterling
GBP200,000	Sell	01/27/2006	352,260	353,423	(1,163)
South Korean Won
KRW 50,000,000	Sell	11/30/2005	49,044	48,029	1,015
British Pound Sterling
GBP300,000	Sell	02/23/2006	541,500	530,133	11,367
South Korean Won
KRW 102,000,000	Sell	11/14/2005	96,367	97,969	(1,602)
South Korean Won
KRW 93,000,000	Sell	11/14/2005	89,803	89,324	479

					$317,051

ING JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 90.6%
		Brazil: 13.8%
17,780		Cia de Bebidas das Americas ADR	$533,400
88,500	L	Cia de Bebidas das Americas ADR	3,290,430
260,200		Cia Vale do Rio Doce ADR	10,124,382
104,500	L	Empresa Brasileira de Aeronautica SA ADR	4,033,700
24,500	L	Gol Linhas Aereas Inteligentes SA ADR	795,025
249,769		Petroleo Brasileiro SA ADR	15,922,774
96,300		Uniao de Bancos Brasileiros SA	1,016,467
52,400	L	Uniao de Bancos Brasileiros SA GDR	2,756,240

			38,472,418

		Chile: 1.3%
84,000		Banco Santander Chile SA ADR	3,685,080

			3,685,080

		China: 0.7%
1,100,000	L	Anhui Conch Cement Co., Ltd	1,094,818
856,000	L	Tsingtao Brewery Co., Ltd.	921,207

			2,016,025

		Egypt: 2.0%
57,043		Orascom Telecom Holding SAE	5,576,646

			5,576,646

		Hong Kong: 4.6%
981,500		China Mobile Hong Kong Ltd.	4,827,052
524,500		Esprit Holdings Ltd.	3,922,318
2,228,000	L	GOME Electrical Appliances Holdings Ltd.	1,346,986
966,500	L	Yue Yuen Industrial Holdings	2,653,662

			12,750,018

		Hungary: 1.8%
600	L	Gedeon Richter Rt. GDR	108,396
10,276		Gedeon Richter Rt. GDR	1,870,232
37,257		OTP Bank Rt. GDR	2,938,512

			4,917,140

		India: 7.2%
175,700		HDFC Bank Ltd. ADR	8,995,840
44,000		Infosys Technologies Ltd. ADR	3,268,320
165,690	L	Ranbaxy Laboratories Ltd. GDR	1,877,268
168,065	#, L	Reliance Industries Ltd. GDR	6,048,659

			20,190,087

		Indonesia: 2.1%
5,216,000		Bank Rakyat Indonesia	1,371,825

ING JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Indonesia: 2.1% (continued)
109,700		Telekomunikasi Indonesia Tbk PT ADR	$2,282,857
5,348,500		Unilever Indonesia Tbk PT	2,118,089

			5,772,771

		Israel: 0.8%
595,411		Bank Hapoalim Ltd.	2,315,847

			2,315,847

		Luxembourg: 2.2%
44,025		Tenaris SA ADR	6,068,406

			6,068,406

		Malaysia: 1.6%
267,000		British American Tobacco Malaysia Bhd	2,691,961
689,200		Maxis Communications Bhd	1,728,204

			4,420,165

		Mexico: 6.8%
336,100		Alfa SA de CV	2,063,292
395,000		America Movil SA de CV ADR	10,396,400
1,289,000		Wal-Mart de Mexico SA de CV	6,555,179

			19,014,871

		Morocco: 0.5%
119,566		Maroc Telecom	1,282,977

			1,282,977

		Poland: 0.6%
32,479		Bank Pekao SA GDR	1,812,395

			1,812,395

		Russia: 4.7%
52,800	L	Mobile Telesystems OJSC ADR	2,147,904
68,703		OAO Gazprom ADR	4,610,967
3,247		Sberbank RF	3,100,885
73,800	@, L	Vimpel-Communications ADR	3,279,672

			13,139,428

		South Africa: 9.2%
1,168,373		African Bank Investments Ltd.	3,909,227
822,613		FirstRand Ltd.	2,195,980
41,810		Impala Platinum Holdings Ltd.	4,753,976
108,274	@	Imperial Holdings Ltd.	2,265,127
317,532		Massmart Holdings Ltd.	2,696,114
844,690		RMB Holdings Ltd.	3,483,542
2,046,868		Steinhoff Intl. Holdings Ltd.	6,343,621

			25,647,587

ING JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		South Korea: 21.6%
52,370		Hyundai Mobis	$4,314,893
74,080		Hyundai Motor Co.	5,815,932
126,616		Kookmin Bank	7,513,757
294,482	#, L	KT&G Corp. GDR	6,390,112
22,397		POSCO	5,072,813
33,810		Samsung Electronics Co., Ltd.	19,186,144
20,267		Shinsegae Co., Ltd.	7,535,785
197,400	L	SK Telecom Co., Ltd. ADR	4,311,216

			60,140,652

		Taiwan: 6.4%
2,851,323		Chinatrust Financial Holding Co.	2,467,082
1,297,000		Chunghwa Telecom Co., Ltd.	2,268,745
1,300,999		HON HAI Precision Industry Co., Ltd.	6,083,626
542,000		President Chain Store Corp.	1,014,879
1,387,500		Synnex Technology Intl. Corp.	1,795,823
524,700		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,313,034

			17,943,189

		Turkey: 2.0%
289,541		Akbank TAS	1,923,362
137,097		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,667,849

			5,591,211

		United Kingdom: 0.7%
70,442		Anglo American PLC	2,109,041

			2,109,041

		Total Common Stock
		(Cost $195,859,621)	252,865,952

PREFFERED STOCK: 3.5%
		Brazil: 3.5%
30,695		Banco Itau Holding Financeira SA	7,314,353
70,500		Perdigao SA	2,437,108

			9,751,461

		Total Preferred Stock
		(Cost $6,790,292)	9,751,461

		Total Long-Term Investments
		(Cost $202,649,913)	$262,617,415

ING JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 9.3%
$25,905,396		Securities Lending CollateralCC: 9.3%
		The Bank of New York Institutional Cash Reserves Fund		$25,905,396

		Total Short-Term Investments
		(Cost $25,905,396)		25,905,396

		Total Investments In Securities
		(Cost $228,555,309)*	103.4%	$288,522,811
		Other Assets and Liabilities-Net	(3.4)	(9,550,161)

		Net Assets	100.0%	$278,972,650

		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $228,899,341.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$61,232,562
		Gross Unrealized Depreciation		(1,609,092)

		Net Unrealized Appreciation		$59,623,470

ING JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Aerospace/Defense	1.4%
Agriculture	3.2
Airlines	0.3
Apparel	0.9
Auto Manufacturers	2.1
Auto Parts and Equipment	1.5
Banks	16.8
Beverages	3.0
Building Materials	0.4
Chemicals	2.2
Distribution/Wholesale	1.4
Diversified Financial Services	5.8
Electronics	2.8
Food	0.9
Holding Companies-Diversified	2.0
Household Products/Wares	0.8
Iron/Steel	4.0
Mining	6.1
Oil and Gas	7.4
Pharmaceuticals	1.4
Retail	6.4
Semiconductors	8.4
Software	1.2
Telecommunications	13.7
Securities Lending Collateral	9.3
Other assets and liabilities, net	(3.4)

Total net assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%
		Advertising: 0.4%
4,400		ADVO, Inc.	$137,676
8,300		Catalina Marketing Corp.	188,742
6,300	@	RH Donnelley Corp.	398,538
22,000	@	Ventiv Health, Inc.	576,620

			1,301,576

		Aerospace/Defense: 1.7%
7,500	@	Alliant Techsystems, Inc.	559,875
8,600	@	Armor Holdings, Inc.	369,886
16,200	@	BE Aerospace, Inc.	268,434
3,500		Curtiss-Wright Corp.	215,985
34,500	@	Esterline Technologies Corp.	1,307,205
10,900		Heico Corp.	252,880
13,400		Kaman Corp.	274,030
70,650	@	Moog, Inc.	2,085,588
8,300	@	Orbital Sciences Corp.	103,750
3,800	@	Triumph Group, Inc.	141,246

			5,578,879

		Agriculture: 0.3%
54,400	@	Alliance One Intl., Inc.	192,576
20,200		Universal Corp.	784,366

			976,942

		Airlines: 0.8%
15,000	@	Alaska Air Group, Inc.	435,900
14,200	@	Continental Airlines, Inc.	137,172
55,200	@	Expressjet Holdings, Inc.	495,144
31,600	@	Mesa Air Group, Inc.	260,700
28,600	@	Pinnacle Airlines Corp.	185,900
27,600		Skywest, Inc.	740,232
16,253	@	US Airways Group, Inc.	341,465

			2,596,513

		Apparel: 1.0%
6,000	@	Columbia Sportswear Co.	278,400
3,300	@	Deckers Outdoor Corp.	79,398
5,600	@	DHB Industries, Inc.	23,464
40,400	@	Guess ?, Inc.	865,772
22,100		K-Swiss, Inc.	653,497
12,800		Kellwood Co.	330,880
2,700		Oxford Industries, Inc.	121,824
6,600		Russell Corp.	92,664
21,700	@	Skechers U.S.A., Inc.	355,229
11,000	@	Timberland Co.	371,580

			3,172,708

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Auto Manufacturers: 0.3% (continued)
16,600		Oshkosh Truck Corp.	$716,456
11,600		Wabash National Corp.	228,056

			944,512

		Auto Parts and Equipment: 0.4%
8,900		American Axle & Manufacturing Holdings, Inc.	205,412
16,000		ArvinMeritor, Inc.	267,520
22,200	@	Hayes Lemmerz Intl., Inc.	99,456
38,500	@	Tenneco Automotive, Inc.	674,135

			1,246,523

		Banks: 7.4%
4,600		ABC Bancorp	88,274
9,800	@	Alabama National Bancorp	626,612
10,200		Amcore Financial, Inc.	318,342
2,500	@	AmericanWest Bancorp	57,800
800		Bancfirst Corp.	68,000
30,200	@	Bank of the Ozarks, Inc.	1,036,766
6,600		Boston Private Financial Holdings, Inc.	175,164
2,560		Capital Corp of the West	78,208
700	@	Capital Crossing Bank	24,318
8,000		Capitol Bancorp Ltd.	259,200
5,000		Cardinal Financial Corp.	48,250
4,300		Center Financial Corp.	101,050
11,500		Central Pacific Financial Corp.	404,570
5,070		Chemical Financial Corp.	164,775
7,200		City Holding Co.	257,472
7,400		Columbia Banking System, Inc.	194,102
30,300		Community Bank System, Inc.	684,780
4,870		Community Trust Bancorp, Inc.	156,717
26,900		Corus Bankshares, Inc.	1,474,926
11,200		East-West Bancorp, Inc.	381,248
29,200	@, @@	EuroBancshares, Inc.	435,372
35,400	@@	First Bancorp Puerto Rico	598,968
6,200		First Community Bancorp	296,546
600	@	First Regional Bancorp	47,274
7,850		First Republic Bank	276,556
22,900		First State Bancorporation	485,251
21,500		Fremont General Corp.	469,345
6,650		Glacier Bancorp, Inc.	205,286
21,000		Gold Banc Corp., Inc.	312,900
12,400		Greater Bay Bancorp	305,536
13,000		Hancock Holding Co.	443,820
16,700		Hanmi Financial Corp.	299,765
24,625		IBERIABANK Corp.	1,308,818
16,485		Independent Bank Corp.	478,724
29,300		Irwin Financial Corp.	597,427
1,495		Macatawa Bank Corp.	51,144
8,400		MB Financial Corp.	327,432
7,130		Mercantile Bank Corp.	305,093
7,600		Nara Bancorp, Inc.	113,620
12,810	@@	Oriental Financial Group	156,794
13,700		Pacific Capital Bancorp	456,073

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 7.4% (continued)
3,700		Peoples Bancorp, Inc.	$102,231
26,500		PrivateBancorp, Inc.	908,420
43,700	@@	R-G Financial Corp.	600,875
1,050		Republic Bancorp, Inc.	21,966
22,670		Republic Bancorp, Inc.	320,554
2,000	@@	Santander BanCorp	49,260
3,600		Simmons First National Corp.	102,672
3,100		Southwest Bancorp, Inc.	68,107
1,200		State Financial Services Corp.	43,824
4,680		Sterling Bancorp	105,347
36,000		Sterling Bancshares, Inc.	529,560
34,800		Summit Bancshares, Inc.	639,276
3,345	@	Sun Bancorp, Inc.	70,546
16,800		SY Bancorp, Inc.	399,504
1,200		Taylor Capital Group, Inc.	45,384
8,800		Texas Regional Bancshares, Inc.	253,352
3,700		Trico Bancshares	79,624
6,100		Umpqua Holdings Corp.	148,352
32,700		United Bankshares, Inc.	1,142,865
83,054	@@	W Holding Co., Inc.	793,996
19,500		West Coast Bancorp	487,500
18,200		Westamerica Bancorporation	940,030
1,500	@	Western Alliance Bancorp	42,150
1,200	@	Western Sierra Bancorp	41,328
10,100		Wilshire Bancorp, Inc.	154,530
10,800		Wintrust Financial Corp.	542,808

			23,206,379

		Biotechnology: 1.7%
38,100	@	Alexion Pharmaceuticals, Inc.	1,054,608
11,000	@	Applera Corp. — Celera Genomics Group	133,430
1,100	@	Bio-Rad Laboratories, Inc.	60,489
13,500	@	Cell Genesys, Inc.	73,980
8,100	@	Diversa Corp.	46,899
34,000	@	Encysive Pharmaceuticals, Inc.	400,520
10,200	@	Enzon Pharmaceuticals, Inc.	67,626
3,900	@	Exelixis, Inc.	29,913
158,300	@, L	Genelabs Technologies	101,312
13,200	@	ICOS Corp.	364,584
22,500	@	Incyte Corp.	105,750
9,700	@	Integra LifeSciences Holdings Corp.	371,122
20,300	@	Lifecell Corp.	439,089
9,700	@	Martek Biosciences Corp.	340,761
21,900	@	Myogen, Inc.	514,650
21,700	@	Myriad Genetics, Inc.	474,362
19,200	@	Nektar Therapeutics	325,440
17,300	@	Seattle Genetics, Inc.	90,825
13,900	@	Telik, Inc.	227,404
10,000	@	Vertex Pharmaceuticals, Inc.	223,500

			5,446,264

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Building Materials: 2.1%
7,300		Eagle Materials, Inc.	$886,001
9,800		ElkCorp.	350,546
45,200		Lennox Intl., Inc.	1,238,932
15,000	@	NCI Building Systems, Inc.	611,850
5,600		Texas Industries, Inc.	304,640
48,100		Universal Forest Products, Inc.	2,757,092
9,000		York Intl. Corp.	504,630

			6,653,691

		Chemicals: 1.8%
25,500	@	Airgas, Inc.	755,565
20,700	@	Albemarle Corp.	780,390
11,400	@	Cabot Microelectronics Corp.	334,932
24,100	@	FMC Corp.	1,379,002
34,200		Georgia Gulf Corp.	823,536
3,100		HB Fuller Co.	96,348
26,200	@	Hercules, Inc.	320,164
8,400		Kronos Worldwide, Inc.	266,616
8,900	@	NewMarket Corp.	154,326
41,100	@	PolyOne Corp.	249,066
12,300	@	Terra Industries, Inc.	81,795
16,900		Wellman, Inc.	106,977
31,900	@	WR Grace & Co.	285,505

			5,634,222

		Commercial Services: 4.2%
102,000		Aaron Rents, Inc.	2,157,300
4,300	@	ACE Cash Express, Inc.	83,893
75,900	@	Alderwoods Group, Inc.	1,243,242
9,700		Arbitron, Inc.	386,448
3,900		Banta Corp.	198,471
139,700	@	BearingPoint, Inc.	1,060,323
5,900	@	Coinstar, Inc.	109,209
36,300	@	Corinthian Colleges, Inc.	481,701
1,400	@	CRA Intl., Inc.	58,366
8,200	@	DiamondCluster Intl., Inc.	62,156
19,200	@	Dollar Thrifty Automotive Group	646,464
12,400	@	Euronet Worldwide, Inc.	366,916
13,000	@	Gartner, Inc.	151,970
10,100	@	Geo Group, Inc.	267,650
2,700		Gevity HR, Inc.	73,548
23,300	@	Heidrick & Struggles Intl., Inc.	754,454
66,800	@	Hudson Highland Group, Inc.	1,667,996
7,400	@	Kforce, Inc.	76,220
5,500	@	Korn/Ferry Intl.	90,145
22,500	@	Labor Ready, Inc.	577,125
9,200	@	Morningstar, Inc.	294,400
17,400	@	Navigant Consulting, Inc.	333,384
6,100		Pre-Paid Legal Services, Inc.	236,070
12,100	@	Quanta Services, Inc.	154,396
9,300	@	SourceCorp., Inc.	199,392
14,000	@	Spherion Corp.	106,400
9,300		Startek, Inc.	122,760
51,800		Stewart Enterprises, Inc.	343,434
34,500	@	TeleTech Holdings, Inc.	345,690
14,400	@	United Rentals, Inc.	283,824
9,600	@	Valassis Communications, Inc.	374,208
1,200	@	Vertrue, Inc.	43,620

			13,351,175

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 2.9%
11,000	@	Advanced Digital Information Corp.	$103,400
26,200		Agilysys, Inc.	441,208
2,200	@	Ansoft Corp.	64,020
69,500	@	Brocade Communications Systems, Inc.	283,560
13,100	@	CACI Intl., Inc.	793,860
37,900	@	Ciber, Inc.	281,597
8,000	@	Covansys Corp.	127,680
8,100	@	Dot Hill Systems Corp.	54,513
7,700	@	Echelon Corp.	70,917
3,800	@	Electronics for Imaging	87,172
7,300		Factset Research Systems, Inc.	257,252
26,000	@	Gateway, Inc.	70,200
18,100	@	Hutchinson Technology, Inc.	472,772
16,200		Imation Corp.	694,494
33,600	@	Intergraph Corp.	1,502,256
3,600	@	InterVoice, Inc.	32,436
17,700	@	Komag, Inc.	565,692
3,800	@	Kronos, Inc.	169,632
7,900	@	Lexar Media, Inc.	50,560
11,300	@	Magma Design Automation, Inc.	91,756
9,000	@	Manhattan Associates, Inc.	208,800
56,600	@	Maxtor Corp.	249,040
17,400	@	Mentor Graphics Corp.	149,640
12,300	@	Micros Systems, Inc.	538,125
4,100		MTS Systems Corp.	154,857
5,500	@	Palm, Inc.	155,815
26,200	@	Perot Systems Corp.	370,730
34,300	@	Quantum Corp.	105,987
8,600	@	Radisys Corp.	166,840
19,800	@	Silicon Storage Technology, Inc.	106,524
2,500	@	Stratasys, Inc.	74,250
24,200	@	SYKES Enterprises, Inc.	287,980
7,600	@	Synaptics, Inc.	142,880
5,500		Talx Corp.	180,345
9,300	@	Tyler Technologies, Inc.	77,004

			9,183,794

		Cosmetics/Personal Care: 0.0%
2,400	@	Parlux Fragrances, Inc.	69,936

			69,936

		Distribution/Wholesale: 2.2%
24,300	@	Aviall, Inc.	820,854
18,400	@	Bell Microproducts, Inc.	184,552
12,300	@	Brightpoint, Inc.	235,422
4,700		Building Material Holding Corp.	437,993
13,200		Handleman Co.	166,716

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 2.2% (continued)
45,900		Hughes Supply, Inc.	$1,496,340
37,200	@	Nuco2, Inc.	957,900
24,800		Owens & Minor, Inc.	727,880
7,700	@	Scansource, Inc.	375,298
8,600	@	United Stationers, Inc.	411,596
18,000		Watsco, Inc.	955,980
11,500	@	Wesco Intl., Inc.	389,505

			7,160,036

		Diversified Financial Services: 1.1%
13,700	@	Accredited Home Lenders Holding Co.	481,692
8,300		Advanta Corp.	234,309
6,400		Asta Funding, Inc.	194,304
15,800	@	CompuCredit Corp.	701,836
2,800	@	Encore Capital Group, Inc.	49,952
4,500	@	eSpeed, Inc.	34,110
14,700	@	Knight Capital Group, Inc.	122,157
21,600	@	Metris Cos., Inc.	316,008
16,000	@	Nasdaq Stock Market, Inc.	405,600
7,300		National Financial Partners Corp.	329,522
3,800	@	United PanAm Financial Corp.	94,886
10,900		Waddell & Reed Financial, Inc.	211,024
17,300	@	World Acceptance Corp.	439,593

			3,614,993

		Electric: 1.3%
14,700		Avista Corp.	285,180
7,700		Black Hills Corp.	333,949
17,200	@	El Paso Electric Co.	358,620
5,600		Idacorp, Inc.	168,728
7,800		ITC Holdings Corp.	226,044
1,000		MGE Energy, Inc.	36,510
25,400		NorthWestern Corp.	766,826
15,400	@	Pike Electric Corp.	288,442
55,200	@	Sierra Pacific Resources	819,720
1,100		UIL Holdings Corp.	57,541
23,800		Unisource Energy Corp.	791,112

			4,132,672

		Electrical Components and Equipment: 0.5%
20,800	@	Advanced Energy Industries, Inc.	223,808
3,000	@	Encore Wire Corp.	48,780
68,100	@	General Cable Corp.	1,144,080
7,400	@	Power-One, Inc.	40,996
9,100	@	Valence Technology, Inc.	24,661

			1,482,325

		Electronics: 1.1%
900		Analogic Corp.	45,369
2,800		BEI Technologies, Inc.	97,972
5,700		Bel Fuse, Inc.	207,651
16,800	@	Benchmark Electronics, Inc.	506,016

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 1.1% (continued)
9,200	@	Checkpoint Systems, Inc.	$218,224
18,000		CTS Corp.	217,800
17,700	@	Cymer, Inc.	554,364
4,000	@	Electro Scientific Industries, Inc.	89,440
2,500	@	Faro Technologies, Inc.	48,725
11,200	@	Itron, Inc.	511,392
7,900	@	Rofin-Sinar Technologies, Inc.	300,121
16,900		Sypris Solutions, Inc.	181,506
27,900	@	TTM Technologies, Inc.	199,485
10,000		Watts Industries, Inc.	288,500

			3,466,565

		Energy-Alternate Sources: 0.1%
14,300	@	Evergreen Solar, Inc.	133,419
8,200	@	Headwaters, Inc.	306,680

			440,099

		Engineering and Construction: 0.3%
5,100	@	Dycom Industries, Inc.	103,122
6,100	@	URS Corp.	246,379
9,100	@	Washington Group Intl., Inc.	490,399

			839,900

		Entertainment: 0.3%
8,900	@	Argosy Gaming Co.	418,211
5,000	@	Macrovision Corp.	95,500
15,900	@	Pinnacle Entertainment, Inc.	291,447
8,600	@	Steinway Musical Instruments	226,610

			1,031,768

		Environmental Control: 0.5%
11,100	@	Duratek, Inc.	202,908
3,900		Metal Management, Inc.	98,865
7,600	@	Tetra Tech, Inc.	127,832
30,400	@	Waste Connections, Inc.	1,066,432

			1,496,037

		Food: 1.0%
39,100		Chiquita Brands International, Inc.	1,092,845
24,000		Corn Products Intl., Inc.	484,080
6,200		Flowers Foods, Inc.	169,136
9,700	@	Great Atlantic & Pacific Tea Co.	275,092
4,200		J&J Snack Foods Corp.	242,760
4,000		Nash Finch Co.	168,760
10,300	@	Pathmark Stores, Inc.	116,081
17,000		Sanderson Farms, Inc.	631,720

			3,180,474

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0%
6,900		Schweitzer-Mauduit Intl., Inc.	$154,008

			154,008

		Gas: 1.2%
10,000	@	Atmos Energy Corp.	282,500
24,900		New Jersey Resources Corp.	1,144,902
13,000		Nicor, Inc.	546,390
9,600		Northwest Natural Gas Co.	357,312
10,900		South Jersey Industries, Inc.	317,626
21,100		Southwest Gas Corp.	577,929
14,400		WGL Holdings, Inc.	462,672

			3,689,331

		Hand/Machine Tools: 0.4%
33,700		Lincoln Electric Holdings, Inc.	1,327,780

			1,327,780

		Healthcare-Products: 3.6%
10,600	@	Advanced Medical Optics, Inc.	402,270
14,600	@	Align Technology, Inc.	98,112
10,200	@	Animas Corp.	160,140
6,900		Arrow Intl., Inc.	194,580
11,700	@	Arthrocare Corp.	470,574
7,200	@	Biosite, Inc.	445,392
26,300	@	Conmed Corp.	733,244
7,800		Cooper Cos., Inc.	597,558
5,500		Datascope Corp.	170,610
9,700		Diagnostic Products Corp.	511,481
55,100	@	Encore Medical Corp.	258,970
4,400	@	Epix Medical, Inc.	33,880
5,500	@	Idexx Laboratories, Inc.	367,840
4,800	@	Immucor, Inc.	131,712
10,100		Invacare Corp.	420,867
4,700	@	Inverness Medical Innovations, Inc.	124,691
6,500	@	Kyphon, Inc.	285,610
12,800		LCA-Vision, Inc.	475,136
11,600		Mentor Corp.	638,116
24,600	@	Neurometrix, Inc.	732,342
4,300	@	Palomar Medical Technologies, Inc.	112,789
13,000		PolyMedica Corp.	454,220
85,200	@	PSS World Medical, Inc.	1,136,568
7,600	@	Respironics, Inc.	320,568
36,200		Steris Corp.	861,198
16,600	@	Surmodics, Inc.	642,254
17,100	@	Sybron Dental Specialties, Inc.	711,018

			11,491,740

		Healthcare-Services: 2.4%
44,500	@	Alliance Imaging, Inc.	380,475
5,900	@	America Service Group, Inc.	97,881
16,200	@	Apria Healthcare Group, Inc.	516,942
33,600	@	Centene Corp.	841,008
8,000	@	Genesis HealthCare Corp.	322,560

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 2.4% (continued)
53,900	@	Kindred Healthcare Corp.	$1,606,220
11,500	@	LifePoint Hospitals, Inc.	502,895
23,700	@	OCA, Inc.	35,550
16,300	@	Pediatrix Medical Group, Inc.	1,252,166
13,800	@	Res-Care, Inc.	212,382
8,000	@	Sunrise Senior Living, Inc.	533,920
11,700	@	Symbion, Inc.	302,679
28,050	@	United Surgical Partners Intl., Inc.	1,097,036

			7,701,714

		Holding Companies-Diversified: 0.3%
17,200		Walter Industries, Inc.	841,424

			841,424

		Home Builders: 1.3%
18,300	@	Fleetwood Enterprises, Inc.	225,090
16,200		Levitt Corp.	371,628
34,350		Technical Olympic USA, Inc.	898,596
22,700		Thor Industries, Inc.	771,800
18,700	@	WCI Communities, Inc.	530,519
57,700	@	Williams Scotsman Intl., Inc.	923,200
13,300		Winnebago Industries, Inc.	385,301

			4,106,134

		Home Furnishings: 0.1%
10,200		Stanley Furniture Co., Inc.	267,138

			267,138

		Household Products/Wares: 1.6%
3,000	@	ACCO Brands Corp.	84,660
174		CSS Industries., Inc.	5,658
17,600		Harland John H. Co.	781,440
42,800	@	Jarden Corp.	1,757,796
38,600	@	Playtex Products, Inc.	424,600
15,500		Scotts Co.	1,362,915
34,300		Tupperware Corp.	781,354

			5,198,423

		Housewares: 0.1%
11,300		Toro Co.	415,388

			415,388

		Insurance: 3.0%
19,800	@	American Physicians Capital, Inc.	972,774
11,200	@	Argonaut Group, Inc.	302,512
41,800		Delphi Financial Group, Inc.	1,956,240
10,500		Direct General Corp.	207,165
15,000	@	James River Group, Inc.	264,000
9,800		Landamerica Financial Group, Inc.	633,570
6,000		Midland Co.	216,180

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 3.0% (continued)
500	@	Navigators Group, Inc.	$18,660
67,900	@	PMA Capital Corp.	596,162
23,200	@	Proassurance Corp.	1,082,744
9,200		RLI Corp.	425,592
2,200		Safety Insurance Group, Inc.	78,298
9,300		Selective Insurance Group, Inc.	454,770
10,300		Stewart Information Services Corp.	527,360
4,000		United Fire & Casualty Co.	180,440
24,800		Zenith National Insurance Corp.	1,554,712

			9,471,179

		Internet: 2.8%
500	@	aQuantive, Inc.	10,065
11,100	@	Ariba, Inc.	63,270
18,600	@, @@	AsiaInfo Holdings, Inc.	90,210
30,500	@	Avocent Corp.	965,020
6,200	@	Blue Coat Systems, Inc.	269,576
2,700	@	Click Commerce, Inc.	49,491
105,300	@	CMGI, Inc.	175,851
39,100	@	CNET Networks, Inc.	530,587
7,900	@	Digital Insight Corp.	205,874
8,900	@	Digital River, Inc.	310,165
74,300	@	Digitas, Inc.	844,048
61,200	@	Earthlink, Inc.	654,840
5,300	@	Equinix, Inc.	220,745
6,500	@	GSI Commerce, Inc.	129,350
15,600	@	Infospace, Inc.	372,372
15,500	@	Internet Security Systems, Inc.	372,155
1,900	@	Interwoven, Inc.	15,523
11,600	@	Ipass, Inc.	62,408
9,700	@	j2 Global Communications, Inc.	392,074
10,900	@	Jupitermedia Corp.	193,039
9,100	@	Lionbridge Technologies	61,425
3,800	@	Nutri/System, Inc.	95,076
11,900	@	Openwave Systems, Inc.	213,962
15,300	@	Proquest Co.	553,860
8,300	@	Redback Networks, Inc.	82,336
41,700	@	Secure Computing Corp.	473,295
19,800	@	SupportSoft, Inc.	99,792
12,000	@	TIBCO Software, Inc.	100,320
9,800	@	Trizetto Group	138,376
23,700		United Online, Inc.	328,245
21,300	@	ValueClick, Inc.	364,017
13,500	@	Webex Communications, Inc.	330,885
6,900	@	webMethods, Inc.	48,783
5,400	@	Websense, Inc.	276,534

			9,093,569

		Investment Companies: 0.2%
37,850		Technology Investment Capital Corp.	597,652

			597,652

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 0.7%
10,200	@	AK Steel Holding Corp.	$87,414
5,600	@	Chaparral Steel Co.	141,232
9,050		Gibraltar Industries, Inc.	206,974
7,300	@	Oregon Steel Mills, Inc.	203,670
12,700		Reliance Steel & Aluminum Co.	672,211
19,000		Ryerson Tull, Inc.	404,700
18,000		Steel Dynamics, Inc.	611,280

			2,327,481

		Leisure Time: 0.2%
13,800	@	K2, Inc.	157,320
15,700	@	Multimedia Games, Inc.	152,447
4,200		Polaris Industries, Inc.	208,110

			517,877

		Lodging: 0.4%
23,900		Ameristar Casinos, Inc.	498,076
23,900	@@	Orient-Express Hotels Ltd.	679,238

			1,177,314

		Machinery-Construction and Mining: 0.3%
14,800	@	Astec Industries, Inc.	420,172
17,400		JLG Industries, Inc.	636,666

			1,056,838

		Machinery-Diversified: 2.5%
20,700	@	AGCO Corp.	376,740
83,550		Applied Industrial Technologies, Inc.	2,997,774
15,900		Briggs & Stratton Corp.	549,981
9,600		Cascade Corp.	467,520
16,000	@	Flowserve Corp.	581,600
31,900		Manitowoc Co.	1,602,975
2,300	@	Middleby Corp.	166,750
8,000		Nacco Industries, Inc.	915,600
4,200		Sauer-Danfoss, Inc.	84,000
3,400	@	Tecumseh Products Co.	73,168
5,500	@	Unova, Inc.	192,390

			8,008,498

		Media: 1.7%
170,500	@	Charter Communications, Inc.	255,750
19,100	@	Entercom Communications Corp.	603,369
70,100	@	Gemstar-TV Guide Intl., Inc.	207,496
10,300		Gray Television, Inc.	109,077
9,700	@	Insight Communications Co., Inc.	112,811
14,700		Lee Enterprises, Inc.	624,456
46,600	@	Lodgenet Entertainment Corp.	686,418
9,000		Media General, Inc.	522,090
62,500	@	Mediacom Communications Corp. — Class A	461,250
91,400	@	Primedia, Inc.	373,826
57,900	@	Radio One, Inc.	761,385
6,500	@	Saga Communications, Inc.	86,450
13,300	@	Scholastic Corp.	491,568
22,100		World Wrestling Entertainment, Inc.	287,300

			5,583,246

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Metal Fabricate/Hardware: 1.7%
75,100		Commercial Metals Co.	$2,533,874
19,700		Kaydon Corp.	559,677
11,300	@	Maverick Tube Corp.	339,000
9,100		NN, Inc.	109,109
26,600		Quanex Corp.	1,761,452
7,900		Valmont Industries, Inc.	231,944

			5,535,056

		Mining: 0.2%
22,200		Compass Minerals Intl., Inc.	510,600

			510,600

		Miscellaneous Manufacturing: 1.0%
4,500		Ameron Intl. Corp.	208,800
9,100	@	AptarGroup, Inc.	453,271
17,900		Barnes Group, Inc.	641,894
22,200		Crane Co.	660,228
5,400	@	ESCO Technologies, Inc.	270,378
5,800	@	Griffon Corp.	142,680
6,500	@	Hexcel Corp.	118,885
33,500	@	Jacuzzi Brands, Inc.	270,010
26,600	@	Reddy Ice Holdings, Inc.	545,566

			3,311,712

		Office/Business Equipment: 0.6%
25,100	@	Global Imaging Systems, Inc.	854,655
90,300		IKON Office Solutions, Inc.	901,194
6,300	@	Imagistics Intl., Inc.	263,655

			2,019,504

		Oil and Gas: 3.9%
9,600	@	ATP Oil & Gas Corp.	315,264
5,300	@	Callon Petroleum Co.	110,929
12,900	@	Cimarex Energy Co.	584,757
5,000	@	Clayton Williams Energy, Inc.	216,000
7,400	@	Comstock Resources, Inc.	242,794
11,800	@	Energy Partners Ltd.	368,396
11,900		Frontier Oil Corp.	527,765
5,700	@	Giant Industries, Inc.	333,678
62,600	@	Grey Wolf, Inc.	527,718
45,300	@	Houston Exploration Co.	3,046,425
39,100	@	Parker Drilling Co.	362,457
4,300		Penn Virginia Corp.	248,153
10,700	@	Southwestern Energy Co.	785,380
46,800		St. Mary Land & Exploration Co.	1,712,880
10,600	@	Stone Energy Corp.	647,024
9,700	@	Swift Energy Co.	443,775
45,100	@	TODCO	1,881,121

			12,354,516

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 1.7%
11,300	@	FMC Technologies, Inc.	$475,843
4,600		Gulf Island Fabrication, Inc.	132,250
13,900	@	Hanover Compressor Co.	192,654
6,900	@	Hydril Co.	473,616
44,000	@	Key Energy Services, Inc.	652,520
13,600	@	Lone Star Technologies, Inc.	756,024
2,900		Lufkin Industries, Inc.	126,295
21,100	@	Oceaneering Intl., Inc.	1,126,951
9,100	@	Oil States Intl., Inc.	330,421
19,000	@	Universal Compression Holdings, Inc.	755,630
13,700	@	Veritas DGC, Inc.	501,694

			5,523,898

		Packaging and Containers: 0.6%
7,200		Greif, Inc.	432,720
48,400		Silgan Holdings, Inc.	1,609,784

			2,042,504

		Pharmaceuticals: 2.6%
9,900	@	Abgenix, Inc.	125,532
56,200	@	Adolor Corp.	600,216
18,800	@	Alkermes, Inc.	315,840
24,300	@	Andrx Corp.	374,949
30,900	@	Atherogenics, Inc.	495,327
30,800	@	Auxilium Pharmaceuticals, Inc.	153,384
177,800	@	AVANIR Pharmaceuticals	549,402
9,000	@	Conor Medsystems, Inc.	211,500
25,900	@	Cubist Pharmaceuticals, Inc.	557,886
6,900	@	CV Therapeutics, Inc.	184,575
75,200	@	Cypress Bioscience, Inc.	406,832
11,900	@	Impax Laboratories, Inc.	143,693
16,100	@	Ligand Pharmaceuticals, Inc.	147,718
25,800		Medicis Pharmaceutical Corp.	840,048
40,900	@	Nabi Biopharmaceuticals	535,790
7,900	@	OSI Pharmaceuticals, Inc.	230,996
2,800	@	Par Pharmaceutical Cos, Inc.	74,536
9,400	@	Renovis, Inc.	127,182
39,800	@	Rigel Pharmaceuticals, Inc.	946,045
26,800	@	Theravance, Inc.	563,872
9,100	@	United Therapeutics Corp.	635,180

			8,220,503

		Real Estate: 0.4%
25,200		Jones Lang LaSalle, Inc.	1,160,712

			1,160,712

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 6.2%
27,900	@	Affordable Residential Communities	$282,069
6,500	@	Alexandria Real Estate Equities, Inc.	537,485
31,800		American Home Mortgage Investment Corp.	963,540
32,700		Anthracite Capital, Inc.	378,666
24,500		Ashford Hospitality Trust, Inc.	263,620
5,600	@	Boykin Lodging Co.	69,552
28,900		Capital Automotive	1,118,719
13,200		EastGroup Properties, Inc.	577,500
13,500		Entertainment Properties Trust	602,505
29,400		Equity Inns, Inc.	396,900
43,200		Felcor Lodging Trust, Inc.	654,480
14,300		Glimcher Realty Trust	349,921
6,800		Government Properties Trust, Inc.	66,640
13,600		IMPAC Mortgage Holdings, Inc.	166,736
63,800		Innkeepers USA Trust	985,710
36,200		Kilroy Realty Corp.	2,028,286
7,700		LaSalle Hotel Properties	265,265
47,300		Lexington Corporate Properties Trust	1,113,915
38,400		LTC Properties, Inc.	814,080
34,800		Maguire Properties, Inc.	1,045,740
68,700	@	Meristar Hospitality Corp.	627,231
30,000		MFA Mortgage Investments, Inc.	183,900
54,500		Mid-America Apartment Communities, Inc.	2,534,795
4,500		National Health Investors, Inc.	124,245
10,400		Novastar Financial, Inc.	343,096
28,800		Pennsylvania Real Estate Investment Trust	1,214,784
41,100		RAIT Investment Trust	1,171,350
20,000		Saul Centers, Inc.	719,800
10,700		Taubman Centers, Inc.	339,190

			19,939,720

		Retail: 6.2%
37,700	@	Applebees Intl., Inc.	780,013
29,700	@	Asbury Automotive Group, Inc.	505,791
6,100		Big 5 Sporting Goods Corp.	145,546
5,700		Brown Shoe Co., Inc.	188,100
6,500	@	Build-A-Bear Workshop, Inc.	144,950
18,700	@	Burlington Coat Factory Warehouse Corp.	711,348
61,400		Cash America Intl., Inc.	1,274,050
3,800	@	CEC Entertainment, Inc.	120,688
100,800	@	Charming Shoppes	1,075,536
12,400	@	Childrens Place Retail Stores, Inc.	441,936
30,900		CKE Restaurants, Inc.	407,262
7,300		Domino’s Pizza, Inc.	170,236
6,700	@	Dress Barn, Inc.	152,492
3,500	@	Electronics Boutique Holdings Corp.	219,940
12,800		Finish Line	186,752
31,600	@	Genesco, Inc.	1,176,784
10,900	@	HOT Topic, Inc.	167,424
13,600	@	Insight Enterprises, Inc.	252,960
2,900	@	J Jill Group, Inc.	45,878
9,900	@	Jack in The Box, Inc.	296,109
13,500		Kenneth Cole Productions, Inc.	368,415

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 6.2% (continued)
55,300		Landry’s Restaurants, Inc.	$1,620,290
23,000		Lithia Motors, Inc.	666,540
9,500		Lone Star Steakhouse & Saloon, Inc.	247,000
10,100	@	MarineMax, Inc.	257,449
15,700	@	Men’s Wearhouse, Inc.	419,190
13,000		Movado Group, Inc.	243,360
16,700		Movie Gallery, Inc.	173,513
34,200	@	New York & Co, Inc.	560,880
6,900	@	O’Charleys, Inc.	98,739
31,100	@	Pacific Sunwear of California, Inc.	666,784
12,600	@	Papa John’s Intl., Inc.	631,512
16,400	@	Petco Animal Supplies, Inc.	347,024
8,000	@	Rare Hospitality Intl., Inc.	205,600
29,700		Ruby Tuesday, Inc.	646,272
7,800	@	Ryan’s Restaurant Group, Inc.	91,026
14,500	@	Select Comfort Corp.	289,710
19,100	@	Shopko Stores, Inc.	487,432
6,300		Sonic Automotive, Inc.	139,986
4,000	@	Sports Authority, Inc.	117,760
14,450		Stage Stores, Inc.	388,272
30,800		Stein Mart, Inc.	625,240
20,500	@	The Pantry, Inc.	766,085
28,200	@	Too, Inc.	773,526
6,500	@	Trans World Entertainment	51,285
7,700		United Auto Group, Inc.	254,408
4,500		World Fuel Services Corp.	146,025

			19,747,118

		Savings and Loans: 1.2%
51,000		BankAtlantic Bancorp, Inc.	866,490
5,900		Commercial Capital Bancorp, Inc.	100,300
6,800		Dime Community Bancshares, Inc.	100,096
25,937		First Niagara Financial Group, Inc.	374,530
3,800		First Place Financial Corp.	84,246
6,000	@	Firstfed Financial Corp.	322,860
14,400		Flagstar Bancorp, Inc.	231,840
4,200	@	ITLA Capital Corp.	220,458
27,600		Partners Trust Financial Group, Inc.	317,952
26,800		Provident New York Bancorp	312,756
17,400		Sterling Financial Corp.	392,370
9,100		WSFS Financial Corp.	535,899

			3,859,797

		Semiconductors: 3.6%
7,600	@	Actel Corp.	109,896
9,900	@	ADE Corp.	222,552
30,800	@	AMIS Holdings, Inc.	365,288
48,400	@	Amkor Technology, Inc.	211,992
33,400	@	Applied Micro Circuits Corp.	100,200
8,300	@	Asyst Technologies, Inc.	38,678
93,900	@	Atmel Corp.	193,434
5,600	@	ATMI, Inc.	173,600
12,700	@	August Technology Corp.	135,509
42,700	@	Axcelis Technologies, Inc.	222,894

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 3.6% (continued)
5,900	@	Brooks Automation, Inc.	$78,647
33,600	@	Cirrus Logic, Inc.	255,024
12,000		Cohu, Inc.	283,800
108,600	@	Conexant Systems, Inc.	194,394
16,900	@	Credence Systems Corp.	134,862
25,900	@	Cypress Semiconductor Corp.	389,795
7,300	@	Diodes, Inc.	264,698
7,400	@	DSP Group, Inc.	189,884
23,630	@	Entegris, Inc.	267,019
6,700	@	Exar Corp.	93,934
11,700	@	Fairchild Semiconductor Intl., Inc.	173,862
5,100	@	Genesis Microchip, Inc.	111,945
14,170	@	Integrated Device Technology, Inc.	152,186
8,100	@	Integrated Silicon Solutions, Inc.	68,040
19,000	@	IXYS Corp.	200,640
7,200	@	Kopin Corp.	50,040
22,700	@	Kulicke & Soffa Industries, Inc.	164,575
14,500	@	Lattice Semiconductor Corp.	62,060
17,400	@	LTX Corp.	73,428
19,700	@	Mattson Technology, Inc.	147,947
25,900	@	Micrel, Inc.	290,857
19,700	@	Microsemi Corp.	503,138
24,200	@	MIPS Technologies, Inc.	165,286
5,700	@	MKS Instruments, Inc.	98,211
21,300	@	Omnivision Technologies, Inc.	268,806
99,300	@	ON Semiconductor Corp.	513,381
21,500	@	Photronics, Inc.	417,100
10,900	@	Pixelworks, Inc.	71,831
30,000	@	PMC — Sierra, Inc.	264,300
5,600	@	Power Integrations, Inc.	121,800
17,100	@	Rambus, Inc.	206,910
13,600	@	Semitool, Inc.	108,120
23,300	@	Semtech Corp.	383,751
13,000	@	Sigmatel, Inc.	263,120
27,400	@	Silicon Image, Inc.	243,586
12,000	@	Silicon Laboratories, Inc.	364,680
38,300	@	Skyworks Solutions, Inc.	268,866
14,900	@	Standard Microsystems Corp.	445,659
3,800	@	Supertex, Inc.	113,962
9,000	@	Tessera Technologies, Inc.	269,190
3,100	@	Ultratech, Inc.	48,329
19,700	@	Varian Semiconductor Equipment Associates, Inc.	834,689
53,500	@	Vitesse Semiconductor Corp.	100,580
8,100	@	Zoran Corp.	115,830

			11,612,805

		Software: 2.6%
33,600		Acxiom Corp.	628,992
7,200	@	Ansys, Inc.	277,128
16,300	@	Aspen Technology, Inc.	101,875
11,300	@	Borland Software Corp.	65,766
22,700		Computer Programs & Systems, Inc.	784,058
11,400	@	CSG Systems Intl., Inc.	247,494
3,000	@	Dendrite Intl., Inc.	60,270
9,700	@	Epicor Software Corp.	126,100

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Software: 2.6% (continued)
8,200	@	EPIQ Systems, Inc.	$178,924
4,500	@	Filenet Corp.	125,550
13,500	@	Informatica Corp.	162,270
7,600	@	InPhonic, Inc.	104,500
48,300		Inter-Tel, Inc.	1,014,300
1,900	@	Intervideo, Inc.	19,057
9,800	@	JDA Software Group, Inc.	148,764
15,300	@	Mantech Intl. Corp.	404,073
6,100	@	MicroStrategy, Inc.	428,769
5,500	@	MRO Software, Inc.	92,620
85,300	@	Parametric Technology Corp.	594,541
2,200	@	Pegasystems, Inc.	13,178
31,800	@	Per-Se Technologies, Inc.	656,988
20,700	@	Phoenix Technologies Ltd.	155,871
28,200	@	Progress Software Corp.	895,914
1,400	@	Quality Systems, Inc.	96,726
7,300	@	Quest Software, Inc.	110,011
1,200	@	SPSS, Inc.	28,800
3,000		SS&C Technologies, Inc.	109,920
3,900	@	TradeStation Group, Inc.	39,546
14,100	@	Transaction Systems Architects, Inc.	392,685
16,400	@	Wind River Systems, Inc.	212,052

			8,276,742

		Telecommunications: 4.0%
44,800	@	3Com Corp.	182,784
24,800	@	Adaptec, Inc.	94,984
18,300	@	Aeroflex, Inc.	171,288
41,400	@	Anixter Intl., Inc.	1,669,661
32,800	@	Arris Group, Inc.	389,008
4,400	@	Audiovox Corp.	61,512
9,800		Black Box Corp.	411,208
12,210	@	Broadwing Corp.	60,928
9,900	@	C-COR.net Corp.	66,825
24,500	@	Centennial Communications Corp.	367,010
81,600	@	Ciena Corp.	215,424
146,300	@	Cincinnati Bell, Inc.	645,183
20,000		Commonwealth Telephone Enterprises, Inc.	754,000
18,300	@	CommScope, Inc.	317,322
4,450	@	Comtech Telecommunications	184,542
19,800		CT Communications, Inc.	244,926
6,900	@	Ditech Communications Corp.	46,506
94,800	@	Dobson Communications Corp.	728,064
22,400	@	Extreme Networks	99,680
9,500	@	Finisar Corp.	13,015
20,000	@	Foundry Networks, Inc.	254,000
19,000	@	Glenayre Technologies, Inc.	68,210
4,300	@@	Golden Telecom, Inc.	135,751
13,300	@	Harmonic, Inc.	77,406
8,000	@	Hypercom Corp.	52,160
3,400	@	Interdigital Communications Corp.	66,776
5,700	@	Intrado, Inc.	102,771
5,600	@	Mastec, Inc.	61,040
24,900	@	MRV Communications, Inc.	53,037
10,600	@	Netgear, Inc.	255,036

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 4.0% (continued)
27,900		Plantronics, Inc.	$859,599
4,900	@	Polycom, Inc.	79,233
34,700	@	Powerwave Technologies, Inc.	450,753
142,200	@	Premiere Global Services, Inc.	1,163,196
6,500	@	RCN Corp.	137,930
55,700	@	RF Micro Devices, Inc.	314,705
13,300	@	Safenet, Inc.	482,923
36,100	@	Symmetricom, Inc.	279,414
9,600	@	Talk America Holdings, Inc.	90,528
15,900	@	Tekelec	333,105
13,600	@	Terayon Corp.	53,040
43,100	@	Time Warner Telecom, Inc.	336,180
35,800	@	UTStarcom, Inc.	292,486
22,500	@	Westell Technologies, Inc.	81,900

			12,805,049

		Textiles: 0.3%
35,300		Angelica Corp.	630,105
11,200		Unifirst Corp.	392,784

			1,022,889

		Toys/Games/Hobbies: 0.3%
20,000	@	JAKKS Pacific, Inc.	324,600
17,300	@	RC2 Corp.	584,048

			908,648

		Transportation: 1.7%
18,800		Arkansas Best Corp.	655,556
2,400	@	Frozen Food Express Industries	25,176
24,300	@	Genesee & Wyoming, Inc.	770,310
7,900	@	Gulfmark Offshore, Inc.	254,933
8,600	@	HUB Group, Inc.	315,706
4,900	@	Kirby Corp.	242,207
24,800		Landstar System, Inc.	992,744
2,100	@	Marten Transport Ltd.	53,130
9,500	@	Offshore Logistics, Inc.	351,500
4,700	@	Old Dominion Freight Line	157,403
25,100	@	RailAmerica, Inc.	298,690
31,300	@	SCS Transportation, Inc.	491,723
17,300	@	US Xpress Enterprises, Inc.	201,718
3,100	@	USA Truck, Inc.	78,430
24,700		Werner Enterprises, Inc.	427,063

			5,316,289

		Trucking and Leasing: 0.6%
4,900	@	Amerco, Inc.	285,131
25,100		GATX Corp.	992,705
9,800		Greenbrier Cos., Inc.	325,752
8,500	@	Interpool, Inc.	155,125

			1,758,713

		Total Common Stock
		(Cost $282,697,579)	305,161,492

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
$520,000		1.875%, due 11/30/05		$518,903

		Total U.S. Treasury Obligations
		(Cost $519,105)		518,903

		Total Investments In Securities
		(Cost $283,216,684)*	95.8%	$305,680,395
		Other Assets and Liabilities—Net	4.2	13,548,285

		Net Assets	100.0%	$319,228,680

	@	Non-income producing security
	@@	Foreign issuer
	L	Loan security, a portion or all of the security is on loan at
		September 30, 2005.
	*	Cost for federal income tax purposes is $283,636,011. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$37,311,816
		Gross Unrealized Depreciation		(15,267,432)

		Net Unrealized Appreciation		$22,044,384

ING JPMorgan Value Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.7%
		Aerospace/Defense: 0.7%
29,900		Lockheed Martin Corp.	$1,825,096

			1,825,096

		Agriculture: 1.8%
67,300		Altria Group, Inc.	4,960,683

			4,960,683

		Apparel: 1.2%
113,350		Jones Apparel Group, Inc.	3,230,475

			3,230,475

		Auto Parts & Equipment: 0.2%
18,920		Lear Corp.	642,712

			642,712

		Banks: 7.6%
145,270		Bank of America Corp.	6,115,867
22,890		BB&T Corp.	893,855
27,290		Mellon Financial Corp.	872,461
80,920		North Fork Bancorporation, Inc.	2,063,460
46,920		State Street Corp.	2,295,326
33,560		SunTrust Banks, Inc.	2,330,742
166,090		US BanCorp.	4,663,807
22,130		Wells Fargo & Co.	1,296,154

			20,531,672

		Beverages: 1.0%
37,960		Coca-Cola Co.	1,639,492
57,755		Coca-Cola Enterprises, Inc.	1,126,223

			2,765,715

		Chemicals: 1.7%
17,360		Air Products & Chemicals, Inc.	957,230
29,000		Lyondell Chemical Co.	829,980
58,560		Praxair, Inc.	2,806,781

			4,593,991

		Commercial Services: 0.7%
88,550		Cendant Corp.	1,827,672

			1,827,672

		Computers: 1.5%
35,860	@	Affiliated Computer Services, Inc.	1,957,956
33,540	@	Lexmark International, Inc.	2,047,617

			4,005,573

ING JPMorgan Value Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 15.8%
92,560		CIT Group, Inc.	$4,181,861
354,340		Citigroup, Inc.	16,129,556
41,010		Fannie Mae	1,838,068
102,190		Freddie Mac	5,769,647
11,500		Goldman Sachs Group, Inc.	1,398,170
21,800	@@	Lazard Ltd.	551,540
205,670		MBNA Corp.	5,067,709
41,880		Merrill Lynch & Co., Inc.	2,569,338
99,100		Morgan Stanley	5,345,454

			42,851,343

		Electric: 6.3%
24,800		American Electric Power Co., Inc.	984,560
39,360		Consolidated Edison, Inc.	1,910,928
50,250		Dominion Resources, Inc.	4,328,535
17,150		Edison Intl.	810,852
63,160		Pinnacle West Capital Corp.	2,784,093
103,380		PPL Corp.	3,342,275
69,430		SCANA Corp.	2,932,723

			17,093,966

		Environmental Control: 1.0%
45,151	@	Nalco Holding Co.	761,697
66,280		Waste Management, Inc.	1,896,271

			2,657,968

		Food: 1.0%
33,300		Kellogg Co.	1,536,129
35,940		Kraft Foods, Inc.	1,099,405

			2,635,534

		Forest Products & Paper: 0.6%
60,190		MeadWestvaco Corp.	1,662,448

			1,662,448

		Healthcare - Products: 1.6%
144,350	@	Boston Scientific Corp.	3,373,459
12,610		Guidant Corp.	868,703

			4,242,162

		Healthcare - Services: 1.4%
7,960	@	Coventry Health Care, Inc.	684,719
40,900	@	WellPoint, Inc.	3,101,038

			3,785,757

ING JPMorgan Value Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Home Builders: 0.3%
13,900		Lennar Corp.	$830,664

			830,664

		Household Products/Wares: 0.4%
19,820		Kimberly-Clark Corp.	1,179,885

			1,179,885

		Insurance: 6.2%
11,050		AMBAC Financial Group, Inc.	796,263
50,210		Assurant, Inc.	1,910,993
95,490		Genworth Financial, Inc.	3,078,598
33,820		Hartford Financial Services Group, Inc.	2,609,889
81,390	@@	RenaissanceRe Holdings Ltd.	3,559,185
125,550	@@	Willis Group Holdings Ltd.	4,714,402

			16,669,330

		Iron/Steel: 1.2%
73,890		United States Steel Corp.	3,129,242

			3,129,242

		Leisure Time: 1.4%
38,820		Carnival Corp.	1,940,224
85,740		Sabre Holdings Corp.	1,738,807

			3,679,031

		Media: 5.6%
61,070		Dex Media, Inc.	1,697,135
569,430	@	Liberty Media Corp.	4,583,912
71,880		News Corp., Inc.	1,120,609
143,540		Time Warner, Inc.	2,599,509
157,540		Viacom, Inc.	5,200,395

			15,201,560

		Mining: 0.7%
81,570		Alcoa, Inc.	1,991,939

			1,991,939

		Miscellaneous Manufacturing: 4.1%
22,250		3M Co.	1,632,260
20,110		Eaton Corp.	1,277,990
95,470		General Electric Co.	3,214,475
183,240	@@	Tyco Intl. Ltd.	5,103,234

			11,227,959

		Office/Business Equipment: 0.6%
116,850	@	Xerox Corp.	1,595,003

			1,595,003

ING JPMorgan Value Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 13.8%
14,670		Anadarko Petroleum Corp.	$1,404,652
33,890		Apache Corp.	2,549,206
100,424		ChevronTexaco Corp.	6,500,445
72,750		ConocoPhillips	5,085,953
273,080		Exxon Mobil Corp.	17,351,503
17,430		Global Santa Fe Corp.	795,157
33,890		Occidental Petroleum Corp.	2,895,223
24,310		Rowan Cos., Inc.	862,762

			37,444,901

		Oil & Gas Services: 0.3%
12,600		Halliburton Co.	863,352

			863,352

		Packaging & Containers: 0.6%
92,150	@	Pactiv Corp.	1,614,468

			1,614,468

		Pharmaceuticals: 4.1%
8,800		Cardinal Health, Inc.	558,272
40,990		Eli Lilly & Co.	2,193,785
40,400		Merck & Co., Inc.	1,099,284
195,270		Pfizer, Inc.	4,875,892
50,470		Wyeth	2,335,247

			11,062,480

		Real Estate Investment Trust: 2.3%
55,240		Mack-Cali Realty Corp.	2,482,486
49,790		Prologis	2,206,195
61,290		United Dominion Realty Trust, Inc.	1,452,573

			6,141,254

		Retail: 2.9%
115,710		Dollar General Corp.	2,122,121
42,780	@	Kohl’s Corp.	2,146,700
69,440		McDonald’s Corp.	2,325,546
63,880		Staples, Inc.	1,361,922

			7,956,289

		Savings & Loans: 0.7%
50,640		Washington Mutual, Inc.	1,986,101

			1,986,101

		Software: 1.5%
77,260		Computer Associates Intl., Inc.	2,148,601
75,870		Microsoft Corp.	1,952,135

			4,100,736

ING JPMorgan Value Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 6.0%
40,000	@	Cisco Systems, Inc.		$717,200
106,090	@	Corning, Inc.		2,050,720
102,340		SBC Communications, Inc.		2,453,090
187,640		Sprint Corp.		4,462,079
202,000		Verizon Communications, Inc.		6,603,380

				16,286,469

		Transportation: 0.8%
31,200		Union Pacific Corp.		2,237,040

				2,237,040

		Total Common Stock
		(Cost $262,411,130)		264,510,470

		Total Investments in Securities
		(Cost $262,411,130)*	97.7%	$264,510,470
		Other Assets and Liabilities-Net	2.3	6,269,988

		Net Assets	100.0%	$270,780,458

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $262,483,381.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,096,700
		Gross Unrealized Depreciation		(4,069,611)

		Net Unrealized Appreciation		$2,027,089

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Shares			Value

Common Stock: 94.5%
		Australia: 3.4%
557,532		BHP Billiton Ltd.	$9,521,844
64,291	L	Brambles Industries Ltd.	436,099
35,395		CSL Ltd./Australia	1,038,494
566,558		Macquarie Airports	1,422,940
12,988		Macquarie Bank Ltd.	747,724
573,043		Macquarie Infrastructure Group	1,756,261
307,843		Newcrest Mining Ltd.	4,937,535
186,841		Patrick Corp., Ltd.	985,795
93,026	L	Rio Tinto Ltd.	4,205,215
102,407	@	Transurban Group	563,183

			25,615,090

		Austria: 3.1%
56,553		Bank Austria Creditanstalt AG	6,362,479
22,553		Erste Bank der Oesterreichischen Sparkassen AG	1,211,155
12,376		Flughafen Wien AG	835,821
149,616	@	IMMOFINANZ Immobilien Anlagen AG	1,454,641
139,155		OMV AG	8,289,334
36,105	@	Raiffeisen Intl. Bank Holding AG	2,418,091
86,573		Telekom Austria AG	1,730,053
28,823		Wienerberger AG	1,139,699

			23,441,273

		Belgium: 1.2%
12,067		Almancora Comm. Va	1,197,572
5,107		Fortis	148,270
62,733		Fortis	1,827,704
16,019		InBev	636,633
59,650		KBC Bancassurance Holding	4,850,849

			8,661,028

		Brazil: 0.1%
16,603		Aracrua Celulose SA ADR	673,750
7,000	L	Cia Vale do Rio Doce ADR	307,020

			980,770

		Bulgaria: 0.0%
230,636	@	Bulgarian Compensation Notes	100,515
10,684	@	Bulgarian Compensation Notes	4,610
327,324	@	Bulgarian Registered Comp Vouchers	141,845

			246,970

		Canada: 1.4%
136,107	@, L	Bema Gold Corp.	365,892
56,250		Canadian Natural Resources Ltd.	2,544,481
2,680	@	Centerra Gold, Inc.	55,235
101,674	@	Eldorado Gold Corp.	360,055
47,906		EnCana Corp.	2,800,639

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		Canada: 1.4% (continued)
17,388	@	Ivanhoe Mines Ltd.	$146,823
33,690		Petro - Canada	1,412,507
12,297		Suncor Energy, Inc.	746,127
16,956	L	Talisman Energy, Inc.	830,999
18,727		Teck Cominco Ltd.	841,473

			10,104,231

		China: 0.2%
816,000		Beijing Capital Intl. Airport Co., Ltd.	358,097
112,710		Shenzhen Chiwan Wharf Holdings Ltd.	177,105
569,496		Weiqiao Textile Co.	750,427
241,154		Wumart Stores, Inc.	519,129

			1,804,758

		Cyprus: 0.0%
56,170		Bank of Cyprus Public Co., Ltd.	269,660

			269,660

		Czech Republic: 1.6%
49,925	@	Cesky Telecom AS	1,001,117
37,742		CEZ	1,137,071
67,411		Komercni Banka AS	9,872,718

			12,010,906

		Denmark: 0.8%
5,475		Bryggerigruppen	482,325
5,250		CHR Hansen Holding A/S	829,515
61,302		Danske Bank A/S	1,883,744
5,820		Kobenhavns Lufthavne	1,462,651
66,696	@	Vestas Wind Systems A/S	1,618,621

			6,276,856

		Finland: 1.3%
134,512		Fortum Oyj	2,708,313
71,929	@	Neste Oil Oyj	2,663,536
171,274		Nokia Oyj	2,895,553
14,300		Stockmann Oyj Abp	581,436
26,700		UPM-Kymmene Oyj	536,565

			9,385,403

		France: 9.2%
7,542		Accor SA	383,085
15,100		Air Liquide	2,790,532
255,964	@	Alcatel SA	3,445,786
8,082	@	Alstom RGPT	384,891
8,290	@	Atos Origin	589,578
33,471		Autoroutes du Sud de la France	1,945,779
54,341		Bouygues	2,533,143
8,832		Cie de Saint-Gobain	510,825
8,517		Compagnie Generale des Establissements Michelin	503,090

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		France: 9.2% (continued)
6,926		Eurazeo	$713,206
125,919	L	France Telecom SA	3,633,955
28,932	@	Gaz de France	970,414
16,620		Generale de Sante	603,250
22,292	@	JC Decaux SA	493,299
71,949		Lafarge SA	6,359,390
84,214		LVMH Moet Hennessy Louis Vuitton SA	6,973,115
26,419	L	Pernod-Ricard	4,673,789
15,230		Pinault-Printemps-Redoute	1,608,083
16,955		Publicis Groupe	541,030
7,341		Renault SA	700,104
57,336		Sanofi-Aventis	4,763,385
15,048		Schneider Electric SA	1,192,188
14,385		Societe Des Autoroutes Paris-Rhin-Rhone	970,794
60,909		Societe Television Francaise 1	1,624,112
85,617		Suez SA	2,481,535
40,902		Total SA	11,169,403
14,303	L	Unibail	2,080,654
23,313		Veolia Environnement	988,734
30,644	L	Vinci SA	2,648,388

			68,275,537

		Germany: 6.3%
8,569		Adidas-Salomon AG	1,501,165
7,345		Allianz AG	995,397
23,657		BASF AG	1,788,816
66,298	@	Bayerische Hypo-und Vereinsbank AG	1,872,008
9,857		Bilfinger Berger AG	531,530
81,539		Commerzbank AG	2,241,572
7,016		Continental AG	579,329
31,407		DaimlerChrysler AG	1,675,499
28,194		Deutsche Bank AG	2,647,471
11,246		Deutsche Boerse AG	1,077,165
124,243		Deutsche Post AG	2,920,208
5,586	L	Deutsche Postbank AG	306,483
95,177		Deutsche Telekom AG	1,739,912
58,245		E.ON AG	5,385,142
70,321		Fraport AG Frankfurt Airport Services Worldwide	3,628,030
3,608	@	Freenet.de AG	93,553
6,677		Fresenius AG	854,923
28,321	L	Fresenius Medical Care AG	2,589,491
14,091		Henkel KGaA	1,201,560
4,795		Henkel KGaA	437,871
25,657		Hypo Real Estate Holding AG	1,306,350
19,592		IVG Immobilien AG	406,508
44,639	@, L	KarstadtQuelle AG	607,186
22,527		Linde AG	1,671,074
20,178		MAN AG	1,038,842
31,802		Metro AG	1,574,808
5,326		Muenchener Rueckversicherungs AG	610,495
5,212		Rhoen Klinikum AG	198,525
38,288		RWE AG	2,540,974
38,699		Siemens AG	2,999,899

			47,021,786

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		Greece: 0.5%
32,050		Alpha Bank AE	$910,591
75,502	@	Hellenic Telecommunications Organization SA	1,515,564
34,509		National Bank of Greece SA	1,385,480

			3,811,635

		Hong Kong: 0.2%
216,000		China Merchants Holdings Intl. Co., Ltd	486,207
363,000	@	Clear Media Ltd.	325,204
558,000		Texwinca Holdings Ltd.	381,219

			1,192,630

		Hungary: 2.1%
7,541		Egis Rt.	685,055
3,148		Gedeon Richter Rt.	567,724
385,592		Matav Magyar Tavkozlesi Rt.	1,994,206
10,396		Mol Magyar Olaj- es Gazipari Rt.	1,153,949
275,808		OTP Bank Rt.	10,881,536

			15,282,470

		Indonesia: 0.2%
2,292,797		Bank Mandiri Persero Tbk PT	323,707
2,083,000		Indofood Sukses Makmur Tbk PT	147,774
219,310		Semen Gresik Persero Tbk PT	387,895
1,787,618		Telekomunikasi Indonesia Tbk PT	931,719

			1,791,095

		Ireland: 0.2%
51,377	@	Celtic Resources Holdings PLC	182,237
8,777		Depfa Bank PLC	141,740
339,735	@	Dragon Oil PLC	1,167,815

			1,491,792

		Italy: 3.2%
92,873		Assicurazioni Generali S.p.A.	2,941,439
9,136		Autostrada Torino-Milano S.p.A.	188,362
468,007		Banca Intesa S.p.A.	2,046,443
246,969		Banca Intesa S.p.A.	1,156,323
9,298		Banca Popolare dell’Emilia Romagna SCRL	484,153
232,433		Banca Popolare di Milano SCRL	2,391,216
29,868		Banca Popolare di Sondrio SCRL	438,848
60,902		Banche Popolari Unite SCRL	1,241,167
67,166	L	Banco Popolare di Verona e Novara Scrl	1,272,368
329,919		Beni Stabili S.p.A.	349,292
84,911		Buzzi Unicem SpA	1,340,960
256,457		Capitalia S.p.A.	1,408,514
675,763		Cassa di Risparmio di Firenze S.p.A.	1,957,739
160,453		Credito Emiliano S.p.A.	1,722,537
47,662		ENI S.p.A.	1,418,279
26,423		Luxottica Group, S.p.A.	659,945

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		Italy: 3.2% (continued)
46,457		Mediobanca SpA	$917,779
51,866		Saipem S.p.A.	877,795
15,808		Societa Iniziative Autostradali e Servizi S.p.A.	216,890
103,071		UniCredito Italiano S.p.A.	583,543

			23,613,592

		Japan: 16.8%
2,190		Acom Co., Ltd.	159,748
16,525		Aeon Credit Service Co., Ltd.	1,206,992
8,050		Aiful Corp.	678,353
15,500		Aisin Seiki Co., Ltd.	442,513
27,000	L	Bank of Fukuoka Ltd.	195,271
201,000		Bank of Yokohama Ltd.	1,537,528
32,000		Bridgestone Corp.	690,011
69,980		Canon, Inc.	3,803,763
25,000		Chiba Bank Ltd.	204,286
66,588		Credit Saison Co., Ltd.	2,944,072
15,000	L	Dai Nippon Printing Co., Ltd.	243,388
16,000		Daihatsu Motor Co., Ltd.	163,083
48,120	L	Denso Corp.	1,403,557
124	L	East Japan Railway Co.	710,058
6,900		Exedy Corp.	152,508
30,700		Fuji Photo Film Co., Ltd.	1,016,554
449		Fuji Television Network, Inc.	1,007,200
45,000		Gunma Bank Ltd.	290,098
23,100		Hitachi Capital Corp.	488,050
66,757	L	Honda Motor Co., Ltd.	3,801,196
22,300		Ibiden Co., Ltd.	935,490
382		Japan Tobacco, Inc.	6,041,415
35,000		Joyo Bank Ltd.	214,539
16,664	L	Kao Corp.	412,676
51,920		Koito Manufacturing Co., Ltd.	644,496
268,280	L	Matsushita Electric Industrial Co., Ltd.	4,582,588
830		Mitsubishi Tokyo Financial Group, Inc.	10,884,366
1,184		Mizuho Financial Group, Inc.	7,581,499
24,000		NGK Spark Plug Co., Ltd.	349,913
5,300		Nidec Corp.	311,902
97,510	@	NIKKEI	11,743,528
41,265	L	Nikko Cordial Corp.	481,662
145,873	L	Nissan Motor Co., Ltd.	1,680,234
23,300		Nitto Denko Corp.	1,318,487
72,240	L	Nomura Exchange Traded Fund	8,700,159
153,200		Nomura Holdings, Inc.	2,387,377
676,700		Nomura TOPIX Exchange Traded Fund	8,466,213
1,300		ORIX Corp.	235,987
22,000		Ricoh Co., Ltd.	345,562
9,500		Secom Co., Ltd.	460,985
183,074	@, L	Seiyu Ltd.	439,703
14,846	@	Seven & I Holdings Co., Ltd.	492,509
67,897	L	Shiseido Co., Ltd.	982,962
3,027		SMC Corp.	405,514
42,468		Sony Corp.	1,408,175
866		Sumitomo Mitsui Financial Group, Inc.	8,211,761
107,000	L	Sumitomo Trust & Banking Co., Ltd.	886,534
11,200	L	Takeda Pharmaceutical Co., Ltd.	671,575

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		Japan: 16.8% (continued)
12,640	L	Takefuji Corp.	$990,356
142,600		Tokyo Broadcasting System, Inc.	3,316,112
652,300	@	TOPIX	8,160,944
43,000	L	Toppan Printing Co., Ltd.	456,176
146,300	L	Toyota Motor Corp.	6,761,417
148	@	UFJ Holdings, Inc.	1,203,313
9,761		Uni-Charm Corp.	422,796
32,300		Yamaha Motor Co., Ltd.	670,462
9,254	L	Yamanouchi Pharmaceutical Co., Ltd.	350,194

			124,747,810

		Luxembourg: 0.1%
3,700	@	Millicom Intl. Cellular SA	68,154
14,072	@, L	Millicom Intl. Cellular SA	259,206
10,986	@	SBS Broadcasting SA	597,199

			924,559

		Mexico: 1.0%
25,800	L	Cemex SA de CV ADR	1,349,340
32,600		Consorcio ARA SA de CV	123,645
176,162		Fomento Economico Mexicano SA de CV	1,227,979
22,727		Fomento Economico Mexicano SA de CV ADR	1,589,072
9,300		Grupo Aeroportuario del Sureste SA de CV ADR	371,070
307,810		Grupo Financiero Banorte SA de CV	2,743,663
36,508	@	Urbi Desarrollos Urbanos SA de C.V	270,840

			7,675,609

		Netherlands: 1.1%
42,055		Aegon NV	627,613
13,209		Euronext NV	585,976
20,164		European Aeronautic Defense and Space Co.	718,097
40,782	L	Heineken NV	1,316,351
72,044		Koninklijke Philips Electronics NV	1,927,859
19,502	@	Royal Numico NV	856,638
70,587		TPG NV	1,756,017
15,200		VNU NV	479,490

			8,268,041

		New Zealand: 0.1%
436,996		Auckland Intl. Airport Ltd.	691,352

			691,352

		Norway: 2.9%
121,000		Acta Holding ASA	338,112
39,513		DNB NOR ASA	409,033
81,295		Norsk Hydro ASA	9,090,674
26,850		Orkla ASA	1,020,548
15,239		Smedvig ASA	374,723
362,195		Statoil ASA	8,976,142
73,207		Telenor ASA	657,742
3,800	@	TGS Nopec Geophysical Co. ASA	163,710
73,600		Tomra Systems ASA	526,823

			21,557,507

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		Philippines: 0.1%
14,840		Ayala Corp.	$76,133
96,000		Bank of the Philippine Islands	89,105
4,653		Globe Telecom, Inc.	61,857
16,600	L	Philippine Long Distance Telephone ADR	505,470

			732,565

		Poland: 4.6%
40,547		Agora SA	849,565
29,444		Bank Handlowy w Warszawie	524,069
103,981		Bank Millennium SA	159,952
174,182		Bank Pekao SA	9,673,086
11,335		Bank Przemyslowo-Handlowy PBK SA	2,282,131
57,486		Bank Zachodni WBK SA	2,192,785
41,131	@	Budimex SA	506,328
33,704	@	CCC SA	247,850
15,074	@	Cersanit Krsnystaw SA	603,224
11,976		Grupa Kety SA	493,897
14,368		Inter Cars SA	117,474
5,670	@	Inter Groclin Auto SA	167,236
20,025		Orbis SA	198,084
1,143,842		PKO Bank Polski SA	11,081,680
11,813		Polska Graupa Framaceutycz SA	190,916
24,839		Polski Koncern Naftowy Orlen	511,183
27,789		Sniezka SA	193,278
2,682	@	Stomil Sanok	95,390
415,274		Telekomunikacja Polska SA	3,254,395
195,870	@	ZM Duda SA	654,275

			33,996,798

		Portugal: 0.2%
399,508		Banco Comercial Portugues SA	1,114,641
9,909		Jeronimo Martins	143,469

			1,258,110

		Romania: 0.9%
2,381,367		Impact	378,507
2,870,500	@	Rolast AG	86,581
453,250		Romanian Bank for Development SA	1,981,538
25,495,482	@	SNP Petrom SA	3,914,140
1,544,000	@	Socep Constanta	135,003

			6,495,769

		Russia: 5.3%
187,200		LUKOIL ADR	10,784,429
59,600	L	MMC Norilsk Nickel ADR	4,946,800
12,547	L	Moscow City Telephone ADR	205,771
627		NovaTek OAO	1,473,450

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		Russia: 5.3% (continued)
7,622	@, #	NovaTek OAO GDR	$179,117
115,179	L	OAO gazprom GDR	7,730,181
11,603		Sberbank RF	11,080,865
6,816		Sibirtelecom OAO ADR	381,696
162,280	@	Tyumen Oil Co.	1,155,434
105,214	L	Uralsvyazinform ADR	826,982
90,615		VolgaTelecom ADR	724,920

			39,489,645

		Singapore: 0.1%
370,000		Singapore Telecommunications Ltd.	537,354

			537,354

		South Korea: 1.7%
30,320		Kookmin Bank	1,799,276
19,222		Samsung Electronics Co., Ltd.	10,907,898

			12,707,174

		Spain: 2.1%
30,392		ACS Actividades Cons y Serv	889,662
155,058	L	Cintra Concesiones de infraestructuras de Transporte	2,142,169
37,780		Corp Mapfre SA	651,456
114,968		Endesa SA	3,087,498
74,691		Fadesa Inmobiliaria SA	2,692,278
21,455		Grupo Empresarial Ence SA	646,835
43,476		Grupo Ferrovial SA	3,633,703
50,062		Inditex SA	1,475,166
39,291		Promotora de Informaciones SA	760,872

			15,979,639

		Sweden: 3.2%
18,209		Autoliv, Inc.	793,638
32,800	@	Capio AB	649,867
10,849	@, L	Elekta AB	498,109
95,700		ForeningsSparbanken AB	2,323,083
91,119		Getinge AB	1,262,704
14,400		Hennes & Mauritz AB	516,366
4,700		Lindex AB	244,154
34,900	@	Modern Times Group AB	1,319,157
10,518		Nobia AB	177,911
519,000		Nordea Bank AB	5,207,028
242,800		Skandinaviska Enskilda Banken AB	4,466,383
206,266		Skanska AB	3,057,078
114,147		Svenska Handelsbanken	2,652,875
110,802		Telefonaktiebolaget LM Ericsson	408,755
24,500		TeliaSonera AB	117,082

			23,694,190

		Switzerland: 5.9%
2,990		BKW FMB Energie AG	215,687
68,591		Compagnie Financiere Richemont AG	2,736,260

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		Switzerland: 5.9% (continued)
86,120		Holcim Ltd	$5,742,600
40,929		Nestle SA	12,070,494
3,054		Nobel Biocare Holding AG	722,930
137,018		Novartis AG	6,997,288
64,308		Roche Holding AG	8,971,077
344		SGS SA	266,793
32,496		Swatch Group AG	4,509,858
10,244		Synthes, Inc.	1,205,164
898	@	Unique Zurich Airport	152,013

			43,590,164

		Turkey: 4.0%
833,722		Akbank TAS	5,538,248
50,020		Aygaz AS	127,973
80,488		Cimsa Cimento Sanayi VE Tica	562,195
939,205	@	Dogan Sriketler Grubu Holdings	2,621,993
950,449		Haci Omer Sabanci Holding	4,905,733
82,817		Hurriyet Gazetecilik Ve Matb	247,078
717,448		KOC Holding AS	3,240,579
41,468		Migros Turk TAS	352,366
2,028,457	@	Turkiye Garanti Bankasi AS	6,030,170
816,389		Turkiye Is Bankasi	5,665,009
57,642	@	Yapi Ve Kredi Bankasi	238,666

			29,530,010

		Ukraine: 0.0%
2,095	@	Centrenergo ADR	13,644
233		Ukrnafta Oil Co. ADR	54,778
16,020		UkrTelecom ADR	108,161

			176,583

		United Kingdom: 9.1%
104,676		Associated British Ports Holdings PLC	973,683
132,248		BAA PLC	1,461,306
171,320		BAE Systems PLC	1,042,654
180,989		Barclays PLC	1,833,613
260,347		BG Group PLC	2,476,379
452,138		BP PLC	5,354,984
20,846		British Land Co. PLC	347,216
66,692		British Sky Broadcasting PLC	661,650
164,512		Burberry Group PLC	1,256,660
126,286		Cadbury Schweppes PLC	1,279,151
352,146		Compass Group PLC	1,284,656
455,554		Diageo PLC	6,575,178
31,518		Exel PLC	684,578
295,847		GlaxoSmithKline PLC	7,569,481
94,797		Highland Gold Mining Ltd.	369,505
307,207		Hilton Group PLC	1,713,270
64,529		Imperial Tobacco Group PLC	1,860,497
45,001		National Grid Transco PLC	423,747
85,792		Pearson PLC	1,002,368
283,260		Peninsular and Oriental Steam Navigation Co.	1,673,424
60,326	@	Peter Hambro Mining PLC	869,695

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares			Value

		United Kingdom: 9.1% (continued)
172,898		Prudential PLC	$1,576,109
60,797		Reckitt Benckiser PLC	1,859,939
45,449		Royal Bank of Scotland Group PLC	1,294,915
17,636		South African Breweries PLC	344,192
56,999		Scottish & Newcastle PLC	468,238
106,461		Smith & Nephew PLC	897,171
34,522		Smiths Group PLC	586,077
25,592	@, L	Telewest Global, Inc.	587,336
700,678		Tesco PLC	3,841,305
4,286,215		Vodafone Group PLC	11,184,951
45,084	@	Whitbread PLC	758,198
131,983	@	William Hill PLC	1,362,998
48,644		Wolseley PLC	1,034,639
131,555		WPP Group PLC	1,345,677

			67,855,440

		United States: 0.2%
65,003	L	News Corp., Inc.	1,072,550
7,879	L	Southern Peru Copper Corp.	440,909

			1,513,459

		Venezuela: 0.0%
26,618		Cia Anonima Nacional Telefonos de Venezuela ADR	373,451

			373,451

		Total Common Stock
		(Cost $603,855,483)	703,072,711

Preferred Stock: 0.2%
		Germany: 0.2%
57,782		ProSieben SAT.1 Media AG	1,003,968
16,300		Volkswagen AG	747,243

			1,751,211

		Total Preferred Stock
		(Cost $1,637,837)	1,751,211

Equity Linked Security: 0.7%
		India: 0.6%
61,236	@	ICICI Bank Ltd.	485,601
427,216	@	ICICI Bank Ltd.	3,387,824
7,496		State Bank of India	160,190

			4,033,615

		Philippines: 0.1%
69	#	Morgan Stanley - Equity Basket	1,023,498

			1,023,498

		Total Equity Linked Security
		(Cost $3,888,445)	5,057,113

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Shares		Value

Mutual Funds: 0.2%
	Romania: 0.2%
422,000	Banat Crisana Arad	$228,828
458,000	Moldova Bacau	243,691
346,500	Transilvania Brasov	201,979
635,000	Muntenia Bucuresti	264,700
403,500	Oltenia Craiova	255,717

		1,194,915

	Total Mutual Funds
	(Cost $1,194,915)	1,194,915

	Total Long-Term Investments:
	(Cost $610,576,680)	$711,075,950

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Principal
Amount				Value

Short-Term Investments: 10.1%
		U.S. Government Obligations: 1.9%
$13,700,000		Federal Home Loan Bank, 3.042%, due 10/03/05		$13,696,575

				13,696,575

		Total U.S. Government Agency Obligation
		(Cost $13,697,717)		13,696,575

		Securities Lending CollateralCC: 8.2%
		The Bank of New York Institutional Cash Reserves Fund		61,203,748

				61,203,748

		Total Securities Lending Collateral
		(Cost $61,203,748)		61,203,748

		Total Short-Term Investments
		(Cost $74,901,465)		74,900,323

		Total Investments In Securities
		(Cost $685,478,145)*	105.6%	$785,976,273
		Other Assets and Liabilities-Net	(5.6)	(41,655,143)

		Net Assets	100.0%	$744,321,130

	@	Non-income producing security
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $687,182,958.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$104,112,423
		Gross Unrealized Depreciation		(5,319,107)

		Net Unrealized Appreciation		$98,793,316

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Czech Republic Koruna
CZK 61,378,972	Buy	10/21/05	2,648,042	$2,502,488	$(145,554)
Euro
EUR 12,384,005	Buy	10/13/05	14,996,039	14,940,332	(55,708)
British Pound Sterling
GBP2,820,539	Buy	11/03/05	5,085,431	4,985,163	(100,268)
Japanese Yen
JPY 289,352,500	Buy	12/01/05	2,900,195	2,570,867	(329,328)
Japanese Yen
JPY 2,287,084,901	Buy	12/09/05	21,791,100	20,339,485	(1,451,615)
Japanese Yen
JPY 579,831,699	Buy	12/01/05	5,808,482	5,151,746	(656,736)
Japanese Yen
JPY 1,198,255,000	Buy	10/21/05	10,710,276	10,596,618	(113,658)
Japanese Yen
JPY 509,124,873	Buy	11/08/05	4,607,465	4,511,518	(95,946)
Japanese Yen
JPY 1,250,945,200	Buy	12/21/05	11,394,500	11,140,459	(254,041)
Polish New Zloty
PLN 7,226,611	Buy	10/21/05	2,119,769	2,224,452	104,682
Turkish Lira
TRY 8,000,091	Buy	10/20/05	5,550,531	5,902,174	351,643
Turkish Lira
TRY 3930010	Buy	11/28/05	2,771,517	2,866,044	94,528
Turkish Lira
TRY 2,957,687	Buy	10/20/05	2,144,650	2,182,073	37,423
Turkish Lira
TRY 2,583,803	Buy	10/07/05	1,883,101	1,915,164	32,063
Turkish Lira
TRY 2,355,331	Buy	10/30/05	1,713,716	1,731,416	17,700

					$(2,564,815)

			USD
Turkish Lira
TRY 2,583,803	Sell	10/07/05	1,784,000	1,915,164	$(131,164)
Czech Republic Koruna
CZK 8,420,703	Sell	10/11/05	364,000	343,121	20,879
Turkish Lira
TRY 8,000,091	Sell	10/20/05	5,469,400	5,902,174	(432,774)
Czech Republic Koruna
CZK 61,378,972	Sell	10/21/05	2,651,600	2,502,488	149,112
Turkish Lira
TRY 2,957,687	Sell	10/20/05	2,038,800	2,182,073	(143,273)
Czech Republic Koruna
CZK 62,799,497	Sell	10/21/05	2,736,600	2,560,405	176,195
Czech Republic Koruna
CZK 47,888,457	Sell	11/30/05	1,981,400	1,957,378	24,022
Turkish Lira
TRY 3,930,010	Sell	11/28/05	2,669,300	2,866,044	(196,744)
Polish New Zloty
PLN 17,440,055	Sell	10/21/2005	5,058,314	5,368,292	(309,978)
Euro
EUR 1,105,800	Sell	10/13/2005	1,331,980	1,334,061	(2,081)
Czech Republic Koruna
CZK 30,699,400	Sell	10/3/2005	1,265,579	1,250,332	15,247
Czech Republic Koruna
CZK 32,705,297	Sell	12/27/2005	1,345,232	1,339,249	5,983
Turkish Lira
TRY 2,801,139	Sell	12/27/2005	2,025,847	2,027,007	(1,160)
Hungarian Forint
HUF 264,908,826	Sell	12/29/2005	1,279,691	1,273,257	6,434
Japanese Yen
JPY 33,720,828	Sell	10/3/2005	297,887	297,617	270
Japanese Yen

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

JPY 1,198,255,000	Sell	10/21/2005	10,599,243	10,596,618	2,625
Japanese Yen
JPY 509,124,873	Sell	11/08/2005	4,509,281	4,511,518	(2,237)
Japanese Yen
JPY 869,184,201	Sell	12/1/2005	7,717,575	7,722,613	(5,038)
Japanese Yen
JPY 1,250,945,198	Sell	12/21/2005	11,132,971	11,140,459	(7,487)
Czech Republic Koruna
CZK 30,699,400	Sell	12/29/2005	1,256,092	1,257,281	1,189

					$(829,980)

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED) (continued)

Industry	Percentage of Net Assets

Advertising	0.2%
Aeorspace/Defense	0.2
Agriculture	1.1
Apparel	0.4
Auto Manufacturers	2.1
Auto Parts and Equipment	0.8
Banks	23.5
Beverages	2.3
Building Materials	2.4
Chemicals	0.8
Commercial Services	1.0
Computers	0.1
Cosmetics/Personal Care	0.2
Distribution/Wholesale	0.2
Diversified Financial Services	2.4
Electric	2.5
Electrical Components and Equipment	0.4
Electronics	0.4
Engineering and Construction	3.3
Entertainment	0.4
Environment Control	0.1
Equity Funds	2.3
Food	3.1
Food Service	0.2
Forest Products and Paper	0.2
Gas	0.1
Hand/Machine Tools	0.1
Healthcare — Products	0.6
Healthcare — Services	0.7
Holding Companies — Diversified	2.6
Home Furnishings	0.8
Household Products/Wares	0.5
Insurance	1.0
Investment Companies	3.2
Leisure Time	0.1
Lodging	0.1
Machinery — Diversified	0.2
Media	1.9
Mining	3.8
Miscellaneous Manufacturing	0.6
Mutual Funds	0.2
Office/Business Equipment	0.6
Oil and Gas	11.5
Oil and Gas Services	0.2
Pharmaceuticals	4.3
Real Estate	1.0
Retail	2.0
Semiconductors	1.5
Sovereign	1.9
Telecommunications	6.0
Textiles	0.2
Transportation	1.2
Water	0.1
Securities Lending Collateral	8.2
Other assets and liabilities, net	(5.6)

Total net assets	100.0%

ING LEGG MASON VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30 3005 (UNAUDITED)

Shares			Value

Common Stock: 98.6%
		Advertising: 1.7%
907,400	@@	WPP Group PLC	$9,281,799

			9,281,799

		Building Materials: 0.2%
42,900		Masco Corp.	1,316,172

			1,316,172

		Commercial Services: 2.9%
325,300		McKesson Corp.	15,435,485

			15,435,485

		Computers: 2.6%
34,800		Hewlett-Packard Co.	1,016,160
86,900		International Business Machines Corp.	6,971,118
360,200	@@	Seagate Technology, Inc.	5,709,170

			13,696,448

		Diversified Financial Services: 10.1%
129,700		Capital One Financial Corp.	10,313,744
262,400		Citigroup, Inc.	11,944,448
382,200		Countrywide Financial Corp.	12,604,956
554,400		J.P. Morgan Chase & Co.	18,810,792

			53,673,940

		Electric: 4.7%
1,518,500	@	AES Corp.	24,948,955

			24,948,955

		Environmental Control: 1.8%
343,000		Waste Management, Inc.	9,813,230

			9,813,230

		Food: 1.0%
206,700		Albertson’s, Inc.	5,301,855

			5,301,855

		Healthcare - Services: 12.9%
287,100		Aetna, Inc.	24,730,794
265,700	@	Health Net, Inc.	12,572,924
556,800		UnitedHealth Group, Inc.	31,292,160

			68,595,878

ING LEGG MASON VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30 3005 (UNAUDITED)(continued)

Shares			Value

		Home Builders: 1.8%
72,800		Centex Corp.	$4,701,424
112,600		Pulte Homes, Inc.	4,832,792

			9,534,216

		Insurance: 4.3%
185,700		MGIC Investment Corp.	11,921,940
245,400		St. Paul Travelers Cos., Inc.	11,011,098

			22,933,038

		Internet: 19.7%
685,800	@	Amazon.Com, Inc.	31,066,740
448,600	@	eBay, Inc.	18,482,320
528,650	@	Expedia, Inc.	10,472,557
61,600	@	Google, Inc.	19,493,936
496,050	@	IAC/InterActiveCorp	12,574,868
31,100	@	Symantec Corp.	704,726
363,600	@	Yahoo!, Inc.	12,304,224

			105,099,371

		Media: 4.4%
850,500	@	DIRECTV Group, Inc.	12,740,490
596,500		Time Warner, Inc.	10,802,615

			23,543,105

		Miscellaneous Manufacturing: 8.0%
616,300		Eastman Kodak Co.	14,994,579
990,700	@@	Tyco Intl., Ltd.	27,590,995

			42,585,574

		Pharmaceuticals: 1.3%
275,500		Pfizer, Inc.	6,879,235

			6,879,235

		Retail: 5.1%
293,600		Home Depot, Inc.	11,197,904
128,600	@	Sears Holding Corp.	16,000,412

			27,198,316

		Savings & Loans: 1.4%
186,000		Washington Mutual, Inc.	7,294,920

			7,294,920

		Software: 4.2%
43,200		Computer Associates Intl., Inc.	1,201,392
237,600	@	Electronic Arts, Inc.	13,517,064
173,400	@	Intuit, Inc.	7,770,054

			22,488,510

ING LEGG MASON VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30 3005 (UNAUDITED)(continued)

Shares				Value

		Telecommunications: 10.5%
259,100	@	Cisco Systems, Inc.		$4,645,663
3,272,000	@	Qwest Communications Intl., Inc.		13,415,200
1,601,089		Sprint Nextel Corp.		38,073,895

				56,134,758

		Total Common Stock
		(Cost $474,092,174)		525,754,805

		Total Investments in Securities
		(Cost 482,596,812)*	98.6%	$525,754,805
		Other Net Assets and Liabilities-Net	1.4	7,506,818

		Net Assets	100.0%	$533,261,623

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $482,816,385.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$63,994,825
		Gross Unrealized Depreciation		(12,551,767)

		Net Unrealized Appreciation		$51,443,058

ING LifeStyle Aggressive Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
632,941		ING Alliance Mid Cap Growth Portfolio, Class S		$11,348,633
7,481,518		ING JPMorgan Fleming International Portfolio, Class S		96,586,400
1,571,720		ING JPMorgan Value Opportunities Portfolio, Class S		16,550,216
5,960,918		ING Julius Baer Foreign Portfolio, Class S		81,247,307
2,775,020		ING Legg Mason Value Portfolio, Class S		27,722,453
1,014,991		ING Pioneer MidCap Value Portfolio, Class S		10,992,350
1,555,257		ING Salomon Brothers Aggressive Growth Portfolio, Class S		67,187,117
1,060,713		ING Small Company Portfolio, Class S		22,444,682
550,907		ING T. Rowe Price Growth Equity Portfolio, Class S		27,633,520
3,272,239		ING Van Kampen Comstock Portfolio, Class S		38,317,914
1,694,371		ING Van Kampen Real Estate Portfolio, Class S		50,034,772
4,058,411		ING VP Index Plus LargeCap Portfolio, Class S		61,119,672
926,452		ING VP Index Plus MidCap Portfolio, Class S		16,703,928
2,050,530		ING VP Index Plus SmallCap Portfolio, Class S		33,649,193

		Total Investment Companies
		(Cost $526,186,311)		561,538,157

		Total Investments in Securities
		(Cost $526,186,311)*	100.0%	$561,538,157
		Other Assets and Liabilities-Net	0.0	(61,967)

		Net Assets	100.0%	$561,476,190

	*	Cost for federal income tax purposes is $526,797,380.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$35,320,278
		Gross Unrealized Depreciation		(579,501)

		Net Unrealized Appreciation		$34,740,777

ING LifeStyle Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
1,969,255		ING Alliance Mid Cap Growth Portfolio, Class S		$35,308,746
11,866,050		ING JPMorgan Fleming International Portfolio, Class S		153,190,706
3,259,444		ING JPMorgan Value Opportunities Portfolio, Class S		34,321,945
10,598,554		ING Julius Baer Foreign Portfolio, Class S		144,458,292
3,452,667		ING Legg Mason Value Portfolio, Class S		34,492,145
8,409,672		ING PIMCO Core Bond Portfolio, Class S		89,815,296
2,189,386		ING PIMCO High Yield Portfolio, Class S		22,441,208
2,104,725		ING Pioneer MidCap Value Portfolio, Class S		22,794,172
2,150,470		ING Salomon Brothers Aggressive Growth Portfolio, Class S		92,900,285
1,649,914		ING Small Company Portfolio, Class S		34,912,188
685,472		ING T. Rowe Price Growth Equity Portfolio, Class S		34,383,248
4,846,703		ING Van Kampen Comstock Portfolio, Class S		56,754,898
3,123,259		ING Van Kampen Real Estate Portfolio, Class S		92,229,837
7,428,822		ING VP High Yield Bond Portfolio, Class S		22,286,465
7,651,210		ING VP Index Plus LargeCap Portfolio, Class S		115,227,219
1,921,254		ING VP Index Plus MidCap Portfolio, Class S		34,640,205
4,252,770		ING VP Index Plus SmallCap Portfolio, Class S		69,787,953
5,040,465		ING VP Intermediate Bond Portfolio, Class S		67,290,211

		Total Investment Companies
		(Cost $1,095,344,437)		1,157,235,019

		Total Investments in Securities
		(Cost $1,095,344,437)*	100.0%	$1,157,235,019
		Other Assets and Liabilities-Net	0.0	305,634

		Net Assets	100.0%	$1,157,540,653

	*	Cost for federal income tax purposes is $1,096,479,898.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$64,191,673
		Gross Unrealized Depreciation		(3,436,552)

		Net Unrealized Appreciation		$60,755,121

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
9,070,308		ING JPMorgan Fleming International Portfolio, Class S		$117,097,677
2,944,730		ING JPMorgan Value Opportunities Portfolio, Class S		31,008,003
7,978,094		ING Julius Baer Foreign Portfolio, Class S		108,741,417
3,119,348		ING Legg Mason Value Portfolio, Class S		31,162,289
16,145,262		ING PIMCO Core Bond Portfolio, Class S		172,431,395
2,967,153		ING PIMCO High Yield Portfolio, Class S		30,413,317
1,901,594		ING Pioneer MidCap Value Portfolio, Class S		20,594,264
1,214,235		ING Salomon Brothers Aggressive Growth Portfolio, Class S		52,454,966
1,770,886		ING Salomon Brothers Investors Portfolio, Class S		20,790,200
619,309		ING T.Rowe Price Growth Equity Portfolio, Class S		31,064,527
3,503,177		ING Van Kampen Comstock Portfolio, Class S		41,022,202
2,469,154		ING Van Kampen Real Estate Portfolio, Class S		72,914,124
6,711,863		ING VP High Yield Bond Portfolio, Class S		20,135,590
6,912,467		ING VP Index Plus LargeCap Portfolio, Class S		104,101,756
1,157,177		ING VP Index Plus MidCap Portfolio, Class S		20,863,905
2,561,361		ING VP Index Plus SmallCap Portfolio, Class S		42,031,928
9,107,697		ING VP Intermediate Bond Portfolio, Class S		121,587,749
		Total Investment Companies

		(Cost $999,574,110)		1,038,415,309

		Total Investments in Securities
		(Cost $999,574,110)*	100.0%	$1,038,415,309
		Other Assets and Liabilities-Net	0.0	331,416

		Net Assets	100.0%	$1,038,746,725

	*	Cost for federal income tax purposes is $1,000,032,630.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$44,224,797
		Gross Unrealized Depreciation		(5,842,118)

		Net Unrealized Appreciation		$38,382,679

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of September 30, 2005(Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
3,219,614		ING JPMorgan Fleming International Portfolio, Class S		$41,565,223
1,277,622		ING JPMorgan Value Opportunities Portfolio, Class S		13,453,355
2,422,784		ING Julius Baer Foreign Portfolio, Class S		33,022,547
1,353,416		ING Legg Mason Value Portfolio, Class S		13,520,630
31,050,844		ING Liquid Assets Portfolio, Class S		31,050,844
7,829,198		ING PIMCO Core Bond Portfolio, Class S		83,615,837
1,287,493		ING PIMCO High Yield Portfolio, Class S		13,196,806
1,237,580		ING Pioneer MidCap Value Portfolio, Class S		13,402,991
210,718		ING Salomon Brothers Aggressive Growth Portfolio, Class S		9,103,014
1,536,695		ING Salomon Brothers Investors Portfolio, Class S		18,040,799
1,139,941		ING Van Kampen Comstock Portfolio, Class S		13,348,707
765,161		ING Van Kampen Real Estate Portfolio, Class S		22,595,190
2,912,252		ING VP High Yield Bond Portfolio, Class S		8,736,757
2,699,199		ING VP Index Plus LargeCap Portfolio, Class S		40,649,930
753,113		ING VP Index Plus MidCap Portfolio, Class S		13,578,626
833,481		ING VP Index Plus SmallCap Portfolio, Class S		13,677,424
4,939,579		ING VP Intermediate Bond Portfolio, Class S		65,943,379
		Total Investment Companies

		(Cost $435,964,237)		448,502,059

		Total Investments in Securities
		(Cost $435,964,237)*	100.0%	$448,502,059
		Other Assets and Liabilities-Net	0.0	223,601

		Net Assets	100.0%	$448,725,660

	*	Cost for federal income tax purposes is $436,121,472.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,126,117
		Gross Unrealized Depreciation		(2,745,530)

		Net Unrealized Appreciation		$12,380,587

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Shares			Value

Corporate Bonds/Notes: 42.9%
		Aerospace/Defense: 0.7%
2,274,000	@	Raytheon Co., 4.500%, due 11/15/07	$2,262,041

			2,262,041

		Auto Manufacturers: 0.3%
1,080,000		DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	1,074,884

			1,074,884

		Banks: 6.3%
320,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	272,374
1,103,000	@@, #	Banco Santander Chile SA, 4.148%, due 12/09/09	1,099,379
5,000,000	L	Bank of America Corp., 5.250%, due 02/01/07	5,050,204
640,000	@@, C	Bank of Ireland, 4.170%, due 12/29/49	548,981
300,000	@@, C	Bank of Nova Scotia, 4.250%, due 08/21/85	253,345
320,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	269,600
1,320,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	1,131,900
1,390,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	1,196,076
410,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	401,347
804,000		PNC Funding Corp., 4.500%, due 03/10/10	795,239
1,859,000		Popular North America, Inc., 4.250%, due 04/01/08	1,835,924
1,390,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	1,195,496
440,000	@@, C	Societe Generale, 3.625%, due 11/29/49	391,949
1,590,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	1,287,900
2,000,000		Union Planters Bank NA, 5.125%, due 06/15/07	2,013,136
2,000,000	L	Wells Fargo & Co., 5.250%, due 12/01/07	2,031,374
390,000	@@, C	Westpac Banking Corp., 4.333%, due 09/30/49	332,799

			20,107,023

		Beverages: 0.3%
886,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	874,001

			874,001

		Chemicals: 1.1%
2,000,000	C	Chevron Phillips Chemical Co. LLC, 5.375%, due 06/15/07	2,017,540
1,596,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	1,613,540

			3,631,080

		Diversified Financial Services: 10.6%
3,000,000	#	AIG SunAmerica Global Financing XII, 5.300%, due 05/30/07	3,031,506
2,506,000	C	Bear Stearns Cos, Inc., 2.875%, due 07/02/08	2,394,147
2,000,000	L, C	Boeing Capital Corp., 5.750%, due 02/15/07	2,031,460
1,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	1,227,988
750,000		CIT Group, Inc., 5.750%, due 09/25/07	765,448
1,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	1,041,691
4,000,000	L	Citigroup, Inc., 5.000%, due 03/06/07	4,029,128
749,000		Countrywide Home Loans, Inc., 2.875%, due 02/15/07	731,899
348,000	L	Ford Motor Credit Co., 4.389%, due 03/21/07	343,475
1,355,000		Ford Motor Credit Co., 6.500%, due 01/25/07	1,356,995

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Diversified Financial Services: 10.6% (continued)
3,000,000	L	General Electric Capital Corp., 3.500%, due 12/05/07	$2,937,513
348,000		General Motors Acceptance Corp., 4.670%, due 03/20/07	340,840
1,257,000	L	Goldman Sachs Group, Inc., 4.125%, due 01/15/08	1,244,979
4,000,000		JP Morgan Chase & Co., 5.250%, due 05/30/07	4,048,615
4,000,000	C	Morgan Stanley, 5.800%, due 04/01/07	4,066,851
387,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	385,211
525,000	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	523,493
2,265,000	#	Pricoa Global Funding I, 3.900%, due 12/15/08	2,211,870

			33,696,197

		Electric: 5.0%
905,000	L, C	Appalachian Power Co., 3.600%, due 05/15/08	880,685
140,000		Commonwealth Edison Co., 7.625%, due 01/15/07	144,111
2,000,000	C	Constellation Energy Group, Inc., 6.350%, due 04/01/07	2,045,752
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,107,554
1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,116,439
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	2,041,104
1,287,000		NiSource, Inc., 3.628%, due 11/01/06	1,273,153
564,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	564,000
2,000,000	C	PPL Electric Utilities Corp., 5.875%, due 08/15/07	2,044,498
2,092,000	C	Public Service Enterprise Group, Inc., 4.295%, due 09/21/08	2,092,448
2,498,000	C	Tampa Electric Co., 5.375%, due 08/15/07	2,524,896

			15,834,640

		Food: 1.9%
2,305,000	C	General Mills, Inc., 5.125%, due 02/15/07	2,317,816
850,000	C	Kellogg Co., 2.875%, due 06/01/08	811,568
3,000,000		Kraft Foods, Inc., 5.250%, due 06/01/07	3,031,746

			6,161,130

		Gas: 0.4%
1,242,000		Sempra Energy, 4.621%, due 05/17/07	1,239,884

			1,239,884

		Healthcare - Services: 0.7%
2,300,000	C	WellPoint Health Networks, 6.375%, due 06/15/06	2,329,693

			2,329,693

		Home Builders: 0.3%
920,000	C	Centex Corp., 4.750%, due 01/15/08	914,665

			914,665

		Insurance: 1.1%
2,000,000		Allstate Corp., 5.375%, due 12/01/06	2,016,948
691,000		AON Corp., 6.950%, due 01/15/07	708,225
834,000		Prudential Financial, Inc., 4.104%, due 11/15/06	828,461

			3,553,634

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Investment Companies: 1.3%
4,000,000	C	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	$4,071,616

			4,071,616

		Media: 1.3%
806,000	C	Clear Channel Communications, Inc., 6.000%, due 11/01/06	817,793
3,114,000	C	Time Warner, Inc., 6.150%, due 05/01/07	3,183,900

			4,001,693

		Oil & Gas: 0.7%
1,998,000	#	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	2,083,914

			2,083,914

		Oil & Gas Services: 0.4%
1,189,000	C	Halliburton Co., 6.000%, due 08/01/06	1,200,888

			1,200,888

		Packaging & Containers: 0.3%
1,000,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	1,005,484

			1,005,484

		Pipelines: 2.0%
876,000		Consolidated Natural Gas Co., 5.375%, due 11/01/06	882,900
1,812,000		Duke Capital LLC, 4.302%, due 05/18/06	1,811,116
1,072,000		Duke Capital LLC, 4.331%, due 11/16/06	1,066,745
1,000,000	C	Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	1,008,821
1,700,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	1,652,815

			6,422,397

		Real Estate Investment Trust: 0.6%
2,000,000	C	Simon Property Group LP, 6.375%, due 11/15/07	2,060,480

			2,060,480

		Retail: 0.4%
1,288,000	L, C	May Department Stores Co., 3.950%, due 07/15/07	1,270,450

			1,270,450

		Savings & Loans: 1.0%
3,000,000		Washington Mutual, Inc., 7.500%, due 08/15/06	3,068,184

			3,068,184

		Telecommunications: 4.7%
1,595,000		Ameritech Capital Funding, 6.150%, due 01/15/08	1,639,122
1,000,000	C	AT&T Wireless Services, Inc., 7.350%, due 03/01/06	1,011,714
1,543,000	C	AT&T Wireless Services, Inc., 7.500%, due 05/01/07	1,611,000
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,073,647

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Telecommunications: 4.7% (continued)
2,156,000	C	Sprint Capital Corp., 6.000%, due 01/15/07	$2,192,596
4,000,000	L, C	Verizon Global Funding Corp., 4.000%, due 01/15/08	3,952,344
1,435,000	C	Verizon Wireless Capital LLC, 5.375%, due 12/15/06	1,449,343

			14,911,297

		Transportation: 1.6%
780,000		Burlington Northern Santa Fe Corp., 7.875%, due 04/15/07	817,080
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,168,604

			4,985,684

		Total Corporate Bond/Note
		(Cost $136,919,041)	136,760,959

U.S. Government Agency Obligation: 22.4%
		Federal Home Loan Bank: 2.8%
4,070,000		3.250%, due 12/17/07	3,973,964
5,095,000	L	3.625%, due 06/20/07	5,038,038

			9,012,002

		Federal Home Loan Mortgage Corporation: 3.0%
22,057		3.623%, due 07/01/24	22,337
6,000,000		4.000%, due 08/17/07	5,966,400
870		4.250%, due 01/01/17	874
1,012,643	C	4.500%, due 06/15/17	1,004,072
2,483,643	C	4.500%, due 12/15/16	2,465,452
44,620		6.000%, due 04/01/13	45,872
57,533		6.000%, due 04/01/13	59,148
58,216		6.000%, due 06/01/11	59,880

			9,624,035

		Federal National Mortgage Association: 16.5%
40,000,000	C	3.000%, due 03/02/07	39,247,600
2,500,000	C	3.550%, due 01/12/07	2,474,865
3,984,000	L	4.250%, due 09/15/07	3,974,769
1,174,031		4.500%, due 09/25/16	1,165,345
29,539		4.770%, due 12/01/17	29,985
61,636		6.000%, due 02/01/13	63,433
266,876		6.000%, due 03/01/17	274,646
120,310		6.000%, due 04/01/13	123,814
148,862		6.000%, due 05/01/17	153,197
192,572		6.000%, due 07/01/16	198,182
122,452		6.000%, due 09/01/17	126,018
790,684		6.500%, due 02/01/29	824,774
1,327,645		6.500%, due 10/01/22	1,376,275
1,836,000	W	6.500%, due 10/01/31	1,889,933
244,625		6.500%, due 10/01/32	252,129
71,827		7.000%, due 10/01/32	75,208
139,888		7.000%, due 10/01/32	146,474
88,600		7.500%, due 08/01/27	93,981

			52,490,628

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Government National Mortgage Association: 0.1%
19,493		6.000%, due 01/15/09	$20,010
148,129		6.000%, due 04/15/13	153,400
18,591		6.000%, due 12/15/08	18,996
50,038		7.500%, due 01/15/24	53,393
13,499		7.500%, due 07/15/27	14,361
10,337		9.000%, due 12/15/26	11,407
2,319		9.500%, due 03/15/20	2,579
37,494		9.500%, due 07/15/21	41,771

			315,917

		Total U.S. Government Agency Obligation
		(Cost $72,274,705)	71,442,582

U.S. Treasury Obligation: 22.9%
		U.S. Treasury Bond: 6.9%
21,900,000	L	3.000%, due 11/15/07	21,393,584
546,000	L	4.125%, due 08/15/08	545,361

			21,938,945

		U.S. Treasury Note: 16.0%
51,215,000	L	4.000%, due 08/31/07	51,057,002

			51,057,002

		Total U.S. Treasury Obligation
		(Cost $73,688,351)	72,995,947

Asset-Backed Security: 9.2%
		Automobile Asset Backed Securities: 3.4%
9,000,000	C	Honda Auto Receivables Owner Trust, 3.870%, due 04/20/09	8,903,253
2,000,000	C	USAA Auto Owner Trust, 4.000%, due 12/15/09	1,983,974

			10,887,227

		Credit Card Asset Backed Securities: 3.1%
3,000,000	C	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	2,926,924
4,500,000	C	Citibank Credit Card Issuance Trust, 2.550%, due 01/20/09	4,391,951
1,000,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,040,821
1,430,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	1,441,116

			9,800,812

		Other Asset Backed Securities: 2.7%
4,375,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.983%, due 04/25/26	4,325,222
1,018,821	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	1,012,189
3,000,000	C	Popular ABS Mortgage Pass-Through Trust, 4.332%, due 07/25/35	2,974,591
198,142	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	197,637

			8,509,639

		Total Asset-Backed Security
		(Cost $29,568,266)	29,197,678

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

Collateralized Mortgage Obligation: 1.0%
		Commercial Mortgage Backed Securities: 0.4%
1,355,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$1,330,863

			1,330,863

		Whole Loan Collateral CMO: 0.6%
1,687,524	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	1,671,684

			1,671,684

		Total Collateralized Mortgage Obligation
		(Cost $3,037,980)	3,002,547

Other Bond: 0.3%
		Multi-National: 0.3%
1,038,000	@@, L	Corp. Andina de Fomento CAF, 7.250%, due 03/01/07	1,071,889

			1,071,889

		Total Other Bond
		(Cost $1,093,519)	1,071,889

Preferred Stock: 0.8%
		Banks: 0.8%
246	#, C	DG Funding Trust	2,633,738

			2,633,738

		Total Preferred Stock
		(Cost $2,676,091)	2,633,738

		Total Long-Term Investments
		(Cost $319,257,954)	317,105,340

ING LIMITED MATURITY BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Principal
Amount				Value

Short-Term Investment: 27.6%
		Repurchase Agreement: 0.3%
$996,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $996,311 to be received upon repurchase (Collateralized by $955,000 Federal Home Loan Bank, 6.500%, Market Value plus accrued interest $1,029,609, due 08/14/09)		$996,000

		Total Repurchase Agreement
		(Cost $996,000)		996,000

		Securities Lending CollateralCC: 27.3% The Bank of New York Institutional Cash Reserves Fund		87,080,137

		Total Securities Lending Collateral
		(Cost $87,080,137)		87,080,137

		Total Short-Term Investments
		(Cost $88,076,137)		88,076,137

		Total Investments in Securities
		(Cost $407,334,091)	127.1%	$405,181,477
		Other Assets and Liabilities-Net	(27.1)	(86,443,281)

		Net Assets	100.0%	$318,738,196

	@@	Foreign Issuer
	#
Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	W	When issued or delayed delivery securities.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $407,366,700.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$716,833
		Gross Unrealized Depreciation		(2,901,057)

		Net Unrealized Depreciation		$(2,184,224)

ING LIQUID ASSETS PORTFOLIO (1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Principal
Amount			Value

Collateralized Mortgage Obligations: 4.9%
$10,200,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 3.780%, due 11/10/05	$10,200,000
9,500,000	@@, #, C, I	Newcastle CDO I Ltd., 3.860%, due 10/24/05	9,500,000
10,250,000	#, C, I	Newcastle CDO III Ltd., 3.860%, due 09/25/05	10,250,000
9,500,000	@@, #, C	Putnam Structured Product CDO, 3.788%, due 11/15/05	9,500,000
8,200,000	@@, #, C	Whitehawk CDO Funding Ltd., 3.890%, due 09/15/06	8,200,000

		Total Collateralized Mortgage Obligations
		(Cost $47,650,000)	47,650,000

Commercial Paper: 55.0%
6,200,000	@@	Alliance & Leicester Group, 3.740%, 12/07/05	6,156,498
1,900,000	@@	Alliance & Leicester Group, 3.960%, 01/26/06	1,875,979
21,200,000		American Express Bank FSB, 3.930%, due 03/16/06	21,200,000
7,000,000		American Express Credit Corp., 3.820%, due 10/14/05	7,000,254
21,500,000	@@, #	ASB Band Ltd., 3.620%, 11/01/05	21,431,499
2,200,000	@@	ASB Bank Ltd., 3.650%, 10/07/05	2,197,766
9,900,000	@@, #	ASB Bank Ltd., 3.650%, 11/17/05	9,851,467
3,800,000		Barclay Bank PLC, 2.400%, 10/03/05	3,799,240
5,000,000		Barton Cap Corp., 3.820%, 11/01/05	4,983,596
4,539,000		Barton Cap Corp., 0.000%, due 10/04/05	4,537,532
23,400,000		Bear Stearns Cos., Inc., 3.910%, 10/03/05	23,394,917
6,000,000	#	Concord Minutemen Cap, 3.840%, 10/25/05	5,984,680
20,613,000		Concord Minutemen Cap, 3.030%, 10/05/05	20,604,320
6,000,000	#	Crown Point Capital Co. LLC, 3.660%, 11/07/05	5,977,122
9,000,000		Crown Point Capital Co. LLC, 3.790%, 10/04/05	8,997,158
1,106,000		Crown Point Capital Co. LLC, 0.000%, 10/18/05	1,104,052
2,800,000		Dexia Del LLC, 3.620%, 11/01/05	2,791,031
17,200,000	I	Goldan Sachs Group LP, 2.503%, due 02/13/06	17,200,000
1,400,000	@@	HBOS Treasury Services PLC, 3.750%, due 12/01/05	1,390,701
14,000,000	@@, #	HBOS Treasury Services PLC, 4.011%, due 10/24/06	14,000,000
42,000,000		Lehman Brothers Holdings, 3.880%, due 10/03/05	41,990,946
14,000,000	#	Master Funding LLC, 3.820%, due 10/31/05	13,955,550
12,500,000		Master Funding LLC, 3.340%, due 10/12/05	12,486,078
19,000,000		Master Funding LLC, 3.790%, due 10/05/05	18,991,999
16,000,000		Monument Gardens Funding LLC, 3.570%, due 10/11/05	15,984,222
5,800,000		Monument Gardens Funding LLC, 3.770%, due 11/18/05	5,770,923
13,200,000		Monument Gardens Funding LLC, 3.770%, due 11/18/05	13,133,824
8,500,000		Monument Gardens Funding LLC, 3.820%, due 10/21/05	8,482,008
11,300,000		Morgan Stanley, 3.900%, due 10/03/05	11,297,552
17,000,000		Morgan Stanley, 3.830%, due 11/01/05	16,944,079
40,000,000		Rabobank, 3.880%, due 10/03/05	39,991,377
19,800,000	#	St. Germain Holdings Ltd., 3.750%, due 10/26/05	19,747,518
16,900,000		St. Germain Holdings Ltd., 3.810%, due 10/12/05	16,880,326
5,700,000		St. Germain Holdings Ltd., 3.820%, due 10/27/05	5,684,316
2,018,000		St. Germain Holdings Ltd., 3.900%, due 10/03/05	2,017,563
6,038,000		Three Pillars Funding, 3.060%, 10/14/05	6,029,693
38,000,000		Three Pillars Funding, 3.890%, 10/03/05	37,991,787
5,300,000		Thunderbay Funding, 3.850%, due 10/07/05	5,296,599
3,000,000		Tulip Funding Corp., 3.830%, due 10/28/05	2,991,630
35,100,000		Tulip Funding Corp., 3.830%, due 10/28/05	34,999,439
18,800,000	#	Verizon Global Funding Corp., 3.980%, due 10/13/06	18,800,000

ING LIQUID ASSETS PORTFOLIO (1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Principal
Amount			Value

Commercial Paper: 55.0% (continued)
		Total Commercial Paper
		(Cost $533,945,241)	$533,945,241

Corporate Bonds: 29.9%
$4,050,000	@@	Alliance & Leicester Group Treasury PLC, 3.813%, due 10/27/05	4,050,463
1,500,000		American Express Bank FSB, 3.941%, due 06/13/06	1,500,204
3,311,000		American Express Co., 6.875%, due 11/01/05	3,319,067
6,950,000	#, C	American General Finance Corp., 3.970%, due 10/13/06	6,950,000
7,195,000		American General Finance Corp., 5.875%, due 07/14/06	7,294,774
14,300,000	#	American Honda Finance Corp., 3.698%, due 09/18/06	14,300,000
4,250,000	#	American Honda Finance Corp., 4.370%, due 10/03/05	4,250,034
21,000,000		Banque Nationale de Paris, 3.742%, due 06/21/06	20,994,918
11,500,000		Barclays Bank PLC, 3.754%, due 06/21/06	11,498,265
10,900,000		Bear Stearns Cos., Inc., 3.930%, due 10/05/06	10,900,000
11,750,000		Bear Stearns Cos., Inc., 3.848%, due 10/30/06	11,750,000
7,200,000		Citigroup, Inc., 6.750%, due 12/01/05	7,243,192
4,900,000		Fannie Mae, 3.749%, due 10/07/05	4,900,087
13,000,000		General Electric Capital Corp., 3.804%, due 10/06/06	13,000,000
12,000,000	#	Goldman Sachs Group LP, 3.990%, due 10/13/06	12,000,000
3,700,000	@@, #	HBOS Treasury Services PLC, 3.713%, due 11/01/06	3,700,000
1,500,000	@@, #	HBOS Treasury Services PLC, 3.780%, due 01/27/06	1,499,827
7,100,000		HSBC Finance Corp., 6.500%, due 01/24/06	7,154,656
4,000,000		Merrill Lynch & Co., Inc., 3.778%, 07/25/06	4,003,529
23,000,000	#, I	Money Market Trust Series A, 3.843%, 10/10/06	23,000,000
15,650,000		Morgan Stanley Group, Inc., 4.250%, due 03/27/06	15,670,730
10,200,000		Societe Generale, 3.771%, due 03/30/06	10,198,414
6,250,000	#	The Bank of New York, 3.870%, due 10/27/06	6,250,000
3,283,000	C	UnitedHealth Group, Inc., 7.500%, due 11/15/05	3,297,562
20,960,000	C	Verizon Global Funding Corp., 6.750%, due 12/01/05	21,090,105
5,000,000		Wachovia Bank NA, 4.138%, due 03/15/06	5,009,210
42,500,000		Washington Mutual Bank, 3.854%, due 05/31/06	42,500,612
7,650,000		Wells Fargo & Co., 3.910%, due 11/02/06	7,650,000
5,200,000		Westpac Banking Corp., 3.844%, due 10/11/06	5,200,000

		Total Corporate Bonds
		(Cost $290,175,649)	290,175,649

U.S. Government Agency Obligations: 6.5%
		Federal Home Loan Bank: 5.9%
16,520,000	L	2.500%, due 12/15/05	16,501,298
23,600,000		3.764%, due 06/14/06	23,597,477
17,300,000		3.814%, due 07/21/06	17,300,000

			57,398,775
		Federal National Mortgage Association: 0.6%
5,600,000		6.000%, due 12/15/05	5,633,221

			5,633,221
		Total U.S. Government Agency Obligations
		(Cost $63,031,996)	63,031,996

ING LIQUID ASSETS PORTFOLIO (1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Principal
Amount				Value

Repurchase Agreement: 3.7%
$36,097,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $36,108,401 to be received upon repurchase (Collateralized by $37,022,000 various U.S. Government Agency Obligations, 2.850%-5.650%, Market Value plus accrued interest $36,819,197, due 12/23/07-09/21/20)		$36,097,000

		Total Repurchase Agreement
		(Cost $36,097,000)		36,097,000

Securities Lending CollateralCC: 1.8%
16,915,523		The Bank of New York Institutional Cash Reserves Fund		16,915,523

		Total Securities Lending Collateral
		(Cost $16,915,523)		16,915,523

		Total Investments in Securities
		(Cost $970,316,948)*	101.2%	$987,815,409
		Other Assets and Liabilities-Net	(1.2)	(17,498,461)

		Net Assets	100.0%	$970,316,948

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	@@	Foreign Issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	C	Bond may be called prior to maturity date.
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is the same for financial reporting purposes.

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Liquid Assets Portfolio currently limits investment in illiquid securities to 10% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets

Goldman Sachs Group LP	17,200,000	01/13/05	$17,200,000	$17,200,000	1.8%
Newcastle CDO I Ltd.	9,500,000	10/23/03	9,500,000	9,500,000	1.0%
Newcastle CDO III Ltd.	10,250,000	09/22/05	10,250,000	10,250,000	1.1%
Money Market Trust Series A	23,000,000	04/15/03	23,000,000	23,000,000	2.3%

			$59,950,000	$59,950,000	6.2%

ING MarketPro Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
1,571		ING FMR Diversified MidCap Portfolio, Class I		$20,130
1,717		ING JPMorgan Fleming International Portfolio, Class I		22,303
1,996		ING Legg Mason Value Portfolio, Class I		19,981
1,310		ING Marisco Growth Portfolio, Class I		19,979
1,637		ING Mercury Large Cap Value Portfolio, Class I		20,006
457		ING Salomon Brothers Aggressive Growth Portfolio, Class I		19,937
895		ING T. Rowe Price Capital Appreciation Portfolio, Class I		22,078
621		ING Van Kampen Equity and Income Portfolio, Class I		22,162
4,080		ING VP Intermediate Bond Portfolio, Class I		54,760

		Total Investment Companies
		(Cost $220,058)		221,336

		Total Investments In Securities
		(Cost $220,058)*	100.0%	$221,336
		Other Assets and Liabilities-Net	0.0	(4)

		Net Assets	100.0%	$221,332

	*	Cost for federal income tax purposes is $220,058.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,532
		Gross Unrealized Depreciation		(254)

		Net Unrealized Appreciation		$1,278

ING MarketStyle Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
4,563		ING Intermediate Bond Portfolio, Class I		$61,234
5,861		ING VP Index Plus International Equity, Class I		62,538
7,159		ING VP Index Plus LargeCap Portfolio, Class I		108,605
2,573		ING VP Index Plus MidCap Portfolio, Class I		46,770
1,885		ING VP Index Plus SmallCap Portfolio, Class I		31,201

		Total Investment Companies
		(Cost $307,230)		310,348

		Total Investments In Securities
		(Cost $307,230)*	100.0%	$310,348
		Other Assets and Liabilities-Net	0.0	(45)

		Net Assets	100.0%	$310,303

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,331
		Gross Unrealized Depreciation		(213)

		Net Unrealized Appreciation		$3,118

ING MarketStyle Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
1,855		ING Limited Maturity Bond Portfolio, Class I		$19,714
6,588		ING Liquid Assets Portfolio, Class I		6,588
1,248		ING VP Index Plus International Equity Portfolio, Class I		13,312
1,733		ING VP Index Plus LargeCap Portfolio, Class I		26,291
725		ING VP Index Plus MidCap Portfolio, Class I		13,174
795		ING VP Index Plus SmallCap Portfolio, Class I		13,155
2,928		ING VP Intermediate Bond Portfolio, Class I		39,293

		Total Investment Companies
		(Cost $131,762)		131,527

		Total Investments In Securities
		(Cost $131,762)*	100.0%	$131,527
		Other Assets and Liabilities-Net	0.0	(12)

		Net Assets	100.0%	$131,515

	*	Cost for federal income tax purposes is $131,762.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$136
		Gross Unrealized Depreciation		(371)

		Net Unrealized Depreciation		$(235)

ING MarketStyle Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
5,238		ING Limited Bond Portfolio, Class I		$55,681
27,878		ING Liquid Assets Portfolio, Class I		27,878
8,031		ING VP Index Plus International Equity, Class I		85,691
11,127		ING VP Index Plus LargeCap Portfolio, Class I		168,794
3,108		ING VP Index Plus MidCap Portfolio, Class I		56,498
3,423		ING VP Index Plus SmallCap Portfolio, Class I		56,651
8,281		ING VP Intermediate Bond Portfolio, Class I		111,131

		Total Investment Companies
		(Cost $557,393)		562,324

		Total Investments In Securities
		(Cost $557,393)*	100.0%	$562,324
		Other Assets and Liabilities-Net	0.0	(85)

		Net Assets	100.0%	$562,239

	*	Cost for federal income tax purposes is $557,393.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,335
		Gross Unrealized Depreciation		(404)

		Net Unrealized Appreciation		$4,931

ING Marsico Growth Portfolio

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.6%
		Aerospace/Defense: 3.1%
163,969		General Dynamics Corp.	$19,602,494
139,438	L	Lockheed Martin Corp.	8,511,296

			28,113,790

		Banks: 2.9%
266,901	@@, L	UBS AG	22,820,036
192,281		UCBH Holdings, Inc.	3,522,588

			26,342,624

		Beverages: 0.8%
122,803		PepsiCo, Inc.	6,964,158

			6,964,158

		Biotechnology: 11.3%
325,167	@	Amgen, Inc.	25,906,055
801,190	@, L	Genentech, Inc.	67,468,210
120,691	@	Genzyme Corp.	8,646,303

			102,020,568

		Coal: 0.4%
46,364	L	Peabody Energy Corp.	3,910,803

			3,910,803

		Computers: 1.0%
174,037	@	Apple Computer, Inc.	9,330,124

			9,330,124

		Cosmetics/Personal Care: 4.0%
608,451	L	Procter & Gamble Co.	36,178,496

			36,178,496

		Diversified Financial Services: 9.5%
60,240	L	Chicago Mercantile Exchange Holdings, Inc.	20,318,952
761,821		Countrywide Financial Corp.	25,124,857
35,849		Goldman Sachs Group, Inc.	4,358,521
64,863	L	Lehman Brothers Holdings, Inc.	7,555,242
525,478	L	SLM Corp.	28,186,640

			85,544,212

		Electric: 1.8%
142,572	L	TXU Corp.	16,093,527

			16,093,527

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare - Products: 6.4%
270,522		Johnson & Johnson	$17,118,632
322,371		Medtronic, Inc.	17,285,533
333,608	@, L	Zimmer Holdings, Inc.	22,982,255

			57,386,420

		Healthcare - Services: 9.8%
304,152		Quest Diagnostics	15,371,842
1,300,652	L	UnitedHealth Group, Inc.	73,096,642

			88,468,484

		Home Builders: 4.5%
120,589	L	KB Home	8,827,115
259,128	L	Lennar Corp.	15,485,489
127,158	L	MDC Holdings, Inc.	10,031,495
128,544	@, L	Toll Brothers, Inc.	5,742,060

			40,086,159

		Home Furnishings: 0.7%
62,908	L	Harman Intl. Industries, Inc.	6,433,601

			6,433,601

		Insurance: 1.0%
83,850		Progressive Corp.	8,784,965

			8,784,965

		Internet: 2.7%
75,226	@	Google, Inc.	23,806,020

			23,806,020

		Lodging: 2.7%
434,847	@, L	MGM Mirage	19,033,253
114,045	@, L	Wynn Resorts Ltd.	5,149,132

			24,182,385

		Machinery - Construction & Mining: 3.7%
571,167	L	Caterpillar, Inc.	33,556,061

			33,556,061

		Miscellaneous Manufacturing: 3.0%
794,276		General Electric Co.	26,743,273

			26,743,273

		Oil & Gas: 4.1%
205,574	@@	Canadian Natural Resources Ltd.	9,289,889
438,975		Exxon Mobil Corp.	27,892,472

			37,182,361

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas Services: 1.2%
156,810		Halliburton Co.	$10,744,621

			10,744,621

		Real Estate: 0.8%
112,825		St. Joe Co.	7,045,921

			7,045,921

		Retail: 11.7%
393,561		CVS Corp.	11,417,205
560,698		Lowe’s Cos., Inc.	36,108,951
208,931	@, L	Starbucks Corp.	10,467,443
369,968	L	Target Corp.	19,212,438
190,807	L	Walgreen Co.	8,290,564
399,978		Yum! Brands, Inc.	19,362,935

			104,859,536

		Telecommunications: 5.6%
1,077,402		Motorola, Inc.	23,799,810
587,794		Qualcomm, Inc.	26,303,782

			50,103,592

		Transportation: 5.9%
217,049		Burlington Northern Santa Fe Corp.	12,979,530
378,193		FedEx Corp.	32,951,957
104,569	L	Union Pacific Corp.	7,497,597

			53,429,084

		Total Common Stock
		(Cost $660,129,132)	887,310,785

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 25.1%
		U.S. Government Agency Obligations: 3.1%
$27,700,000		Federal Home Loan Bank, 3.000%, due 10/03/05		$27,693,075

		Total U.S. Government Agency Obligations
		(Cost $27,695,383)		27,693,075

198,568,358		Securities Lending CollateralCC: 22.0%
		The Bank of New York Institutional Cash Reserves Fund		198,568,358

		Total Securities Lending Collateral
		(Cost $198,568,358)		198,568,358

		Total Short-Term Investments
		(Cost $226,263,741)		226,261,433

		Total Investments in Securities
		(Cost $886,392,873)*	123.7%	$1,113,572,218
		Other Assets and Liabilities-Net	(23.7)	(213,710,883)

		Net Assets	100.0%	$899,861,335

	@	Non-income producing security
	@@	Foreign Issuer
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $887,433,297.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$231,145,757
		Gross Unrealized Depreciation		(5,006,837)

		Net Unrealized Appreciation		$226,138,920

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 92.2%
		Australia: 0.1%
8,401		CSL Ltd.	$246,487

			246,487

		Austria: 1.6%
56,306		Erste Bank der Oesterreichischen Sparkassen AG	3,023,780

			3,023,780

		Bahamas: 0.1%
5,000	@	Kerzner Intl. Ltd.	277,750

			277,750

		Brazil: 1.8%
3,200		Natura Cosmeticos SA	128,193
43,449		Petroleo Brasileiro SA ADR	3,106,169

			3,234,362

		Canada: 8.4%
80,434		Canadian National Railway Co.	5,710,010
56,196	@	Precision Drilling Corp.	2,770,096
104,869		Shoppers Drug Mart Corp.	3,713,696
66,746		Talisman Energy, Inc.	3,271,164

			15,464,966

		France: 10.0%
118,878	@	JC Decaux SA	2,630,648
56,222		Sanofi-Aventis SA	4,670,836
84,833		Thomson	1,773,534
54,572		Veolia Environnement	2,314,468
79,968		Vinci SA	6,911,184

			18,300,670

		Germany: 4.5%
68,069		Continental AG	5,620,634
52,042		Hypo Real Estate Holding	2,649,767

			8,270,401

		Hong Kong: 3.6%
25,903		CNOOC Ltd. ADR	1,869,938
1,059,000		Hang Lung Properties Ltd.	1,690,732
1,860,000		Shangri-La Asia Ltd.	3,008,991

			6,569,661

		India: 2.6%
69,280		ICICI Bank Ltd. ADR	1,957,160
80,119	#	Reliance Industries Ltd. GDR	2,883,483

			4,840,643

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Ireland: 1.4%
194,889		Anglo Irish Bank Corp. PLC	$2,661,506

			2,661,506

		Japan: 19.7%
185,700		Chugai Pharmaceutical Co., Ltd.	3,558,969
69,100		Credit Saison Co., Ltd.	3,055,135
24,700		Fanuc Ltd.	2,012,097
7,300		Keyence Corp.	1,846,916
129,588		Leopalace21 Corp.	3,150,319
262		Mitsubishi Tokyo Financial Group, Inc.	3,435,788
51,200		Murata Manufacturing Co. Ltd	2,879,083
211,000		Nippon Electric Glass Co. Ltd	3,835,222
331		Sumitomo Mitsui Financial Group, Inc.	3,138,675
257,000		Sumitomo Realty & Development Co., Ltd.	3,830,388
45,900		Toyota Motor Corp.	2,121,320
42,100		Yamada Denki Co., Ltd.	3,210,860

			36,074,772

		Mexico: 6.6%
157,331		America Movil SA de CV ADR	4,140,952
76,573		Cemex SA de CV ADR	4,004,768
56,256		Grupo Televisa SA ADR	4,034,118

			12,179,838

		Singapore: 2.0%
1,931,000		CapitaLand Ltd.	3,594,289

			3,594,289

		South Korea: 2.9%
12,132	#	Hyundai Motor Co. GDR	474,680
10,772	#	Samsung Electronics Co., Ltd. GDR	3,040,776
79,927		SK Telecom Co., Ltd. ADR	1,745,606

			5,261,062

		Sweden: 2.6%
127,803		Telefonaktiebolaget LM Ericsson ADR	4,708,263

			4,708,263

		Switzerland: 10.0%
77,985		Lonza Group AG	4,626,858
58,570		Roche Holding AG	8,170,612
64,863		UBS AG	5,551,367

			18,348,837

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		United Kingdom: 14.3%
1,325,865		ARM Holdings PLC		$2,756,803
213,433	@	British Energy Group PLC		1,809,847
593,509		Carphone Warehouse Group PLC		2,088,519
187,151		Diageo PLC		2,701,219
375,749		EMI Group PLC		1,610,235
370,229		Enterprise Inns Plc		5,524,932
326,536		Intercontinental Hotels Group PLC		4,157,859
126,471		Reckitt Benckiser PLC		3,869,079
142,250	@	Stolt Offshore SA		1,660,954

				26,179,447

		Total Common Stock
		(Cost $164,547,566)		169,236,734

Preferred Stock: 1.0%
		Germany: 1.0%
13,723		Fresenius AG		1,906,827

		Total Preferred Stock
		(Cost $1,838,171)		1,906,827

		Total Long-Term Investments
		(Cost $166,385,737)*	93.3%	$171,143,561
		Other Assets and Liabilities-Net	6.7	12,342,451

		Net Assets	100.0%	$183,486,012

		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $166,503,498.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,253,033
		Gross Unrealized Depreciation		(612,971)

		Net Unrealized Appreciation		$4,640,062

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Advertising	1.4%
Auto Manufacturers	1.4
Auto Parts and Equipment	3.1
Banks	12.2
Beverages	1.5
Building Materials	2.2
Chemicals	4.1
Cosmetics/Personal Care	0.1
Diversified Financial Services	1.7
Electric	1.0
Electronics	5.8
Engineering and Construction	3.8
Entertainment	0.9
Healthcare — Services	1.0
Home Furnishings	1.0
Household Products/Wares	2.1
Lodging	4.0
Media	2.2
Oil and Gas	6.0
Oil and Gas Services	0.9
Pharmaceuticals	9.1
Real Estate	6.7
Retail	7.9
Semiconductors	3.1
Telecommunications	5.8
Transportation	3.1
Water	1.2
Other assets and liabilities, net	6.7

Total net assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 100.6%
		Aerospace/Defense: 3.7%
40,780		Boeing Co.	$2,771,001
28,000		Lockheed Martin Corp.	1,709,120
36,000		Raytheon Co.	1,368,720

			5,848,841

		Apparel: 2.0%
31,165		Polo Ralph Lauren Corp.	1,567,599
47,160	@	Timberland Co.	1,593,065

			3,160,664

		Auto Parts & Equipment: 1.0%
103,295	@	Goodyear Tire & Rubber Co.	1,610,369

			1,610,369

		Beverages: 0.5%
30,265		Pepsi Bottling Group, Inc.	864,066

			864,066

		Biotechnology: 3.5%
49,880	@	Amgen, Inc.	3,973,939
20,890	@	Invitrogen Corp.	1,571,555

			5,545,494

		Commercial Services: 6.0%
21,015		Corporate Executive Board Co.	1,638,750
60,000		H&R Block, Inc.	1,438,800
37,520		McKesson Corp.	1,780,324
45,000		Paychex, Inc.	1,668,600
39,000		Robert Half Intl., Inc.	1,388,010
28,460	@	Weight Watchers Intl., Inc.	1,467,967

			9,382,451

		Computers: 7.4%
50,200	@	Apple Computer, Inc.	2,691,222
101,270	@	Cadence Design Systems, Inc.	1,636,523
79,575	@	Ceridian Corp.	1,651,181
108,230	@	Dell, Inc.	3,701,466
8,925	@	NCR Corp.	284,797
128,990	@	Western Digital Corp.	1,667,841

			11,633,030

		Cosmetics/Personal Care: 0.3%
7,405		Procter & Gamble Co.	440,301

			440,301

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components & Equipment: 1.0%
28,415	@	Energizer Holdings, Inc.	$1,611,131

			1,611,131

		Electronics: 3.7%
46,575	@	Agilent Technologies, Inc.	1,525,331
52,000	@	Avnet, Inc.	1,271,400
55,580	@	Jabil Circuit, Inc.	1,718,534
351,000	@	Solectron Corp.	1,372,410

			5,887,675

		Food: 1.2%
13,550		Whole Foods Market, Inc.	1,821,798

			1,821,798

		Healthcare - Products: 2.9%
6,245		Becton Dickinson & Co.	327,425
40,870		Johnson & Johnson	2,586,253
28,420	@	Techne Corp.	1,619,372

			4,533,050

		Healthcare - Services: 5.5%
25,165		Aetna, Inc.	2,167,713
8,095	@	Community Health Systems, Inc.	314,167
43,540		HCA, Inc.	2,086,437
29,000	@	Health Net, Inc.	1,372,280
35,205	@	Humana, Inc.	1,685,615
6,245		Quest Diagnostics	315,622
12,050		UnitedHealth Group, Inc.	677,210

			8,619,044

		Home Builders: 1.8%
1,380	@	NVR, Inc.	1,221,231
23,525		Ryland Group, Inc.	1,609,580

			2,830,811

		Insurance: 3.1%
39,650	@	Allmerica Financial Corp.	1,631,201
24,525		Prudential Financial, Inc.	1,656,909
40,735		WR Berkley Corp.	1,608,218

			4,896,328

		Internet: 2.1%
41,970	@	Checkfree Corp.	1,587,305
54,900	@	McAfee, Inc.	1,724,958

			3,312,263

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 0.2%
5,225		Nucor Corp.	$308,223

			308,223

		Machinery - Construction & Mining: 0.9%
28,000		Joy Global, Inc.	1,412,880

			1,412,880

		Machinery - Diversified: 0.2%
6,565		Rockwell Automation, Inc.	347,288

			347,288

		Media: 1.7%
30,000		John Wiley & Sons, Inc.	1,252,200
43,000		Viacom, Inc.	1,419,430

			2,671,630

		Metal Fabricate/Hardware: 1.1%
32,375		Precision Castparts Corp.	1,719,113

			1,719,113

		Mining: 1.0%
31,000		Freeport-McMoRan Copper & Gold, Inc.	1,506,290

			1,506,290

		Miscellaneous Manufacturing: 2.4%
110,915		General Electric Co.	3,734,508

			3,734,508

		Office Furnishings: 0.8%
22,000		HNI Corp.	1,324,840

			1,324,840

		Oil & Gas: 3.4%
2,995		Anadarko Petroleum Corp.	286,771
3,950		Burlington Resources, Inc.	321,214
31,165		Murphy Oil Corp.	1,554,199
28,000	@	Newfield Exploration Co.	1,374,800
22,725		Sunoco, Inc.	1,777,095

			5,314,079

		Oil & Gas Services: 0.8%
18,000	@	Cooper Cameron Corp.	1,330,740

			1,330,740

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Packaging & Containers: 1.1%
104,890	@	Crown Holdings, Inc.	$1,671,947

			1,671,947

		Pharmaceuticals: 6.5%
20,015		Allergan, Inc.	1,833,774
4,080		AmerisourceBergen Corp.	315,384
6,310	@	Barr Pharmaceuticals, Inc.	346,545
26,000		Cardinal Health, Inc.	1,649,440
42,605	@	Caremark Rx, Inc.	2,127,268
28,675	@	Express Scripts, Inc.	1,783,585
8,925	@	Gilead Sciences, Inc.	435,183
56,000		Merck & Co., Inc.	1,523,760
9,945		Pfizer, Inc.	248,327

			10,263,266

		Retail: 12.2%
5,610		Abercrombie & Fitch Co.	279,658
40,553	@	Advance Auto Parts	1,568,571
70,625		American Eagle Outfitters	1,661,806
18,440	@	Autozone, Inc.	1,535,130
9,037		Best Buy Co., Inc.	393,381
49,605	@	Chico’s FAS, Inc.	1,825,464
95,830		Circuit City Stores, Inc.	1,644,443
56,150		Darden Restaurants, Inc.	1,705,275
34,885		JC Penney Co., Inc.	1,654,247
8,605	@	Men’s Wearhouse, Inc.	229,753
50,370		Michaels Stores, Inc.	1,665,232
50,955		Nordstrom, Inc.	1,748,776
92,085		Staples, Inc.	1,963,252
34,000		Tiffany & Co.	1,352,180

			19,227,168

		Semiconductors: 10.4%
223,475		Intel Corp.	5,508,659
55,390	@	Lam Research Corp.	1,687,733
173,415	@	LSI Logic Corp.	1,708,138
56,000		National Semiconductor Corp.	1,472,800
52,390	@	Nvidia Corp.	1,795,929
38,225	@	QLogic Corp.	1,307,295
87,850		Texas Instruments, Inc.	2,978,115

			16,458,669

PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Software: 10.5%
8,225		Autodesk, Inc.		$381,969
185,250	@	BEA Systems, Inc.		1,663,545
79,810	@	BMC Software, Inc.		1,683,991
13,130	@	Citrix Systems, Inc.		330,088
171,915	@	Compuware Corp.		1,633,193
38,650		Fair Isaac Corp.		1,731,520
39,905	@	Fiserv, Inc.		1,830,442
7,460	@	Intuit, Inc.		334,283
44,925	@	Mercury Interactive Corp.		1,779,030
114,265		Microsoft Corp.		2,940,038
37,995	@	Oracle Corp.		470,758
83,740	@	Red Hat, Inc.		1,774,451

				16,553,308

		Telecommunications: 1.7%
5,610	@	Cisco Systems, Inc.		100,587
117,075		Motorola, Inc.		2,586,187
1,465		Scientific-Atlanta, Inc.		54,952

				2,741,726

		Total Investments in Securities
		(Cost $154,507,856)*	100.6%	$158,582,991
		Other Net Assets and Liabilities-Net	(0.6)	(927,922)

		Net Assets	100.0%	$157,655,069

	@	Non-income producing security
	*	Cost for federal income tax purposes is $154,672,122.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,824,486
		Gross Unrealized Depreciation		(913,616)

		Net Unrealized Appreciation		$3,910,870

ING Mercury Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.8%
		Aerospace/Defense: 3.3%
16,200		Goodrich Corp.	$718,308
22,000		Northrop Grumman Corp.	1,195,700
29,000		Raytheon Co.	1,102,580

			3,016,588

		Banks: 1.9%
17,000		Bank of America Corp.	715,700
33,000		Mellon Financial Corp.	1,055,010

			1,770,710

		Beverages: 1.3%
44,000		Coca-Cola Enterprises, Inc.	858,000
13,000		Pepsi Bottling Group, Inc.	371,150

			1,229,150

		Biotechnology: 1.0%
12,000	@	Invitrogen Corp.	902,760

			902,760

		Chemicals: 0.0%
1,000		UAP Holding Corp.	18,100

			18,100

		Computers: 3.1%
74,000		Hewlett-Packard Co.	2,160,800
43,700	@, @@	Seagate Technology, Inc.	692,645

			2,853,445

		Diversified Financial Services: 9.0%
36,000		Citigroup, Inc.	1,638,720
8,000		Goldman Sachs Group, Inc.	972,640
75,000		J.P. Morgan Chase & Co.	2,544,750
12,000		Lehman Brothers Holding, Inc.	1,397,760
31,000		Morgan Stanley	1,672,140

			8,226,010

		Electronics: 2.0%
27,000	@	Agilent Technologies, Inc.	884,250
238,000	@	Solectron Corp.	930,580
29		Symbol Technologies, Inc.	281

			1,815,111

		Food: 2.0%
27,000		Pilgrim’s Pride Corp.	982,800
12,000	@@	Unilever NV	857,400

			1,840,200

ING Mercury Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 1.2%
35,000		International Paper Co.	$1,043,000

			1,043,000

		Gas: 6.7%
21,000		UGI Corp.	591,150

			591,150

		Healthcare-Services: 1.1%
12,000		Aetna, Inc.	1,033,680

			1,033,680

		Insurance: 14.7%
26,000		Allstate Corp.	1,437,540
10,000		Cigna Corp.	1,178,600
20,000		Lincoln National Corp.	1,040,400
24,000		Metlife, Inc.	1,195,920
16,000		MGIC Investment Corp.	1,027,200
25,000		PMI Group, Inc.	996,750
23,000		Principal Financial Group	1,089,510
6,000		Progressive Corp.	628,620
20,000		Prudential Financial, Inc.	1,351,200
19,000		Safeco Corp.	1,014,220
31,000		St. Paul Cos.	1,390,970
49,000		UnumProvident Corp.	1,004,500

			13,355,430

		Internet: 1.0%
24,000	@	Checkfree Corp.	907,680

			907,680

		Machinery-Construction & Mining: 1.0%
18,000	@	Terex Corp.	889,740

			889,740

		Media: 3.1%
86,000		Viacom, Inc.	2,838,860

			2,838,860

		Metal Fabricate/Hardware: 1.1%
19,000		Precision Castparts Corp.	1,008,900

			1,008,900

ING Mercury Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Mining: 1.1%
21,000		Freeport-McMoRan Copper & Gold, Inc.	$1,020,390

			1,020,390

		Miscellaneous Manufacturing: 0.9%
30,000	@@	Tyco Intl. Ltd.	835,500

			835,500

		Oil & Gas: 24.7%
4,000		Amerada Hess Corp.	550,000
13,000		Anadarko Petroleum Corp.	1,244,750
17,000		Apache Corp.	1,278,740
17,000		Burlington Resources, Inc.	1,382,440
5,000		ChevronTexaco Corp.	323,650
34,000		ConocoPhillips	2,376,940
20,000		Devon Energy Corp.	1,372,800
106,000		Exxon Mobil Corp.	6,735,240
12,000		Kerr-McGee Corp.	1,165,320
18,000		Marathon Oil Corp.	1,240,740
17,000		Occidental Petroleum Corp.	1,452,310
25,000	@	Rowan Cos., Inc.	887,250
13,000		Sunoco, Inc.	1,016,600
13,000		Valero Energy Corp.	1,469,780

			22,496,560

		Pharmaceuticals: 9.3%
16,000		Cardinal Health, Inc.	1,015,040
20,000	@	Caremark Rx, Inc.	998,600
7,000	@@	GlaxoSmithKline PLC ADR	358,960
56,000		Merck & Co., Inc.	1,523,760
142,000		Pfizer, Inc.	3,545,740
27,000	@	Watson Pharmaceuticals, Inc.	988,470

			8,430,570

		Retail: 4.3%
17,000		Federated Department Stores	1,136,790
21,000		JC Penney Co., Inc.	995,820
47,000		The Gap, Inc.	819,210
25,000		Tiffany & Co.	994,250

			3,946,070

		Savings & Loans: 0.3%
5,000		Downey Financial Corp.	304,500

			304,500

		Semiconductors: 1.9%
50,000		Applied Materials, Inc.	848,000
93,000	@	LSI Logic Corp.	916,050

			1,764,050

ING Mercury Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Software: 2.1%
103,000	@	BEA Systems, Inc.		$924,940
139,000	@	Parametric Technology Corp.		968,830

				1,893,770

		Telecommunications: 3.9%
10,000	@	Extreme Networks		44,500
46,000		Motorola, Inc.		1,016,140
256,000	@	Qwest Communications Intl., Inc.		1,049,600
59,300		Sprint Corp.		1,410,154

				3,520,394

		Toys/Games/Hobbies: 0.9%
93,000		Topps Co.		763,530

				763,530

		Transportation: 1.3%
28,000		Norfolk Southern Corp.		1,135,680

				1,135,680

		Total Common Stock
		(Cost $85,481,050)		89,451,528

		Total Investment in Securities
		(Cost $85,481,050)*	98.2%	$89,451,528
		Other Assets and Liabilities-Net	1.8	1,620,203

		Net Assets	100.0%	$91,071,731

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $86,359,102.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,655,343
		Gross Unrealized Depreciation		(1,562,917)

		Net Unrealized Appreciation		$3,092,426

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.5%
		Advertising: 1.8%
137,890	@, L	Getty Images, Inc.	$11,864,056

			11,864,056

		Banks: 0.6%
123,200	L	Investors Financial Services Corp.	4,053,280

			4,053,280

		Biotechnology: 3.3%
126,662	@	Genzyme Corp.	9,074,066
123,900	@, L	Human Genome Sciences, Inc.	1,683,801
183,800	@, L	Medimmune, Inc.	6,184,870
81,170	@, L	Millipore Corp.	5,104,781

			22,047,518

		Building Materials: 1.5%
145,930		American Standard Cos., Inc	6,793,042
100,700		Masco Corp.	3,089,476

			9,882,518

		Chemicals: 0.9%
128,900		Praxair, Inc.	6,178,177

			6,178,177

		Commercial Services: 6.6%
197,090	@	Alliance Data Systems Corp.	7,716,074
126,970	@, L	Apollo Group, Inc.	8,429,538
144,687	L	Corporate Executive Board Co.	11,282,692
220,000	@, L	Hewitt Associates, Inc.	6,001,600
9,500	@	ITT Educational Services, Inc.	468,825
147,200		Paychex, Inc.	5,458,176
97,000	@, L	Weight Watchers Intl., Inc.	5,003,260

			44,360,165

		Computers: 3.2%
185,390	@, L	DST Systems, Inc.	10,164,934
145,800	@, L	Network Appliance, Inc.	3,461,292
156,100	@, L	Sandisk Corp.	7,531,825

			21,158,051

		Cosmetics/Personal Care: 0.6%
117,200	L	Estee Lauder Cos., Inc.	4,082,076

			4,082,076

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 0.8%
81,400		WW Grainger, Inc.	$5,121,688

			5,121,688

		Diversified Financial Services: 5.7%
27,400		Chicago Mercantile Exchange	9,242,020
61,600		Franklin Resources, Inc.	5,171,936
133,560	L	Legg Mason, Inc.	14,650,196
50,000	@, L	Nelnet, Inc.	1,900,500
136,400	L	SLM Corp.	7,316,496

			38,281,148

		Electronics: 3.4%
117,580	@, L	Fisher Scientific Intl., Inc.	7,295,839
175,400	@, L	Flir Systems, Inc.	5,188,332
124,800		Gentex Corp.	2,171,520
187,790	@, L	Waters Corp.	7,812,064

			22,467,755

		Entertainment: 1.9%
133,200		GTECH Holdings Corp.	4,270,392
305,110	L	International Game Technology	8,237,970

			12,508,362

		Healthcare-Products: 8.1%
104,850		CR Bard, Inc.	6,923,246
569,350	@, L	Cytyc Corp.	15,287,048
197,640	L	Dentsply Intl., Inc.	10,676,513
109,820	@	Gen-Probe, Inc.	5,430,599
39,200	@, L	Resmed, Inc.	3,122,280
194,400	@	St. Jude Medical, Inc.	9,097,920
204,540	@, L	Thoratec Corp.	3,632,630

			54,170,236

		Healthcare-Services: 2.1%
188,740	@	Community Health Systems, Inc.	7,324,999
137,400	@	Laboratory Corp. of America Holdings	6,692,754

			14,017,753

		Home Furnishings: 1.3%
59,700	L	Harman Intl. Industries, Inc.	6,105,519
197,900	@, L	Tempur-Pedic Intl., Inc.	2,343,136

			8,448,655

		Insurance: 0.9%
186,000		Genworth Financial, Inc.	5,996,640

			5,996,640

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Internet: 2.0%
235,630	@, @@, L	Check Point Software Technologies	$5,730,522
205,920	@, L	Monster Worldwide, Inc.	6,323,803
1,018,793	@, L	Symantec Corp.	23,085,849

			35,140,174

		Media: 4.0%
517,180	@, L	Citadel Broadcasting Corp.	7,100,881
112,230	@@, L	Grupo Televisa SA ADR	8,048,013
184,790	@, L	Univision Communications, Inc.	4,902,479
8,000	L	Washington Post Co.	6,420,000

			26,471,373

		Metal Fabricate/Hardware: 0.7%
89,600		Precision Castparts Corp.	4,757,760

			4,757,760

		Mining: 0.4%
77,530	@@	Aber Diamond Corp.	2,839,070

			2,839,070

		Miscellaneous Manufacturing: 3.0%
83,100		Brink’s Co.	3,412,086
59,600		ITT Industries, Inc.	6,770,560
244,120		Roper Industries, Inc.	9,591,475

			19,774,121

		Oil & Gas: 2.0%
24,700		Amerada Hess Corp.	3,396,250
87,200		ENSCO Intl., Inc.	4,062,648
129,760	L	Global Santa Fe Corp.	5,919,651

			13,378,549

		Oil & Gas Services: 3.5%
181,880	L	BJ Services Co.	6,545,861
150,500	@, L	National-Oilwell, Inc.	9,902,900
204,000		Smith Intl., Inc.	6,795,240

			23,244,001

		Pharmaceuticals: 7.4%
97,460	L	Allergan, Inc.	8,929,285
232,880	@, L	Endo Pharmaceuticals Holdings, Inc.	6,210,910
275,530	@	Gilead Sciences, Inc.	13,434,843
83,360	@, L	ImClone Systems, Inc.	2,621,672
416,900		Medicis Pharmaceutical Corp.	13,574,264
141,800	@@, L	Teva Pharmaceutical Industries Ltd. ADR	4,738,956

			49,509,930

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Retail: 8.4%
255,670	@, L	99 Cents Only Stores	$2,364,948
192,900	@, L	Aeropostale, Inc.	4,099,125
214,700	@	Bed Bath & Beyond, Inc.	8,626,646
290,585	@, L	Cheesecake Factory	9,077,875
98,300	@, L	Chico’s FAS, Inc.	3,617,440
100,700	@	Kohl’s Corp.	5,053,126
359,188		Petsmart, Inc.	7,823,115
191,500	@, L	Rare Hospitality Intl., Inc.	4,921,550
354,180	L	TJX Cos., Inc.	7,253,606
110,000	@, L	Urban Outfitters, Inc.	3,234,000

			56,071,431

		Semiconductors: 9.4%
370,680	L	Analog Devices, Inc.	13,767,055
213,130	L	Kla-Tencor Corp.	10,392,219
213,970	@, @@, L	Marvell Technology Group Ltd.	9,866,157
286,500	@, L	Novellus Systems, Inc.	7,185,420
790,990	@, L	PMC-Sierra, Inc.	6,968,622
537,220	L	Xilinx, Inc.	14,961,577

			63,141,050

		Software: 3.6%
283,400	L	Adobe Systems, Inc.	8,459,490
177,990	@, L	Electronic Arts, Inc.	10,125,851
134,570	@, L	Mercury Interactive Corp.	5,328,972

			23,914,313

		Telecommunications: 7.7%
517,580	@, @@, L	Amdocs Ltd.	14,352,492
939,235	@, L	American Tower Corp.	23,433,913
277,380	@	Comverse Technology, Inc.	7,286,773
280,800	@	Juniper Networks, Inc.	6,680,232

			51,753,410

		Transportation: 0.5%
62,290	L	Expeditors Intl. Washington, Inc.	3,536,826

			3,536,826

		Total Common Stock
		(Cost $557,782,790)	658,170,086

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 30.9%
		Commercial Paper: 1.6%
$9,041,000		Citigroup Funding, Inc., 3.860%, 10/03/05		$9,038,092
1,522,000		GE Capital Corp., 3.850%, due 10/03/05		1,521,512

		Total Commercial Paper
		(Cost $10,560,735)		10,559,604

		Securities Lending CollateralCC: 29.3%
195,824,787		Bank of New York Institutional Cash Reserves Fund		195,824,787

		Total Securities Lending Collateral
		(Cost $195,824,787)		195,824,787

		Total Short-Term Investment
		(Cost $206,385,522)		206,384,391

		Total Investments in Securities
		(Cost $764,168,312)*	129.4%	$864,554,477
		Other Assets and Liabilities-Net	(29.4)	(196,300,627)

		Net Assets	100.0%	$668,253,850

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $766,905,445.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$116,904,120
		Gross Unrealized Depreciation		(19,255,088)

		Net Unrealized Appreciation		$97,649,032

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 60.0
		Advertising: 0.4%
572,610	@, L	Interpublic Group of Cos., Inc.	$6,665,180

			6,665,180

		Aerospace/Defense: 1.2%
173,530	L	Lockheed Martin Corp.	10,592,271
106,990		Northrop Grumman Corp.	5,814,907
78,760		United Technologies Corp.	4,082,918

			20,490,096

		Agriculture: 1.2%
270,680		Altria Group, Inc.	19,951,823

			19,951,823

		Auto Manufacturers: 0.1%
51,100	@@	Toyota Motor Corp.	2,361,643

			2,361,643

		Banks: 6.1%
937,004	L	Bank of America Corp.	39,447,869
621,000		Mellon Financial Corp.	19,853,370
433,190	L	PNC Financial Services Group, Inc.	25,133,684
156,660		SunTrust Banks, Inc.	10,880,037
19,895	@@	UBS AG	1,702,734
105,820		Wells Fargo & Co.	6,197,877

			103,215,571

		Biotechnology: 0.3%
156,510	@	Medimmune, Inc.	5,266,562

			5,266,562

		Beverages: 0.9%
98,560		Coca-Cola Co.	4,256,806
315,300	@@	Diageo PLC	4,550,840
31,460		Molson Coors Brewing Co.	2,013,755
97,610		PepsiCo, Inc.	5,535,463

			16,356,864

		Building Materials: 1.2%
684,080		Masco Corp.	20,987,574

			20,987,574

		Chemicals: 1.6%
5,440	@, @@	Air Liquide	1,005,331
102,390		Air Products and Chemicals, Inc.	5,645,785

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.6% (continued)
149,970		Dow Chemical Co.	$6,249,250
87,850		E.I. DuPont de Nemours& Co.	3,441,085
115,710		PPG Industries, Inc.	6,848,874
21,160		Praxair, Inc.	1,014,199
25,900	@, @@	Syngenta AG	2,729,195

			26,933,719

		Commercial Services: 0.7%
322,490	@@	Accenture Ltd.	8,210,596
6,900	@@, L	Accenture Ltd.-Class A	175,674
205,080		Cendant Corp.	4,232,851

			12,619,121

		Computers: 0.7%
41,610		International Business Machines Corp.	3,337,954
2,075,640	@, L	Sun Microsystems, Inc.	8,136,509

			11,474,463

		Cosmetics/Personal Care: 0.6%
63,100		Colgate-Palmolive Co.	3,331,049
78,490		Estee Lauder Cos., Inc.	2,733,807
79,250		Gillette Co.	4,612,350

			10,677,206

		Distribution/Wholesale: 0.1%
26,380		WW Grainger, Inc.	1,659,830

			1,659,830

		Diversified Financial Services: 6.0%
110,640		American Express Co.	6,355,162
2,030	@	Ameriprise Financial, Inc.	72,674
30,510	L	Capital One Financial Corp.	2,426,155
523,076		Citigroup, Inc.	23,810,420
75,290	L	Countrywide Financial Corp.	2,483,064
101,110		Fannie Mae	4,531,750
51,770		Franklin Resources, Inc.	4,346,609
26,700		Freddie Mac	1,507,482
83,790		Goldman Sachs Group, Inc.	10,187,188
641,170		JPMorgan Chase & Co.	21,754,898
57,420	L	Lehman Brothers Holdings, Inc.	6,688,282
64,350		MBNA Corp.	1,585,584
198,950	L	Merrill Lynch & Co., Inc.	12,205,583
81,530		Morgan Stanley	4,397,728

			102,352,579

		Electric: 2.1%
2,011,800	@, L	Calpine Corp.	5,210,562
133,710	L	Dominion Resources, Inc.	11,517,780
53,020	L	Entergy Corp.	3,940,446
77,360	L	Exelon Corp.	4,134,118

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 2.1% (continued)
12,960	L	FPL Group, Inc.	$616,896
21,620		Pinnacle West Capital Corp.	953,010
162,840		PPL Corp.	5,264,617
22,880	L	Public Service Enterprise Group, Inc.	1,472,557
44,590	L	Southern Co.	1,594,538
17,250	L	TXU Corp.	1,947,180

			36,651,704

		Electrical Components and Equipment: 0.2%
11,480		Emerson Electric Co.	824,264
33,040		Hubbell, Inc.	1,550,567
6,230	@@	Samsung Electronics Co. Ltd. GDR	1,758,637

			4,133,468

		Entertainment: 0.1%
70,510	L	International Game Technology	1,903,770

			1,903,770

		Environmental Control: 0.2%
196,640	@	Nalco Holding Co.	3,317,317

			3,317,317

		Food: 1.0%
111,810		Archer-Daniels-Midland Co.	2,757,235
155,690		HJ Heinz Co.	5,688,912
107,580		Kellogg Co.	4,962,665
6,623	@@	Nestle SA	1,953,209
117,930	L	Sara Lee Corp.	2,234,774

			17,596,795

		Forest Products and Paper: 0.7%
211,060		Bowater, Inc.	5,966,666
106,400	L	International Paper Co.	3,170,720
106,530		MeadWestvaco Corp.	2,942,359

			12,079,745

		Gas: 0.3%
68,490		AGL Resources, Inc.	2,541,664
42,690		Sempra Energy	2,008,991

			4,550,655

		Hand/Machine Tools: 0.1%
3,560	@@, I	Finning Intl., Inc.	122,818
23,390	@@	Sandvik AB	1,168,409

			1,291,227

		Healthcare-Products: 1.1%
26,560		Baxter Intl., Inc.	1,058,947
130,950	@	Boston Scientific Corp.	3,060,302
232,110		Johnson & Johnson	14,687,921

			18,807,170

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 0.5%
731,510	@, L	Tenet Healthcare Corp.	$8,214,857

			8,214,857

		Household Products/Wares: 0.2%
68,970		Kimberly-Clark Corp.	4,105,784

			4,105,784

		Insurance: 3.2%
36,900		Aflac, Inc.	1,671,570
324,690		Allstate Corp.	17,952,109
20,400		Chubb Corp.	1,826,820
384,350	@, L	Conseco, Inc.	8,113,629
160,800		Genworth Financial, Inc.	5,184,192
91,460	L	Hartford Financial Services Group, Inc.	7,057,968
65,640		Lincoln National Corp.	3,414,593
184,850	L	Metlife, Inc.	9,211,076

			54,431,957

		Internet: 1.1%
830,300	@, L	Symantec Corp.	18,814,598

			18,814,598

		Machinery-Diversified: 0.4%
124,690		Deere & Co.	7,631,028

			7,631,028

		Media: 3.0%
73,060	L	Knight-Ridder, Inc.	4,287,161
60,810	L	New York Times Co.	1,809,098
251,830	@@	Reed Elsevier PLC	2,337,788
263,990		Time Warner, Inc.	4,780,859
56,310	L	Tribune Co.	1,908,346
667,738		Viacom, Inc.	22,042,031
636,480	L	Walt Disney Co.	15,358,262

			52,523,545

		Metal Fabricate/Hardware: 0.2%
71,920		Precision Castparts Corp.	3,818,952

			3,818,952

		Mining: 0.1%
156,450	@@	BHP Billiton PLC	2,535,759

			2,535,759

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 2.7%
53,850		3M Co.	$3,950,436
36,690	@	Cooper Industries Ltd.-Class A	2,536,747
338,450		General Electric Co.	11,395,611
69,350		Illinois Tool Works, Inc.	5,709,586
40,640	@@	Ingersoll-Rand Co.	1,553,667
100,000	L	SPX Corp.	4,595,000
628,230	@@, L	Tyco Intl. Ltd.	17,496,205

			47,237,252

		Oil and Gas: 6.9%
37,480		Amerada Hess Corp.	5,153,500
65,800	@@	BP PLC ADR	4,661,930
104,649	L	ChevronTexaco Corp.	6,773,930
241,180		ConocoPhillips	16,860,894
277,050		Devon Energy Corp.	19,016,711
90,300	@@	Encana Corp.	5,265,393
59,670		EOG Resources, Inc.	4,469,283
281,184		Exxon Mobil Corp.	17,866,431
242,500	L	Global Santa Fe Corp.	11,062,850
168,280	L	Noble Corp.	11,520,449
111,380	@@, L	Total SA ADR	15,127,632

			117,779,003

		Oil and Gas Services: 0.5%
125,060		BJ Services Co.	4,500,910
54,880	@, L	Cooper Cameron Corp.	4,057,278

			8,558,188

		Packaging and Containers: 0.8%
631,200	@	Owens-Illinois, Inc.	13,015,344
65,470	@, L	Smurfit-Stone Container Corp.	678,269

			13,693,613

		Pharmaceuticals: 3.2%
249,390		Abbott Laboratories	10,574,136
12,870	L	Eli Lilly and Co.	688,802
725,360		Merck & Co., Inc.	19,737,046
38,750		Pfizer, Inc.	967,588
518,530		Wyeth	23,992,382

			55,959,954

		Retail: 3.0%
241,320		Circuit City Stores, Inc.	4,141,051
356,680	L	Family Dollar Stores	7,087,232
856,700		Gap, Inc.	14,932,281
34,890		Lowe’s Cos., Inc.	2,246,916
87,250	L	McDonald’s Corp.	2,922,003
204,890		OfficeMax, Inc.	6,488,866
209,980		TJX Cos., Inc.	4,300,390
227,980		Wal-Mart Stores, Inc.	9,990,084

			52,108,823

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 0.3%
111,760	L	Analog Devices, Inc.	$4,150,766
48,540		Xilinx, Inc.	1,351,839

			5,502,605

		Software: 0.8%
608,350	@	Compuware Corp.	5,779,325
148,590		Microsoft Corp.	3,823,221
344,700	@	Oracle Corp.	4,270,833

			13,873,379

		Telecommunications: 5.5%
138,700	@	Cisco Systems, Inc.	2,486,891
597,410	@@	Nokia OYJ ADR	10,102,203
4,906,880	@, @@	Nortel Networks Corp.	15,996,429
188,056	L	SBC Communications, Inc.	4,507,702
1,175,370		Sprint Corp	27,950,298
794,194		Verizon Communications, Inc.	25,962,202
328,674	@@, L	Vodafone Group PLC ADR	8,535,664

			95,541,389

		Toys/Games/Hobbies: 0.3%
61,940		Hasbro, Inc.	1,217,121
258,750	L	Mattel, Inc.	4,315,950

			5,533,071

		Transportation: 0.4%
60,630		Burlington Northern Santa Fe Corp.	3,625,674
14,220		CNF, Inc.	746,550
51,570		Norfolk Southern Corp.	2,091,679

			6,463,903

		Total Common Stock
		(Cost $936,998,422)	1,035,671,742

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 0.1%
		Diversified Financial Services: 0.1%
$947,000	#	Prudential Funding LLC, 6.600%, due 05/15/08	$998,272

		Total Corporate Bonds/notes
		(Cost $948,315)	998,272

CORPORATE BONDS/NOTES: 9.5%
		Aerospace/Defense: 0.2%
1,428,000	C	BAE Systems Holdings, Inc., 6.400%, due 12/15/11	1,524,374
1,914,000	C	Northrop Grumman Corp., 7.750%, due 02/15/31	2,479,687
32,000	C	Raytheon Co., 6.150%, due 11/01/08	33,294

			4,037,355

		Airlines: 0.1%
1,317,269		Continental Airlines, Inc., 6.648%, due 09/15/17	1,274,076

			1,274,076

		Auto Manufacturers: 0.1%
796,000	L	Ford Motor Co., 7.450%, due 07/16/31	624,860
1,537,000	C, L	General Motors Corp., 8.375%, due 07/15/33	1,206,545

			1,831,405

		Banks: 1.1%
1,023,000	C, L	Abbey National Capital Trust I, 8.963%, due 12/29/49	1,428,910
3,651,000		Bank of America Corp., 7.400%, due 01/15/11	4,081,800
849,000	L	Bank of America Corp., 5.375%, due 06/15/14	876,081
91,000	@@, #, C	Barclays Bank PLC, 6.860%, due 09/29/49	101,431
1,200,000	@@, #, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,344,491
759,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	800,730
792,000	@@, #	Mizuho Financial Group Cayman Ltd., 5.790%, due 04/15/14	826,336
816,000	@@, #, C	Nordea Bank AB, 5.424%, due 04/20/55	819,045
1,149,000		Popular North America, Inc., 4.250%, due 04/01/08	1,134,737
2,136,000	C, L	RBS Capital Trust I, 6.425%, due 12/29/49	2,269,462
1,584,000	#, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,863,723
2,761,000		Wachovia Corp., 5.250%, due 08/01/14	2,804,629
2,400,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	2,364,242
260,000	L	Wells Fargo Bank NA, 6.450%, due 02/01/11	280,125

			20,995,742

		Beverages: 0.3%
1,491,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	1,507,622
1,325,000	@@, #	Foster’s Finance Corp., 5.875%, due 06/15/35	1,303,112
2,242,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	2,299,521

			5,110,255

		Building Materials: 0.0%
47,000	C	CRH America Inc, 6.950%, due 03/15/12	51,714

			51,714

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Chemicals: 0.1%
$852,000	C	Dow Chemical Co., 5.750%, due 12/15/08	$881,801
702,000	C	Dow Chemical Co., 6.000%, due 10/01/12	744,453

			1,626,254

		Commercial Services: 0.1%
1,524,000	L	Cendant Corp., 6.875%, due 08/15/06	1,552,644

			1,552,644

		Diversified Financial Services: 1.6%
807,000		AIG SunAmerica II, 5.750%, due 02/16/09	833,503
863,000	@@, #, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	852,748
3,559,000	C	Boeing Capital Corp., 6.500%, due 02/15/12	3,883,403
4,168,000		Citigroup, Inc., 5.000%, due 09/15/14	4,152,899
1,067,000	L	Credit Suisse First Boston USA Inc, 4.875%, due 08/15/10	1,068,900
638,000		Ford Motor Credit Co., 4.950%, due 01/15/08	607,464
1,699,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	1,544,812
860,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	861,458
381,000		General Electric Capital Corp, 5.450%, due 01/15/13	395,020
1,332,000	C, L	General Electric Capital Corp., 6.750%, due 03/15/32	1,571,966
342,000		General Electric Capital Corp., 8.750%, due 05/21/07	364,672
993,000		General Motors Acceptance Corp., 5.850%, due 01/14/09	925,335
578,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	538,057
2,130,000	L	Goldman Sachs Group, Inc., 5.700%, due 09/01/12	2,212,342
1,729,000		JPMorgan Chase & Co., 5.125%, due 09/15/14	1,727,717
986,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,042,238
1,652,000		Merrill Lynch & Co., Inc., 5.450%, due 07/15/14	1,700,022
369,000		MidAmerican Funding LLC, 6.927%, due 03/01/29	421,907
1,018,000		Morgan Stanley, 4.750%, due 04/01/14	983,820
1,189,000	C	Morgan Stanley, 6.750%, due 04/15/11	1,294,939
386,000	#, C	Natexis Ambs Co. LLC, 8.440%, due 12/29/49	420,506
993,000		SLM Corp., 4.000%, due 01/15/09	976,132
903,000	@@, L	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	993,058

			29,372,918

		Electric: 1.0%
1,454,000	C	Dominion Resources Inc/VA, 5.150%, due 07/15/15	1,426,218
1,071,000	C	DTE Energy Co., 7.050%, due 06/01/11	1,168,606
747,975		Entergy Louisiana, Inc., 8.090%, due 01/02/17	810,930
2,138,000	C	Exelon Generation Co. LLC, 6.950%, due 06/15/11	2,334,556
1,848,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	1,970,173
2,118,000	@@, L	Hydro Quebec, 6.300%, due 05/11/11	2,290,721
726,000	C	MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	701,619
342,000	C, L	MidAmerican Energy Holdings Co., 5.875%, due 10/01/12	357,355
1,245,000		Niagara Mohawk Power Corp., 7.750%, due 05/15/06	1,270,377
201,251		Northeast Utilities, 8.580%, due 12/01/06	206,152
1,605,000	C	Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,802,465
1,569,000	C, L	Pacific Gas & Electric Co., 4.800%, due 03/01/14	1,536,760
554,000	C, L	PSEG Power LLC, 6.950%, due 06/01/12	605,206
729,000	C	PSEG Power LLC, 8.625%, due 04/15/31	949,103
788,332	#	System Energy Resources, Inc., 5.129%, due 01/15/14	772,667
469,000	C, L	TXU Energy Co., 7.000%, due 03/15/13	509,901

			18,712,809

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Environmental Control: 0.1%
$765,000	C	Waste Management, Inc., 7.000%, due 07/15/28	$863,877
23,000	C	Waste Management, Inc., 7.100%, due 08/01/26	26,030
1,061,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,167,927

			2,057,834

		Food: 0.3%
2,188,000	C	Cadbury Schweppes US Finance LLC, 5.125%, due 10/01/13	2,190,827
1,206,000		Kraft Foods, Inc., 6.250%, due 06/01/12	1,289,531
2,139,000	C, L	Kroger Co., 6.750%, due 04/15/12	2,300,105

			5,780,463

		Forest Products and Paper: 0.1%
584,000	C	MeadWestvaco Corp., 6.800%, due 11/15/32	615,776
1,297,000	C, L	Weyerhaeuser Co., 6.750%, due 03/15/12	1,403,316

			2,019,092

		Hand/Machine Tools: 0.1%
1,240,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,357,800

			1,357,800

		Healthcare-Services: 0.1%
1,107,000	C	HCA, Inc., 6.950%, due 05/01/12	1,144,234
285,000	C	HCA, Inc., 8.750%, due 09/01/10	316,179

			1,460,413

		Holding Companies-Diversified: 0.1%
928,000	@@, C	EnCana Holdings Finance Corp., 5.800%, due 05/01/14	979,008

			979,008

		Insurance: 0.5%
1,536,000	C, L	Ace INA Holdings, Inc., 5.875%, due 06/15/14	1,565,204
138,000	C	Allstate Corp., 5.550%, due 05/09/35	133,648
1,056,000	C	Allstate Corp., 6.125%, due 12/15/32	1,099,415
2,164,000	C, L	American Intl. Group, Inc., 4.250%, due 05/15/13	2,069,496
647,000	C, L	Genworth Financial, Inc., 5.750%, due 06/15/14	679,166
475,000	C	Metlife, Inc., 6.500%, due 12/15/32	524,956
83,000		Prudential Financial, Inc., 4.500%, due 07/15/13	80,480
2,579,000		Prudential Financial, Inc., 5.100%, due 09/20/14	2,585,633
432,000	C, L	Travelers Property Casualty Corp., 6.375%, due 03/15/33	449,772

			9,187,770

		Investment Companies: 0.1%
1,301,000		Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	1,269,397

			1,269,397

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Media: 0.5%
$1,376,000	C	COX Communications, Inc., 4.625%, due 06/01/13	$1,304,100
1,291,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,402,035
791,000		News America Holdings, 8.500%, due 02/23/25	977,450
1,213,000	W, L	News America, Inc., 6.200%, due 12/15/34	1,218,921
1,035,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,299,680
172,000		Time Warner Entertainment Co. LP, 10.150%, due 05/01/12	216,002
1,086,000	L	Walt Disney Co., 6.375%, due 03/01/12	1,168,052
507,000		Walt Disney Co., 6.750%, due 03/30/06	512,758

			8,098,998

		Mining: 0.1%
982,000	@@, C	Alcan, Inc., 5.750%, due 06/01/35	968,843

			968,843

		Miscellaneous Manufacturing: 0.1%
1,085,000	@@, C, L	Tyco Intl. Group SA, 6.750%, due 02/15/11	1,173,239

			1,173,239

		Oil and Gas: 0.2%
839,000	C, L	Amerada Hess Corp., 7.300%, due 08/15/31	981,901
1,149,000	C	Devon Financing Corp. ULC, 6.875%, due 09/30/11	1,264,562
130,000	C	Ocean Energy, Inc., 4.375%, due 10/01/07	129,303
430,000	C	Ocean Energy, Inc., 7.250%, due 10/01/11	479,468
194,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	237,650
1,050,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,154,482

			4,247,366

		Oil and Gas Services: 0.1%
964,000	C	Halliburton Co., 5.500%, due 10/15/10	996,567

			996,567

		Pharmaceuticals: 0.1%
1,350,000	C	Wyeth, 5.500%, due 03/15/13	1,386,611

			1,386,611

		Pipelines: 0.3%
661,000	C	CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	763,626
1,303,000	C	Duke Capital LLC, 8.000%, due 10/01/19	1,585,662
1,421,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,534,468
18,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	21,017
663,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	808,209

			4,712,982

		Real Estate: 0.3%
2,407,000	C	EOP Operating LP, 6.800%, due 01/15/09	2,541,540
54,000	C	EOP Operating LP, 8.100%, due 08/01/10	60,658
1,938,000	#, C	Socgen Real Estate Co. LLC, 7.640%, due 12/29/49	2,040,921

			4,643,119

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Real Estate Investment Trusts: 0.4%
$327,000		Boston Properties, Inc., 5.000%, due 06/01/15	$319,515
944,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	992,859
45,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	47,366
694,000	C, L	Simon Property Group LP, 5.100%, due 06/15/15	681,536
1,125,000	C	Simon Property Group LP, 6.375%, due 11/15/07	1,159,020
397,000	C	Vornado Realty LP, 4.750%, due 12/01/10	391,066
2,471,000	C	Vornado Realty Trust, 5.625%, due 06/15/07	2,492,594

			6,083,956

		Retail: 0.1%
1,656,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,608,499

			1,608,499

		Sovereign: 0.1%
1,374,000	@@	Egypt Government AID Bonds, 4.450%, due 09/15/15	1,356,053

			1,356,053

		Telecommunications: 1.1%
512,000	C	AT&T Wireless Services, Inc., 7.350%, due 03/01/06	517,998
936,000	C, L	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	1,267,225
1,181,000	C	BellSouth Corp., 6.550%, due 06/15/34	1,273,704
594,000	C	Cingular Wireless LLC, 6.500%, due 12/15/11	644,427
1,654,000	@@, L	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	2,141,796
461,000	@@, C	France Telecom, 8.500%, due 03/01/11	524,037
1,000,000	@@, #	PCCW Capital No 2 Ltd., 6.000%, due 07/15/13	1,035,161
1,023,000	C	SBC Communications, Inc., 5.100%, due 09/15/14	1,015,508
595,000	C, L	SBC Communications, Inc., 6.150%, due 09/15/34	610,976
1,187,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	1,315,213
2,557,000	C	TCI Communications Finance, 9.650%, due 03/31/27	2,806,903
609,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	605,670
845,000	@@, #, C, L	Telecom Italia Capital SA, 6.000%, due 09/30/34	830,858
499,000	@@, C	Telecomunicaciones de Puerto Rico, Inc., 6.650%, due 05/15/06	505,008
3,298,000	C, L	Verizon New York, Inc., 6.875%, due 04/01/12	3,532,820

			18,627,304

		Transportation: 0.1%
588,000	C	CSX Corp., 6.750%, due 03/15/11	637,859
1,010,000	C	Union Pacific Corp., 5.375%, due 05/01/14	1,032,334
401,000	C	Union Pacific Corp., 6.125%, due 01/15/12	425,938

			2,096,131

		Total Corporate Bonds/Notes
		(Cost $161,352,466)	164,676,617

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.1%
		Federal Home Loan Bank: 0.7%
2,650,000	L	3.250%, due 07/21/06	2,628,273
8,170,000		3.750%, due 09/28/06	8,113,545
990,000	C	3.900%, due 02/25/08	978,891

			11,720,709

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 3.9%
$4,294,000		3.750%, due 11/15/06	$4,264,977
1,949,000	C	4.125%, due 11/18/09	1,921,852
68,295		4.500%, due 05/01/18	67,016
2,371,623		4.500%, due 08/01/18	2,327,200
1,245,905		4.500%, due 11/01/18	2,065,967
4,240,220		4.500%, due 01/01/19	3,317,397
21,736		4.500%, due 02/01/19	21,307
92,630		4.500%, due 03/01/19	90,800
611,730		4.500%, due 02/01/20	599,647
1,077,517		4.500%, due 04/01/35	1,025,594
2,370,000		4.875%, due 11/15/13	2,412,406
78,393		5.000%, due 12/01/17	78,291
142,173		5.000%, due 03/01/18	141,943
2,613,147		5.000%, due 05/01/18	2,608,934
2,039,983		5.000%, due 02/01/19	2,036,003
59,291		5.000%, due 06/01/19	59,175
102,412		5.000%, due 04/01/20	102,210
18,734		5.000%, due 05/01/20	18,697
4,322,000		5.000%, due 09/01/33	4,241,343
2,110,473		5.000%, due 11/01/33	2,071,087
804,455		5.000%, due 03/01/34	788,742
557,603		5.000%, due 04/01/34	546,712
683,728		5.000%, due 05/01/35	669,541
36,837		5.000%, due 08/01/35	36,072
866,968		5.500%, due 01/01/19	880,178
80,630		5.500%, due 04/01/19	81,855
79,419		5.500%, due 06/01/19	80,629
201,584		5.500%, due 07/01/19	204,655
178,126		5.500%, due 08/01/19	180,840
26,836		5.500%, due 12/01/19	27,245
49,871		5.500%, due 02/01/20	50,630
1,565,787		5.500%, due 06/01/25	1,576,344
708,797		5.500%, due 07/01/25	713,576
1,121,195		5.500%, due 08/01/25	1,128,754
667,000		5.500%, due 09/01/25	671,497
3,418,183		5.500%, due 05/01/33	3,422,820
3,106,608		5.500%, due 12/01/33	3,110,823
4,151,298		5.500%, due 01/01/34	4,156,929
390,864		5.500%, due 04/01/34	391,215
1,336,160		5.500%, due 10/01/34	1,337,360
269,566		5.500%, due 11/01/34	269,808
531,711		5.500%, due 09/01/35	532,143
228,388		6.000%, due 04/01/16	234,813
326,476		6.000%, due 04/01/17	335,663
118,034		6.000%, due 05/01/17	121,355
188,867		6.000%, due 06/01/17	194,182
194,117		6.000%, due 07/01/17	199,580
246,773		6.000%, due 10/01/17	253,717
57,381		6.000%, due 10/01/18	58,991
2,464,397		6.000%, due 08/01/19	2,532,756
382,062		6.000%, due 09/01/19	392,660
190,134		6.000%, due 11/01/19	195,467
1,537,889		6.000%, due 02/01/23	1,575,120
344,575		6.000%, due 04/01/34	350,737
72,276		6.000%, due 05/01/34	73,568
1,269,599		6.000%, due 07/01/34	1,292,302
4,247,202		6.000%, due 08/01/34	4,323,152
333,261		6.000%, due 09/01/34	339,220
426,736		6.000%, due 07/01/35	434,364
1,020,777		6.000%, due 08/01/35	1,039,023
64,106		6.500%, due 12/01/15	66,231
318,747		6.500%, due 05/01/34	327,891
402,775		6.500%, due 06/01/34	414,329
1,507,795		6.500%, due 08/01/34	1,551,048
548,178		6.500%, due 10/01/34	564,439

			67,200,822

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 11.3%
$2,202,000	C	3.000%, due 03/02/07	$2,160,580
2,775,000		3.250%, due 07/31/06	2,751,415
155,211		4.010%, due 08/01/13	147,747
580,128		4.019%, due 08/01/13	553,960
891,873		4.500%, due 04/01/18	875,177
1,807,464		4.500%, due 06/01/18	1,773,627
1,301,032		4.500%, due 07/01/18	1,276,676
1,520,517		4.500%, due 03/01/19	1,490,482
57,808		4.500%, due 02/01/20	56,645
1,308,445		4.500%, due 04/01/20	1,282,599
602,054		4.500%, due 02/01/35	574,799
1,545,923		4.500%, due 03/01/35	1,474,520
1,359,409		4.518%, due 05/01/14	1,334,177
1,987,000	L	4.625%, due 10/15/14	1,991,276
384,083		4.630%, due 04/01/14	378,099
157,249		4.667%, due 04/01/13	155,705
887,060		4.804%, due 12/01/12	886,075
22,266		4.845%, due 06/01/13	22,241
465,577		4.846%, due 08/01/14	466,396
484,035		4.880%, due 03/01/20	484,722
2,340,901		4.925%, due 04/01/15	2,355,850
1,190,236		5.000%, due 11/01/17	1,188,782
4,811,106		5.000%, due 02/01/18	4,805,205
238,348		5.000%, due 06/01/18	237,959
2,661,353		5.000%, due 12/01/18	2,656,075
2,227,655		5.000%, due 07/01/19	2,223,277
941,913		5.000%, due 09/01/19	940,062
160,435		5.000%, due 11/01/19	160,119
65,240		5.000%, due 03/01/20	65,111
658,223		5.000%, due 05/01/20	656,918
496,305		5.000%, due 03/01/34	486,690
586,279		5.000%, due 05/01/34	574,921
779,823		5.000%, due 06/01/34	764,715
631,718		5.000%, due 08/01/34	619,479
1,742,569		5.000%, due 09/01/34	1,708,808
470,658		5.000%, due 06/01/35	460,980
763,680		5.000%, due 07/01/35	747,976
1,149,555		5.000%, due 08/01/35	1,125,918
855,000		5.250%, due 04/15/07	866,081
1,591,314		5.500%, due 11/01/17	1,615,772
25,088		5.500%, due 12/01/17	25,474
648,308		5.500%, due 01/01/18	658,273
1,478,787		5.500%, due 02/01/18	1,501,241
48,708		5.500%, due 12/01/18	49,447
646,890		5.500%, due 01/01/19	656,712
1,092,079		5.500%, due 06/01/19	1,108,627
2,263,265		5.500%, due 07/01/19	2,297,562
1,364,224		5.500%, due 08/01/19	1,384,898
844,623		5.500%, due 09/01/19	857,421
236,909		5.500%, due 11/01/19	240,499
433,446		5.500%, due 12/01/19	440,014

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

	Federal National Mortgage Association: 11.3% (continued)
$58,812	5.500%, due 04/01/20	$59,707
1,001,329	5.500%, due 05/01/25	1,007,455
682,285	5.500%, due 06/01/25	686,458
2,446,078	5.500%, due 02/01/33	2,447,977
205,256	5.500%, due 03/01/33	205,430
27,255	5.500%, due 05/01/33	27,277
3,256,809	5.500%, due 06/01/33	3,259,335
6,941,394	5.500%, due 07/01/33	6,946,781
3,337,121	5.500%, due 11/01/33	3,339,711
576,061	5.500%, due 12/01/33	576,508
2,282,689	5.500%, due 01/01/34	2,284,461
1,810,344	5.500%, due 02/01/34	2,785,214
297,488	5.500%, due 03/01/34	297,661
832,866	5.500%, due 04/01/34	833,187
3,296,444	5.500%, due 05/01/34	3,297,712
591,338	5.500%, due 06/01/34	591,566
5,247,135	5.500%, due 07/01/34	5,249,156
1,595,035	5.500%, due 08/01/34	1,595,649
7,342,850	5.500%, due 09/01/34	7,345,678
5,917,993	5.500%, due 10/01/34	5,920,270
10,220,122	5.500%, due 11/01/34	10,224,056
4,204,999	5.500%, due 12/01/34	4,206,617
2,805,125	5.500%, due 01/01/35	2,806,073
1,274,719	5.500%, due 02/01/35	1,275,007
284,412	5.500%, due 03/01/35	284,466
1,698,576	5.500%, due 04/01/35	1,698,897
237,736	5.500%, due 05/01/35	237,897
674,863	5.500%, due 07/01/35	674,989
1,621,473	5.500%, due 08/01/35	1,621,777
101,000	5.500%, due 09/01/35	101,019
82,000	5.500%, due 10/01/35	82,015
1,340,000	5.722%, due 02/01/09	1,372,036
6,738,000	6.000%, due 05/15/08	7,000,943
2,459,000	6.000%, due 05/15/11	2,633,855
425,963	6.000%, due 04/01/16	438,423
4,645	6.000%, due 08/01/16	4,780
6,789	6.000%, due 09/01/16	6,987
86,345	6.000%, due 11/01/16	88,860
338,503	6.000%, due 12/01/16	348,364
97,071	6.000%, due 01/01/17	99,898
850,960	6.000%, due 02/01/17	875,749
83,705	6.000%, due 03/01/17	86,157
1,077,197	6.000%, due 08/01/17	1,108,559
84,179	6.000%, due 10/01/17	86,629
335,607	6.000%, due 03/01/18	345,378
3,198,156	6.000%, due 11/01/18	3,291,322
84,828	6.000%, due 01/01/34	86,286
3,364,873	6.000%, due 03/01/34	3,422,895
5,485,904	6.000%, due 04/01/34	5,580,435
388,081	6.000%, due 05/01/34	394,774
5,197,112	6.000%, due 06/01/34	5,286,739
3,190,494	6.000%, due 07/01/34	3,245,516
3,562,946	6.000%, due 08/01/34	3,624,390
292,293	6.000%, due 10/01/34	297,333
7,378,000	6.125%, due 03/15/12	8,020,475
256,276	6.330%, due 03/01/11	271,501
458,811	6.500%, due 11/01/28	467,673

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

	Federal National Mortgage Association: 11.3% (continued)
$1,360,878	6.500%, due 06/01/31	$1,403,361
216,463	6.500%, due 07/01/31	223,221
216,869	6.500%, due 08/01/31	223,640
964,663	6.500%, due 09/01/31	992,561
584,628	6.500%, due 12/01/31	602,879
16,076	6.500%, due 01/01/32	16,578
28,192	6.500%, due 02/01/32	29,073
2,183,794	6.500%, due 07/01/32	2,250,789
1,774,028	6.500%, due 08/01/32	1,828,451
1,499,641	6.500%, due 01/01/33	1,594,429
244,914	6.500%, due 03/01/34	252,173
284,141	6.500%, due 04/01/34	292,562
421,023	6.500%, due 06/01/34	433,500
43,784	6.500%, due 07/01/34	45,082
1,286,008	6.500%, due 08/01/34	1,324,120
4,114,000	6.625%, due 09/15/09	4,424,842
3,186,000	6.625%, due 11/15/10	3,487,590
150,201	7.500%, due 02/01/30	159,129
548,259	7.500%, due 03/01/31	580,417
14,812	7.500%, due 11/01/31	15,681
582,504	7.500%, due 02/01/32	616,671

		194,870,496

	Government National Mortgage Association: 1.2%
171,826	4.500%, due 07/20/33	164,653
32,592	4.500%, due 08/15/33	31,394
215,902	4.500%, due 09/15/33	207,969
853,943	4.500%, due 09/20/33	818,294
325,161	4.500%, due 12/20/34	311,486
359,733	5.000%, due 03/15/34	356,324
1,022,868	5.000%, due 06/15/34	1,013,176
266,586	5.000%, due 10/15/34	264,060
1,633,287	5.500%, due 11/15/32	1,650,822
5,680,150	5.500%, due 05/15/33	5,739,511
1,634,663	5.500%, due 08/15/33	1,651,746
121,716	5.500%, due 09/15/34	122,944
44,821	5.500%, due 02/15/35	45,276
81,119	5.500%, due 04/20/35	81,791
1,063,700	6.000%, due 09/15/32	1,090,089
74,134	6.000%, due 10/15/32	75,973
1,385,294	6.000%, due 04/15/33	1,419,638
47,879	6.000%, due 04/15/34	49,068
1,494,293	6.000%, due 07/15/34	1,531,398
488,478	6.000%, due 09/15/34	500,607
1,037,820	6.000%, due 11/20/34	1,060,351
655,146	6.000%, due 02/20/35	669,326
265,117	6.000%, due 04/20/35	270,855
51,759	6.500%, due 03/15/28	53,990
405,323	6.500%, due 04/15/28	422,799
35,266	6.500%, due 07/15/28	36,787
70,983	6.500%, due 12/15/28	74,044
20,108	6.500%, due 09/15/31	20,935
8,815	6.500%, due 04/15/32	9,174
50,326	6.500%, due 10/15/32	52,379
998,335	6.500%, due 08/15/34	1,039,066
45,767	7.500%, due 12/15/23	48,925
24,354	7.500%, due 02/15/28	25,894

		20,910,744

	Other Agency Obligations: 0.0%
410,000	FICO CORP., 9.650%, due 11/02/18	600,031

		600,031

	Total U.S. Government Agency Obligations
	(Cost $297,730,610)	295,302,802

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 9.0%
		U.S. Treasury Bonds: 2.1%
$379,000		4.125%, due 05/15/15	$372,590
2,588,000	L	5.375%, due 02/15/31	2,900,180
24,918,000	L	6.250%, due 08/15/23	29,803,298
338,000		8.000%, due 11/15/21	467,998
1,560,000		9.875%, due 11/15/15	2,252,250
1,183,000	C, L	10.375%, due 11/15/12	1,330,414

			37,126,730

		U.S. Treasury Inflation Indexed Bonds: 0.8%
6,699,000		3.000%, due 07/15/12	7,924,620
5,049,000		4.250%, due 01/15/10	6,560,940

			14,485,560

		U.S. Treasury Notes: 6.1%
6,410,000	L	3.000%, due 11/15/07	6,261,775
1,983,000	L	3.250%, due 08/15/07	1,951,397
2,054,000	L	3.500%, due 11/15/06	2,040,442
1,982,000	L	3.500%, due 11/15/09	1,929,200
446,000	L	3.875%, due 02/15/13	434,659
77,000		4.375%, due 05/15/07	77,280
27,159,000	L	4.750%, due 11/15/08	27,603,538
1,301,000	L	4.750%, due 05/15/14	1,340,742
829,000	L	5.000%, due 02/15/11	859,797
6,582,000	L	5.500%, due 02/15/08	6,783,580
19,043,000	L	5.625%, due 05/15/08	19,720,663
493,000		5.750%, due 11/15/05	494,364
1,577,000		5.875%, due 11/15/05	1,581,817
9,260,000		6.625%, due 05/15/07	9,622,085
8,572,000	L	6.875%, due 05/15/06	8,720,004
13,685,000	L	7.000%, due 07/15/06	13,988,642

			103,409,985

		Total U.S. Treasury Obligations
		(Cost $154,981,349)	155,022,275

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset-Backed Securities: 0.2%
1,484,242	C	AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	1,474,952
45,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	44,238
1,435,269	C	Capital One Auto Finance Trust, 4.790%, due 01/15/09	1,436,841

			2,956,031

		Credit Card Asset-Backed Securities: 0.1%
2,414,000	C	Citibank Credit Card Issuance Trust, 6.650%, due 05/15/08	2,447,683

			2,447,683

		Other Asset-Backed Securities: 0.3%
66,000	C	Countrywide Asset-Backed Certificates, 4.570%, due 07/25/35	65,501
1,178,000	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	1,173,534
399,583	#, C	Falcon Franchise Loan LLC, 7.382%, due 05/05/10	417,537
742,730	C	Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	740,061
689,505	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	678,080
2,591,786	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	2,558,832

			5,633,545

		Total Asset-backed Securities
		(Cost $11,072,305)	11,037,259

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
		Agency Collateral CMO: 0.8%
$3,939,000		Small Business Administration Participation Certificates, 5.110%, due 08/01/25	$3,992,500
2,387,187	C	Small Business Administration Participation Certificates, 4.350%, due 07/01/23	2,332,788
879,847	C	Small Business Administration Participation Certificates, 4.770%, due 04/01/24	878,875
1,880,057		Small Business Administration Participation Certificates, 4.950%, due 03/01/25	1,891,357
1,179,533	C	Small Business Administration Participation Certificates, 4.990%, due 09/01/24	1,190,066
1,416,277	C	Small Business Administration Participation Certificates, 5.180%, due 05/01/24	1,442,551
2,043,345	C	Small Business Administration Participation Certificates, 5.520%, due 06/01/24	2,113,497

			13,841,634

		Commercial Mortgage-Backed Securities: 1.3%
294,497	C	Bear Stearns Commercial Mortgage Securities, 6.800%, due 07/15/31	300,885
1,069,472	C	Bear Stearns Commercial Mortgage Securities Corp., 5.116%, due 02/11/41	1,078,754
1,783,000	C	Chase Commercial Mortgage Securities Corp., 6.390%, due 11/18/30	1,863,718
202,051	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	213,658
457,000	#, C	Crimmi Mae CMBS Corp., 6.701%, due 06/20/30	464,729
1,343,000	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	1,400,917
1,050,000	C	CS First Boston Mortgage Securities Corp., 6.380%, due 12/16/35	1,117,169
1,230,455	C	Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	1,271,667
1,146,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,124,179
1,608,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,643,713
68,812	C	GS Mortgage Securities Corp. II, 6.060%, due 10/18/30	68,805
1,671,379	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,677,231
380,126	C	JP Morgan Commercial Mortgage Finance Corp., 6.613%, due 01/15/30	391,933
1,608,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.380%, due 05/15/41	1,637,744
115,713	C	LB Commercial Conduit Mortgage Trust, 6.480%, due 01/18/08	118,974
144,000	C	LB Commercial Conduit Mortgage Trust, 6.780%, due 06/15/31	152,772
40,756,024	#, C	Morgan Stanley Capital I, .587%, due 11/15/30	819,049
1,328,932		Morgan Stanley Capital I, 5.168%, due 01/14/42	1,343,890
1,570,932	C	Mortgage Capital Funding, Inc., 6.337%, due 11/18/31	1,621,783
387,566	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	403,569
77,669	#, C	TIAA Retail Commercial Trust, 7.170%, due 01/15/32	79,867
1,662,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,642,906
1,599,000	C	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,606,303

			22,044,215

		Whole Loan Collateralized Mortgage Obligations: 0.0%
56,156	#, C	Blackrock Capital Finance LP, 7.750%, due 09/25/26	56,345
748,000	C	RAAC Series, 4.971%, due 09/25/34	725,465

			781,810

		Total Collateralized Mortgage Obligations
		(Cost $37,326,145)	36,667,659

ING MFS Total Return Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

OTHER BONDS: 0.2%
		Sovereign: 0.2%
$694,000	@@	Israel Government Intl. Bond, 4.625%, due 06/15/13		$673,488
1,829,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15		1,991,781
708,000	@@	Mexico Government Intl. Bond, 7.500%, due 04/08/33		823,050

		Total Other Bonds
		(Cost $3,451,343)		3,488,319

SHORT-TERM INVESTMENTS: 16.5%
		U.S. Government Agency Obligations: 0.8%
14,500,000		Federal Home Loan Bank, 3.000%, due 10/03/05		14,496,375

		Total U.S. Government Agency Obligations
		(Cost $14,497,583)		14,496,375

		Commercial Paper: 1.1%
5,416,000		Cargill, .3.850%, due 10/03/05		5,414,262
13,874,000		Citigroup Funding, Inc., 3.860%, due 10/03/05		13,869,538

		Total Commercial Papers
		(Cost $19,285,866)		19,283,800

		Securities Lending CollateralCC: 15.4%
265,384,275		The Bank of New York Institutional Cash Reserves Fund		265,384,275

		Total Securities Lending Collateral
		(Cost $265,384,275)		265,384,275

		Total Short-term Investments
		(Cost $284,670,141)		284,668,075

		Total Investments In Securities
		(Cost $1,903,028,679)*	115.9%	$2,002,029,395
		Other Assets and Liabilities—Net	(15.9)	(274,698,865)

		Net Assets	100.0%	$1,727,330,530

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $1,915,181,122.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$123,126,113
		Gross Unrealized Depreciation		(36,277,841)

		Net Unrealized Appreciation		$86,848,272

      Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING MFS Total Return Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets

Finning Intl., Inc.	3,560	11/16/04	$90,999	$122,818	0.0%

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 87.9%
		Advertising: 0.6%
19,960	@	RH Donnelley Corp.	$1,262,670

			1,262,670

		Electric: 41.2%
533,100	@	AES Corp.	8,758,833
65,271,780	@@	AES Tiete SA	1,354,412
28,240		Avista Corp.	547,856
39,380		Constellation Energy Group, Inc.	2,425,808
62,570	@@	CPFL Energia SA ADR	1,992,855
31,450		Dominion Resources, Inc.	2,709,103
64,350		DTE Energy Co.	2,951,091
84,230		Edison Intl.	3,982,394
83,757	@@	Endesa SA	2,249,318
289,983	@@	Enel S.p.A.	2,501,928
109,720	@@	Enersis SA ADR	1,255,197
37,980		Entergy Corp.	2,822,674
34,033	@@	EON AG	3,146,579
65,500		Exelon Corp.	3,500,320
55,610		FirstEnergy Corp.	2,898,393
48,060	@@	Fortum Oyj	967,657
53,290		FPL Group, Inc.	2,536,604
709,740	@@	International Power PLC	3,126,184
92,320		MDU Resources Group, Inc.	3,291,208
31,630		NorthWestern Corp.	954,910
178,220	@	NRG Energy, Inc.	7,592,172
12,990		OGE Energy Corp.	365,019
5,160		Pinnacle West Capital Corp.	227,453
13,940		PNM Resources, Inc.	399,660
181,630		PPL Corp.	5,872,098
203,700	@	Reliant Resources, Inc.	3,145,128
40,435	@@	RWE AG	2,683,459
54,440		SCANA Corp.	2,299,546
96,259	@@	Suez SA	2,789,984
49,290		TXU Corp.	5,563,855
59,270		Xcel Energy, Inc.	1,162,285

			86,073,983

		Gas: 7.0%
82,520		AGL Resources, Inc.	3,062,317
182,650	@@	Enagas	3,295,954
42,730		Oneok, Inc.	1,453,675
103,990		Sempra Energy	4,893,769
75,130	@	Southern Union Co.	1,936,100

			14,641,815

		Media: 8.0%
99,370		Citadel Broadcasting Corp.	1,364,350
112,710	@	Comcast Corp.	3,243,794
41,320	@@	Grupo Televisa SA ADR	2,963,057

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Media: 8.0% (continued)
159,460		News Corp., Inc.	$2,485,981
137,920		Time Warner, Inc.	2,497,731
2,523,700	@, @@	TV Azteca SA de CV	1,511,835
79,150		Viacom, Inc.	2,612,742

			16,679,490

		Oil & Gas: 6.4%
2,930		Amerada Hess Corp.	402,875
11,190		ChevronTexaco Corp.	724,329
37,200		ENSCO Intl., Inc.	1,733,148
53,620		Global Santa Fe Corp.	2,446,144
8,190		Noble Corp.	560,687
37,290	@@	Petroleo Brasileiro SA ADR	2,665,862
23,040	@	Pride Intl., Inc.	656,870
69,880	@, I, #	Rosetta Resources, Inc.	1,327,720
16,430	@	Southwestern Energy Co.	1,205,962
6,341	@@	Total SA	1,731,582

			13,455,179

		Oil & Gas Services: 1.3%
38,480		Halliburton Co.	2,636,650

			2,636,650

		Pipelines: 4.0%
184,090	@	El Paso Corp.	2,558,851
28,560		Questar Corp.	2,516,707
134,900		Williams Cos., Inc.	3,379,245

			8,454,803

		Real Estate: 0.4%
83,770	@@	Cyrela Brazil Realty SA	690,024
510	@@, #	Cyrela Brazil Realty SA GDR	42,009

			732,033

		Telecommunications: 18.4%
34,780	@@	AFK Sistema GDR	852,478
15,740		Alltel Corp.	1,024,831
127,030	@@	America Movil SA de CV ADR	3,343,428
36,570		CenturyTel, Inc.	1,279,219
239,980		Citizens Communications Co.	3,251,729
39,598	@, @@	Fastweb	1,780,195
82,404	@@	France Telecom SA	2,378,136
79,000	@, @@	Hutchison Telecommunications Intl. Ltd	114,617
37,250	@@	KT Freetel Co., Ltd.	936,921
11,615	@@	MTN Group Ltd.	96,330
20,910	@	NTL, Inc.	1,396,788
1,550	@@	Philippine Long Distance Telephone Co.	46,833
661,000	@@	Singapore Telecommunications Ltd.	959,976
215,770		Sprint Corp.	5,131,011
284,873	@@	Telecom Corp. of New Zealand Ltd.	1,190,787
168,993	@@	Telefonica SA	2,781,605

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 18.4% (continued)
336,240	@@	Telenor ASA	$3,021,011
17,390	@, @@	Telewest Global, Inc.	399,101
72,570	@@	Telus Corp.	2,960,701
22,920		Verizon Communications, Inc.	749,255
1,781,292	@@	Vodafone Group PLC	4,648,310

			38,343,262

		Water: 0.7%
78,714	@@	AWG PLC	1,368,801

			1,368,801

		Total Common Stock
		(Cost $175,829,509)	183,648,690

PREFERRED STOCK: 4.7%
		Electric: 1.6%
40	#, C	NRG Energy, Inc.	48,940
190	C	NRG Energy, Inc.	232,038
56,920		PNM Resources, Inc.	2,964,394

			3,245,372

		Gas: 0.4%
14,130		Southern Union Co.	734,760

			734,760

		Holding Companies - Diversified: 0.7%
12,650		Williams Holdings Of Delaware	1,472,144

			1,472,144

		Oil & Gas: 0.2%
4,500		Chesapeake Energy Corp.	502,313

			502,313

		Pipelines: 1.8%
3,110	#	El Paso Corp.	3,839,684

			3,839,684

		Total Preferred Stock
		(Cost $9,446,616)	9,794,273

RIGHTS: 0.0%
		Electric: 0.0%
36,981	@, @@	Suez SA	17,389

		Total Right
		(Cost$-)	17,389

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 3.5%
		Electric: 2.7%
$1,270,000	#, C	Allegheny Energy, Inc., 8.250%, due 04/15/12		$1,435,100
47,000	C	AmerenEnergy Generating Co., 7.750%, due 11/01/05		47,137
1,070,000	C	CMS Energy Corp., 8.500%, due 04/15/11		1,195,725
7,000	@@	Empresa Nacional de Electricidad SA, 8.350%, due 08/01/13		7,982
167,000	@@	Enersis SA, 7.375%, due 01/15/14		176,787
1,116,000	#, C	NRG Energy, Inc., 8.000%, due 12/15/13		1,194,120
550,000	C	TXU Corp., 5.550%, due 11/15/14		524,880
1,075,000	C	TXU Corp., 6.500%, due 11/15/24		1,012,412

				5,594,143

		Oil & Gas: 0.0%
50,000	C	Chesapeake Energy Corp., 6.375%, due 06/15/15		50,500

				50,500

		Telecommunications: 0.8%
1,100,000	C	Citizens Communications Co., 9.000%, due 08/15/31		1,120,625
530,000	@@, C	Rogers Cable, Inc., 8.000%, due 12/15/12		562,463

				1,683,088

		Total Corporate Bond/Note
		(Cost $7,326,338)		7,327,731

		Total Long-Term Investments:
		(Cost $192,602,463)		$200,788,074

SHORT-TERM INVESTMENTS: 5.8%
		Commercial Paper: 5.8%
8,295,000		Cargill, 3.850%, due 10/03/05		8,292,339
3,799,000		Societe Generale, 3.880%, due 10/03/05		3,797,772

		Total Short-Term Investment
		(Cost $12,091,407)		12,090,111

		Total Investments In Securities
		Cost ($204,693,869)*	101.9%	$212,878,190
		Other Assets and Liabilities-Net	(1.9)	(4,048,852)

		Net Assets	100.0%	$208,829,338

		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid Securities
	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is $204,794,450.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,541,140
		Gross Unrealized Depreciation		(457,400)

		Net Unrealized Appreciation		$8,083,740

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2005 (Unaudited)(continued)

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

					Unrealized
Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Appreciation
			USD
British Pound Sterling
GBP3,571	Buy	11/02/05	6,416	6,313	$(103)
Euro
EUR 45,307	Buy	10/04/05	55,919	54,635	(1,284)
Euro
EUR 11,999	Buy	10/04/05	14,996	14,469	(527)
Euro
EUR 32,862	Buy	10/04/05	41,275	39,628	(1,647)
Euro
EUR 274,602	Buy	10/04/05	344,208	331,139	(13,069)
Euro
EUR 141,006	Buy	10/04/05	176,116	170,037	(6,079)
Euro
EUR 7,337	Buy	11/22/05	8,919	8,870	(49)
South African Rand
ZAR 19,542	Buy	10/04/05	3,038	3,073	35

					$(22,723)

British Pound Sterling
GBP23,905	Sell	12/01/05	42,578	42,250	$328
British Pound Sterling
GBP947,833	Sell	11/02/05	1,706,099	1,675,805	30,294
British Pound Sterling
GBP56,345	Sell	11/02/05	101,475	99,621	1,854
British Pound Sterling
GBP13,406	Sell	11/02/05	24,544	23,702	842
British Pound Sterling
GBP84,085	Sell	11/02/05	154,178	148,665	5,513
British Pound Sterling
GBP56,764	Sell	10/04/05	101,682	100,414	1,268
British Pound Sterling
GBP46,874	Sell	11/22/05	83,843	82,854	989
British Pound Sterling
GBP34,599	Sell	11/02/05	61,105	61,172	(67)
British Pound Sterling
GBP14,888	Sell	11/02/05	26,208	26,323	(115)
Euro
EUR 248,883	Sell	10/04/05	307,102	300,125	6,977
Euro
EUR 1,060,351	Sell	10/04/05	1,311,548	1,278,664	32,884
Euro
EUR 367,505	Sell	10/04/05	453,508	443,170	10,339
Euro
EUR 911,467	Sell	10/04/05	1,124,252	1,099,127	25,125
Euro
EUR 12,622	Sell	10/04/05	15,607	15,221	386
Euro
EUR 615,405	Sell	10/04/05	759,053	742,110	16,943
Euro
EUR 108,100	Sell	10/04/05	133,625	130,357	3,268
Euro
EUR 7,137	Sell	10/04/05	8,856	8,607	249
Euro
EUR 14,789	Sell	10/04/05	18,352	17,834	518

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2005 (Unaudited)(continued)

					Unrealized
Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Appreciation
Euro
EUR 29,414	Sell	10/04/05	36,496	35,470	1,026
Euro
EUR 9,893	Sell	10/04/05	12,262	11,929	333
Euro
EUR 43,868	Sell	10/04/05	54,406	52,900	1,506
Euro
EUR 21,012	Sell	10/04/05	26,060	25,338	722
Euro
EUR 1,130,000	Sell	10/17/05	1,409,426	1,363,525	45,901
Euro
EUR 22,921	Sell	10/04/05	28,072	27,640	432
Euro
EUR 238,690	Sell	10/04/05	294,749	287,833	6,916
Euro
EUR 236,984	Sell	10/04/05	294,050	285,776	8,274
Euro
EUR 63,647	Sell	10/04/05	79,007	76,751	2,256
Euro
EUR 17,232	Sell	10/04/05	21,182	20,780	402
Euro
EUR 39,503	Sell	10/04/05	48,327	47,636	691
Euro
EUR 26,592	Sell	10/04/05	32,518	32,067	451
Euro
EUR 32,993	Sell	10/04/05	40,578	39,786	792
Euro
EUR 81,568	Sell	10/04/05	99,854	98,362	1,492
Euro
EUR 82,815	Sell	10/04/05	100,600	99,866	734
Euro
EUR 8,945	Sell	10/04/05	10,866	10,787	79
Euro
EUR 7,663	Sell	10/04/05	9,287	9,240	47
Euro
EUR 249,602	Sell	10/04/05	305,113	300,992	4,121
Euro
EUR 224,663	Sell	11/22/05	273,584	271,603	1,981
Euro
EUR 32,117	Sell	11/22/05	39,120	38,828	292
Euro
EUR 38,729	Sell	10/04/05	47,325	46,703	622
Euro
EUR 19,784	Sell	10/04/05	23,888	23,857	31
Euro
EUR 2,456,729	Sell	11/22/05	2,964,731	2,970,020	(5,289)
Euro
EUR 164,130	Sell	11/22/05	198,007	198,422	(415)
Euro
EUR 25,181	Sell	11/22/05	30,378	30,442	(64)
Euro
EUR 604,489	Sell	12/05/05	729,890	731,311	(1,421)
Euro
EUR 263,477	Sell	12/05/05	318,207	318,754	(547)
Euro
EUR 989,761	Sell	12/05/05	1,195,334	1,197,413	(2,079)

					$206,881

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING MFS Utilities Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Rosetta resources, Inc.	69,880	06/28/05	$1,233,335	$1,327,720	0.6%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%
		Advertising: 0.0%
1,100		Catalina Marketing Corp.	$25,014
1,500	@	Getty Images, Inc.	129,060
600	L	RH Donnelley Corp.	37,956

			192,030

		Aerospace/Defense: 2.5%
56,800	L	Boeing Co.	3,859,560
11,700		General Dynamics Corp.	1,398,735
5,800		Goodrich Corp.	257,172
35,300		Lockheed Martin Corp.	2,154,712
39,200		Northrop Grumman Corp.	2,130,520
31,900		Raytheon Co.	1,212,838
5,500		Rockwell Collins, Inc.	265,760
62,900		United Technologies Corp.	3,260,736

			14,540,033

		Agriculture: 1.7%
113,500		Altria Group, Inc.	8,366,085
2,800	L	Loews Corp.	110,964
4,100		Monsanto Co.	257,275
12,400	L	Reynolds American, Inc.	1,029,448

			9,763,772

		Airlines: 0.0%
3,500	@, L	Alaska Air Group, Inc.	101,710

			101,710

		Apparel: 0.2%
27,000	@	Coach, Inc.	846,720
3,700	L	Nike, Inc.	302,216
6,500	@, L	Timberland Co.	219,570

			1,368,506

		Auto Manufacturers: 0.3%
150,700	L	Ford Motor Co.	1,485,902
400	L	Oshkosh Truck Corp.	17,264
6,700		PACCAR, Inc.	454,863

			1,958,029

		Auto Parts and Equipment: 0.0%
800	@@, L	Autoliv, Inc.	34,800

			34,800

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 7.2%
7,300	L	AmSouth Bancorp	$184,398
270,300		Bank of America Corp.	11,379,630
28,100		BB&T Corp.	1,097,305
15,700	L	Comerica, Inc.	924,730
2,900		Compass Bancshares, Inc.	132,907
13,000		Fifth Third Bancorp	477,490
2,500		Fremont General Corp.	54,575
7,300	L	Hibernia Corp.	219,292
2,500	L	Huntington Bancshares, Inc.	56,175
54,700		KeyCorp	1,764,075
13,700		M & T Bank Corp.	1,448,227
13,600		Marshall & Ilsley Corp.	591,736
5,500		Mellon Financial Corp.	175,835
49,200	L	National City Corp.	1,645,248
3,400		Northern Trust Corp.	171,870
25,800		PNC Financial Services Group, Inc.	1,496,916
25,800	L	Regions Financial Corp.	802,896
23,400		SunTrust Banks, Inc.	1,625,130
2,300	@, L	SVB Financial Group	111,872
25,300		The Bank of New York Co., Inc.	744,073
3,385	@@, L	Toronto-Dominion Bank	166,948
155,500		U.S. Bancorp	4,366,440
8,200		UnionBanCal Corp.	571,704
123,700		Wachovia Corp.	5,886,883
89,000		Wells Fargo & Co.	5,212,730
5,500		Zions Bancorporation	391,655

			41,700,740

		Beverages: 2.0%
12,000	L	Anheuser-Busch Cos., Inc.	516,480
700		Brown-Forman Corp.	41,678
112,200		Coca-Cola Co.	4,845,918
3,700	L	Coca-Cola Enterprises, Inc.	72,150
14,400	L	Pepsi Bottling Group, Inc.	411,120
95,600		PepsiCo, Inc.	5,421,476

			11,308,822

		Biotechnology: 0.9%
49,600	@	Amgen, Inc.	3,951,632
12,400	@, L	Genentech, Inc.	1,044,204
1,500	@, L	Invitrogen Corp.	112,845

			5,108,681

		Building Materials: 0.4%
11,100		American Standard Cos., Inc.	516,705
800		Eagle Materials, Inc.	97,096
3,000		Eagle Materials, Inc.- Class B	347,100
2,900	L	Martin Marietta Materials, Inc.	227,534
26,700		Masco Corp.	819,156
4,700	@, L	USG Corp.	322,984
2,500		Vulcan Materials Co.	185,525

			2,516,100

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.3%
8,500	@@	Agrium, Inc.	$186,745
12,700		Air Products & Chemicals, Inc.	700,278
2,000	L	Ashland Inc	110,480
48,500		Dow Chemical Co.	2,020,995
39,100		E.I. du Pont El de Nemours & Co.	1,531,547
2,500		Eastman Chemical Co.	117,425
3,200		Engelhard Corp.	89,312
4,200	@	FMC Corp.	240,324
18,200		PPG Industries, Inc.	1,077,258
3,800	L	Praxair, Inc.	182,134
27,800		Rohm & Haas Co.	1,143,414
1,900		Sherwin-Williams Co.	83,733
1,200		Valspar Corp.	26,832

			7,510,477

		Coal: 0.0%
2,300		Consol Energy, Inc.	175,421
1,100		Peabody Energy Corp.	92,785

			268,206

		Commercial Services: 0.7%
3,300	@, L	Apollo Group, Inc.	219,087
1,000		Arbitron, Inc.	39,840
30,700		Cendant Corp.	633,648
600		Corporate Executive Board Co.	46,788
3,800		Equifax, Inc.	132,772
1,300	@, L	Labor Ready, Inc.	33,345
37,500		McKesson Corp.	1,779,375
14,000		Moody’s Corp.	715,120
4,400		Paychex, Inc.	163,152
2,140	@	PHH Corp.	58,764
6,100		R.R. Donnelley & Sons Co.	226,127
1,700	L	Robert Half Intl., Inc.	60,503
1,700	@, L	Weight Watchers Intl., Inc.	87,686

			4,196,207

		Computers: 4.1%
64,200	@, L	Apple Computer, Inc.	3,441,762
34,500	@, L	Brocade Communications Systems, Inc.	140,760
700	@, L	Cadence Design Systems, Inc.	11,312
1,400	@	Ceridian Corp.	29,050
203,700	@	Dell, Inc.	6,966,540
27,600	L	Electronic Data Systems Corp.	619,344
100,700	@	EMC Corp.	1,303,058
126,000		Hewlett-Packard Co.	3,679,200
80,200		International Business Machines Corp.	6,433,644
9,800	@	NCR Corp.	312,718
1,200	@, L	Palm Inc	33,996
20,300	@, L	Synopsys, Inc.	383,670
27,100	@, L	Western Digital Corp.	350,403

			23,705,457

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 2.0%
8,500	L	Avon Products, Inc.	$229,500
11,700		Colgate-Palmolive Co.	617,643
90,700		Gillette Co.	5,278,740
96,100	L	Procter & Gamble Co.	5,714,106

			11,839,989

		Distribution/Wholesale: 0.1%
1,100	L	Building Material Holding Corp.	102,509
4,100		Genuine Parts Co.	175,890
3,600	@	Wesco Intl., Inc.	121,932

			400,331

		Diversified Financial Services: 9.3%
48,200		American Express Co.	2,768,608
13,700	@, L	AmeriCredit Corp.	327,019
17,200		Bear Stearns Cos., Inc.	1,887,700
18,700	L	Capital One Financial Corp.	1,487,024
141,800		Charles Schwab Corp.	2,046,174
9,600		CIT Group, Inc.	433,728
302,700		Citigroup, Inc.	13,778,904
42,700		Countrywide Financial Corp.	1,408,246
46,000		Fannie Mae	2,061,720
18,900		Franklin Resources, Inc.	1,586,844
36,600		Freddie Mac	2,066,436
18,400		Goldman Sachs Group, Inc.	2,237,072
7,900	L	Indymac Bancorp, Inc.	312,682
202,200		JPMorgan Chase & Co.	6,860,646
27,200		Lehman Brothers Holdings, Inc.	3,168,256
65,500		MBNA Corp.	1,613,920
72,400		Merrill Lynch & Co., Inc.	4,441,740
75,700		Morgan Stanley	4,083,258
6,900	@	Providian Financial Corp.	121,992
18,600	L	SLM Corp.	997,704

			53,689,673

		Electric: 3.5%
46,200	L	American Electric Power Co., Inc.	1,834,140
9,300	L	CenterPoint Energy, Inc.	138,291
3,100		Cinergy Corp.	137,671
7,800	@, L	CMS Energy Corp.	128,310
12,500		Constellation Energy Group, Inc.	770,000
17,000	L	Dominion Resources, Inc.	1,464,380
53,100	L	Duke Energy Corp.	1,548,927
46,800		Edison Intl.	2,212,704
2,300		Energy East Corp.	57,937
14,600	L	Entergy Corp.	1,085,072
44,200	L	Exelon Corp.	2,362,048
17,300		FirstEnergy Corp.	901,676
25,900	L	FPL Group, Inc.	1,232,840
5,300	@, L	NRG Energy, Inc.	225,780
42,000		PG&E Corp.	1,648,500

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 3.5% (continued)
14,800		PPL Corp.	$478,484
2,700		Progress Energy, Inc.	120,825
22,800	L	Public Service Enterprise Group, Inc.	1,467,408
12,600	L	Southern Co.	450,576
17,800		TXU Corp.	2,009,264

			20,274,833

		Electrical Components and Equipment: 0.2%
12,600		Emerson Electric Co.	904,680
5,600	@	Energizer Holdings, Inc.	317,520

			1,222,200

		Electronics: 0.2%
10,300	@	Agilent Technologies, Inc.	337,325
9,500		Amphenol Corp.	383,230
13,100	L	Applera Corp. - Applied Biosystems Group	304,444
1,200	@, L	Cymer, Inc.	37,584
1,800	@	Thermo Electron Corp.	55,620
1,300	@, L	Thomas & Betts Corp.	44,733

			1,162,936

		Engineering and Construction: 0.0%
2,000	@, L	Washington Group Intl., Inc.	107,780

			107,780

		Entertainment: 0.1%
8,600		International Game Technology	232,200
300	@, L	Isle of Capri Casinos, Inc.	6,414
3,100	@	Penn National Gaming, Inc.	96,441

			335,055

		Environmental Control: 0.2%
7,100		Republic Services, Inc.	250,559
21,600		Waste Management, Inc.	617,976

			868,535

		Food: 1.2%
9,100		Albertson’s, Inc.	233,415
87,100	L	Archer-Daniels-Midland Co.	2,147,886
1,400		Campbell Soup Co.	41,650
4,600		Chiquita Brands Intl., Inc.	128,570
1,700	@, L	Dean Foods Co.	66,062
26,700		General Mills, Inc.	1,286,940
20,200		Hershey Foods Corp.	1,137,462
1,700		Kellogg Co.	78,421
31,200	@, L	Kroger Co.	642,408
6,700	L	Pilgrim’s Pride Corp.	243,880
28,800	L	Safeway, Inc.	737,280
7,800		SUPERVALU, Inc.	242,736

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Food: 1.2% (continued)
4,400		Sysco Corp.	$138,028
340	@, L	TreeHouse Foods Inc.	9,139
200		Whole Foods Market, Inc.	26,890

			7,160,767

		Forest Products and Paper: 0.1%
6,200		Louisiana-Pacific Corp.	171,678
2,200		Potlatch Corp.	114,664
1,200	L	Weyerhaeuser Co.	82,500

			368,842

		Gas: 0.2%
7,300		Atmos Energy Corp.	206,225
4,500		Oneok, Inc.	153,090
17,900		Sempra Energy	842,374
2,400		UGI Corp.	67,560

			1,269,249

		Hand/Machine Tools: 0.0%
2,000		Black & Decker Corp.	164,180

			164,180

		Healthcare-Products: 3.5%
1,500	L	Bausch & Lomb, Inc.	121,020
36,100		Baxter Intl., Inc.	1,439,307
32,100		Becton Dickinson & Co.	1,683,003
17,200	@	Boston Scientific Corp.	401,964
2,300	@, L	Edwards Lifesciences Corp.	102,143
12,400		Guidant Corp.	854,236
1,400	@, L	Haemonetics Corp.	66,542
191,800		Johnson & Johnson	12,137,104
3,200		LCA-Vision, Inc.	118,784
59,700		Medtronic, Inc.	3,201,114
1,500		Mentor Corp.	82,515

			20,207,732

		Healthcare-Services: 2.6%
17,600		Aetna, Inc.	1,516,064
3,200	@, L	American Healthways, Inc.	135,680
2,800	@	Beverly Enterprises, Inc.	34,300
1,500	@, L	Community Health Systems, Inc.	58,215
1,900	@, L	Genesis HealthCare Corp.	76,608
48,800	L	HCA, Inc.	2,338,496
3,600	@	Health Net, Inc.	170,352
8,200	@	Humana, Inc.	392,616
3,900	@, L	Kindred Healthcare, Inc.	116,220
3,500	@, L	Lincare Holdings, Inc.	143,675
4,100	@, L	PacifiCare Health Systems, Inc.	327,098
1,700	@, L	Pediatrix Medical Group, Inc.	130,594
20,900		Quest Diagnostics, Inc.	1,056,286
1,700	@, L	Sierra Health Services, Inc.	117,079
1,100	@, L	Sunrise Senior Living, Inc.	73,414

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 2.6% (continued)
2,600	@	Triad Hospitals, Inc.	$117,702
101,000		UnitedHealth Group, Inc.	5,676,200
3,100	@	Wellchoice, Inc.	235,290
32,900	@	WellPoint, Inc.	2,494,478

			15,210,367

		Home Builders: 0.6%
900	@	Cavco Industries, Inc.	32,652
3,000		Centex Corp.	193,740
32,633	L	DR Horton, Inc.	1,181,967
2,100		KB Home	153,720
8,900	L	Lennar Corp.	531,864
1,600		MDC Holdings, Inc.	126,224
300	@, L	NVR, Inc.	265,485
6,400		Pulte Homes, Inc.	274,688
5,000		Ryland Group, Inc.	342,100
2,400	L	Standard-Pacific Corp.	99,624
2,900	@, L	Toll Brothers, Inc.	129,543

			3,331,607

		Home Furnishings: 0.0%
1,700	L	Whirlpool Corp.	128,809

			128,809

		Household Products/Wares: 0.2%
4,200	L	American Greetings Corp.	115,080
18,000		Kimberly-Clark Corp.	1,071,540
2,700	L	Tupperware Corp.	61,506

			1,248,126

		Housewares: 0.0%
7,100		Toro Co.	260,996

			260,996

		Insurance: 6.0%
16,300	@@	ACE Ltd.	767,241
11,300		AFLAC, Inc.	511,890
58,400		Allstate Corp.	3,228,936
121,100		American Intl. Group, Inc.	7,503,356
5,600	L	AmerUs Group Co.	321,272
4,300	L	Aon Corp.	137,944
6,300		Assurant, Inc.	239,778
23,500		Chubb Corp.	2,104,425
18,300	L	CIGNA Corp.	2,156,838
770		Cincinnati Financial Corp.	32,255
11,100	L	Fidelity National Financial, Inc.	494,172
8,800		First American Corp.	401,896
28,600		Hartford Financial Services Group, Inc.	2,207,062
6,000		HCC Insurance Holdings, Inc.	171,180
1,400	L	Jefferson-Pilot Corp.	71,638
3,200	L	LandAmerica Financial Group, Inc.	206,880
2,400		Lincoln National Corp.	124,848

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 6.0% (continued)
20,800		Loews Corp.	$1,922,128
3,200		Marsh & McLennan Cos., Inc.	97,248
3,800	L	MBIA, Inc.	230,356
47,000		MetLife, Inc.	2,342,010
2,400	L	MGIC Investment Corp.	154,080
4,300	L	Old Republic Intl. Corp.	114,681
900	@@	PartnerRe Ltd.	57,645
2,000		PMI Group, Inc.	79,740
43,300	L	Principal Financial Group, Inc.	2,051,121
15,400		Progressive Corp.	1,613,458
1,900		Protective Life Corp.	78,242
37,200		Prudential Financial, Inc.	2,513,232
2,600		Radian Group, Inc.	138,060
1,000		Reinsurance Group Of America	44,700
8,600		Safeco Corp.	459,068
47,900		St. Paul Travelers Cos., Inc.	2,149,273
2,200		StanCorp Financial Group, Inc.	185,240
1,700	@	Universal American Financial Corp.	38,658
3,000		W.R. Berkley Corp.	118,440

			35,068,991

		Internet: 1.0%
18,400	@, L	Earthlink, Inc.	196,880
5,700	@, L	eBay, Inc.	234,840
8,900	@	Google, Inc.	2,816,494
5,300	@, L	Internet Security Systems	127,253
9,300	@	McAfee, Inc.	292,206
14,300	@, L	Symantec Corp.	324,038
16,000	L	United Online, Inc.	221,600
2,900	@, L	Websense, Inc.	148,509
37,500	@	Yahoo!, Inc.	1,269,000

			5,630,820

		Investment Companies: 0.1%
8,400	L	American Capital Strategies Ltd.	307,944

			307,944

		Iron/Steel: 0.1%
2,600		Carpenter Technology Corp.	152,386
5,800		Nucor Corp.	342,142
1,600	L	Reliance Steel & Aluminum Co.	84,688

			579,216

		Leisure Time: 0.0%
4,000		Harley-Davidson, Inc.	193,760
3,000	L	Nautilus Group, Inc.	66,210

			259,970

		Lodging: 0.7%
1,100		Choice Hotels Intl., Inc.	71,104
9,300		Hilton Hotels Corp.	207,576

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.7% (continued)
16,800		Marriott Intl., Inc.	$1,058,400
39,400	@, L	MGM Mirage	1,724,538
14,000	L	Starwood Hotels & Resorts Worldwide, Inc.	800,380

			3,861,998

		Machinery-Construction and Mining: 0.5%
44,600	L	Caterpillar, Inc.	2,620,250
3,700		Joy Global, Inc.	186,702
1,500	@	Terex Corp.	74,145

			2,881,097

		Machinery-Diversified: 0.1%
1,500		Cummins, Inc.	131,985
4,000		Deere & Co.	244,800
2,600	@, L	Flowserve Corp.	94,510
4,100		Rockwell Automation, Inc.	216,890

			688,185

		Media: 1.9%
61,100	@, L	Comcast Corp.	1,795,118
1,890	@	Discovery Holding Co	27,292
3,700	L	Gannett Co., Inc.	254,671
16,200	@	Liberty Media Corp.	130,410
23,400		McGraw-Hill Cos., Inc.	1,124,136
235,000		Time Warner, Inc.	4,255,850
65,600		Viacom, Inc.	2,165,456
49,700		Walt Disney Co.	1,199,261

			10,952,194

		Metal Fabricate/Hardware: 0.1%
600		Mueller Industries, Inc.	16,662
8,200		Precision Castparts Corp.	435,420
2,400		Quanex Corp.	158,928

			611,010

		Mining: 0.2%
1,800		Alcoa, Inc.	43,956
900	L	Freeport-McMoRan Copper & Gold, Inc.	43,731
10,400	L	Phelps Dodge Corp.	1,351,272

			1,438,959

		Miscellaneous Manufacturing: 4.5%
52,900		3M Co.	3,880,744
6,900	L	Eastman Kodak Co.	167,877
543,900		General Electric Co.	18,313,113
1,200		Harsco Corp.	78,684
19,100		Honeywell Intl., Inc.	716,250
21,800	@@	Ingersoll-Rand Co.	833,414
3,500		ITT Industries, Inc.	397,600

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 4.5% (continued)
1,300		Pall Corp.	$35,750
2,500	L	SPX Corp.	114,875
13,600		Textron, Inc.	975,392
17,600	@@	Tyco Intl. Ltd.	490,160

			26,003,859

		Office/Business Equipment: 0.0%
2,400		Pitney Bowes, Inc.	100,176

			100,176

		Oil and Gas: 13.0%
8,600		Amerada Hess Corp.	1,182,500
28,000		Anadarko Petroleum Corp.	2,681,000
27,100		Apache Corp.	2,038,462
44,300	L	Burlington Resources, Inc.	3,602,476
1,100		Cabot Oil & Gas Corp.	55,561
21,500	@@	Canadian Natural Resources Ltd.	972,557
24,800		Chesapeake Energy Corp.	948,600
146,794		ChevronTexaco Corp.	9,501,976
93,500		ConocoPhillips	6,536,585
45,200		Devon Energy Corp.	3,102,528
4,900	L	Diamond Offshore Drilling	300,125
28,000		EOG Resources, Inc.	2,097,200
391,700		Exxon Mobil Corp.	24,888,618
2,100	@	Forest Oil Corp.	109,410
3,700		Frontier Oil Corp.	164,095
4,400	L	GlobalSantaFe Corp.	200,728
4,900		Helmerich & Payne, Inc.	295,911
1,700	L	Holly Corp.	108,766
1,900	@, L	Houston Exploration Co.	127,775
17,779		Kerr-McGee Corp.	1,726,519
37,700		Marathon Oil Corp.	2,598,661
11,100		Murphy Oil Corp.	553,557
6,100	@	Newfield Exploration Co.	299,510
4,200		Noble Energy, Inc.	196,980
32,200		Occidental Petroleum Corp.	2,750,846
49,400	@, @@	Paramount Resources Ltd.	1,455,695
2,400	L	Pogo Producing Co.	141,456
6,000	@, @@	Precision Drilling Corp.	295,761
600	@	Remington Oil & Gas Corp.	24,900
1,100		St. Mary Land & Exploration Co.	40,260
700	@	Stone Energy Corp.	42,728
7,700		Sunoco, Inc.	602,140
2,500	@, L	Swift Energy Co.	114,375
20,000	@@	Talisman Energy, Inc.	980,183
4,800	L	Tesoro Petroleum Corp.	322,752
18,300	@, L	Transocean, Inc.	1,121,973
19,500	@@	Trilogy Energy Trust	468,766
19,671		Valero Energy Corp.	2,224,003
6,200		Vintage Petroleum, Inc.	283,092

			75,159,030

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 0.2%
9,000		Baker Hughes, Inc.	$537,120
3,600	@, L	Cal Dive Intl., Inc.	228,276
3,500	L	Halliburton Co.	239,820
400	@, L	Universal Compression Holdings, Inc.	15,908

			1,021,124

		Packaging and Containers: 0.1%
10,600	@	Crown Holdings, Inc.	168,964
15,800	@	Owens-Illinois, Inc.	325,796
1,300	@, L	Pactiv Corp.	22,776

			517,536

		Pharmaceuticals: 5.6%
78,500		Abbott Laboratories	3,328,400
13,200	L	Allergan, Inc.	1,209,384
3,600	L	Amerisourcebergen Corp.	278,280
7,300	@	Barr Laboratories, Inc.	400,916
90,100		Bristol-Myers Squibb Co.	2,167,806
10,500		Cardinal Health, Inc.	666,120
20,200	@, L	Caremark Rx, Inc.	1,008,586
23,200		Eli Lilly & Co.	1,241,664
4,600	@	Express Scripts, Inc.	286,120
10,700	@	Gilead Sciences, Inc.	521,732
28,800	@	Medco Health Solutions, Inc.	1,579,104
3,800		Medicis Pharmaceutical Corp.	123,728
204,500		Merck & Co., Inc.	5,564,445
429,400		Pfizer, Inc.	10,722,118
1,300	@	VCA Antech, Inc.	33,176
70,700		Wyeth	3,271,289

			32,402,868

		Pipelines: 0.4%
8,400	L	Kinder Morgan, Inc.	807,744
56,000	L	Williams Cos., Inc.	1,402,800

			2,210,544

		Real Estate: 0.0%
2,100	@	CB Richard Ellis Group Inc	103,320

			103,320

		Retail: 5.3%
3,100	@	7-Eleven, Inc.	110,391
2,300		Abercrombie & Fitch Co.	114,655
3,150	@	Advance Auto Parts, Inc.	121,842
9,800	L	American Eagle Outfitters, Inc.	230,594
10,500	@, L	Autonation, Inc.	209,685
3,000	L	Barnes & Noble, Inc.	113,100
1,100		Bebe Stores, Inc.	19,250
27,500	@	Bed Bath & Beyond, Inc.	1,104,950
25,850		Best Buy Co., Inc.	1,125,251
2,900		Borders Group, Inc.	64,293

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 5.3% (continued)
1,900		CBRL Group, Inc.	$63,954
3,300	@, L	CEC Entertainment, Inc.	104,808
600	@, L	Childrens Place	21,384
6,800		Circuit City Stores, Inc.	116,688
3,200	L	CKE Restaurants Inc	42,176
9,600		Costco Wholesale Corp.	413,664
9,600		Darden Restaurants, Inc.	291,552
5,400		Dillard’s, Inc.	112,752
2,600	@, L	Electronics Boutique Holdings Corp.	163,384
26,200		Federated Department Stores, Inc.	1,751,994
45,700		Gap, Inc.	796,551
94,700		Home Depot, Inc.	3,611,858
35,000		J.C. Penney Co., Inc. Holding Co.	1,659,700
1,600	@, L	Jack in the Box, Inc.	47,856
2,600	L	Longs Drug Stores Corp.	111,514
32,500		Lowe’s Cos., Inc.	2,093,000
53,500		McDonald’s Corp.	1,791,715
4,950	@, L	Men’s Wearhouse, Inc.	132,165
4,800		Michaels Stores, Inc.	158,688
700	L	Movie Gallery, Inc.	7,273
28,300		Nordstrom, Inc.	971,256
7,200	@	Office Depot, Inc.	213,840
4,200	@	Pacific Sunwear of California	90,048
32,500		Staples, Inc.	692,900
1,000	@	Starbucks Corp.	50,100
63,000		Target Corp.	3,271,590
4,100		Tiffany & Co.	163,057
30,700		TJX Cos., Inc.	628,736
2,500	@	Too, Inc.	68,575
101,400		Wal-Mart Stores, Inc.	4,443,348
34,400		Walgreen Co.	1,494,680
4,400	L	Wendy’s Intl., Inc.	198,660
29,100		Yum! Brands, Inc.	1,408,731
3,900	@, L	Zale Corp.	106,002

			30,508,210

		Savings and Loans: 0.5%
8,600		Astoria Financial Corp.	227,212
1,600	L	Downey Financial Corp.	97,440
12,900	L	Golden West Financial Corp.	766,131
600		Sterling Financial Corp.	13,530
51,300	L	Washington Mutual, Inc.	2,011,986

			3,116,299

		Semiconductors: 3.3%
62,300		Applied Materials, Inc.	1,056,608
800	@, L	ATMI, Inc.	24,800
9,200	@, L	Broadcom Corp.	431,572
6,530	@	Freescale Semiconductor, Inc.	153,977
454,100		Intel Corp.	11,193,565
4,000		Intersil Corp.	87,120
400	L	KLA-Tencor Corp.	19,504
12,500	@	LSI Logic Corp.	123,125
15,800	@	MEMC Electronic Materials, Inc.	360,082

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 3.3% (continued)
5,900	@, L	Micrel, Inc.	$66,257
8,900		National Semiconductor Corp.	234,070
700	@, L	Nvidia Corp.	23,996
2,300	@, L	Photronics, Inc.	44,620
148,000		Texas Instruments, Inc.	5,017,200

			18,836,496

		Software: 3.5%
5,500	@	Activision, Inc.	112,475
3,100	L	Autodesk, Inc.	143,964
2,900		Automatic Data Processing, Inc.	124,816
13,000	@	Compuware Corp.	123,500
500	@, L	CSG Systems Intl., Inc.	10,855
1,400		Fair Isaac Corp.	62,720
19,800		First Data Corp.	792,000
4,700	@, L	Fiserv, Inc.	215,589
500		Global Payments, Inc.	38,860
600	@	Hyperion Solutions Corp.	29,190
563,400		Microsoft Corp.	14,496,282
309,200	@	Oracle Corp.	3,830,988
19,000	@	Parametric Technology Corp.	132,430

			20,113,669

		Telecommunications: 5.8%
2,800		Adtran, Inc.	88,200
17,900		Alltel Corp.	1,165,469
77,300		AT&T Corp.	1,530,540
93,000		Bellsouth Corp.	2,445,900
11,900	L	CenturyTel, Inc.	416,262
399,000	@	Cisco Systems, Inc.	7,154,070
49,900	@	Corning, Inc.	964,567
200	L	MCI, Inc.	5,074
169,400		Motorola, Inc.	3,742,046
300	@, L	NTL, Inc.	20,040
38,600		Qualcomm, Inc.	1,727,350
112,400	L	SBC Communications, Inc.	2,694,228
196,687		Sprint Corp.	4,677,217
400	L	Telephone & Data Systems, Inc.	15,020
213,300		Verizon Communications, Inc.	6,972,777

			33,618,760

		Toys/Games/Hobbies: 0.0%
3,900	@, L	Marvel Entertainment Inc	69,693

			69,693

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Transportation: 1.1%
34,800		Burlington Northern Santa Fe Corp.	$2,081,040
5,000	L	CNF, Inc.	262,500
19,300		CSX Corp.	897,064
14,600		FedEx Corp.	1,272,098
6,600		Laidlaw Intl., Inc.	159,522
24,800		Norfolk Southern Corp.	1,005,888
4,300	@, L	Swift Transportation Co., Inc.	76,110
5,500	L	United Parcel Service, Inc.	380,215
2,042	@, L	Yellow Roadway Corp.	84,580

			6,219,017

		Trucking and Leasing: 0.0%
3,400		Gatx Corp.	134,470

			134,470

		Total Common Stock
		(Cost $535,387,124)	575,941,032

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.4%
		Securities Lending CollateralCC: 10.4%
$60,085,515		The Bank of New York Institutional Cash Reserves Fund		$60,085,515

		Total Short-Term Investments
		(Cost $60,085,515)		60,085,515

		Total Investments In Securities
		(Cost $595,472,639)*	109.7%	$636,026,547
		Other Assets and Liabilities—Net	(9.7)	(56,266,178)

		Net Assets	100.0%	$579,760,369

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $597,089,241.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$58,432,341
		Gross Unrealized Depreciation		(19,495,035)

		Net Unrealized Appreciation		$38,937,306

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)

Principal
Amount			Value

Corporate Bonds/Notes: 3.8%
		Airlines: 0.2%
$1,550,000	L	Continental Airlines, Inc., 7.056%, due 09/15/09	$1,567,192
250,000	I, C, **	United Airlines, Inc., 6.020%, due 04/07/16	133,931

			1,701,123

		Auto Manufacturers: 0.3%
2,100,000		DaimlerChrysler NA Holding Corp., 4.430%, due 05/24/06	2,106,243
1,100,000	L	General Motors Corp., 8.375%, due 07/15/33	863,500

			2,969,743

		Banks: 0.2%
1,700,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/01/49	1,681,133
700,000	@@	Skandinaviska Enskilda Bank AB, 3.760%, due 12/08/05	694,995

			2,376,128

		Diversified Financial Services: 0.9%
1,900,000	#, C	BAE Systems Holdings, Inc., 4.050%, due 08/15/08	1,900,908
1,400,000	L	CIT Group, Inc., 7.750%, due 04/02/12	1,606,945
900,000		Citigroup, Inc., 5.625%, due 08/27/12	936,887
3,600,000	C	General Motors Acceptance Corp., 4.870%, due 10/20/05	3,601,413
500,000	C	General Motors Acceptance Corp., 5.850%, due 01/14/09	465,929
100,000		Goldman Sachs Group, Inc., 3.980%, due 07/23/09	100,635
600,000	L	Morgan Stanley, 5.300%, due 03/01/13	606,896

			9,219,613

		Electric: 0.5%
1,000,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	960,791
3,300,000		Midwest Generation LLC, 8.300%, due 07/02/09	3,475,313

			4,436,104

		Forest Products & Paper: 0.1%
400,000	@@	Smurfit Capital Funding PLC, 6.750%, due 11/20/05	401,672

			401,672

		Healthcare — Services: 0.2%
2,390,000	L	HCA, Inc., 5.250%, due 11/06/08	2,359,951

			2,359,951

		Oil & Gas: 0.5%
500,000	@@, C	Conoco Funding Co., 6.350%, due 10/15/11	542,955
150,000		El Paso CGP Co., 7.750%, due 06/15/10	153,750
1,400,000	L	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,557,500
2,200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,695,000
350,000	#	Pemex Project Funding Master Trust, 9.500%, due 03/30/18	446,250

			5,395,455

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Pipelines: 0.3%
$875,000	L, C	El Paso Corp., 7.750%, due 01/15/32	$885,938
925,000	C	El Paso Corp., 7.800%, due 08/01/31	931,938
1,300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	1,296,750

			3,114,626

		Telecommunications: 0.6%
450,000	C	AT&T Corp., 9.050%, due 11/15/11	509,060
975,000		MCI, Inc., 7.688%, due 05/01/09	1,014,000
200,000	L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	196,500
600,000	#, L	Qwest Communications Intl., Inc., 7.500%, due 02/15/14	573,000
950,000	L	Qwest Corp., 8.875%, due 03/15/12	1,042,625
1,000,000	@@, W, I	SatBirds Finance SARL, 0.000%, due 04/04/13	1,205,281
1,900,000		SBC Communications, Inc., 4.125%, due 09/15/09	1,853,764

			6,394,230

		Total Corporate Bonds/Notes (Cost $37,606,861)	38,368,645

U.S. Government Agency Obligations: 56.9%
		Federal Housing Administration: 0.1%
556,936		8.175%, due 03/01/27	541,151

			541,151

		Federal Home Loan Mortgage Corporation: 6.4%
4,998,969	C	2.750%, due 02/15/12	4,962,984
4,745,657	C	3.500%, due 03/15/10	4,733,544
7,778,235	C	3.500%, due 05/15/19	7,708,129
465,184	C	3.500%, due 07/15/32	454,541
4,853,374	C	3.833%, due 10/25/44	4,869,998
184,492	C	4.118%, due 12/15/29	185,956
118,193		4.589%, due 06/01/24	119,976
3,814,218		4.809%, due 01/01/29	3,926,307
1,087,682	C	5.000%, due 09/15/16	1,093,152
4,999,560	C	5.000%, due 05/15/18	5,012,026
1,000,000		5.000%, due 08/01/35	979,250
1,499,951		5.000%, due 09/01/35	1,468,827
432,015		5.500%, due 07/01/07	437,910
3,327,654		5.500%, due 09/01/19	3,378,355
1,537,360		5.500%, due 03/01/23	1,548,665
130,933	C	5.500%, due 07/15/31	131,116
12,405,604		5.500%, due 05/01/35	12,415,684
267,958		5.936%, due 11/01/31	271,047
2,228,398		6.000%, due 01/01/22	2,283,269
2,750,240		6.000%, due 03/01/22	2,816,821
6,509,139		6.000%, due 10/01/22	6,666,719
69,106	C	6.000%, due 10/15/22	69,054
65,393		6.500%, due 07/01/19	67,886
166,452	C	8.250%, due 08/15/21	166,651

			65,767,867

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 50.0%
$4,900,000	W	0.000%, due 10/24/35	$4,946,609
513,144	C	3.460%, due 06/25/43	511,117
3,902,195		4.065%, due 10/01/44	3,948,670
2,301,936	C	4.064%, due 08/01/42	2,317,515
570,864		4.110%, due 05/25/34	569,333
5,056,336		4.000%, due 08/25/09	5,044,239
161,354		4.205%, due 05/01/36	163,206
15,200,000		4.198%, due 11/01/34	15,063,876
521,898		4.330%, due 03/25/17	527,063
676,209		4.730%, due 04/25/32	684,116
251,554		5.000%, due 05/01/18	251,143
1,189,927		5.000%, due 12/01/18	1,187,987
58,902		5.000%, due 01/01/19	58,806
757,287		5.000%, due 02/01/19	755,983
186,357		5.000%, due 07/01/19	185,990
4,100,000	C	5.000%, due 07/29/19	4,157,814
647,657		5.000%, due 08/01/19	646,384
1,006,146		5.000%, due 10/01/19	1,004,169
899,047		5.000%, due 11/01/19	897,280
2,988,627		5.000%, due 12/01/19	2,982,755
976,788		5.000%, due 02/01/20	974,851
570,362		5.000%, due 04/01/20	569,231
57,400,000		5.000%, due 10/15/33	56,198,159
5,156,211		5.001%, due 09/01/34	5,164,716
1,228,251		5.103%, due 12/01/36	1,228,275
174,811		5.500%, due 01/01/14	177,672
156,683		5.500%, due 12/01/14	159,261
33,540		5.500%, due 06/01/16	34,065
249,958		5.500%, due 03/01/17	253,800
235,461		5.500%, due 01/01/18	239,080
2,381,955		5.500%, due 06/01/23	2,398,085
3,422,401		5.500%, due 02/01/24	3,445,575
212,067		5.500%, due 01/01/32	212,246
686,281		5.500%, due 10/01/32	686,863
1,536,555		5.500%, due 01/01/33	1,537,831
10,123,489		5.500%, due 02/01/33	10,131,403
22,392		5.500%, due 04/01/33	22,410
7,869,122		5.500%, due 05/01/33	7,875,230
2,042,887		5.500%, due 10/01/33	2,044,473
1,310,705		5.500%, due 11/01/33	1,311,722
11,503,025		5.500%, due 12/01/33	11,511,953
1,611,008		5.500%, due 01/01/34	1,611,867
7,568,147		5.500%, due 08/01/34	7,571,061
7,328,782		5.500%, due 09/01/34	7,331,603
7,915,422		5.500%, due 11/01/34	7,918,469
7,250,987		5.500%, due 12/01/34	7,253,778
6,625,503		5.500%, due 01/01/35	6,627,776
63,874,144		5.500%, due 02/01/35	63,898,109
25,620,840		5.500%, due 03/01/35	25,627,968
4,896,865		5.500%, due 04/01/35	4,898,840
1,119,907		5.500%, due 05/01/35	1,120,117
12,123,990		5.500%, due 06/01/35	12,126,263
19,197,419		5.500%, due 07/01/35	19,201,643
33,631,286		5.500%, due 08/01/35	33,637,591
45,993,818		5.500%, due 09/01/35	46,003,272

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 50.0% (continued)
$103,000,000		5.500%, due 10/15/35	$102,967,864
6,749,304		6.000%, due 06/01/22	6,908,668
789,280		6.000%, due 09/01/22	807,917
792,334		6.000%, due 10/01/22	811,043
1,546,421		6.000%, due 01/01/23	1,582,935
12,018		6.500%, due 11/01/15	12,439
185,498		6.500%, due 09/01/16	191,937
103,410		6.500%, due 02/01/17	107,000
18,236		6.500%, due 03/01/17	18,869
196,931		6.500%, due 04/01/17	203,773
1,577		6.500%, due 06/01/29	1,629

			510,523,387

		Government National Mortgage Association: 0.4%
854,834		3.750%, due 08/20/27	868,576
1,092,859		4.125%, due 10/20/29	1,092,676
814,066		4.375%, due 01/20/27	816,750
626,603		4.375%, due 05/20/29	628,443
523,520		4.375%, due 04/20/30	527,962

			3,934,407

		Total U.S. Government Agency Obligations (Cost $585,069,205)	580,766,812

U.S. Treasury Obligations: 25.6%
		U.S. Treasury Inflation-Indexed Bond: 1.5%
6,100,000	L	1.875%, due 07/15/13	6,579,031
3,100,000	L	1.875%, due 07/15/15	3,142,665
5,100,000	L	2.000%, due 07/15/14	5,402,204

			15,123,900

		U.S. Treasury Bond: 6.2%
4,400,000	L	6.250%, due 08/15/23	5,262,642
1,400,000	L	7.250%, due 08/15/22	1,829,625
2,900,000	L	7.875%, due 02/15/21	3,945,586
5,800,000	L	8.125%, due 05/15/21	8,071,292
8,600,000	L	8.125%, due 08/15/19	11,744,040
18,300,000	L	8.750%, due 05/15/17	25,356,938
5,400,000	L	8.875%, due 08/15/17	7,573,079

			63,783,202

		U.S. Treasury Note: 17.9%
34,960,000		3.875%, due 09/15/10	34,476,571
34,200,000	L	4.125%, due 05/15/15	33,621,541
12,400,000		4.250%, due 08/15/13	12,361,262
22,100,000	L	4.250%, due 11/15/13	22,011,092
28,900,000	L	4.250%, due 08/15/14	28,728,421
51,900,000	L	4.250%, due 11/15/14	51,545,264

			182,744,151

		Total U.S. Treasury Obligations (Cost $263,983,814)	261,651,253

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Asset-Backed Securities: 1.2%
		Automobile Asset Backed Securities: 0.1%
1,000,000	C	Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	$998,069

			998,069

		Home Equity Asset Backed Securities: 1.0%
2,500,000	C	ACE Securities Corp., 3.948%, due 10/25/35	2,501,174
161,610	C	Advanta Mortgage Loan Trust, 4.205%, due 11/25/29	161,922
4,700,000	C	Argent Securities, Inc., 3.909%, due 10/25/35	4,705,153
606,379	C	Renaissance Home Equity Loan Trust, 4.270%, due 08/25/33	608,553
2,121,109	C	Residential Asset Securities Corp., 3.920%, due 04/25/35	2,122,786

			10,099,588

		Other Asset Backed Securities: 0.1%
65,657	C	Countrywide Asset-Backed Certificates, 4.020%, due 09/25/21	65,695
801,740	C	First Franklin Mtg Loan Asset Backed Certificates, 4.000%, due 10/25/13	802,336

			868,031

		Student Loan Asset-Backed Securities: 0.0%
584,035	C	Student Loan Marketing Association, 3.640%, due 10/26/09	584,337

			584,337

		Total Asset-Backed Securities (Cost $12,550,025)	12,550,025

Collateralized Mortgage Obligations: 8.9%
		Agency Collateral CMO: 1.0%
9,743,250	C	FHLMC Structured Pass Through Securities, 4.033%, due 07/25/44	9,799,943

			9,799,943

		Agency Collateral PAC CMO: 0.2%
1,600,801		Fannie Mae, 3.500%, due 04/25/17	1,588,809

			1,588,809

		Commercial Mortgage-Backed Securities: 0.4%
4,200,000	#, C	Commercial Mortgage Pass Through Certificates, 3.948%, due 03/15/20	4,201,853

			4,201,853

3,866,283	C	Whole Loan Collateralized Mortgage Obligations: 7.1%	3,831,656
5,023,303	C	Banc of America Funding Corp., 4.117%, due 05/25/35	4,965,586
2,283,376	C	Banc of America Mortgage Securities, 5.000%, due 05/25/34	2,260,284
5,100,000	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 11/25/35	5,073,603
3,769,693	C	Bear Stearns Alt-A Trust, 5.433%, due 05/25/35	3,789,598

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

$5,000,000	C	Countrywide Alternative Loan Trust, 4.051%, due 11/20/35	$5,010,190
5,000,000	C	Countrywide Alternative Loan Trust, 4.051%, due 11/20/35	5,010,190
3,269,611	C	Countrywide Home Loan Mortgage Pass Through Trust, 4.150%, due 03/25/35	3,272,302
8,695,739	#,C	Countrywide Home Loan Mortgage Pass Through Trust, 4.170%, due 06/25/35	8,724,492
255,392	C	CS First Boston Mortgage Securities Corp., 4.191%, due 08/25/2033	256,795
939,445	C	CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	941,390
4,709,329	C	Downey Savings & Loan Association Mortgage Loan Trust, 4.961%, due 07/19/44	4,757,190
2,991,202	C	First Horizon Alternative Mortgage Securities, 4.509%, due 03/25/35	2,967,838
6,144	C	First Nationwide Trust, 8.500%, due 09/25/31	6,131
2,242,359	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	2,248,128
5,100,000	C	GSR Mortgage Loan Trust, 4.541%, due 09/25/35	5,043,898
224,969	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	225,315
640,270	C	Homestar Mortgage Acceptance Corp., 4.020%, due 01/25/22	640,714
143,341	#,C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	148,380
345,418	C	Sequoia Mortgage Trust, 4.146%, due 07/20/33	345,969
1,806,465	C	Structured Asset Mortgage Investments, Inc., 4.544%, due 03/25/32	1,818,197
643,901	C	Washington Mutual, Inc., 4.007%, due 02/27/34	637,277
3,945,203	C	Washington Mutual, Inc., 4.100%, due 12/25/27	3,944,388
669,136	C	Washington Mutual, Inc., 4.137%, due 08/25/42	669,272
3,542,719	C	Washington Mutual, Inc., 4.140%, due 01/25/45	3,547,361
701,070	C	Washington Mutual, Inc., 4.265%, due 06/25/42	707,946
213,154	C	Washington Mutual, Inc., 5.131%, due 10/25/32	213,346
180,016	C	Washington Mutual, Inc., 6.000%, due 03/25/17	179,859
1,321,282	C	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	1,297,823

			72,535,118

		Whole Loan Collateral PAC: 0.2%
1,423,396	C	Residential Accredit Loans, Inc., 4.230%, due 03/25/33	1,424,509
24,705	C	Residential Accredit Loans, Inc., 5.500%, due 06/25/17	24,761
1,092,051	C	Residential Asset Securitization Trust, 4.230%, due 05/25/33	1,096,598

			2,545,868

		Total Collateralized Mortgage Obligations (Cost $90,924,630)	90,671,591

Municipal Bonds: 2.3%
		Municipal: 2.3%
865,000	C	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	939,848
1,700,000	C	Chicago Housing Authority/IL, 5.375%, due 07/01/18	1,807,865
1,860,000	C	City of Chicago, IL, 7.110%, due 01/01/34	1,982,872
1,115,000	C	City of Chicago, IL, 7.110%, due 01/01/35	1,195,570
3,000,000		Colorado Department of Transportation, 5.000%, due 12/15/12	3,263,970
700,000		Energy Northwest, 8.110%, due 07/01/13	858,200
1,300,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	1,444,092
800,000	C	IPS Multi-School Building Corp., 5.000%, due 07/15/25	837,176
300,000	C	Kettering City School District, 5.000%, due 12/01/30	313,251
1,557,500	C	Lower Colorado River Authority, 7.110%, due 05/15/33	1,658,831
1,150,000	C	New York City Municipal Water Finance Authority, 7.111%, due 06/15/38	1,241,241
315,000	C	New York City Municipal Water Finance Authority, 7.130%, due 06/15/34	337,327
650,000		State of California, 7.160%, due 07/01/12	768,534
500,000	C	State of Georgia, 7.110%, due 05/01/20	588,590
1,150,000	C	State of Texas, 6.640%, due 04/01/35	1,183,350

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Municipal: 2.3% (continued)
$870,000	C	Tobacco Settlement Financing Corp./LA, 5.875%, due 05/15/39	$921,791
2,300,000	C	Tobacco Settlement Financing Corp., 5.625%, due 06/01/37	2,389,217
1,740,000	C	Tobacco Settlement Financing Corp., 6.000%, due 06/01/37	1,860,686
300,000	C	Tobacco Settlement Financing Corp., 6.750%, due 06/01/39	349,195

		Total Municipal Bond (Cost $22,797,701)	23,941,606

Other Bonds: 7.9%
		Sovereign: 7.9%
336,000	@@, C, L	Brazilian Government Intl. Bond, 4.250%, due 04/15/06	336,622
88,477	@@, C	Brazilian Government Intl. Bond, 4.313%, due 04/15/09	88,034
2,025,908	@@, C	Brazilian Government Intl. Bond, 4.313%, due 04/15/12	1,998,153
5,076,000	@@, L	Brazilian Government Intl. Bond, 8.000%, due 01/15/18	5,380,560
1,040,000	@@	Brazilian Government Intl. Bond, 11.500%, due 03/12/08	1,187,680
800,000	@@, L	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	1,102,800
9,900,000	@@ (1)	Deutsche Bundesrepublik, 3.750%, due 07/04/13	12,552,917
5,700,000	@@ (1)	Deutsche Bundesrepublik, 4.250%, due 01/04/14	7,473,627
7,700,000	@@ (1)	Deutsche Bundesrepublik, 4.500%, due 01/04/13	10,221,140
6,000,000	@@ (1)	Deutsche Bundesrepublik, 5.000%, due 07/04/12	8,156,310
2,100,000	@@ (1)	Deutsche Bundesrepublik, 5.500%, due 01/04/31	3,332,626
1,100,000	@@	Dutch Treasury Certificate, 1.910%, due 11/30/05	1,321,941
2,400,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	2,346,302
1,700,000	@@	France Government Bond OAT, 2.190%, due 11/17/05	2,043,638
900,000	@@	German Treasury Bill, 1.990%, due 01/18/06	1,078,542
1,700,000	@@, #	Hong Kong Government Bond, 5.125%, due 08/01/14	1,722,392
500,000	@@ (1)	Italy Buoni Poliennali Del Tesoro, 5.000%, due 05/01/08	640,250
300,000,000	@@, L (1)	Italy Government Bond, 3.800%, due 03/27/08	2,873,915
1,000,000	@@	Mexico Government Bond, 0.000%, due 06/30/06	205
1,000,000	@@	Mexico Government Bond, 0.000%, due 06/30/07	260
1,300,000	@@	Mexico Government Bond, 6.375%, due 01/16/13	1,386,450
1,000,000	@@	Mexico Government Bond, 8.000%, due 09/24/22	1,217,500
75,000	@@	Mexico Government Bond, 8.125%, due 12/30/19	91,125
900,000	@@	Mexico Government Bond, 8.300%, due 08/15/31	1,127,250
300,000	@@	Panama Government Bond, 8.250%, due 04/22/08	325,125
750,000	@@, L	Panama Government Bond, 8.875%, due 09/30/27	916,875
1,250,000	@@	Panama Government Bond, 9.375%, due 01/16/23	1,584,375
750,000	@@	Peru Government Bond, 9.125%, due 01/15/08	813,750
1,960,000	@@	Peru Government Bond, 9.125%, due 02/21/12	2,361,800
300,000	@@, L	Peru Government Bond, 9.875%, due 02/06/15	384,750
3,530,000	@@, +	Russia Government Bond, 5.000%, due 03/31/30	4,064,987
700,000	@@	Russia Government Bond, 8.250%, due 03/31/10	759,850
180,000	@@	South Africa Government Bond, 6.500%, due 06/02/14	197,100
975,000	@@	South Africa Government Bond, 9.125%, due 05/19/09	1,111,500
100,000	@@, L	Ukraine Government Bond, 6.875%, due 03/04/11	105,570
200,000	@@, L	Ukraine Government Bond, 7.650%, due 06/11/13	220,620

		Total Other Bond (Cost $80,064,171)	80,526,541

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

Preferred Stock: 0.1%
		Diversified Financial Services: 0.1%
13,700	C	Fannie Mae	$754,356

		Total Preferred Stock
		(Cost $685,000)	754,356

Options: 0.0%

No. of Contracts			Value

5,100,000	I	EURO — 3-Month LIBOR Call Swaption, Strike Price 4.500, expires 06/02/06	$45,487
500,000	I	EURO — 3-Month LIBOR Call Swaption, Strike Price 5.750, expires 04/27/09	63,008
500,000	I	EURO — 3-Month LIBOR Put Swaption, Strike Price 6.250, expires 04/27/09	14,585
900		EURO Future Put Options, Strike Price 93.75, expires 12/19/05	—
381		EURO Future Put Options, Strike Price 94.00, expires 12/19/05	—

		Total Purchased Options (Cost $221,880)	123,080

		Total Long-Term Investments:
		(Cost $1,093,893,807)	108,935,390

Principal
Amount			Value

Short-Term Investments: 38.3%
		Commercial Paper: 16.4%
$27,900,000	@@	Bank of Ireland 3.780%, due 09/13/05	$27,684,612
26,400,000	@@	Barclays PLC, 3.600%, due 11/10/05	26,292,293
3,000,000	@@	Barclays PLC, 3.580%, due 11/16/05	2,986,039
800,000	@@	Barclays PLC, 3.750%, due 12/12/5	793,960
1,000,000	@@	Danske Corp., 3.830% due 12/27/05	990,720
19,900,000	@@	IXIS, 3.600%, due 11/10/05	19,818,812
9,900,000	@@	IXIS, 3.900%, due 1/18/06	9,783,378
2,800,000	@@	Rabobank Group, 3.850%, due 12/30/05	2,773,036
500,000	@@	Scandinaviska Enskilda Bank AB, 3.680%, due 11/17/05	497,561
12,700,000	@@	Scandinaviska Enskilda Bank AB, 3.830%, due 12/22/05	12,588,748
5,700,000	@@	Societe Generale, 3.750%, due 12/12/05	5,656,965
25,000,000	@@	Societe Generale, 3.710%, due 11/18/05	24,874,286
27,700,000	@@	Total SA, 3.630%, due 11/23/05	27,549,930
1,900,000	@@	UBS Finance LLC, 3.790%, due 11/28/05	1,888,257
400,000	@@	UBS Finance LLC, 3.690%, due 12/1/05	397,476
400,000	@@	UBS Finance LLC, 3.810%, due 12/22/05	396,520
2,500,000	@@	UBS Finance LLC, 3.930%, due 1/27/06	2,467,950

		Total Commercial Paper (Cost $167,443,575)	167,440,543

		U.S. Government Obligations: 3.0%
30,000,000		Federal Home Loan Bank, 3.000%, due 10/03/05	29,992,500

		Total U.S. Government Obligations (Cost $29,995,000)	29,992,500

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		U.S.Treasury Obligations: 0.2%
$250,000		3.090%, due 12/01/05		$248,675
1,930,000	L	3.120%, due 12/15/05		1,917,366

		Total U.S. Treasury Obligations (Cost $2,164,728)		2,166,041

191,195,823		Securities Lending CollateralCC: 18.7% The Bank of New York Institutional Cash Reserves Fund		191195823

		Total Securities Lending Collateral (Cost $191,195,823)		191,195,823

		Total Short-Term Investments (Cost $390,799,126)		390,794,907

		Total Investments in Securities
		(Cost $1,484,692,933)*	145.0%	$1,480,148,816
		Other Assets and Liabilities-Net	(45.0)	(459,404,828)

		Net Assets	100.0%	$1,020,743,988

	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	CC	Securities purchased with cash collateral for securities loaned
	W	When-issued or delayed delivery security.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors
	(1)	Principal amount presented in European Dollars.
	*	Cost for federal income tax purposes is $1,487,359,435. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$3,742,578
		Gross Unrealized Depreciation	(10,953,197)

		Net Unrealized Depreciation	$(7,210,619)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS

Call Options Written
12,400,000	EURO — 3-Month LIBOR, strike price 4.00, due 06/02/06 Call Swaption: Euro — 3-Month LIBOR	06/02/06	4.00%	$(33,666)
284	U.S. Treasury Note, strike price 115.00, due 11/22/05 Call Options: U.S. Treasury Note Future	11/22/05	$115.00	(4,439)
	Total Liability for Call Options Written (Premiums received $211,082)			$(38,105)

Put Options Written
284	U.S. Treasury Note, strike price 109.00, due 11/22/05 Put Options: U.S. Treasury Note Future	11/22/05	$109.00	$(38,063)
229	U.S. Treasury Note, strike price 108.00, due 11/22/05 Put Options: U.S. Treasury Note Future	11/22/05	$108.00	(12,469)
97	British Pound, strike price 94.25, due 12/21/05 Financial Option Index	12/21/05	$94.25	—

	Total Liability for Put Options Written (Premiums received $266,754)			$(50,532)

The following short positions were held by the ING PIMCO Core Bond Portfolio at September 30, 2005:

Principal		Market
Amount	Descriptions	Value

(15,000,000)	United States Treasury Note, 3.000%, due 11/15/07	(14,653,140)
(33,700,000)	United States Treasury Note, 3.250%, due 08/15/07	(33,162,923)
(16,000,000)	United States Treasury Note, 3.625%, due 05/15/13	(15,351,264)
(2,900,000)	United States Treasury Note, 3.875%, due 02/15/13	(2,826,256)
(11,900,000)	United States Treasury Note, 4.000%, due 11/15/12	(11,709,886)
(12,400,000)	United States Treasury Note, 4.250%, due 08/15/14	(12,326,381)

	Total Short Positions (Proceeds $90,866,789)	$(90,029,850)

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

EURO			USD
EUR 2,526,000	Buy	11/8/2005	3,035,613	$3,051,455	$15,842
Euro
EUR 38,996,000	Sell	11/8/2005	46,962,883	47,107,887	(145,004)

					$(129,162)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Information concerning open futures contracts for the ING PIMCO Core Bond Portfolio at September 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Loss

U.S. 5 Year Treasury Note	73	$7,800,735	12/20/05	$67,296

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss

Eurodollar Future	163	$38,895,875	03/13/06	$(226,686)
90 Day Euro Future	256	61,270,400	11/14/05	(126,334)
90 Day Eurodollar Future	310	74,101,625	12/19/05	(197,625)
Euro Bund Future	318	46,977,604	12/08/05	(129,548)
Japanese 10 Year Bond	1	1,214,487	12/09/05	(160,000)
U.S. Long Bond Future	72	8,237,250	12/20/05	(254,732)

				$(1,094,925)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Information concerning the Credit Default Agreements outstanding for the ING PIMCO Core Bond Portfolio at September 30, 2005, is shown below:

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Albertson’s, Inc.
Receive $300,000 in the event of default and pay 0.680%
Counterparty: Credit Suisse First Boston International	12/20/2008	I	300,000	$9,596

Allstate Corp.
Receive $1,800,000 in the event of default and pay 0.260%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2008		1,800,000	(3,808)

Capital One
Receive $100,000 in the event of default and pay 1.350%
Counterparty: JPMorgan Chase Bank	12/20/2008		100,000	(3,376)

Carnival Corp.
Receive $100,000 in the event of default and pay 0.480%
Counterparty: ABN AMRO Bank N.V.	12/20/2008		100,000	(906)

Costco Wholesale Corp.
Receive $300,000 in the event of default and pay 0.240%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		300,000	(1,088)

DJ CDX XO5 SP
Receive $15,100,000 in the event of default and pay 3.600%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2010		15,100,000	10,962

Eaton Corp.
Receive $1,400,000 in the event of default and pay 0.280%
Counterparty: Citibank NA	12/20/2008		1,400,000	(4,656)

Eli Lilly and Company
Receive $1,500,000 in the event of default and pay 0.160%
Counterparty: Barclays Bank PLC	12/20/2008		1,500,000	(4,993)

Emerson
Receive $1,100,000 in the event of default and pay 0.210%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2008		1,100,000	(1,332)

Federated
Receive $300,000 in the event of default and pay 0.410%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(1,539)

FedEx
Receive $1,100,000 in the event of default and pay 0.290%
Counterparty: Barclays Bank PLC	12/20/2008		1,100,000	(5,323)

Ford
Receive $800,000 in the event of default and pay 2.500%
Counterparty: Lehman Brothers Special Financing, Inc.	9/20/2007	I	800,000	3,261

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Ford
Receive $2,000,000 in the event of default and pay 3.200%
Counterparty: UBS AG	6/20/2006	I	2,000,000	26,278

Ford
Receive $1,000,000 in the event of default and pay 3.250%
Counterparty: UBS AG	6/20/2006	I	1,000,000	13,495

Ford
Receive $500,000 in the event of default and pay 3.600%
Counterparty: UBS AG	6/20/2007	I	500,000	12,367

Ford
Receive $1,000,000 in the event of default and pay 3.750%
Counterparty: Merrill Lynch Capital Services	6/20/2007	I	1,000,000	27,187

Ford
Receive $2,000,000 in the event of default and pay 4.750%
Counterparty: JPMorgan Chase Bank	6/20/2007	I	2,000,000	87,078

Gannett Co., Inc.
Receive $400,000 in the event of default and pay 0.220%
Counterparty: Merrill Lynch Capital Services	12/20/2008		400,000	(123)

General Motors Acceptance Corp.
Receive $2,400,000 in the event of default and pay 1.710%
Counterparty: UBS AG	9/20/2006		2,400,000	(6,996)

General Motors Acceptance Corp.
Receive $2,400,000 in the event of default and pay 1.750%
Counterparty: Merrill Lynch Capital Services	9/20/2006		2,400,000	(6,086)

General Motors Acceptance Corp.
Receive $1,000,000 in the event of default and pay 2.950%
Counterparty: Citibank NA	6/20/2006	I	1,000,000	6,965

General Motors Acceptance Corp.
Receive $1,200,000 in the event of default and pay 3.670%
Counterparty: Citibank NA	6/20/2007	I	1,200,000	17,753

Goodrich Corp.
Receive $300,000 in the event of default and pay 0.900%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(5,517)

Goodrich Corp.
Receive $600,000 in the event of default and pay 0.970%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		600,000	(12,299)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Home Depot, Inc.
Receive $1,500,000 in the event of default and pay 0.120%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		1,500,000	(911)

Ingersoll-Rand Co. Ltd.
Receive $800,000 in the event of default and pay 0.320%
Counterparty: Merrill Lynch Capital Services	12/20/2008		800,000	(5,325)

Johnson & Johnson
Receive $1,500,000 in the event of default and pay 0.110%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		1,500,000	(3,179)

Lockheed Martin Corp.
Receive $300,000 in the event of default and pay 0.440%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(2,903)

Lockheed Martin Corp.
Receive $600,000 in the event of default and pay 0.530%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		600,000	(7,439)

Masco Corp.
Receive $700,000 in the event of default and pay 0.300%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		700,000	(1,904)

Northrop
Receive $600,000 in the event of default and pay 0.480%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		600,000	(6,897)

RadioShack
Receive $700,000 in the event of default and pay 0.350%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008	I	700,000	5,240

Russia
Receive $1,900,000 in the event of default and pay 0.580%
Counterparty: Merrill Lynch Capital Services	6/20/2006	I	100,000	204

Russia
Receive $1,900,000 in the event of default and pay 0.610%
Counterparty: Morgan Stanley Capital Services, Inc.	3/20/2007	I	1,900,000	7,590

Russia
Receive $2,100,000 in the event of default and pay 0.700%
Counterparty: Morgan Stanley Capital Services, Inc.	7/20/2005	I	2,100,000	11,096

Russia
Receive $100,000 in the event of default and pay 0.770%
Counterparty: JPMorgan Chase Bank	5/20/2007	I	100,000	686

TRW, Inc.
Receive $100,000 in the event of default and pay 0.290%
Counterparty: UBS AG	12/20/2008		100,000	(484)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Turkey
Receive $1,200,000 in the event of default and pay 000%
Counterparty: Lehman Brothers Special Financing, Inc.	9/20/2010		1,200,000	(10,333)

Turkey
Receive $500,000 in the event of default and pay 00000%
Counterparty: Lehman Brothers Special Financing, Inc.	10/20/2010		500,000	(421)

Turkey
Receive $600,000 in the event of default and pay 00000%
Counterparty: Morgan Stanley Capital Services, Inc.	10/20/2010		600,000	(3,145)

Wal-mart
Receive $200,000 in the event of default and pay 0.140%
Counterparty: Citibank NA	12/20/2008		200,000	(303)

Wal-mart
Receive $2,300,000 in the event of default and pay 0.140%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		2,300,000	(3,481)

Wal-mart
Receive $300,000 in the event of default and pay 0.150%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(545)

Walt Disney
Receive $300,000 in the event of default and pay 0.530%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(2,623)

Walt Disney
Receive $900,000 in the event of default and pay 0.670%
Counterparty: Barclays Bank PLC	12/20/2008		900,000	(11,664)

Whirlpool
Receive $700,000 in the event of default and pay 0.290%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008	I	700,000	1,468

				121,627

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Information concerning the Interest Rate Swap Agreements outstanding for the ING PIMCO Core Bond Portfolio at September 30, 2005, is shown below:

		Notional	Unrealized
	Termination	Principal	Appreciation
	Date	Amount	(Depreciation)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Lehman Brothers Special Financing, Inc.	12/15/2010	USD 2,800,000	$(49,904)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Barclays Bank PLC	12/15/2010	USD 45,400,000	(687,479)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	8/15/2007	USD 33,700,000	(323,662)

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs International	12/15/2015	USD 26,100,000	694,679

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs International	12/15/2015	USD 34,600,000	(47,190)

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs International	12/15/2015	USD 5,200,000	133,656

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Union Bank of Switzerland AG	6/15/2005	JPY 255,000,000	(11,318,356)

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	6/15/2005	JPY 260,000,000	(9,652,985)

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Goldman Sachs International	6/15/2005	JPY 129,100,000	(3,515,160)

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Goldman Sachs International	6/15/2005	JPY 130,000,000	(5,835,661)

Received a fixed rate equal to 4.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	12/15/2014	EUR 57,400,000	(942,229)

			(31,494,387)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

The following securities have been deemed to be illiquid.

ING Pimco Core Bond Portfolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Albertson’s, Inc. Credit Default Swap, receive $300,000 in the event of default and pay 0.680%	300,000	10/15/2003	$ —	$9,596	0.0%

Ford Motor Credit Default Swap, receive $800,000 in the event of default and pay 2.500%	800,000	7/1/2005	—	3,261	0.0%

Ford Motor Credit Default Swap, receive $2000,000 in the event of default and pay 3.200%	2,000,000	05/13/05	—	26,278	0.0%

Ford Motor Credit Default Swap, receive $1,000,000 in the event of default and pay 3.250%	1,000,000	04/15/05		13,495	0.0%

Ford Motor Credit Default Swap, receive $500,000 in the event of default and pay 3.600%	500,000	04/13/05	—	12,367	0.0%

Ford Motor Credit Default Swap, receive $1,000,000 in the event of default and pay 3.750%	1,000,000	04/11/05	—	27,187	0.0%

Ford Motor Credit Default Swap, receive $2,000,000 in the event of default and pay 4.750%	2,000,000	05/09/05	—	87,078	0.0%

General Motors Acceptance Corp. Credit Default Swap, receive $1,000,000 in the event of default and pay 2.950%	1,000,000	03/31/05	—	6,965	0.0%

General Motors Acceptance Corp. Credit Default Swap, receive $1,200,000 in the event of default and pay 3.670%	1,200,000	03/31/05	—	17,753	0.0%

EURO Call Swaption, Put 3 month LIBOR, 4.500%, expires 04/27/09	5,100,000	06/02/05	147,470	45,487	0.0%

EURO Call Swaption, Put 3 month LIBOR, 5.750%, expires 04/27/09	700,000	04/28/04	25,850	63,008	0.0%

EURO Put Swaption, Put, 3 month LIBOR, 6.250%, expires 04/27/09	1,900,000	04/28/04	35,750	14,585	0.0%

Radioshack Credit Default Swap, receive $700,000 in the event of default and pay 0.350%	700,000	09/29/03	—	5,240	0.0%

Russia Credit Default Swap, receive $1,900,000 in the event of default and pay 0.580%	1,900,000	05/26/05	—	204	0.0%

Russia Credit Default Swap, receive $1,900,000 in the event of default and pay 0.610%	1,900,000	03/11/05	—	7,590	0.0%

Russia Credit Default Swap, receive $2,100,000 in the event of default and pay 0.700%	2,100,000	03/15/05	—	11,096	0.0%

Russia Credit Default Swap, receive $2,100,000 in the event of default and pay 0.770%	2,100,000	05/18/05	—	11,096	0.0%

Russia Credit Default Swap, receive $600,000 in the event of default and pay 1.000%	600,000	07/19/04	—	686	0.0%

SatBirds Finance SARL, 0.000%, due 04/04/13	1,000,000	09/29/05	1,000,000	1,205,281	0.1%

United AirLines, Inc., 6.020%, due 04/07/16	250,000	12/27/01	189,550	133,931	0.1%

Whirlpool Credit Default Swap, receive $700,000 in the event of default and pay 0.290%	700,000	09/24/03	—	1,468	0.0%

			$1,398,620	$1,703,652	0.2%

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)

Principal
Amount			Value

Convertible Bonds: 0.0%
		Electric: 0.0%
$300,000	C, L	CMS Energy Corp., 2.875%, due 12/01/24	$386,625

		Total Convertible Bonds
		(Cost $299,325)	386,625

Corporate Bonds/Notes: 90.2%
		Advertising: 0.1%
750,000	#, C	Lamar Media Corp., 6.625%, due 08/15/15	766,875

			766,875

		Aerospace/Defense: 0.6%
1,400,000	C	Armor Holdings, Inc., 8.250%, due 08/15/13	1,515,500
2,450,000	#, C, L	L-3 Communications Corp., 6.375%, due 10/15/15	2,480,625

			3,996,125

		Agriculture: 1.1%
1,075,000	#, C, L	Alliance One Intl., Inc., 11.000%, due 05/15/12	1,023,938
1,350,000	#, C	Commonwealth Brands, Inc., 9.750%, due 04/15/08	1,424,250
1,650,000	#, C	Commonwealth Brands, Inc., 10.625%, due 09/01/08	1,740,750
3,000,000	C, L	RJ Reynolds Tobacco Holdings, Inc., 7.250%, due 06/01/12	3,090,000

			7,278,938

		Airlines: 1.2%
1,564,876	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,551,387
150,000		Continental Airlines, Inc., 7.056%, due 09/15/09	151,664
438,713		Continental Airlines, Inc., 7.373%, due 12/15/15	383,560
711,941	C, L	Delta Air Lines, Inc., 7.379%, due 05/18/10	684,676
950,000	C	Delta Air Lines, Inc., 7.570%, due 11/18/10	917,902
1,701,500	L	Northwest Airlines, Inc., 6.810%, due 02/01/20	1,511,281
859,500		United Air Lines, Inc., 6.602%, due 09/01/13	839,873
293,196	C	United Air Lines, Inc., 7.186%, due 04/01/11	287,515
1,599,184	C, L	United Air Lines, Inc., 7.730%, due 07/01/10	1,529,117

			7,856,975

		Apparel: 0.5%
3,300,000	#, C, L	Quiksilver, Inc., 6.875%, due 04/15/15	3,184,500

			3,184,500

		Auto Parts & Equipment: 2.9%
3,500,000	C, L	ArvinMeritor, Inc., 8.750%, due 03/01/12	3,447,500
1,675,000	C, L	Delphi Corp., 6.500%, due 05/01/09	1,164,125
1,150,000	C, L	Delphi Corp., 6.500%, due 08/15/13	776,250
2,350,000	C, L	Dura Operating Corp., 8.625%, due 04/15/12	2,103,250
3,000,000	I	Goodyear Tire & Rubber Co., 6.320%, due 04/01/10	3,041,562
700,000	C	Meritor Automotive, Inc., 6.800%, due 02/15/09	672,000
3,200,000	C	Tenneco Automotive, Inc., 10.250%, due 07/15/13	3,592,000
1,725,000	C, L	Tenneco Automotive, Inc., 8.625%, due 11/15/14	1,746,563
3,025,000	C, L	TRW Automotive, Inc., 9.375%, due 02/15/13	3,297,250

			19,840,500

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Chemicals: 3.0%
$1,750,000	C	Airgas, Inc., 6.250%, due 07/15/14	$1,776,250
300,000		Arco Chemical, Co., 10.250%, due 11/01/10	330,000
1,000,000	I	Brenntag AG, 5.880%, due 02/27/12	1,014,156
1,800,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	1,881,000
1,475,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	1,593,000
800,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	876,000
1,404,781	I	Headwaters, Inc., 5.400%, due 04/30/11	1,423,219
32,468	I	Headwaters, Inc, 7.000%, due 04/30/11	32,894
893,593		Headwaters, Inc., 9.020%, due 09/01/12	905,321
3,650,000	C	ISP Chemco, Inc., 10.250%, due 07/01/11	3,955,688
475,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	476,188
650,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	811,101
750,000	C	Kronos Intl., Inc., 8.875%, due 06/30/09	958,492
2,950,000	C	Nalco Co., 7.750%, due 11/15/11	3,031,125
500,000	C, L	Nalco Co., 8.875%, due 11/15/13	515,625
1,000,000	@@, C	Rhodia SA, 8.000%, due 06/01/10	1,205,650

			20,785,709

		Coal: 0.5%
2,975,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	3,123,750

			3,123,750

		Commercial Services: 0.6%
2,125,000	C, L	Alderwoods Group, Inc., 7.750%, due 09/15/12	2,241,875
1,700,000	C	Cenveo Corp., 9.625%, due 03/15/12	1,831,750
106,000	C, L	United Rentals North America, Inc., 7.750%, due 11/15/13	102,820

			4,176,445

		Computers: 0.3%
1,900,000	#, C, L	Solar Capital Corp., 9.125%, due 08/15/13	1,978,375

			1,978,375

		Distribution/Wholesale: 0.7%
1,350,000	C, L	Aviall, Inc., 7.625%, due 07/01/11	1,397,250
1,800,000	C, L	Buhrmann US, Inc., 7.875%, due 03/01/15	1,818,000
1,500,000	C	Buhrmann US, Inc., 8.250%, due 07/01/14	1,541,250

			4,756,500

		Diversified Financial Services: 10.6%
4,514,365	C	AES Ironwood LLC, 8.857%, due 11/30/25	5,146,376
693,807	C	AES Red Oak LLC, 8.540%, due 11/30/19	780,533
4,400,000	C, L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	4,917,000
3,250,000	@@, C	Bluewater Finance Ltd., 10.250%, due 02/15/12	3,542,500
2,000,000	C, I	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,025,000
7,000,000	#, L	DJ CDX NA HY, 8.000%, due 06/29/10	7,026,250

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 10.6% (continued)
$8,910,000	#, L	DJ CDX NA HY, 8.250%, due 06/29/10	$8,865,450
1,200,000	@@, C	Eircom Funding, 8.250%, due 08/15/13	1,308,000
3,000,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	2,786,199
4,650,000		Ford Motor Credit Co., 7.375%, due 02/01/11	4,452,533
400,000		Ford Motor Credit Co., 7.375%, due 10/28/09	386,711
1,945,000	C, L	General Motors Acceptance Corp., 6.000%, due 04/01/11	1,729,445
350,000	L	General Motors Acceptance Corp., 6.750%, due 12/01/14	304,941
2,750,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	2,504,387
2,450,000	L	General Motors Acceptance Corp., 6.875%, due 08/28/12	2,195,548
1,000,000	L	General Motors Acceptance Corp., 7.000%, due 02/01/12	904,192
2,575,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	2,397,052
3,500,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	3,063,729
3,075,000	#, C, L	KRATON Polymers LLC, 8.125%, due 01/15/14	2,998,125
8,063,415	#, L	TRAINS, 7.651%, due 06/15/15	8,228,319
1,900,000	C	Universal City Development Partners, 11.750%, due 04/01/10	2,156,500
2,000,000	C, L	Universal City Florida Holding Co, 8.375%, due 05/01/10	2,085,000
1,300,000	C	Universal City Florida Holding Co., 8.443%, due 05/01/10	1,355,250
1,500,000	I	UPC Financing, 6.500%, due 09/15/12	1,518,282

			72,677,322

		Electric: 8.2%
3,600,000	#, C	AES Corp., 8.750%, due 05/15/13	3,960,000
16,519		Allegheny Energy Supply, 5.000%, due 03/08/11	16,478
3,350,000	C, L	CMS Energy Corp., 7.500%, due 01/15/09	3,525,875
1,440,000	C	Homer City Funding LLC, 8.137%, due 10/01/19	1,634,400
1,950,000	C	Ipalco Enterprises, Inc., 8.375%, due 11/14/08	2,076,750
850,000	C	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	947,750
1,000,000	C	Midwest Generation LLC, 8.300%, due 07/02/09	1,053,125
6,812,251	C	Midwest Generation LLC, 8.560%, due 01/02/16	7,497,734
4,000,000	C	Midwest Generation LLC, 8.750%, due 05/01/34	4,475,000
1,650,000	C	MSW Energy Holdings II LLC, 7.375%, due 09/01/10	1,720,125
45,000	#, C	NRG Energy, Inc., 8.000%, due 12/15/13	48,150
2,810,000	C, L	NRG Energy, Inc., 8.000%, due 12/15/13	3,006,700
1,920,000	C, L	PSEG Energy Holdings, LLC, 10.000%, due 10/01/09	2,140,800
5,750,000	C, L	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	6,224,375
6,125,000	C, L	Reliant Energy, Inc., 6.750%, due 12/15/14	6,048,438
3,350,000	C, L	Reliant Energy, Inc., 9.250%, due 07/15/10	3,651,500
750,000	C	Reliant Energy, Inc., 9.500%, due 07/15/13	832,500
900,000	C	Sierra Pacific Power Co., 7.100%, due 11/02/23	926,277
3,966,944	#, C	South Point Energy Center LLC, 8.400%, due 05/30/12	3,790,911
2,650,000	#, C	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,696,409

			56,273,297

		Electrical Components & Equipment: 0.3%
900,000	@@	Legrand, 8.500%, due 02/15/25	1,084,500
850,000	@@, C	Legrand Holdings SA, 10.500%, due 02/15/13	977,500

			977,500

		Electronics: 1.2%
2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,870,000
4,850,000	C, L	Dresser, Inc., 9.375%, due 04/15/11	5,141,000

			8,011,000

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Entertainment: 1.0%
$3,725,000	#, C	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	$3,757,594
1,000,000	C	Seneca Gaming Corp., 7.250%, due 05/01/12	1,030,000
2,150,000	#, C	Seneca Gaming Corp., 7.250%, due 05/01/12	2,214,500

			7,002,094

		Environmental Control: 1.9%
2,100,000	C, L	Allied Waste North America, Inc., 6.375%, due 04/15/11	2,021,250
4,625,000	#, C, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	4,578,750
2,850,000	C, L	Allied Waste North America, Inc., 7.875%, due 04/15/13	2,921,250
575,000	C, L	Allied Waste North America, Inc., 8.500%, due 12/01/08	602,313
1,050,000	C, L	Allied Waste North America, Inc., 8.875%, due 04/01/08	1,099,875
1,390,000	C, L	Allied Waste North America, Inc., 9.250%, due 09/01/12	1,511,625

			12,735,063

		Food: 1.8%
3,675,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	4,260,578
3,150,000	C, L	Ingles Markets, Inc., 8.875%, due 12/01/11	3,197,250
4,550,000	C	Roundy’s, Inc., 8.875%, due 06/15/12	5,050,500

			12,508,328

		Forest Products & Paper: 2.8%
600,000	@@, C, L	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13	529,500
500,000	@@, C	Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	495,000
2,900,000	@@, C, L	Abitibi-Consolidated, Inc., 8.375%, due 04/01/15	2,863,750
750,000	@@, C, L	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	766,875
3,400,000	@@, C, L	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	3,077,000
1,650,000	@@, C, L	Bowater Canada Finance, 7.950%, due 11/15/11	1,670,625
2,000,000	C, L	Bowater, Inc., 6.500%, due 06/15/13	1,875,000
2,000,000	C	Georgia-Pacific Corp., 7.250%, due 06/01/28	2,067,500
1,000,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	1,045,000
3,300,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	3,654,750
1,200,000	C	Georgia-Pacific Corp., 8.875%, due 05/15/31	1,425,205

			19,470,205

		Gas: 0.0%
300,000		Colorado Interstate Gas Co., 6.850%, due 06/15/37	304,614

			304,614

		Healthcare — Products: 2.3%
3,700,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	3,996,000
2,400,000	X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,502,000
4,615,000	C	Rotech Healthcare, Inc., 9.500%, due 04/01/12	4,961,125
830,000	C	VWR Intl., Inc., 6.875%, due 04/15/12	823,775
3,795,000	C, L	VWR Intl., Inc., 8.000%, due 04/15/14	3,714,356

			15,997,256

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare — Services: 4.4%
$4,850,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	$4,490,938
1,000,000	C	HCA, Inc., 6.250%, due 02/15/13	993,440
500,000	C	HCA, Inc., 6.300%, due 10/01/12	499,491
1,800,000	C, L	HCA, Inc., 6.375%, due 01/15/15	1,789,832
3,775,000		HCA, Inc., 6.750%, due 07/15/13	3,859,949
600,000	C	HCA, Inc., 6.950%, due 05/01/12	620,181
400,000		HCA, Inc., 7.690%, due 06/15/25	403,992
900,000	C, L	Healthsouth Corp., 7.000%, due 06/15/08	884,250
7,700,000	C, L	Healthsouth Corp., 7.625%, due 06/01/12	7,238,000
750,000	C	Healthsouth Corp., 8.375%, due 10/01/11	718,125
175,000	C, L	Tenet Healthcare Corp., 6.500%, due 06/01/12	164,063
4,200,000	C, L	Tenet Healthcare Corp., 7.375%, due 02/01/13	4,000,500
1,575,000	C, L	Triad Hospitals, Inc., 7.000%, due 05/15/12	1,626,188
2,300,000	C, L	Triad Hospitals, Inc., 7.000%, due 11/15/13	2,340,250

			30,079,199

		Holding Companies — Diversified: 1.3%
7,400,000	@@, C	JSG Funding PLC, 9.625%, due 10/01/12	7,474,000
1,150,000	@@, C	JSG Funding PLC, 10.125%, due 10/01/12	1,504,350

			1,504,350

		Household Products/Wares: 0.6%
2,925,000	C	Rayovac Corp., 8.500%, due 10/01/13	2,837,250
1,525,000	C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	1,380,125

			4,217,375

		Leisure Time: 0.6%
750,000	@@, C	Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	789,375
300,000	@@	Royal Caribbean Cruises Ltd., 6.875%, due 12/01/13	312,750
3,000,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	3,210,000

			4,312,125

		Lodging: 3.6%
690,000	C	Boyd Gaming Corp., 7.750%, due 12/15/12	728,813
1,000,000	L	ITT Corp., 7.375%, due 11/15/15	1,090,000
300,000	L	Mandalay Resort Group, 7.625%, due 07/15/13	313,500
3,513,000	C, L	Mandalay Resort Group, 9.375%, due 02/15/10	3,890,648
4,200,000	#, C, L	MGM Mirage, 6.625%, due 07/15/15	4,173,750
3,650,000	C, L	MGM Mirage, 8.375%, due 02/01/11	3,942,000
850,000	C	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	930,750
1,825,000	C	Station Casinos, Inc., 6.000%, due 04/01/12	1,831,844
2,100,000	C, L	Station Casinos, Inc., 6.500%, due 02/01/14	2,110,500
500,000	#, C, L	Station Casinos, Inc., 6.875%, due 03/01/16	509,375
5,525,000	C, L	Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	5,310,906

			24,832,086

		Media: 7.7%
1,110,000	C	American Media Operations, Inc., 10.250%, due 05/01/09	1,085,025
1,190,000	@@, C, L	CanWest Media, Inc., 8.000%, due 09/15/12	1,268,838
3,250,000	C, L	CCO Holdings LLC, 8.750%, due 11/15/13	3,225,625
2,750	**	Charter Communications Corp., 0.000%, due 04/26/11	2,767
1,086,250	I	Charter Communications Corp., 6.930%, due 04/26/11	1,092,993

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Media: 7.7% (continued)
$1,000,000	#, C, L	Charter Communications Corp., 8.000%, due 04/30/12	$1,012,500
2,000,000	#, C	Charter Communications Corp., 8.375%, due 04/30/14	2,020,000
2,250,000	#, C	CSC Holdings, Inc., 7.000%, due 04/15/12	2,137,500
2,700,000	L	CSC Holdings, Inc., 7.625%, due 04/01/11	2,666,250
1,100,000		CSC Holdings, Inc., 7.875%, due 02/15/18	1,056,000
4,100,000		CSC Holdings, Inc., 8.125%, due 08/15/09	4,151,250
2,600,000	C	Dex Media Finance Co., 8.500%, due 08/15/10	2,762,500
3,371,000	C	Dex Media Finance Co., 9.875%, due 08/15/13	3,737,596
4,125,000	#, C	DirecTV Holdings LLC, 6.375%, due 06/15/15	4,114,688
592,000	C	DirecTV Holdings LLC, 8.375%, due 03/15/13	648,980
20,000	C	Echostar DBS Corp., 5.750%, due 10/01/08	19,825
3,580,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	3,562,100
1,000,000	C	Echostar DBS Corp., 7.304%, due 10/01/08	1,022,500
1,250,000	@@, #, C, L	IESY Repository, 10.375%, due 02/15/15	1,328,125
2,000,000	@@, C	Lighthouse Intl. Co. SA, 8.000%, due 04/30/14	2,558,992
4,035,000	@@, #, C	Lighthouse Intl. Co. SA, 8.000%, due 04/30/14	5,162,767
4,540,000	C, L	Mediacom Broadband LLC, 11.000%, due 07/15/13	4,914,550
1,420,000	@@, C, L	Rogers Cable, Inc., 6.750%, due 03/15/15	1,430,650
950,000	C	Sinclair Broadcast Group, Inc., 8.750%, due 12/15/11	1,002,250
770,000	C, L	Young Broadcasting, Inc., 10.000%, due 03/01/11	731,500

			52,715,771

		Mining: 0.5%
3,700,000	@@, #, C	Novelis, Inc., 7.250%, due 02/15/15	3,515,000

			3,515,000

		Miscellaneous Manufacturing: 1.1%
1,500,000	@@, #, C, L	Bombardier, Inc., 6.750%, due 05/01/12	1,406,250
494,321	@@, I	Invensys PLC, 6.881%, due 09/05/09	499,264
1,600,000	@@, I	Invensys PLC, 8.529%, due 09/05/09	1,640,000
1,350,000	@@, #, C, L	Invensys PLC, 9.875%, due 03/15/11	1,348,313
2,375,000	C	Trinity Industries, Inc., 6.500%, due 03/15/14	2,351,250

			7,245,077

		Office/Business Equipment: 0.9%
2,800,000	C, L	Xerox Corp., 6.875%, due 08/15/11	2,940,000
1,800,000		Xerox Corp., 7.200%, due 04/01/16	1,971,000
900,000	C, L	Xerox Corp., 7.625%, due 06/15/13	960,750

			5,871,750

		Oil & Gas: 3.6%
1,500,000	C, L	Chesapeake Energy Corp., 6.375%, due 06/15/15	1,515,000
250,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	254,375
1,600,000	C	Chesapeake Energy Corp., 7.500%, due 06/15/14	1,716,000
400,000		El Paso CGP Co., 6.500%, due 06/01/08	396,000
1,500,000		El Paso CGP Co., 7.625%, due 09/01/08	1,531,875
400,000	L	El Paso CGP Co., 7.750%, due 06/15/10	410,000
600,000	L	El Paso CGP Co., 7.750%, due 10/15/35	579,000
300,000		El Paso CGP Co., 9.625%, due 05/15/12	333,000
2,000,000		El Paso CGP Co., 10.750%, due 10/01/10	2,260,000
3,225,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	3,386,250
750,000	C	Encore Acquisition Co., 6.250%, due 04/15/14	750,000

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil & Gas: 3.6% (continued)
$875,000	C	Exco Resources, Inc., 7.250%, due 01/15/11	$910,000
300,000	@@, #	Gaz Capital SA, 8.625%, due 04/28/34	395,250
800,000	@@	Gazprom Intl. SA, 7.201%, due 02/01/20	875,280
2,700,000	@@, L	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	3,351,780
1,425,000	C, L	Plains Exploration & Production Co., 7.125%, due 06/15/14	1,506,938
600,000		Valero Energy Corp., 7.800%, due 06/14/10	623,250
1,850,000	C, L	Vintage Petroleum, Inc., 7.875%, due 05/15/11	1,942,500
1,950,000	C	Vintage Petroleum, Inc., 8.250%, due 05/01/12	2,096,250

			24,832,748

		Oil & Gas Services: 1.2%
706,000	#, C	Dresser-Rand Group, Inc., 7.375%, due 11/01/14	736,005
500,000	C	Hanover Compressor Co., 9.000%, due 06/01/14	558,125
1,818,000	C, L	Hanover Equipment Trust, 8.500%, due 09/01/08	1,899,810
2,000,000	C	Newpark Resources, 8.625%, due 12/15/07	2,000,000
2,500,000	C	SESI LLC, 8.875%, due 05/15/11	2,650,000

			7,843,940

		Packaging & Containers: 2.9%
2,850,000	@@, C	Crown European Holdings SA, 9.500%, due 03/01/11	3,135,000
825,000	@@, C	Crown European Holdings SA, 10.875%, due 03/01/13	961,125
750,000	C	Greif Bros. Corp., 8.875%, due 08/01/12	808,125
2,425,000	C, L	Jefferson Smurfit Corp., 8.250%, due 10/01/12	2,291,625
1,650,000	@@, C	Norampac, Inc., 6.750%, due 06/01/13	1,650,000
745,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	778,525
1,450,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	1,515,250
1,800,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	1,953,000
4,150,000	C, L	Stone Container Corp., 8.375%, due 07/01/12	3,963,250
650,000	C, L	Stone Container Corp., 9.750%, due 02/01/11	663,000
2,000,000	@@, C	Stone Container Finance, 7.375%, due 07/15/14	1,790,000

			19,508,900

		Pipelines: 5.3%
1,125,000	I	El Paso Corp., 5.550%, due 11/22/09	1,139,063
1,852,500	I	El Paso Corp., 6.240%, due 11/22/09	1,877,329
400,000	C	El Paso Corp., 7.375%, due 12/15/12	404,000
1,100,000	C	El Paso Corp., 7.800%, due 08/01/31	1,108,250
4,200,000	C, L	El Paso Corp., 7.875%, due 06/15/12	4,368,000
4,700,000	C	Roseton/Danskammer, 7.270%, due 11/08/10	4,679,438
2,300,000	C, L	Roseton/Danskammer, 7.670%, due 11/08/16	2,289,938
1,000,000	C	Sonat, Inc., 7.000%, due 02/01/18	955,000
4,600,000	C	Sonat, Inc., 7.625%, due 07/15/11	4,692,000
2,425,000	C	Transmontaigne, Inc., 9.125%, due 06/01/10	2,558,375
1,360,000	C	Williams Cos., Inc., 7.500%, due 01/15/31	1,451,800
3,725,000	C, L	Williams Cos., Inc., 7.625%, due 07/15/19	4,050,938
1,275,000	C	Williams Cos, Inc., 7.750%, due 06/15/31	1,386,563
2,600,000	C	Williams Cos., Inc., 7.875%, due 09/01/21	2,873,000
1,800,000	C, L	Williams Cos., Inc., 8.750%, due 03/15/32	2,133,000

			35,966,694

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Real Estate: 0.1%
$750,000	C,L	Forest City Enterprises, Inc., 7.625%, due 06/01/15	$798,750

			798,750

		Real Estate Investment Trust: 0.8%
3,500,000	C, L	Host Marriott LP, 6.375%, due 03/15/15	3,412,500
575,000	#	Ventas Realty LP, 6.750%, due 06/01/10	586,500
1,650,000	C	Ventas Realty LP, 8.750%, due 05/01/09	1,773,750

			5,772,750

		Retail: 2.8%
4,000,000	#, C, I	AmeriGas Partners LP, 7.250%, due 05/20/15	4,200,000
375,000		AmeriGas Partners LP, 8.830%, due 04/19/10	390,864
2,000,000	C	Ferrellgas Partners LP, 8.750%, due 06/15/12	2,040,000
2,500,000	I	Farrellgas Partners LP, 8.780%, due 08/01/07	2,584,298
1,825,000	C	Ferrellgas Escrow LLC, 6.750%, due 05/01/14	1,752,000
1,375,000		JC Penney Co., Inc., 7.125%, due 11/15/23	1,519,375
475,000	L	JC Penney Co., Inc., 7.400%, due 04/01/37	515,969
2,250,000		JC Penney Co., Inc., 7.650%, due 08/15/16	2,553,750
375,000	C	JC Penney Co., Inc., 8.125%, due 04/01/27	397,031
500,000		JC Penney Co., Inc., 9.000%, due 08/01/12	591,250
2,725,000	C, L	Suburban Propane Partners LP, 6.875%, due 12/15/13	2,493,375

			19,037,912

		Software: 0.1%
3,000,000	C	UGS Corp., 10.000%, due 06/01/12	3,300,000

			3,300,000

		Telecommunications: 10.3%
2,050,000	C	American Cellular Corp., 10.000%, due 08/01/11	2,244,750
3,999		Centennial Communications Corp., 5.570%, due 01/20/11	4,047
1,500,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	1,455,000
2,550,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	2,722,125
3,300,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	3,267,000
2,000,000	C	Citizens Communications Co., 6.250%, due 01/15/13	1,930,000
1,000,000	C	Dobson Cellular Systems, 8.375%, due 11/01/11	1,057,500
1,800,000	#, C	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,845,000
1,250,000	@@, #, C	Intelsat Bermuda Ltd., 8.625%, due 01/15/15	1,281,250
2,800,000	@@, #, C, L	Intelsat Bermuda Ltd., 8.695%, due 01/15/12	2,863,000
6,875,000	C, L	MCI, Inc., 8.735%, due 05/01/14	7,682,813
800,000	@@, #, L	Mobile Telesystems, 8.000%, due 01/28/12	849,000
800,000	@@, L	Mobile Telesystems, 8.375%, due 10/14/10	863,840
1,100,000	L	Northwestern Bell Telephone, 7.750%, due 05/01/30	1,006,500
3,550,000	C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	3,399,125
300,000	C	Qwest Capital Funding, Inc., 7.750%, due 02/15/31	260,250
6,050,000	+, C	Qwest Communications Intl., Inc., 7.250%, due 02/15/11	5,921,438
7,650,000	#, C	Qwest Communications Intl., Inc., 7.500%, due 02/15/14	7,305,750
3,750,000	C	Qwest Communications Intl., Inc., 7.500%, due 02/15/14	3,581,250
1,000,000	C	Qwest Corp., 7.200%, due 11/10/26	900,000
500,000	C	Qwest Corp., 7.250%, due 10/15/35	446,250
640,000	I, L	Qwest Corp., 8.100%, due 06/30/07	661,467
5,100,000	C, L	Qwest Corp., 8.875%, due 03/15/12	5,597,250
2,000,000	C	Qwest Services Corp., 13.500%, due 12/15/10	2,300,000
1,540,000	@@, C, L	Rogers Cable, Inc., 8.000%, due 12/15/12	1,634,325

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 10.3% (continued)
$850,000	@@, C, L	Rogers Wireless, Inc., 6.375%, due 03/01/14	$858,500
250,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	265,625
740,000	@@, C, L	Rogers Wireless, Inc., 7.500%, due 03/15/15	801,050
3,200,000	C	Rural Cellular Corp., 8.250%, due 03/15/12	3,376,000
1,775,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	1,806,063
1,050,000	C	Time Warner Telecom, Inc., 10.125%, due 02/01/11	1,086,750
1,184,000	C, L	Time Warner Telecom, Inc., 9.750%, due 07/15/08	1,204,720

			70,477,638

		Transportation: 0.4%
1,800,000	@@, #, C	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	1,953,000
950,000	C	Horizon Lines LLC, 9.000%, due 11/01/12	1,022,428

			2,975,428

		Total Corporate Bonds/Notes
		(Cost $613,675,539)	617,067,364

U.S. Treasury Obligations: 2.7%
		U.S. Treasury Bonds: 2.7%
3,700,000	L	4.125%, due 05/15/15	3,637,418
4,400,000	L	4.250%, due 11/15/13	4,382,299
9,100,000	L	5.375%, due 02/15/31	10,197,697

		Total U.S. Treasury Obligations
		(Cost $18,455,858)	18,217,414

Other Bonds: 4.9%
		Sovereign: 4.9%
102,943	@@	Brazil Government Intl. Bond, 4.313%, due 04/15/12	101,532
15,251,000	@@, L	Brazil Government Intl. Bond, 8.000%, due 01/15/18	16,166,060
1,900,000	@@	Brazil Government Intl. Bond, 8.250%, due 01/20/34	1,914,250
500,000	@@, L	Brazil Government Intl. Bond, 10.000%, due 08/07/11	583,750
300,000	@@	Brazil Government Intl. Bond, 10.250%, due 06/17/13	357,750
3,600,000	@@	Brazil Government Intl. Bond, 10.500%, due 07/14/14	4,366,800
1,550,000	@@, L	Brazil Government Intl. Bond, 11.000%, due 01/11/12	1,903,400
1,500,000	@@, C	Brazil Government Intl. Bond, 11.000%, due 08/17/40	1,840,875
1,850,000	@@, L	Panama Government Intl. Bond, 8.875%, due 09/30/27	2,261,625
500,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	633,750
1,150,000	@@, L	Peru Government Intl. Bond, 9.875%, due 02/06/15	1,474,875
1,400,000	@@	Republic of Guatemala, 9.250%, due 08/01/13	1,684,438

			33,289,105

		Total Other Bonds
		(Cost $30,581,384)	33,289,105

		Total Long-Term Investments:
		(Cost $663,012,106)	$668,960,508

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount					Value

Short Term Investments: 40.0%
			U.S. Government Agency Obligations: 1.9%
$13,000,000			Federal Home Loan Bank, 3.000%, due 10/03/05		$12,996,750

			Total U.S. Government Agency Obligations
			(Cost $12,997,833)		12,996,750

			Commercial Paper: 2.6%
	L		DnB NOR Bank, 3.920%, due 01/13/06		98,870
5,000,000			Rabobank Group, 3.880%, due 10/03/05		4,998,383
12,800,000			UBS Finance, 3.940%, 01/30/06		12,631,552

			Total Commercial Paper
			(Cost $17,727,026)		17,728,805

242,914,595			Securities Lending CollateralCC: 35.5%
			The Bank of New York Institutional Cash Reserves		242,914,595

			Total Securities Lending Collateral:
			(Cost $242,914,595)		242,914,595

			Total Short-Term Investments:
			(Cost $273,639,454)		273,640,150

			Total Investments In Securities
			(Cost $936,651,560)*	137.8%	$942,600,658
			Other Assets and Liabilities-Net	(37.8)	(258,365,609)

			Net Assets	100.0%	$684,235,049

		@@	Foreign Issuer
		+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
		#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
		C	Bond may be called prior to maturity date.
		cc	Securities purchased with cash collateral for securities loaned.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
		**	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Fund’s Board of Directors.
		*	Cost for federal income tax purposes is $937,263,838.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$14,439,203
			Gross Unrealized Depreciation		(9,102,383)

			Net Unrealized Appreciation		$5,336,820

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

At September 30, 2005 the following written options were outstanding for the ING PIMCO High Yield Portfolio:

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS

Call Options Written
49,700,000	EURO - 3-Month LIBOR, strike price 4.000%, due 06/02/06
	Call Swaption: Euro - 3-Month LIBOR	06/02/06	4.00%	$134,936

	Total Liability for Call Options Written

	(Premiums received $253,470)			$134,936

Put Options Written
49,700,000	EURO - 3-Month LIBOR, strike price 5.500%, due 06/02/06
	Call Swaption: Euro - 3-Month LIBOR	06/02/06	5.50%	231,801

	Total Liability for Put Options Written

	(Premiums received $278,320)			$231,801

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	(Depreciation)

EURO			USD
EUR 2,526,000	Sell	11/8/2005	12,022,527	$12,059,648	($37,121)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

Information concerning the Credit Default Agreements outstanding for the ING PIMCO High Yield Bond Portfolio at September 30, 2005, is shown below:

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Bombardier Capital, Inc.
Receive $3,000,000 in the event of default and pay 2.000%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2005	I,X	3,000,000	$5,499

General Motors Acceptance Corp.
Receive $1,000,000 in the event of default and pay 0.820%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2005	X	3,000,000	(13,562)

General Motors Acceptance Corp.
Receive $2,000,000 in the event of default and pay 1.200%
Counterparty: Lehman Brothers Special Financing, Inc.	3/20/2006	X	2,000,000	(16,239)

General Motors Acceptance Corp.
Receive $2,000,000 in the event of default and pay 1.160%
HSBC Bank USA, NA	3/20/2006	I,X	2,000,000	(15,843)

General Motors Acceptance Corp.
Receive $4,500,000 in the event of default and pay 3.500%
Counterparty: Merrill Lynch Capital Services	6/20/2006	X	4,500,000	48,920

MCI, Inc.
Receive $1,500,000 in the event of default and pay 1.150%
Counterparty: Credit Suisse First Boston International	12/20/2005	X	1,500,000	3,756

				12,531

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2005 (Unaudited)(continued)

The following securities have been deemed to be illiquid.
ING PIMCO High Yield Portofolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
AmeriGas Partners LP, 8.830%, due 04/19/10	375,000	04/30/04	398,984	390,864	0.1%
Bombardier Capital, Inc., 2.000%, due 12/20/05	2,000,000	04/30/04	2,083,295	2,025,000	0.3
Bombardier Capital, Inc.	3,000,000	04/30/04	—	5,499	0.0
Brenntag AG, 4.730%, due 02/27/12	1,000,000	04/30/04	1,011,266	1,014,156	0.1
Charter Communications Corp.,5.380%, due 04/26/11	1,086,250	04/30/04	1,083,763	1,092,993	0.2
Continental Airlines, Inc.,6.920%, due 04/02/13	1,564,876	04/30/04	1,549,233	1,551,387	0.2
El Paso Corp., 5.550%, due 11/22/09	1,125,000	11/19/04	1,125,000	1,139,063	0.2
El Paso Corp., 6.240%, due 11/22/09	1,852,500	11/19/04	1,852,500	1,877,329	0.3
Farrellgas Partners LP, 8.780%, due 08/01/07	2,500,000	05/20/04	2,603,251	2,584,298	0.4
General Motors Acceptance Corp.	4,500,000	04/22/05	—	48,920	0.0
Goodyear Tire & Rubber Co., 6.320%, due 04/01/10	3,000,000	04/01/05	3,000,000	3,041,562	0.4
Headwaters, Inc., 5.400%, due 04/30/11	1,404,781	12/06/04	1,423,311	1,423,219	0.2
Headwaters, Inc, 7.000%, due 04/30/11	32,468	07/21/05	32,919	32,894	0.0
Invensys PLC, 8.529%, due 09/05/09	1,600,000	04/30/04	1,610,297	1,640,000	0.2
Invensys PLC, 6.881%, due 09/05/09	494,321	04/30/04	495,691	499,264	0.1
MCI, Inc.	1,500,000	09/22/04	—	3,756	0.0
Qwest Corp., 8.100%, due 06/30/07	640,000	04/30/04	655,648	661,467	0.1
UPC Financing, 6.500%, due 09/15/12	1,500,000	03/03/05	1,500,000	1,518,282	0.2

			20,425,158	20,549,953	3.0%

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Shares			Value

Common Stock: 98.9%
		Advertising: 1.0%
12,671		Omnicom Group, Inc.	$1,059,676

			1,059,676

		Aerospace/Defense: 2.6%
10,149		General Dynamics Corp.	1,213,313
32,081		United Technologies Corp.	1,663,079

			2,876,392

		Airlines: 0.5%
36,770		Southwest Airlines Co.	546,035

			546,035

		Apparel: 0.2%
6,484		Liz Claiborne, Inc.	254,951

			254,951

		Auto Manufacturers: 2.3%
111,095		Ford Motor Co.	1,095,397
21,969		PACCAR, Inc.	1,491,475

			2,586,872

		Auto Parts & Equipment: 1.0%
18,165		Johnson Controls, Inc.	1,127,138

			1,127,138

		Banks: 7.8%
16,082		Bank of America Corp.	677,052
14,605		First Horizon National Corp.	530,892
41,260		National City Corp.	1,379,734
23,009		State Street Corp.	1,125,600
16,480		SunTrust Banks, Inc.	1,144,536
12,599		The Bank of New York Co., Inc.	370,537
41,572		US BanCorp	1,167,342
10,648		Wachovia Corp.	506,738
24,528		Wells Fargo & Co.	1,436,605
5,786		Zions Bancorporation	412,021

			8,751,057

		Beverages: 1.3%
25,976		PepsiCo, Inc.	1,473,099

			1,473,099

		Biotechnology: 0.7%
9,229	@	Amgen, Inc.	735,274

			735,274

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Chemicals: 1.8%
6,625		Air Products & Chemicals, Inc.	$365,303
10,100		Ecolab, Inc.	322,493
11,982		E.I. du Pont de Nemours & Co.	469,335
5,394		PPG Industries, Inc.	319,271
11,969		Praxair, Inc.	573,674

			2,050,076

		Computers: 3.6%
8,983	@	Computer Sciences Corp.	424,986
29,783	@	Dell, Inc.	1,018,579
6,683		Diebold, Inc.	230,296
7,012	@	DST Systems, Inc.	384,468
22,932	@	EMC Corp.	296,740
42,669		Hewlett-Packard Co.	1,245,935
104,091	@	Sun Microsystems, Inc.	408,037

			4,009,041

		Cosmetics/Personal Care: 1.3%
20,244		Colgate-Palmolive Co.	1,068,681
11,718		Estee Lauder Cos., Inc. - Class A	408,138

			1,476,819

		Diversified Financial Services: 4.7%
19,810		American Express Co.	1,137,886
16,152		Citigroup, Inc.	735,239
11,997		Federated Investors, Inc.	398,660
14,849		Merrill Lynch & Co., Inc.	910,986
30,980		T. Rowe Price Group, Inc.	2,022,994

			5,205,765

		Electric: 1.5%
9,445		Consolidated Edison, Inc.	458,555
12,027		Exelon Corp.	642,723
15,170		Southern Co.	542,479

			1,643,757

		Electrical Components & Equipment: 0.6%
9,745		Emerson Electric Co.	699,691

			699,691

		Food: 3.7%
22,633		Campbell Soup Co.	673,332
11,779		General Mills, Inc.	567,748
15,074		Hershey Co.	848,817
19,737		H.J. Heinz Co.	721,190
4,810		Kellogg Co.	221,885

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Food: 3.7% (continued)
20,055		Sara Lee Corp.	$380,042
23,622		Sysco Corp.	741,022

			4,154,036

		Forest Products & Paper: 0.3%
13,247		MeadWestvaco Corp.	365,882

			365,882

		Gas: 0.2%
7,223		KeySpan Corp.	265,662

			265,662

		Healthcare - Products: 4.6%
21,961		Becton Dickinson & Co.	1,151,415
13,014		Biomet, Inc.	451,716
33,227		Johnson & Johnson	2,102,605
11,889		Medtronic, Inc.	637,488
16,785		Stryker Corp.	829,683

			5,172,907

		Household Products/Wares: 0.2%
3,831		Clorox Co.	212,774

			212,774

		Insurance: 2.6%
4,829	@@	ACE Ltd.	227,301
9,611	@@	Axis Capital Holdings Ltd.	274,010
17,182		Chubb Corp.	1,538,648
3,209		Hartford Financial Services Group, Inc.	247,639
4,746	@@	Montpelier Re Holdings Ltd.	117,938
9,431		Safeco Corp.	503,427

			2,908,963

		Internet: 0.8%
41,726	@	Symantec Corp.	945,511

			945,511

		Machinery - Construction & Mining: 1.0%
19,753		Caterpillar, Inc.	1,160,489

			1,160,489

		Machinery - Diversified: 1.4%
19,285		Deere & Co.	1,180,242
7,157		Rockwell Automation, Inc.	378,605

			1,558,847

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Media: 5.2%
16,677		Gannett Co., Inc.	$1,147,878
20,913		John Wiley & Sons, Inc.	872,909
47,901		McGraw-Hill Cos, Inc.	2,301,164
85,426	@@	Reed Elsevier NV	1,181,649
13,541		Walt Disney Co.	326,744

			5,830,344

		Mining: 5.4%
17,868		Alcoa, Inc.	436,337
15,608	@@	BHP Billiton Ltd. ADR	533,481
23,596	@@	Inco Ltd.	1,117,271
5,218		Newmont Mining Corp.	246,133
10,446		Phelps Dodge Corp.	1,357,249
56,379	@@	Rio Tinto PLC	2,317,348

			6,007,819

		Miscellaneous Manufacturing: 1.1%
29,968		General Electric Co.	1,009,023
3,915		Parker Hannifin Corp.	251,774

			1,260,797

		Office/Business Equipment: 0.9%
17,598	@@	Canon, Inc. ADR	954,867

			954,867

		Oil & Gas: 9.2%
14,084		Apache Corp.	1,059,398
43,318		ChevronTexaco Corp.	2,803,974
19,314		ConocoPhillips	1,350,242
46,105		Exxon Mobil Corp.	2,929,511
12,652		Occidental Petroleum Corp.	1,080,860
18,283		Pioneer Natural Resources Co.	1,004,102

			10,228,087

		Oil & Gas Services: 0.9%
8,301		Schlumberger Ltd.	700,438
5,177	@	Weatherford Intl. Ltd.	355,453

			1,055,891

		Pharmaceuticals: 6.6%
24,937		Abbott Laboratories	1,057,329
14,942	@	Barr Pharmaceuticals, Inc.	820,615
19,296		Bristol-Myers Squibb Co.	464,262
18,654		Eli Lilly & Co.	998,362
23,027		Merck & Co., Inc.	626,565
16,676		Mylan Laboratories, Inc.	321,180
16,634	@@	Novartis AG ADR	848,334
3,661		Pfizer, Inc.	91,415
1,959	@@	Roche Holding AG	273,284
6,071	@@	Roche Holding AG ADR	423,334

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Pharmaceuticals: 6.6% (continued)
53,912		Schering-Plough Corp.	$1,134,848
8,680	@@	Teva Pharmaceutical Industries Ltd. ADR	290,086

			7,349,614

		Retail: 7.6%
7,742		Barnes & Noble, Inc.	291,873
4,653		Costco Wholesale Corp.	200,498
14,449		CVS Corp.	419,165
10,082		Federated Department Stores, Inc.	674,184
2,800	@	GameStop Corp.	79,492
16,259		Gap, Inc.	283,394
5,620		Home Depot, Inc.	214,347
14,023		Lowe’s Cos., Inc.	903,081
33,131		Nordstrom, Inc.	1,137,056
12,529		Staples, Inc.	267,118
43,019		Target Corp.	2,233,976
42,110		Walgreen Co.	1,829,680

			8,533,864

		Savings & Loans: 0.9%
25,915		Washington Mutual, Inc.	1,016,386

			1,016,386

		Semiconductors: 3.4%
27,541		Applied Materials, Inc.	467,095
5,876	@	Freescale Semiconductor, Inc.	138,556
57,572		Intel Corp.	1,419,150
50,871		Texas Instruments, Inc.	1,724,527

			3,749,328

		Software: 2.9%
22,782		Adobe Systems, Inc.	680,043
20,764		Automatic Data Processing, Inc.	893,683
7,390	@	Fiserv, Inc.	338,979
52,596		Microsoft Corp.	1,353,295

			3,266,000

		Telecommunications: 6.1%
6,374		Alltel Corp.	415,011
44,159		BellSouth Corp.	1,161,382
12,425		CenturyTel, Inc.	434,627
63,903		Motorola, Inc.	1,411,616
65,432	@@	Nokia Oyj ADR	1,106,455
65,807		SBC Communications, Inc.	1,577,394
22,480		Verizon Communications, Inc.	734,871

			6,841,356

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares				Value

		Transportation: 2.8%
14,500		Burlington Northern Santa Fe Corp.		$867,100
55,280		Norfolk Southern Corp.		2,242,157

				3,109,257

		Water: 0.2%
4,957		Aqua America, Inc.		188,465

				188,465

		Total Common Stock
		(Cost $109,418,831)		110,632,789

		Total Investments In Securities
		(Cost $109,418,831)*	98.9%	$110,632,789
		Other Assets and Liabilities-Net	1.1	1,191,799

		Net Assets	100.0%	$111,824,588

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $109,419,646.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,791,657
		Gross Unrealized Depreciation		(578,514)

		Net Unrealized Appreciation		$1,213,143

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Shares			Value

Common Stock: 97.2%
		Advertising: 1.5%
879,520	@, L	Interpublic Group of Cos., Inc.	$10,237,613

			10,237,613

		Apparel: 1.1%
181,801		Liz Claiborne, Inc.	7,148,415

			7,148,415

		Banks: 6.2%
93,944		City National Corp.	6,584,535
233,115	L	Keycorp	7,517,959
144,665		Marshall & Ilsley Corp.	6,294,374
337,751		Mellon Financial Corp.	10,797,899
187,562		North Fork Bancorporation, Inc.	4,782,831
420		Washington Banking Co.	7,728
83,035	L	Zions Bancorporation	5,912,922

			41,898,248

		Beverages: 1.3%
35,396	@, @@, L	Cott Corp.	626,509
125,979		Molson Coors Brewing Co.	8,063,916

			8,690,425

		Building Materials: 1.2%
177,892		American Standard Cos., Inc.	8,280,873

			8,280,873

		Chemicals: 4.5%
206,673		Air Products & Chemicals, Inc.	11,395,949
157,941		Ashland, Inc.	8,724,661
175,328		PPG Industries, Inc.	10,377,664

			30,498,274

		Commercial Services: 2.4%
98,121		McKesson Corp.	4,655,841
301,757	L	R.R. Donnelley & Sons Co.	11,186,132

			15,841,973

		Computers: 3.4%
604,768	@	BISYS Group, Inc.	8,122,034
185,329		Imation Corp.	7,945,054
82,786	@	Lexmark Intl., Inc.	5,054,085
50,800	@	NCR Corp.	1,621,028

			22,742,201

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Distribution/Wholesale: 1.8%
187,444		W.W. Grainger, Inc.	$11,793,976

			11,793,976

		Diversified Financial Services: 5.0%
88,709		Bear Stearns Inc.	9,735,813
143,816		AG Edwards, Inc.	6,300,579
358,286	L	Federated Investors, Inc.	11,905,844
300,671	@	Providian Financial Corp.	5,315,863

			33,258,099

		Electric: 8.2%
125,038		Constellation Energy Group, Inc.	7,702,341
156,429		Edison Intl.	7,395,963
94,075	L	Entergy Corp.	6,991,654
188,744	@, L	NRG Energy, Inc.	8,040,494
241,626		NSTAR	6,987,824
230,839		PG&E Corp.	9,060,431
552,646	@	Reliant Resources, Inc.	8,532,854

			54,711,561

		Electronics: 1.5%
1,007,320		Symbol Technologies, Inc.	9,750,858

			9,750,858

		Entertainment: 0.8%
271,558	L	Regal Entertainment Group	5,442,022

			5,442,022

		Environmental Control: 1.7%
331,972		Republic Services, Inc.	11,715,292

			11,715,292

		Food: 3.0%
43,809	@	Dean Foods Co.	1,702,418
137,875		H.J. Heinz Co.	5,037,953
529,312		Safeway, Inc.	13,550,387

			20,290,758

		Forest Products & Paper: 1.1%
276,642		MeadWestvaco Corp.	7,640,852

			7,640,852

		Gas: 0.4%
102,596		Atmos Energy Corp.	2,898,337

			2,898,337

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Healthcare - Products: 1.3%
374,300	@	Boston Scientific Corp.	$8,747,391

			8,747,391

		Healthcare - Services: 3.0%
172,578	@	Laboratory Corp. of America Holdings	8,406,274
889,621	@, L	Tenet Healthcare Corp.	9,990,444
42,736	@	Triad Hospitals, Inc.	1,934,659

			20,331,377

		Home Furnishings: 0.6%
49,659	L	Whirlpool Corp.	3,762,662

			3,762,662

		Insurance: 11.2%
195,240	L	Assurant, Inc.	7,430,834
98,296		CIGNA Corp.	11,585,167
68,800		Marsh & McLennan Cos., Inc.	2,090,832
182,018	@@	Platinum Underwriters Holdings Ltd.	5,440,518
327,971		PMI Group, Inc.	13,076,204
142,817		Safeco Corp.	7,623,571
475,519	L	UnumProvident Corp.	9,748,140
15,686		White Mountain Insurance Group Ltd.	9,474,344
225,394	@@, L	Willis Holdings Ltd.	8,463,545

			74,933,155

		Internet: 1.4%
369,892	@	Expedia, Inc.	7,327,561
91,511	@, L	IAC/InterActiveCorp	2,319,804

			9,647,365

		Leisure Time: 0.9%
139,431		Royal Caribbean Cruises Ltd.	6,023,419

			6,023,419

		Machinery - Diversified: 1.2%
129,464		Deere & Co.	7,923,197

			7,923,197

		Media: 3.6%
250,798		Clear Channel Communications, Inc.	8,248,746
250,785	@	Entercom Communications Corp.	7,922,298
237,667		Tribune Co.	8,054,535

			24,225,579

		Mining: 1.5%
135,383		Freeport-McMoRan Copper & Gold, Inc.	6,578,260
153,238		Novelis, Inc.	3,285,423

			9,863,683

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Miscellaneous Manufacturing: 1.0%
276,927	L	Eastman Kodak Co.	$6,737,634

			6,737,634

		Office/Business Equipment: 1.2%
606,121	@	Xerox Corp.	8,273,552

			8,273,552

		Oil & Gas: 5.3%
135,539		Devon Energy Corp.	9,303,397
99,098		ENSCO Intl., Inc.	4,616,976
55,645	@, @@	Nabors Industries, Ltd.	3,996,980
116,131		Occidental Petroleum Corp.	9,921,071
12,340		Pioneer Natural Resources Co.	677,713
47,896		Tesoro Petroleum Corp.	3,220,527
65,576	@, L	Transocean, Inc.	4,020,465

			35,757,129

		Oil & Gas Services: 0.6%
58,759	@, L	Weatherford Intl. Ltd.	4,034,393

			4,034,393

		Packaging & Containers: 1.6%
298,694		Ball Corp.	10,974,018

			10,974,018

		Pharmaceuticals: 1.9%
22,944	@, L	Par Pharmaceutical Cos, Inc.	610,769
438,777		Perrigo Co.	6,278,899
151,344	@@	Shire Pharmaceuticals PLC ADR	5,598,215

			12,487,883

		Retail: 8.0%
349,297	@, L	BJ’s Wholesale Club, Inc.	9,710,457
711,775	L	Blockbuster, Inc.	3,380,931
250,690		CVS Corp.	7,272,517
94,839		Federated Department Stores, Inc	6,341,884
639,687		Foot Locker, Inc.	14,034,732
225,121	L	Ruby Tuesday, Inc.	4,898,633
194,668		Tiffany & Co.	7,741,946

			53,381,100

		Savings & Loans: 1.1%
330,799		Hudson City Bancorp, Inc.	3,936,508
169,030		Sovereign Bancorp, Inc.	3,725,421

			7,661,929

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Software: 1.1%
112,289	@	Dun & Bradstreet Corp.	$7,396,476

			7,396,476

		Telecommunications: 4.0%
201,254		CenturyTel, Inc.	7,039,865
1,596,587	@	Cincinnati Bell, Inc.	7,040,949
163,141		Scientific-Atlanta, Inc.	6,119,419
650,772	@	Tellabs, Inc.	6,846,121

			27,046,354

		Toys/Games/Hobbies: 0.8%
323,010		Mattel, Inc.	5,387,807

			5,387,807

		Transportation: 0.8%
75,800	@@	Canadian National Railway Co.	5,381,042

			5,381,042

		Total Common Stock
		(Cost $642,840,261)	652,816,922

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 5.5%
		U.S. Government Agency Obligations 3.2%
$21,500,000		Federal Home Loan Bank, 3.042%, due 10/03/05		$21,494,625

		Total U.S. Government Agency Obligations
		(Cost $21,496,417)		21,494,625

		Securities Lending CollateralCC: 2.3%
15,540,237		The Bank of New York Institutional Cash Reserve Fund		15,540,237

		Total Securities Lending Collateral
		(Cost $15,540,237)		15,540,237

		Total Short-Term Investments
		(Cost $37,036,654)		37,034,862

		Total Investments In Securities
		(Cost $679,876,915)*	102.7%	$689,851,784
		Other Assets and Liabilities-Net	(2.7)	(18,091,692)

		Net Assets	100.0%	$671,760,092

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $680,933,972.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,185,895
		Gross Unrealized Depreciation		(6,268,083)

		Net Unrealized Appreciation		$8,917,812

ING SALOMON BROTHERS ALL CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Shares			Value

Common Stock: 92.4%
		Advertising: 1.5%
528,300	@, L	Interpublic Group of Cos., Inc.	$6,149,412

			6,149,412

		Aerospace/Defense: 2.6%
52,300		Boeing Co.	3,553,785
184,900		Raytheon Co.	7,029,898

			10,583,683

		Airlines: 1.5%
406,100	L	Southwest Airlines Co.	6,030,585

			6,030,585

		Auto Parts & Equipment: 0.5%
33,300	L	BorgWarner, Inc.	1,880,118

			1,880,118

		Banks: 3.3%
784	@@	Mitsubishi Tokyo Financial Group, Inc.	10,281,136
65,800		State Street Corp.	3,218,936

			13,500,072

		Beverages: 0.3%
16,900	L	Molson Coors Brewing Co.	1,081,769

			1,081,769

		Biotechnology: 1.3%
31,300	@	Amgen, Inc.	2,493,671
354,200	@	Aphton Corp.	226,688
156,975	@, L	Enzo Biochem, Inc.	2,411,136

			5,131,495

		Chemicals: 3.4%
104,700		Dow Chemical Co.	4,362,849
153,200		E.I. du Pont de Nemours & Co.	6,000,844
129,100		Engelhard Corp.	3,603,181

			13,966,874

		Computers: 0.1%
12,000	@, L	Electronics for Imaging, Inc.	275,280
13,000	@	Maxwell Technologies, Inc.	183,560

			458,840

ING SALOMON BROTHERS ALL CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Diversified Financial Services: 6.5%
104,300		American Express Co.	$5,990,992
8,000		Goldman Sachs Group, Inc.	972,640
235,300		J.P. Morgan Chase & Co.	7,983,729
233,800		MBNA Corp.	5,760,832
89,100		Merrill Lynch & Co., Inc.	5,466,285

			26,174,478

		Electronics: 2.5%
148,200	@	Agilent Technologies, Inc.	4,853,550
68,400	@, @@, L	L.G. Philips LCD Co. Ltd. ADR	1,406,304
997,750	@, L	Solectron Corp.	3,901,203

			10,161,057

		Food: 4.4%
132,100	L	Kraft Foods, Inc.	4,040,939
245,400	L	Safeway, Inc.	6,282,240
252,200	@@	Unilever PLC	2,645,889
110,200	@@	Unilever PLC ADR	4,652,644

			17,621,712

		Forest Products & Paper: 1.7%
80,800	@, L	Smurfit-Stone Container Corp.	837,088
89,200	L	Weyerhaeuser Co.	6,132,500

			6,969,588

		Healthcare - Products: 1.8%
113,100		Johnson & Johnson	7,156,968

			7,156,968

		Insurance: 7.9%
59,100		AMBAC Financial Group, Inc.	4,258,746
79,100		American Intl. Group, Inc.	4,901,036
72,900	L	Chubb Corp.	6,528,195
175,900	@	CNA Surety Corp.	2,501,298
31,800		Hartford Financial Services Group, Inc.	2,454,006
63,800	L	MGIC Investment Corp.	4,095,960
184,300		PMI Group, Inc.	7,348,041

			32,087,282

		Iron/Steel: 0.2%
30,200		Allegheny Technologies, Inc.	935,596

			935,596

		Machinery - Construction & Mining: 1.5%
101,300	L	Caterpillar, Inc.	5,951,375

			5,951,375

ING SALOMON BROTHERS ALL CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Machinery - Diversified: 0.4%
26,100		Deere & Co.	$1,597,320

			1,597,320

		Media: 8.3%
62,100		Clear Channel Communications, Inc.	2,042,469
198,900	@	Comcast Corp.	5,724,342
218,700	L	News Corp., Inc.	3,608,550
317,100		News Corp., Inc. - Class A	4,943,589
344,100	@@	Pearson PLC	4,020,362
400,900		Time Warner, Inc.	7,260,299
252,700		Walt Disney Co.	6,097,651

			33,697,262

		Mining: 1.9%
179,200		Alcoa, Inc.	4,376,064
83,500	@, L	RTI Intl. Metals, Inc.	3,285,725
119,300	@	WGI Heavy Minerals, Inc.	94,247

			7,756,036

		Miscellaneous Manufacturing: 1.7%
79,700		Honeywell Intl., Inc.	2,988,750
133,800	@@, L	Tyco Intl. Ltd.	3,726,330

			6,715,080

		Office/Business Equipment: 0.1%
44,300		IKON Office Solutions, Inc.	442,114

			442,114

		Oil & Gas: 5.9%
49,200	L	Anadarko Petroleum Corp.	4,710,900
13,100	@@	BP PLC ADR	928,135
68,600		ChevronTexaco Corp.	4,440,478
36,500		ConocoPhillips	2,551,715
62,300		Exxon Mobil Corp.	3,958,542
52,300	L	GlobalSantaFe Corp.	2,385,926
98,400	L	Murphy Oil Corp.	4,907,208

			23,882,904

		Oil & Gas Services: 3.3%
66,600	L	Baker Hughes, Inc.	3,974,688
100,600		Halliburton Co.	6,893,112
27,600	L	Schlumberger Ltd.	2,328,888

			13,196,688

		Pharmaceuticals: 7.9%
136,100		Abbott Laboratories	5,770,640
25,900	L	Eli Lilly & Co.	1,386,168
115,400	@@, L	GlaxoSmithKline PLC ADR	5,917,712
147,700	@@	Novartis AG ADR	7,532,700

ING SALOMON BROTHERS ALL CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Pharmaceuticals: 7.9% (continued)
203,800		Pfizer, Inc.	$5,088,886
139,200		Wyeth	6,440,784

			32,136,890

		Pipelines: 1.3%
36,200	@, L	Dynegy, Inc.	170,502
197,500		Williams Cos., Inc.	4,947,375

			5,117,877

		Retail: 3.8%
146,200	L	Costco Wholesale Corp.	6,299,758
112,100		Home Depot, Inc.	4,275,494
107,300		Wal-Mart Stores, Inc.	4,701,886

			15,277,138

		Semiconductors: 5.8%
270,000		Applied Materials, Inc.	4,579,200
82,900	@	Novellus Systems, Inc.	2,079,132
24,100	@@, #	Samsung Electronics Co. Ltd. GDR	6,803,073
657,823	@@, L	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,407,305
135,500		Texas Instruments, Inc.	4,593,450

			23,462,160

		Software: 2.7%
402,400	@, L	Micromuse, Inc.	3,170,912
305,600		Microsoft Corp.	7,863,088

			11,034,000

		Telecommunications: 6.4%
189,600	@	Cisco Systems, Inc.	3,399,528
1,666,000	@	Lucent Technologies, Inc.	5,414,500
188,600	L	Motorola, Inc.	4,166,174
186,600	@@, L	Nokia Oyj - ADR	3,155,406
174,400	L	SBC Communications, Inc.	4,180,368
209,800	@@, L	Vodafone Group PLC ADR	5,448,506

			25,764,482

		Toys/Games/Hobbies: 1.9%
215,200	L	Hasbro, Inc.	4,228,680
211,600	L	Mattel, Inc.	3,529,488

			7,758,168

		Total Common Stock
		(Cost $323,336,746)	373,679,023

ING SALOMON BROTHERS ALL CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 21.1%
		U.S. Government Agency Obligation: 6.4%
$26,049,000		Federal Home Loan Bank, 3.170%, due 10/03/05		$26,042,119

		Total U.S. Government Agency Obligation
		(Cost $26,044,413)		26,042,119

		Securities Lending CollateralCC: 17.6%
71,162,822		The Bank of New York Institutional Cash Reserves Fund		71,162,822

		Total Securities Lending Collateral
		(Cost $71,162,822)		71,162,822

		Total Short-Term Investments		97,204,941

		(Cost $97,207,235)
		Total Investments In Securities
		(Cost $420,543,981)*	116.5%	$470,883,964
		Other Assets and Liabilities-Net	(16.5)	(66,675,454)

		Net Assets	100.0%	$404,208,510

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $420,912,994.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$62,058,265
		Gross Unrealized Depreciation		(12,087,295)

		Net Unrealized Appreciation		$49,970,970

ING SALOMON BROTHERS INVESTORS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Shares			Value

Common Stock: 95.8%
		Aerospace/Defense: 4.5%
53,300		Boeing Co.	$3,621,735
53,800		Raytheon Co.	2,045,476
46,700		United Technologies Corp.	2,420,928

			8,088,139

		Agriculture: 3.8%
91,700		Altria Group, Inc.	6,759,207

			6,759,207

		Banks: 8.5%
144,200	L	Bank of America Corp.	6,070,820
26,700		Comerica, Inc.	1,572,630
57,500		U.S. BanCorp	1,614,600
52,800	L	Wachovia Corp.	2,512,752
59,500		Wells Fargo & Co.	3,484,915

			15,255,717

		Chemicals: 1.8%
27,900		Air Products & Chemicals, Inc.	1,538,406
41,900		E.I. du Pont de Nemours & Co.	1,641,223

			3,179,629

		Computers: 2.0%
23,600		International Business Machines Corp.	1,893,192
28,000	@	Lexmark Intl., Inc.	1,709,400

			3,602,592

		Diversified Financial Services: 10.5%
46,400		American Express Co.	2,665,216
44,400	L	Capital One Financial Corp.	3,530,688
46,500		Freddie Mac	2,625,390
21,500		Goldman Sachs Group, Inc.	2,613,970
76,500		J.P. Morgan Chase & Co.	2,595,645
38,700		MBNA Corp.	953,568
62,800		Merrill Lynch & Co., Inc.	3,852,780

			18,837,257

		Food: 2.5%
150,100	@	Kroger Co.	3,090,559
77,800	L	Sara Lee Corp.	1,474,310

			4,564,869

		Gas: 1.3%
50,400		Sempra Energy	2,371,824

			2,371,824

ING SALOMON BROTHERS INVESTORS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Healthcare - Products: 1.1%
32,300		Johnson & Johnson	$2,043,944

			2,043,944

		Healthcare - Services: 3.2%
50,900		UnitedHealth Group, Inc.	2,860,580
37,100	@	WellPoint, Inc.	2,812,922

			5,673,502

		Household Products/Wares: 2.0%
34,800		Avery Dennison Corp.	1,823,172
29,300		Kimberly-Clark Corp.	1,744,229

			3,567,401

		Housewares: 1.0%
77,600	L	Newell Rubbermaid, Inc.	1,757,640

			1,757,640

		Insurance: 5.6%
63,900		American Intl. Group, Inc.	3,959,244
23,200		Chubb Corp.	2,077,560
31,800		Loews Corp.	2,938,638
23,200		St. Paul Travelers Cos., Inc.	1,040,984

			10,016,426

		Media: 8.6%
92,200	@, L	Comcast Corp.	2,708,836
16,070	@, L	Discovery Holding Co.	232,051
45,900	@	EchoStar Communications Corp.	1,357,263
11,200	@, L	Liberty Global, Inc.	303,296
11,200	@	Liberty Global, Inc. - Series C	288,400
234,700	@	Liberty Media Corp.	1,889,335
237,800	L	News Corp.	3,923,700
166,700		Time Warner, Inc.	3,018,937
52,100		Viacom, Inc.	1,719,821

			15,441,639

		Miscellaneous Manufacturing: 1.3%
32,300		Textron, Inc.	2,316,556

			2,316,556

		Oil & Gas: 12.2%
24,100	L	Burlington Resources, Inc.	1,959,812
82,200		Ensco Intl., Inc.	3,829,698
47,600	L	GlobalSantaFe Corp.	2,171,512
53,400	L	Marathon Oil Corp.	3,680,862
16,900	@, @@	Nabors Industries, Ltd.	1,213,927

ING SALOMON BROTHERS INVESTORS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Oil & Gas: 12.2% (continued)
13,700	@@	Nexen, Inc.	$652,942
28,100	@@	Royal Dutch Petroleum Co. ADR	1,844,484
26,800	@@	Suncor Energy, Inc.	1,622,204
35,300	@@, L	Total SA ADR	4,794,446

			21,769,887

		Oil & Gas Services: 0.7%
18,500		Halliburton Co.	1,267,620

			1,267,620

		Pharmaceuticals: 3.5%
36,700	@@	Novartis AG ADR	1,871,700
76,200		Pfizer, Inc.	1,902,714
60,100	@@	Sanofi-Aventis ADR	2,497,155

			6,271,569

		Real Estate Investment Trust: 2.0%
54,200		Equity Office Properties Trust	1,772,882
47,200		Equity Residential	1,786,520

			3,559,402

		Retail: 4.6%
38,600		JC Penney Co., Inc. Holding Co.	1,830,412
83,600		McDonald’s Corp.	2,799,764
31,000	L	Target Corp.	1,609,830
47,500		Wal-Mart Stores, Inc.	2,081,450

			8,321,456

		Savings & Loans: 1.2%
35,000	L	Golden West Financial Corp.	2,078,650

			2,078,650

		Semiconductors: 0.7%
31,200		Maxim Integrated Products, Inc.	1,330,680

			1,330,680

		Software: 2.1%
143,200	L	Microsoft Corp.	3,684,536

			3,684,536

		Telecommunications: 11.1%
54,300		Alltel Corp.	3,535,473
51,500		AT&T Corp.	1,019,700
64,600	@	Comverse Technology, Inc.	1,697,042
202,100	@@, L	Nokia Oyj ADR	3,417,511
747,600	@, @@	Nortel Networks Corp.	2,437,176
100,100	L	SBC Communications, Inc.	2,399,397
41,400	@@	SES Global SA	653,911
199,126		Sprint Corp.	4,735,216

			19,895,426

		Total Common Stock
		(Cost $157,007,732)	171,655,568

ING SALOMON BROTHERS INVESTORS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Principal
Amount				Value

Short-Term Investments: 27.2%
		U.S. Government Agency Obligations: 3.2%
$5,763,000		Federal Home Loan Bank, 3.136%, due 10/03/05		$5,761,478

		Total U.S. Government Agency Obligation
		(Cost $5,761,985)		5,761,478

		Securities Lending CollateralCC: 24.0%
		The Bank of New York Institutional Cash Reserves Fund		42,932,942

		Total Securities Lending Collateral
		(Cost $42,932,942)		42,932,942

		Total Short-Term Investments
		(Cost $48,694,927)		48,694,420

		Total Investments in Securities
		(Cost $205,702,659)*	123.0%	$220,349,988
		Other Assets and Liabilities-Net	(23.0)	(41,173,347)

		Net Assets	100.0%	$179,176,641

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $206,494,246.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,240,209
		Gross Unrealized Depreciation		(4,384,467)

		Net Unrealized Appreciation		$13,855,742

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)

Shares			Value

Common Stock: 93.6%
		Advertising: 0.2%
13,500	@, L	Interpublic Group of Cos., Inc.	$157,140
5,951		Omnicom Group, Inc.	497,682

			654,822

		Aerospace/Defense: 1.8%
26,737		Boeing Co.	1,816,779
6,543		General Dynamics Corp.	782,216
3,844		Goodrich Corp.	170,443
3,885		L-3 Communications Holdings, Inc.	307,187
11,832		Lockheed Martin Corp.	722,225
11,625		Northrop Grumman Corp.	631,819
14,712		Raytheon Co.	559,350
5,698		Rockwell Collins, Inc.	275,327
33,346		United Technologies Corp.	1,728,657

			6,994,003

		Agriculture: 1.7%
67,557		Altria Group, Inc.	4,979,625
21,195	L	Archer-Daniels-Midland Co.	522,669
8,732		Monsanto Co.	547,933
2,781	L	Reynolds America, Inc.	230,879
5,291	L	UST, Inc.	221,481

			6,502,587

		Airlines: 0.1%
22,567	L	Southwest Airlines Co.	335,120

			335,120

		Apparel: 0.4%
12,360	@	Coach, Inc.	387,610
3,886	L	Jones Apparel Group, Inc.	110,751
3,463		Liz Claiborne, Inc.	136,165
6,225		Nike, Inc.	508,458
1,761	L	Reebok Intl. Ltd.	99,620
2,926		VF Corp.	169,620

			1,412,224

		Auto Manufacturers: 0.4%
60,348	L	Ford Motor Co.	595,031
18,411	L	General Motors Corp.	563,561
2,100	@	Navistar Intl. Corp.	68,103
5,532		PACCAR, Inc.	375,567

			1,602,262

		Auto Parts & Equipment: 0.2%
2,050	L	Cooper Tire & Rubber Co.	31,304
4,774	L	Dana Corp.	44,923

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Auto Parts & Equipment: 0.2% (continued)
17,866	L	Delphi Corp.	$49,310
5,612	@, L	Goodyear Tire & Rubber Co.	87,491
6,282		Johnson Controls, Inc.	389,798
4,127	@, L	Visteon Corp.	40,362

			643,188

		Banks: 5.6%
11,310		AmSouth Bancorp	285,691
130,804		Bank of America Corp.	5,506,847
17,828		BB&T Corp.	696,183
5,409	L	Comerica, Inc.	318,590
3,950		Compass Bancshares, Inc.	181,029
18,084		Fifth Third BanCorp	664,225
4,064	L	First Horizon National Corp.	147,726
7,387		Huntington Bancshares, Inc.	165,986
13,317	L	KEYCORP	429,473
2,626		M & T Bank Corp.	277,594
6,791		Marshall & Ilsley Corp.	295,476
13,500	L	Mellon Financial Corp.	431,595
18,497	L	National City Corp.	618,540
15,558		North Fork Bancorporation, Inc.	396,729
6,028		Northern Trust Corp.	304,715
9,443		PNC Financial Services Group, Inc.	547,883
14,829	L	Regions Financial Corp.	461,478
10,799		State Street Corp.	528,287
11,785		SunTrust Banks, Inc.	818,468
10,176		Synovus Financial Corp.	282,079
25,329		The Bank of New York Co., Inc.	744,926
59,488		U.S. BanCorp	1,670,423
51,361		Wachovia Corp.	2,444,270
54,976		Wells Fargo & Co.	3,219,944
2,878		Zions Bancorporation	204,942

			21,643,099

		Beverages: 2.0%
25,310	L	Anheuser-Busch Cos., Inc.	1,089,342
2,725		Brown-Forman Corp.	162,247
67,602		Coca-Cola Co.	2,919,730
9,802		Coca-Cola Enterprises, Inc.	191,139
6,265	@	Constellation Brands, Inc.	162,890
1,843		Molson Coors Brewing Co.	117,970
4,507		Pepsi Bottling Group, Inc.	128,675
54,394		PepsiCo, Inc.	3,084,684

			7,856,677

		Biotechnology: 1.2%
40,189	@	Amgen, Inc.	3,201,858
11,020	@, L	Biogen IDEC, Inc.	435,070
3,545	@, L	Chiron Corp.	154,633
8,341	@	Genzyme Corp.	597,549
7,951	@	Medimmune, Inc.	267,551
1,699	@, L	Millipore Corp.	106,850

			4,763,511

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Building Materials: 0.2%
5,997		American Standard Cos., Inc.	$279,160
13,874		Masco Corp.	425,654
3,260		Vulcan Materials Co.	241,925

			946,739

		Chemicals: 1.3%
7,265		Air Products & Chemicals, Inc.	400,592
2,419		Ashland, Inc.	133,626
31,383		Dow Chemical Co.	1,307,730
32,388		E.I. du Pont de Nemours & Co.	1,268,638
2,563		Eastman Chemical Co.	120,384
5,985		Ecolab, Inc.	191,101
3,873		Engelhard Corp.	108,095
3,576	@, L	Hercules, Inc.	43,699
2,643		International Flavors & Fragrances, Inc.	94,197
5,499		PPG Industries, Inc.	325,486
10,523		Praxair, Inc.	504,367
4,755		Rohm & Haas Co.	195,573
3,726		Sherwin-Williams Co.	164,205
2,177	L	Sigma-Aldrich Corp.	139,459

			4,997,152

		Commercial Services: 0.8%
4,771	@, L	Apollo Group, Inc.	316,747
34,057		Cendent Corp.	702,936
4,527	@	Convergys Corp.	65,053
4,161	L	Equifax, Inc.	145,385
10,538	L	H&R Block, Inc.	252,701
10,016		McKesson Corp.	475,259
8,244		Moody’s Corp.	421,104
10,835		Paychex, Inc.	401,762
6,867		R.R. Donnelley & Sons Co.	254,560
5,499	L	Robert Half International, Inc.	195,709

			3,231,216

		Computers: 3.7%
4,027	@, L	Affiliated Computer Services, Inc.	219,874
27,014	@	Apple Computer, Inc.	1,448,221
5,899	@, L	Computer Sciences Corp.	279,082
78,081	@	Dell, Inc.	2,670,370
16,890	L	Electronic Data Systems Corp.	379,012
78,502	@	EMC Corp.	1,015,816
9,549	@, L	Gateway, Inc.	25,782
93,294		Hewlett-Packard Co.	2,724,185
51,940		International Business Machines Corp.	4,166,626
3,796	@	Lexmark Intl, Inc.	231,746
5,956	@	NCR Corp.	190,056
11,996	@, L	Network Appliance, Inc.	284,785
111,019	@	Sun Microsystems, Inc.	435,194
10,759	@	Unisys Corp.	71,440

			14,142,189

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Cosmetics/Personal Care: 2.0%
2,461		Alberto-Culver Co.	$110,130
15,323	L	Avon Products, Inc.	413,721
16,895		Colgate-Palmolive Co.	891,887
29,254		Gillette Co.	1,702,583
80,145	L	Procter & Gamble Co.	4,765,421

			7,883,742

		Distribution/Wholesale: 0.1%
5,547		Genuine Parts Co.	237,966
2,475		W.W. Grainger, Inc.	155,727

			393,693

		Diversified Financial Services: 7.5%
40,394		American Express Co.	2,320,231
3,677		Bear Stearns Cos., Inc.	403,551
9,425	L	Capital One Financial Corp.	749,476
33,818		Charles Schwab Corp.	487,994
6,570		CIT Group, Inc.	296,833
168,336		Citigroup, Inc.	7,662,654
19,356		Countrywide Financial Corp.	638,361
11,817	@, L	E*TRADE Financial Corp.	207,979
31,522		Fannie Mae	1,412,816
2,764		Federated Investors, Inc.	91,848
4,844		Franklin Resources, Inc.	406,702
22,521		Freddie Mac	1,271,536
15,143		Goldman Sachs Group, Inc.	1,841,086
114,376		J.P. Morgan Chase & Co.	3,880,778
7,552	L	Janus Capital Group, Inc.	109,126
8,871		Lehman Brothers Holdings, Inc.	1,033,294
40,978		MBNA Corp.	1,009,698
30,149		Merrill Lynch & Co., Inc.	1,849,641
35,341		Morgan Stanley	1,906,294
9,334	@	Providian Financial Corp.	165,025
13,603		SLM Corp.	729,665
4,205	L	T. Rowe Price Group, Inc.	274,587

			28,749,175

		Electric: 3.2%
21,293	@	AES Corp.	349,844
5,166	@, L	Allegheny Energy, Inc.	158,700
6,619	L	Ameren Corp.	354,050
12,803	L	American Electric Power Co., Inc.	508,279
18,147	@, L	Calpine Corp.	47,001
10,061	L	CenterPoint Energy, Inc.	149,607
6,478		Cinergy Corp.	287,688
6,872	@, L	CMS Energy Corp.	113,044
7,970	L	Consolidated Edison, Inc.	386,944
5,792		Constellation Energy Group, Inc.	356,787
11,075	L	Dominion Resources, Inc.	954,001

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Electric: 3.2% (continued)
5,809		DTE Energy Co.	$266,401
30,148	L	Duke Energy Corp.	879,417
10,602		Edison Intl.	501,263
6,816	L	Entergy Corp.	506,565
21,823		Exelon Corp.	1,166,221
10,741		FirstEnergy Corp.	559,821
12,806		FPL Group, Inc.	609,566
8,656	L	NiSource, Inc.	209,908
12,128		Pacific Gas & Electric Co.	476,024
3,241	L	Pinnacle West Capital Corp.	142,863
12,358		PPL Corp.	399,534
8,176		Progress Energy, Inc.	365,876
7,785	L	Public Service Enterprise Group, Inc.	501,043
24,301	L	Southern Co.	869,004
6,571	L	TECO Energy, Inc.	118,409
7,834		TXU Corp.	884,302
13,127		Xcel Energy, Inc.	257,420

			12,379,582

		Electrical Components & Equipment: 0.3%
5,731		American Power Conversion Corp.	148,433
13,454		Emerson Electric Co.	965,997
4,720		Molex, Inc.	125,930

			1,240,360

		Electronics: 0.5%
16,097	@	Agilent Technologies, Inc.	527,177
6,243	L	Applera Corp. - Applied Biosystems Group	145,087
3,965	@, L	Fisher Scientific Intl., Inc.	246,028
5,600	@	Jabil Circuit, Inc.	173,152
4,119		PerkinElmer, Inc.	83,904
16,659	@	Sanmina-Sci Corp.	71,467
30,937	@, L	Solectron Corp.	120,964
7,709		Symbol Technologies, Inc.	74,623
2,844		Tektronix, Inc.	71,754
5,098	@	Thermo Electron Corp.	157,528
3,861	@	Waters Corp.	160,618

			1,832,302

		Engineering & Construction: 0.0%
2,804	L	Fluor Corp.	180,522

			180,522

		Entertainment: 0.1%
10,995	L	International Game Technology	296,865

			296,865

		Environmental Control: 0.2%
7,112	@, L	Allied Waste Industries, Inc.	60,096
18,306		Waste Management, Inc.	523,735

			583,831

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Food: 1.4%
11,995		Albertson’s, Inc.	$307,672
6,030		Campbell Soup Co.	179,393
16,876		ConAgra Foods, Inc.	417,681
11,842		General Mills, Inc.	570,784
5,969		Hershey Co.	336,114
11,156		H.J. Heinz Co.	407,640
8,320		Kellogg Co.	383,802
23,582	@	Kroger Co.	485,553
4,328		McCormick & Co., Inc.	141,223
14,591		Safeway, Inc.	373,530
25,524	L	Sara Lee Corp.	483,680
4,285		SUPERVALU, Inc.	133,349
20,589		Sysco Corp.	645,877
8,020		Tyson Foods, Inc.	144,761
5,873		Wm. Wrigley Jr. Co.	422,151

			5,433,210

		Forest Products & Paper: 0.5%
8,464		Georgia-Pacific Corp.	288,284
15,987		International Paper Co.	476,413
3,538		Louisiana-Pacific Corp.	97,967
5,868		MeadWestvaco Corp.	162,074
6,000	L	Plum Creek Timber Co., Inc.	227,460
3,611	L	Temple-Inland, Inc.	147,509
7,985	L	Weyerhaeuser Co.	548,969

			1,948,676

		Gas: 0.2%
5,665		KeySpan Corp.	208,359
1,423		Nicor, Inc.	59,809
1,205		Peoples Energy Corp.	47,453
8,347		Sempra Energy	392,810

			708,431

		Hand/Machine Tools: 0.1%
2,572		Black & Decker Corp.	211,135
1,849		Snap-On, Inc.	66,786
2,407		Stanley Works	112,359

			390,280

		Healthcare - Products: 3.3%
1,720		Bausch & Lomb, Inc.	138,770
20,271		Baxter Intl., Inc.	808,205
8,157		Becton Dickinson & Co.	427,672
8,048	L	Biomet, Inc.	279,346
19,246	@	Boston Scientific Corp.	449,779
3,436		C.R. Bard, Inc.	226,879
10,732		Guidant Corp.	739,327

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Healthcare - Products: 3.3% (continued)
96,865		Johnson & Johnson	$6,129,616
39,428		Medtronic, Inc.	2,114,129
11,856	@	St. Jude Medical, Inc.	554,861
9,458	L	Stryker Corp.	467,509
8,038	@, L	Zimmer Holdings, Inc.	553,738

			12,889,831

		Healthcare - Services: 1.8%
9,432		Aetna, Inc.	812,472
3,430	@	Coventry Health Care, Inc.	295,049
14,711		HCA, Inc.	704,951
8,057		Health Management Associates, Inc.	189,098
5,298	@	Humana, Inc.	253,668
4,300	@	Laboratory Corp. of America Holdings	209,453
2,527		Manor Care, Inc.	97,062
5,416		Quest Diagnostics, Inc.	273,725
14,903	@, L	Tenet Healthcare Corp.	167,361
41,124		UnitedHealth Group, Inc.	2,311,169
19,984	@	WellPoint, Inc.	1,515,187

			6,829,195

		Home Builders: 0.3%
4,192	L	Centex Corp.	270,719
8,850		D.R. Horton, Inc.	320,547
2,512	L	KB Home	183,878
6,964		Pulte Homes, Inc.	298,895

			1,074,039

		Home Furnishings: 0.1%
2,514	L	Maytag Corp.	45,906
2,122		Whirlpool Corp.	160,784

			206,690

		Household Products/Wares: 0.5%
3,598	L	Avery Dennison Corp.	188,499
4,892		Clorox Co.	271,702
4,778		Fortune Brands, Inc.	388,595
15,487		Kimberly-Clark Corp.	921,941

			1,770,737

		Housewares: 0.1%
8,748	L	Newell Rubbermaid, Inc.	198,142

			198,142

		Insurance: 4.5%
9,381	@@	ACE Ltd	441,564
16,341		AFLAC, Inc.	740,247
21,358		Allstate Corp.	1,180,884
3,476	L	Ambac Financial Group, Inc.	250,481
84,476		American Intl. Group, Inc.	5,234,133
10,382	L	AON Corp.	333,055

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Insurance: 4.5% (continued)
6,471		Chubb Corp.	$579,478
4,211		CIGNA Corp.	496,308
5,689		Cincinnati Financial Corp.	238,312
9,739		Hartford Financial Services Group, Inc.	751,559
4,358	L	Jefferson-Pilot Corp.	222,999
5,580		Lincoln National Corp.	290,272
4,427		Loews Corp.	409,099
17,448		Marsh & McLennan Cos., Inc.	530,245
4,314	L	MBIA, Inc.	261,515
24,641	L	Metlife, Inc.	1,227,861
2,997	L	MGIC Investment Corp.	192,407
9,126	L	Principal Financial Group	432,299
6,379		Progressive Corp.	668,328
16,698		Prudential Financial, Inc.	1,128,117
4,054		Safeco Corp.	216,403
21,983		St. Paul Travelers Cos., Inc.	986,377
3,329		Torchmark Corp.	175,871
9,487	L	UnumProvident Corp.	194,484
4,549	@@, L	XL Capital Ltd.	309,468

			17,491,766

		Internet: 1.0%
36,132	@, L	eBay, Inc.	1,488,638
3,825	@, L	Monster Worldwide, Inc.	117,466
39,025	@, L	Symantec Corp.	884,307
40,838	@, L	Yahoo!, Inc.	1,381,958

			3,872,369

		Iron/Steel: 0.1%
2,835	L	Allegheny Technologies, Inc.	87,828
5,076		Nucor Corp.	299,433
3,646	L	United States Steel Corp.	154,408

			541,669

		Leisure Time: 0.3%
3,105		Brunswick Corp.	117,152
14,050		Carnival Corp.	702,219
8,955		Harley-Davidson, Inc.	433,780
4,181	L	Sabre Holdings Corp. - Class A	84,791

			1,337,942

		Lodging: 0.4%
5,987		Harrah’s Entertainment, Inc.	390,293
10,677		Hilton Hotels Corp.	238,311
5,581		Marriott Intl., Inc.	351,603
7,064	L	Starwood Hotels & Resorts Worldwide, Inc.	403,849

			1,384,056

		Machinery - Construction & Mining: 0.3%
22,020		Caterpillar, Inc.	1,293,675

			1,293,675

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Machinery - Diversified: 0.2%
1,491	L	Cummins, Inc.	$131,193
7,854		Deere & Co.	480,665
5,892		Rockwell Automation, Inc.	311,687

			923,545

		Media: 3.1%
17,672		Clear Channel Communications, Inc.	581,232
71,507	@, L	Comcast Corp.	2,100,876
1,912	L	Dow Jones & Co., Inc.	73,019
7,918		Gannett Co., Inc.	544,996
2,217	L	Knight-Ridder, Inc.	130,094
12,102		McGraw-Hill Cos, Inc.	581,380
1,428		Meredith Corp.	71,243
4,664	L	New York Times Co.	138,754
79,770		News Corp.-Class A	1,243,614
152,858		Time Warner, Inc.	2,768,258
8,618	L	Tribune Co.	292,064
7,519	@, L	Univision Communications, Inc.	199,479
51,636		Viacom, Inc.	1,704,504
65,254		Walt Disney Co.	1,574,579

			12,004,092

		Mining: 0.5%
28,393		Alcoa, Inc.	693,357
5,683	L	Freeport-McMoRan Copper & Gold, Inc.	276,137
14,523	L	Newmont Mining Corp.	685,050
3,164	L	Phelps Dodge Corp.	411,099

			2,065,643

		Miscellaneous Manufacturing: 5.2%
24,892		3M Co.	1,826,077
3,030		Cooper Industries Ltd.	209,494
7,738		Danaher Corp.	416,537
6,488		Dover Corp.	264,646
9,355	L	Eastman Kodak Co.	227,607
4,780		Eaton Corp.	303,769
345,180		General Electric Co.	11,622,211
27,827		Honeywell Intl., Inc.	1,043,513
6,798		Illinois Tool Works, Inc.	559,679
10,970	@@	Ingersoll-Rand Co.	419,383
3,034		ITT Industries, Inc.	344,662
6,101	L	Leggett & Platt, Inc.	123,240
3,952	L	Pall Corp.	108,680
3,910	L	Parker-Hannifin Corp.	251,452
4,332		Textron, Inc.	310,691
65,898	@@	Tyco Intl. Ltd.	1,835,259

			19,866,900

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Office/Business Equipment: 0.2%
7,349		Pitney Bowes, Inc.	$306,747
31,222	@, L	Xerox Corp.	426,180

			732,927

		Oil & Gas: 8.2%
2,595		Amerada Hess Corp.	356,813
7,709		Anadarko Petroleum Corp.	738,137
10,731		Apache Corp.	807,186
12,339		Burlington Resources, Inc.	1,003,407
73,315		ChevronTexaco Corp.	4,745,680
45,308		ConocoPhillips	3,167,482
14,774	L	Devon Energy Corp.	1,014,087
7,812		EOG Resources, Inc.	585,119
205,275	S	Exxon Mobil Corp.	13,043,174
3,717		Kerr-McGee Corp.	360,958
11,902		Marathon Oil Corp.	820,405
5,350		Murphy Oil Corp.	266,805
5,151	@, @@	Nabors Industries, Ltd.	369,996
4,436	L	Noble Corp.	303,689
12,997		Occidental Petroleum Corp.	1,110,334
3,437	@, L	Rowan Cos., Inc.	121,979
4,398		Sunoco, Inc.	343,924
10,729	@	Transocean, Inc.	657,795
9,963	L	Valero Energy Corp.	1,126,417
11,766		XTO Energy, Inc.	533,235

			31,476,622

		Oil & Gas Services: 1.2%
11,105	L	Baker Hughes, Inc.	662,746
10,360		BJ Services Co.	372,856
16,531	L	Halliburton Co.	1,132,704
5,650	@, L	National-Oilwell, Inc.	371,770
19,156		Schlumberger Ltd.	1,616,383
4,500	@, L	Weatherford Intl. Ltd.	308,970

			4,465,429

		Packaging & Containers: 0.1%
3,526	L	Ball Corp.	129,545
3,426		Bemis Co.	84,622
4,721	@	Pactiv Corp.	82,712
2,650	@	Sealed Air Corp.	125,769

			422,648

		Pharmaceuticals: 5.6%
50,628		Abbott Laboratories	2,146,627
4,216	L	Allergan, Inc.	386,270
3,361	L	Amerisourcebergen Corp.	259,805
63,698		Bristol-Myers Squibb Co.	1,532,574
13,902		Cardinal Health, Inc.	881,943
14,566	@	Caremark Rx, Inc.	727,280
36,928		Eli Lilly & Co.	1,976,387
4,858	@	Express Scripts, Inc.	302,168

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Pharmaceuticals: 5.6% (continued)
11,064	@	Forest Laboratories, Inc.	$431,164
14,860	@	Gilead Sciences, Inc.	724,574
5,216	@	Hospira, Inc.	213,700
7,699	@	King Pharmaceuticals, Inc.	118,411
9,899	@	Medco Health Solutions, Inc.	542,762
71,502		Merck & Co., Inc.	1,945,569
6,983		Mylan Laboratories, Inc.	134,493
239,997		Pfizer, Inc.	5,992,725
48,055		Schering-Plough Corp.	1,011,558
3,328	@, L	Watson Pharmaceuticals, Inc.	121,838
43,646		Wyeth	2,019,500

			21,469,348

		Pipelines: 0.3%
9,319	@, L	Dynegy, Inc.	43,892
21,489	L	El Paso Corp.	298,697
3,115	L	Kinder Morgan, Inc.	299,538
18,616	L	Williams Cos., Inc.	466,331

			1,108,458

		Real Estate Investment Trust: 0.6%
3,047		Apartment Investment & Management Co.	118,163
6,890	L	Archstone-Smith Trust	274,704
13,372		Equity Office Properties Trust	437,398
9,332		Equity Residential	353,216
8,025	L	Prologis	355,588
2,700		Public Storage, Inc.	180,900
5,971	L	Simon Property Group, Inc.	442,571
3,825	L	Vornado Realty Trust	331,322

			2,493,862

		Retail: 5.4%
5,850	@, L	Autonation, Inc.	116,825
1,812	@, L	Autozone, Inc.	150,849
9,629	@	Bed Bath & Beyond, Inc.	386,893
13,160		Best Buy Co., Inc.	572,855
3,612	@, L	Big Lots, Inc.	39,696
5,345		Circuit City Stores, Inc.	91,720
15,580		Costco Wholesale Corp.	671,342
26,468		CVS Corp.	767,837
4,389		Darden Restaurants, Inc.	133,294
2,242		Dillard’s, Inc.	46,813
10,443		Dollar General Corp.	191,525
5,348		Family Dollar Stores	106,265
8,622		Federated Department Stores, Inc.	576,553
18,887		Gap, Inc.	329,200
69,713		Home Depot, Inc.	2,658,854
8,172		J.C. Penney Co., Inc. Holding Co.	387,516
11,223	@	Kohl’s Corp.	563,170
11,358		Limited Brands, Inc.	232,044
25,381		Lowe’s Cos., Inc.	1,634,536
40,691		McDonald’s Corp.	1,362,742
7,214		Nordstrom, Inc.	247,584

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Retail: 5.4% (continued)
10,304	@	Office Depot, Inc.	$306,029
2,234		OfficeMax, Inc.	70,751
4,343	L	RadioShack Corp.	107,706
3,312	@, L	Sears Holding Corp.	412,079
23,954		Staples, Inc.	510,699
12,483	@	Starbucks Corp.	625,398
28,804	L	Target Corp.	1,495,792
4,633		Tiffany & Co.	184,254
15,025		TJX Cos., Inc.	307,712
81,333		Wal-Mart Stores, Inc.	3,564,012
33,277		Walgreen Co.	1,445,886
3,772	L	Wendy’s Intl., Inc.	170,306
9,305		Yum! Brands, Inc.	450,455

			20,919,192

		Savings & Loans: 0.5%
8,296	L	Golden West Financial Corp.	492,699
11,670		Sovereign Bancorp, Inc.	257,207
28,630	L	Washington Mutual, Inc.	1,122,869

			1,872,775

		Semiconductors: 3.1%
12,952	@, L	Advanced Micro Devices, Inc.	326,390
11,875	@, L	Altera Corp.	226,931
12,121		Analog Devices, Inc.	450,174
52,558		Applied Materials, Inc.	891,384
9,822	@	Applied Micro Circuits Corp.	29,466
9,289	@, L	Broadcom Corp.	435,747
13,195	@	Freescale Semiconductor, Inc.	311,138
198,397		Intel Corp.	4,890,486
6,459	L	KLA-Tencor Corp.	314,941
9,991		Linear Technology Corp.	375,562
12,285	@, L	LSI Logic Corp.	121,007
10,685		Maxim Integrated Products, Inc	455,715
20,040	@, L	Micron Technology, Inc.	266,532
11,332	L	National Semiconductor Corp.	298,032
4,439	@	Novellus Systems, Inc.	111,330
5,501	@	Nvidia Corp.	188,574
5,754	@	PMC - Sierra, Inc.	50,693
2,907	@	QLogic Corp.	99,419
6,167	@, L	Teradyne, Inc.	101,756
52,870		Texas Instruments, Inc.	1,792,293
11,382		Xilinx, Inc.	316,989

			12,054,559

		Software: 3.7%
16,016	L	Adobe Systems, Inc.	478,078
7,452		Autodesk, Inc.	346,071
18,901		Automatic Data Processing, Inc.	813,499
7,063	@	BMC Software, Inc.	149,029
5,396	@, L	Citrix Systems, Inc.	135,655
15,104	L	Computer Associates Intl., Inc.	420,042
12,326	@	Compuware Corp.	117,097

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Software: 3.7% (continued)
9,903	@, L	Electronic Arts, Inc.	$563,382
25,111		First Data Corp.	1,004,440
6,153	@	Fiserv, Inc.	282,238
7,384		IMS Health, Inc.	185,855
5,893	@, L	Intuit, Inc.	264,065
2,703	@, L	Mercury Interactive Corp.	107,039
299,992		Microsoft Corp.	7,718,794
12,085	@, L	Novell, Inc.	90,033
122,794	@	Oracle Corp.	1,521,418
8,612	@	Parametric Technology Corp.	60,026
17,024	L	Siebel Systems, Inc.	175,858

			14,432,619

		Telecommunications: 5.6%
3,691	@, L	ADC Telecommunications, Inc.	84,376
12,409		Alltel Corp.	807,950
5,122	@	Andrew Corp.	57,110
26,096		AT&T Corp.	516,701
13,837	@, L	Avaya, Inc.	142,521
59,666		BellSouth Corp.	1,569,216
4,280	L	CenturyTel, Inc.	149,714
18,228	@	Ciena Corp.	48,122
208,088	@	Cisco Systems, Inc.	3,731,018
11,170	L	Citizens Communications Co.	151,354
6,573	@, L	Comverse Technology, Inc.	172,673
47,956	@	Corning, Inc.	926,989
52,661	@, L	JDS Uniphase Corp.	116,907
144,723	@, L	Lucent Technologies, Inc.	470,350
80,395		Motorola, Inc.	1,775,926
53,102		Qualcomm, Inc.	2,376,315
49,682	@	Qwest Communications Intl.	203,696
107,565	L	SBC Communications, Inc.	2,578,333
4,865		Scientific-Atlanta, Inc.	182,486
95,494		Sprint Corp.	2,270,847
14,720	@	Tellabs, Inc.	154,854
90,040		Verizon Communications, Inc.	2,943,408

			21,430,866

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Shares			Value

		Textiles: 0.1%
4,486	L	Cintas Corp.	$184,150

			184,150

		Toys/Games/Hobbies: 0.1%
5,813		Hasbro, Inc.	114,225
13,280		Mattel, Inc.	221,510

			335,735

		Transportation: 1.5%
12,153	L	Burlington Northern Santa Fe Corp.	726,749
7,081		CSX Corp.	329,125
9,870		FedEx Corp.	859,973
13,179		Norfolk Southern Corp.	534,540
2,037	L	Ryder System, Inc.	69,706
8,609		Union Pacific Corp.	617,265
36,056	L	United Parcel Service, Inc.	2,492,551

			5,629,909

		Total Common Stock
		(Cost $334,624,009)	360,524,848

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Principal
Amount				Value

Short-Term Investment: 19.2%
		Repurchase Agreement: 6.0%
$23,094,000	S	Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $23,101,217 to be received upon repurchase (Collateralized by $47,700,000 Resolution Funding Corporation, 8.875%, Market Value plus accrued interest $23,558,076, due 07/15/20)		$23,094,000

		Total Repurchase Agreement
		(Cost $23,094,000)		23,094,000

		Securities Lending Collateralcc: 13.2%
		The Bank of New York Institutional Cash Reserves Fund		50,746,570

		Total Securities Lending Collateral
		(Cost $50,746,570)		50,746,570

		Total Short-Term Investment
		(Cost $73,840,570)		73,840,570

		Total Investments in Securities
		(Cost $408,464,579)*	112.8%	$434,365,418
		Other Assets and Liabilities-Net	(12.8)	(49,135,140)

		Net Assets	100.0%	$385,230,278

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $408,640,560.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$46,289,782
		Gross Unrealized Depreciation		(20,564,924)

		Net Unrealized Appreciation		$25,724,858

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO	AS OF SEPTEMBER 30, 2005 (UNAUDITED)(continued)

Information concerning open futures contracts at September 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss

S&P 500 FUTURE	79	$24,377,425	12/15/2005	$(199,286)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 67.5%
		Aerospace/Defense: 1.0%
400,000	L	Lockheed Martin Corp.	$24,416,000

			24,416,000

		Agriculture: 1.8%
457,000	L	Altria Group, Inc.	33,685,470
252,000		Loews Corp.	9,986,760

			43,672,230

		Banks: 0.3%
240,000	@@	Royal Bank of Scotland Group PLC	6,837,985

			6,837,985

		Beverages: 1.1%
590,000		Coca-Cola Co.	25,482,100

			25,482,100

		Chemicals: 3.0%
835,923	L	Chemtura Corp.	10,382,164
512,000	L	EI Du Pont de Nemours & Co.	20,055,040
350,000	@@	Octel Corp.	5,834,500
396,000	@@	Potash Corp. of Saskatchewan	36,954,720

			73,226,424

		Commercial Services: 0.6%
1,062,000		ServiceMaster Co.	14,379,480

			14,379,480

		Computers: 0.6%
499,000		Hewlett-Packard Co.	14,570,800

			14,570,800

		Diversified Financial Services: 2.0%
1,990,000	L	Charles Schwab Corp.	28,715,700
177,000	L	Lehman Brothers Holdings, Inc.	20,616,960

			49,332,660

		Electric: 3.9%
919,000	L	Duke Energy Corp.	26,807,230
165,000	L	Entergy Corp.	12,262,800
140,000	L	Exelon Corp.	7,481,600
593,925	L	FirstEnergy Corp.	30,955,371
159,000	L	Pinnacle West Capital Corp.	7,008,720
291,000		Unisource Energy Corp.	9,672,840

			94,188,561

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.5%
348,851	@	Agilent Technologies, Inc.	$11,424,870

			11,424,870

		Environmental Control: 0.8%
750,200	@	Petrie Stores Liquidating Trust	300,080
691,000		Waste Management, Inc.	19,769,510

			20,069,590

		Food: 1.2%
575,000		General Mills, Inc.	27,715,000

			27,715,000

		Forest Products & Paper: 1.4%
256,000	L	Bowater, Inc.	7,237,120
440,000	L	International Paper Co.	13,112,000
275,000		Potlatch Corp.	14,333,000

			34,682,120

		Gas: 0.6%
606,400	L	NiSource, Inc.	14,705,200

			14,705,200

		Healthcare - Products: 1.6%
446,000		Baxter Intl., Inc.	17,782,020
935,000	@, L	Boston Scientific Corp.	21,850,950

			39,632,970

		Household Products/Wares: 0.8%
52,408	@	ACCO Brands Corp.	1,478,954
223,000	L	Fortune Brands, Inc.	18,136,590

			19,615,544

		Housewares: 1.0%
1,063,000	L	Newell Rubbermaid, Inc.	24,076,950

			24,076,950

		Insurance: 10.0%
580,000		American Intl. Group, Inc.	35,936,800
505,000	I	Assurant, Inc.	19,220,300
1,005,000		Genworth Financial, Inc.	32,401,200
125,200	L	Hartford Financial Services Group, Inc.	9,661,684
272,000		Loews Corp.	25,135,520
1,792,000		Marsh & McLennan Cos., Inc.	54,458,880
266,000		Prudential Financial, Inc.	17,970,960
388,000		Safeco Corp.	20,711,440

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 10.0% (continued)
277,000		St. Paul Cos.	$12,428,990
25,500		White Mountain Insurance	15,402,000

			243,327,774

		Iron/Steel: 0.6%
236,000		Nucor Corp.	13,921,640

			13,921,640

		Lodging: 0.3%
131,000		Marriott Intl., Inc.	8,253,000

			8,253,000

		Machinery - Diversified: 0.8%
332,000		Deere & Co.	20,318,400

			20,318,400

		Media: 4.0%
714,000	@, L	Comcast Corp.	20,977,320
308,000	L	Meredith Corp.	15,366,120
205,000	L	New York Times Co.	6,098,750
1,741,000		Time Warner, Inc.	31,529,510
317,000	L	Walt Disney Co.	7,649,210
20,300	L	Washington Post Co.	16,290,750

			97,911,660

		Mining: 3.4%
641,000		Alcoa, Inc.	15,653,220
1,049,800	L	Newmont Mining Corp.	49,519,066
381,718	@@	Teck Cominco Ltd.	17,150,590

			82,322,876

		Miscellaneous Manufacturing: 1.9%
716,000		Honeywell Intl., Inc.	26,850,000
665,000	@@, L	Tyco Intl. Ltd.	18,520,250

			45,370,250

		Oil & Gas: 5.8%
309,000	L	Amerada Hess Corp.	42,487,500
257,820	L	ChevronTexaco Corp.	16,688,689
166,940	L	Devon Energy Corp.	11,458,762
185,000	@@, L	Imperial Oil Ltd.	21,286,100
548,000	L	Murphy Oil Corp.	27,328,760
318,000	@@	Royal Dutch Shell PLC ADR	20,873,520

			140,123,331

		Oil & Gas Services: 1.1%
463,000	L	Baker Hughes, Inc.	27,631,840

			27,631,840

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 5.4%
414,282	L	AmerisourceBergen Corp.	$32,023,999
476,000		Bristol-Myers Squibb Co.	11,452,560
388,000		Cardinal Health, Inc.	24,614,720
737,000	L	Merck & Co., Inc.	20,053,770
690,000	L	Schering-Plough Corp.	14,524,500
619,000		Wyeth	28,641,130

			131,310,679

		Retail: 2.3%
708,000		CVS Corp.	20,539,080
449,000		Home Depot, Inc.	17,124,860
728,000	L	RadioShack Corp.	18,054,400

			55,718,340

		Semiconductors: 1.8%
618,000		Intel Corp.	15,233,700
838,000	L	Texas Instruments, Inc.	28,408,200

			43,641,900

		Software: 3.3%
698,000		First Data Corp.	27,920,000
1,978,000	L	Microsoft Corp.	50,893,940

			78,813,940

		Telecommunications: 2.7%
3,929,500	@, L	Qwest Communications Intl., Inc.	16,110,950
852,000		Sprint Corp.	20,260,560
43,100	@@, L	TELUS Corp.	1,755,894
162,100	@@	TELUS Corp.-Non Voting	6,775,780
598,000		Verizon Communications, Inc.	19,548,620

			64,451,804

		Toys/Games/Hobbies: 0.5%
586,000	L	Hasbro, Inc.	11,514,900

			11,514,900

		Transportation: 1.4%
240,000		Burlington Northern Santa Fe Corp.	14,352,000
590,000	L	Ryder System, Inc.	20,189,800

			34,541,800

		Total Common Stock
		(Cost $1,229,700,919)	1,637,202,618

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

Preferred Stock: 6.1%
		Auto Manufacturers: 1.5%
213,000	C	Ford Motor Co. Capital Trust II	$7,763,850
325,000	C	General Motors Corp.	5,616,000
968,700	C	General Motors Corp.	23,084,121

			36,463,971

		Electric: 0.6%
4,015	C	Entergy Gulf States, Inc.	202,617
12,000	#, I, C	NRG Energy, Inc.	14,682,000

			14,884,617

		Environmental Control: 0.1%
10,300		Allied Waste North America, Inc.	2,641,950

			2,641,950

		Healthcare - Products: 0.2%
89,000		Baxter Intl., Inc.	5,073,000

			5,073,000

		Housewares: 0.9%
477,300	C	Newell Financial Trust I	21,060,863

			21,060,863

		Insurance: 1.5%
3,500	@@, I, #	Fortis Insurance	3,928,750
326,000		Genworth Financial, Inc.	11,703,400
280,000	@@	Scottish Re Group Ltd.	7,781,200
585,000	C	Travelers Property Casualty Corp.	14,075,100

			37,488,450

		Oil & Gas: 0.7%
135,000		Amerada Hess Corp.	15,808,500

			15,808,500

		Packaging & Containers: 0.2%
120,000	C	Owens-Illinois, Inc.	4,428,000

			4,428,000

		Pharmaceuticals: 0.4%
168,000		Schering-Plough Corp.	9,110,640

			9,110,640

		Total Preferred Stock
		(Cost $129,258,513)	146,959,991

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

Convertible Bonds: 11.2%
		Airlines: 0.1%
17,190,000	#, I, C	Delta Airlines, Inc., 2.875%, due 02/18/24	$3,008,250
2,200,000	C, L	Delta Airlines, Inc., 8.000%, due 06/03/23	390,500

			3,398,750

		Biotechnology: 0.3%
7,975,000	#, I, L	Human Genome Sciences, Inc., 2.250%, due 10/15/11	8,563,156

			8,563,156

		Chemicals: 0.2%
6,167,000		Hercules Trust II, 6.500%, due 06/30/29	4,779,425

			4,779,425

		Diversified Financial Services: 0.3%
6,750,000	#, I, C, L	CapitalSource, Inc., 3.500%, due 07/15/34	6,370,313

			6,370,313

		Food: 0.9%
29,500,000	C	General Mills, Inc., 1.920%, due 10/28/22	21,129,375

			21,129,375

		Forest Products & Paper: 1.1%
45,775,000	C	International Paper Co., 4.930%, due 06/20/21	25,634,000

			25,634,000

		Insurance: 0.6%
3,823,000	C, L	American Intl. Group, Inc., 1.790%, due 11/09/31	2,594,861
698,000	@@, C	Scottish Re Group Ltd., 4.500%, due 12/01/22	811,425
7,400,000	+, C	Selective Insurance Group, 1.616%, due 09/24/32	4,763,750
7,828,000	C	USF&G Corp., 5.330%, due 03/03/09	6,536,380

			14,706,416

		Media: 2.4%
33,200,000	C	Liberty Media Corp., 0.750%, due 03/30/23	37,018,000
28,856,000	C, L	Liberty Media Corp., 3.250%, due 03/15/31	22,507,680

			59,525,680

		Miscellaneous Manufacturing: 0.3%
4,400,000	@@, I, C	Tyco Intl. Group SA, 2.750%, due 01/15/18	5,428,500
2,200,000	@@, I, C	Tyco Intl. Group SA, 3.125%, due 01/15/23	2,923,250

			8,351,750

		Oil & Gas Services: 0.7%
4,090,000	@@, C, L	Schlumberger Ltd., 1.500%, due 06/01/23	5,061,375
9,954,000	@@, C, L	Schlumberger Ltd., 2.125%, due 06/01/23	11,783,048

			16,844,423

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 1.5%
830,000	#, I	Atherogenics, Inc., 1.500%, due 02/01/12	$690,975
8,100,000	C, L	King Pharmaceuticals, Inc., 2.750%, due 11/15/21	7,877,250
36,750,000	#, I, C, L	Roche Holdings, Inc. 1.780%, due 07/25/21	27,786,672

			36,354,897

		Real Estate Investment Trust: 0.6%
12,640,000	#, I, C	Host Marriott LP, 3.250%, due 04/15/24	13,919,800

			13,919,800

		Retail: 0.1%
1,550,000	C, L	Lowe’s Cos., Inc., 0.000%, due 02/16/21	1,652,688

			1,652,688

		Software: 0.4%
9,117,000	#, I, C	Red Hat, Inc., 0.500%, due 01/15/24	9,162,585

			9,162,585

		Telecommunications: 1.7%
18,600,000	C, L	Corning, Inc., 2.030%, due 11/08/15	15,159,000
5,800,000	C	Crown Castle Intl. Corp., 4.000%, due 07/15/10	13,216,750
12,800,000	C, L	Lucent Technologies, Inc., 8.000%, due 08/01/31	13,280,000

			41,655,750

		Total Convertible Bond
		(Cost $266,224,082)	272,049,011

Corporate Bonds/Notes: 0.9%
		Diversified Financial Services: 0.7%
20,000,000	L	General Motors Acceptance Corp., 6.750%, due 12/01/14	17,425,220

			17,425,220

		Media: 0.2%
1,834,000		XM Satellite Radio, Inc., 12.000%, due 06/15/10	2,099,930
2,950,000	C, L	XM Satellite Radio, Inc., 14.000%, due 12/31/09	3,112,250

			3,112,250

		Total Corporate Bonds/Notes
		(Cost $21,980,452)	22,637,400

		Total Long-Term Investments
		(Cost $1,647,163,966)	2,078,849,017

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments: 14.3%
		Securities Lending CollateralCC: 14.3%
$123,393,701		The Bank of New York Institutional Cash Reserves Fund		$345,568,976
		Total Short-Term Investments

		(Cost $345,568,976)		345,568,976

		Total Investments in Securities
		(Cost $1,992,732,942)*	100.0%	$2,424,417,993
		Other Assets and Liabilities-Net	0.0	415,923

		Net Assets	100.0%	$2,424,833,916

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	CC	Securities purchased with cash collateral for securities loaned.
	I	Illiquid Securities
	C	Bond may be called prior to maturity date.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $1,993,814,325.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$510,693,028
		Gross Unrealized Depreciation		(80,089,361)

		Net Unrealized Appreciation		$430,603,667

The following securities have been deemed to be illiquid.
ING T.Rowe Price Capital Appreciation Portfolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

		Initial
	Shares/Par	Acquisition			Percent of
Security	Value	Date	Cost	Value	Net Assets
Assurant, Inc.	505,000	2/4/2004	$13,286,032	$19,220,300	0.8%
Atherogenics, Inc., 1.500%, due 02/01/12	830,000	1/6/2005	830,000	690,975	0.0%
CapitalSource, Inc., 3.500%, due 07/15/34	6,750,000	7/1/2004	6,753,294	6,370,313	0.3%
Delta Airlines, Inc., 2.875%, due 02/18/24	17,190,000	2/3/2004	15,875,530	3,008,250	0.1%
Fortis Insurance	3,500	1/20/2005	3,500,000	3,928,750	0.2%
Host Marriott LP, 3.250%, due 04/15/24	12,640,000	12/3/2004	14,007,260	13,919,800	0.6%
Human Genome Sciences, Inc., 2.250%, due 10/15/11	7,975,000	9/29/2004	7,978,604	8,563,156	0.4%
NRG Energy, Inc.	12,000	12/15/2004	12,199,550	14,682,000	0.6%
Red Hat, Inc., 0.500%, due 01/15/24	9,117,000	1/7/2004	9,032,447	9,162,585	0.4%
Roche Holdings, Inc., 1.780%, due 07/25/21	36,750,000	7/13/2001	20,828,486	27,786,675	1.1%
Tyco Intl. Group SA, 2.750%, due 01/15/18	4,400,000	8/5/2005	4,400,000	5,428,500	0.2%
Tyco Intl. Group SA, 3.125%, due 01/15/23	2,200,000	8/10/2005	2,200,000	2,923,250	0.1%

			$110,891,203	$115,684,554	4.8%

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%
		Aerospace/Defense: 1.8%
170,000	L	Lockheed Martin Corp.	$10,376,800
259,500		Raytheon Co.	9,866,190

			20,242,990

		Agriculture: 0.5%
133,700	L	UST, Inc.	5,596,682

			5,596,682

		Auto Manufacturers: 0.2%
70,000	L	General Motors Corp.	2,142,700

			2,142,700

		Banks: 6.2%
202,138	L	Bank of America Corp.	8,510,010
74,000	@@, L	Bank of Ireland ADR	4,699,000
245,600		Fifth Third BanCorp	9,020,888
363,000	L	Mellon Financial Corp.	11,605,110
72,700		Mercantile Bankshares Corp.	3,917,076
134,900	L	National City Corp.	4,511,056
79,800		Northern Trust Corp.	4,033,890
209,600		State Street Corp.	10,253,632
127,200		SunTrust Banks, Inc.	8,834,040
74,200	L	Wells Fargo & Co.	4,345,894
34,300		Wilmington Trust Corp.	1,250,235

			70,980,831

		Beverages: 2.6%
339,000	L	Anheuser-Busch Cos., Inc.	14,590,560
355,600		Coca-Cola Co.	15,358,364

			29,948,924

		Biotechnology: 0.7%
256,000	@, L	Medimmune, Inc.	8,614,400

			8,614,400

		Building Materials: 0.6%
99,100	L	Vulcan Materials Co.	7,354,211

			7,354,211

		Chemicals: 1.9%
189,920		Chemtura Corp.	2,358,806
243,500		E.I. Du Pont de Nemours & Co.	9,537,895
229,500	@, L	Hercules, Inc.	2,804,490
215,900		International Flavors & Fragrances, Inc.	7,694,676

			22,395,867

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.4%
239,500		Cendant Corp.	$4,943,280

			4,943,280

		Computers: 2.3%
428,838		Hewlett-Packard Co.	12,522,070
175,000		International Business Machines Corp.	14,038,500

			26,560,570

		Cosmetics/Personal Care: 1.7%
222,800	L	Avon Products, Inc.	6,015,600
265,800		Colgate-Palmolive Co.	14,031,582

			20,047,182

		Distribution/Wholesale: 0.6%
167,400		Genuine Parts Co.	7,181,460

			7,181,460

		Diversified Financial Services: 6.0%
113,400		American Express Co.	6,513,696
122,966		Citigroup, Inc.	5,597,412
113,100		Fannie Mae	5,069,142
140,300	L	Janus Capital Group, Inc.	2,027,335
670,744		J.P. Morgan Chase & Co.	22,758,344
292,100		Morgan Stanley	15,755,874
835,700		Charles Schwab Corp.	12,059,151

			69,780,954

		Electric: 4.3%
434,500	L	Duke Energy Corp.	12,674,365
134,900	L	FirstEnergy Corp.	7,030,988
517,300	L	NiSource, Inc.	12,544,525
195,300		Progress Energy, Inc.	8,739,675
114,000	L	TECO Energy, Inc.	2,054,280
364,700		Xcel Energy, Inc.	7,151,767

			50,195,600

		Electrical Components & Equipment: 0.4%
59,200		Emerson Electric Co.	4,250,560

			4,250,560

		Electronics: 0.3%
98,600	@	Agilent Technologies, Inc.	3,229,150

			3,229,150

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Environmental Control: 0.7%
297,100		Waste Management, Inc.	$8,500,031

			8,500,031

		Food: 2.6%
279,200		Campbell Soup Co.	8,306,200
143,900		ConAgra Foods, Inc.	3,561,525
202,100		General Mills, Inc.	9,741,220
114,300		McCormick & Co., Inc.	3,729,609
29,100	L	Sara Lee Corp.	551,445
42,800		Sysco Corp.	1,342,636
36,900	@@	Unilever NV	2,636,018

			29,868,653

		Forest Products & Paper: 1.8%
493,893		International Paper Co.	14,718,011
199,800		MeadWestvaco Corp.	5,518,476

			20,236,487

		Healthcare - Products: 2.3%
185,700		Baxter Intl., Inc.	7,403,859
234,800	@	Boston Scientific Corp.	5,487,276
212,500		Johnson & Johnson	13,447,000

			26,338,135

		Home Furnishings: 0.4%
152,200	@@	Sony Corp. ADR	5,051,518

			5,051,518

		Household Products/Wares: 2.0%
160,500	L	Avery Dennison Corp.	8,408,595
92,400		Fortune Brands, Inc.	7,514,892
126,400		Kimberly-Clark Corp.	7,524,592

			23,448,079

		Housewares: 0.9%
448,900	L	Newell Rubbermaid, Inc.	10,167,585

			10,167,585

		Insurance: 6.1%
139,100		American Intl. Group, Inc.	8,618,636
84,300	L	Chubb Corp.	7,549,065
184,877		Lincoln National Corp.	9,617,302
663,300		Marsh & McLennan Cos., Inc.	20,157,687
102,200		Safeco Corp.	5,455,436
232,692	L	St. Paul Cos.	10,440,890
410,100	L	UnumProvident Corp.	8,407,050

			70,246,066

		Machinery - Diversified: 1.0%
157,400		Deere & Co.	$9,632,880
28,200		Rockwell Automation, Inc.	1,491,780

			11,124,660

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Media: 8.2%
415,543	@, L	Comcast Corp.	$12,208,653
255,100	L	Dow Jones & Co., Inc.	9,742,269
93,300	@, L	EchoStar Communications Corp.	2,758,881
96,300	L	Knight-Ridder, Inc.	5,650,884
443,700	L	New York Times Co.	13,200,075
855,000		Time Warner, Inc.	15,484,050
282,200	L	Tribune Co.	9,563,758
491,400		Viacom, Inc.	16,221,114
398,900	L	Walt Disney Co.	9,625,457

			94,455,141

		Mining: 0.9%
307,300		Alcoa, Inc.	7,504,266
55,700	@@, L	Inco Ltd.	2,637,395

			10,141,661

		Miscellaneous Manufacturing: 6.4%
128,200		Cooper Industries Ltd.	8,863,748
293,800	L	Eastman Kodak Co.	7,148,154
81,100		Eaton Corp.	5,153,905
820,500		General Electric Co.	27,626,235
429,000		Honeywell Intl., Inc.	16,087,500
250,200	L	Pall Corp.	6,880,500
73,400	@@, L	Tyco Intl. Ltd.	2,044,190

			73,804,232

		Oil & Gas: 8.6%
109,300	L	Amerada Hess Corp.	15,028,750
98,500		Anadarko Petroleum Corp.	9,431,375
158,224	@@	BP PLC ADR	11,210,170
371,590	L	ChevronTexaco Corp.	24,053,021
354,924		Exxon Mobil Corp.	22,551,871
263,200	@@, L	Royal Dutch Petroleum Co. ADR	17,276,448

			99,551,635

		Oil & Gas Services: 0.6%
79,300	L	Schlumberger Ltd.	6,691,334

			6,691,334

		Pharmaceuticals: 5.3%
171,000		Abbott Laboratories	7,250,400
551,900		Bristol-Myers Squibb Co.	13,278,714
520,300	L	Merck & Co., Inc.	14,157,363
215,900		Pfizer, Inc.	5,391,023
370,000	L	Schering-Plough Corp.	7,788,500
286,400		Wyeth	13,251,728

			61,117,728

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trust: 0.5%
78,900	L	Simon Property Group, Inc.	$5,848,068

			5,848,068

		Retail: 2.7%
159,100		Home Depot, Inc.	6,068,074
201,300		McDonald’s Corp.	6,741,537
220,800	L	RadioShack Corp.	5,475,840
301,000		Wal-Mart Stores, Inc.	13,189,820

			31,475,271

		Semiconductors: 2.0%
227,600		Analog Devices, Inc.	8,453,064
250,600		Intel Corp.	6,177,290
244,100		Texas Instruments, Inc.	8,274,990

			22,905,344

		Software: 1.3%
583,500	L	Microsoft Corp.	15,013,455

			15,013,455

		Telecommunications: 7.8%
194,700		Alltel Corp.	12,676,917
390,680		AT&T Corp.	7,735,464
259,800	@	Cisco Systems, Inc.	4,658,214
752,000	@, L	Lucent Technologies, Inc.	2,444,000
426,900		Motorola, Inc.	9,430,221
466,100	@@, L	Nokia Oyj ADR	7,881,751
1,795,000	@	Qwest Communications Intl., Inc.	7,359,500
420,400	L	SBC Communications, Inc.	10,076,988
519,500	L	Sprint Corp. - FON Group	12,353,710
46,200	@@	TELUS Corp.	1,931,160
67,800	@@, L	TELUS Corp.-Non Voting	2,762,172
317,650		Verizon Communications, Inc.	10,383,979

			89,694,076

		Toys/Games/Hobbies: 0.9%
590,600	L	Mattel, Inc.	9,851,208

			9,851,208

		Transportation: 2.1%
199,200		Norfolk Southern Corp.	8,079,552
217,600	L	Union Pacific Corp.	15,601,920

			23,681,472

		Total Common Stock
		(Cost $1,012,712,590)	1,102,677,200

PREFERRED STOCK: 0.2%
		Insurance: 0.2%
78,000		UnumProvident Corp.	2,230,391

		Total Preferred Stock
		(Cost $1,950,000)	2,230,391

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

CONVERTIBLE CORPORATE BONDS: 0.2%
		Telecommunications: 0.2%
$2,070,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31		$2,147,625

		Total Convertible Corporate Bonds
		(Cost $1,644,564)		2,147,625

		Total Long-Term Investments
		(Cost $1,016,307,154)		1,107,055,216

SHORT-TERM INVESTMENTS: 16.0%
		Securities Lending CollateralCC: 16.0%
185,039,541		The Bank of New York Institutional Cash Reserves Fund		185,039,541

		Total Short-Term Investments:
		(Cost $185,039,541)		185,039,541

		Total Investments in Securities
		(Cost $1,201,346,695)*	112.0%	$1,292,094,757
		Other Assets and Liabilities-Net	(12.0)%	$(138,820,894)

		Net Assets	100.0%	$1,153,273,863

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $1,210,144,047.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$142,405,025
		Gross Unrealized Depreciation		299,315

		Net Unrealized Appreciation		$81,950,710

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 66.8%
		Advertising: 1.2%
18,300		Omnicom Group, Inc.	$1,530,429

			1,530,429

		Aerospace/Defense: 1.6%
18,600		Lockheed Martin Corp.	1,135,344
16,800		Northrop Grumman Corp.	913,080

			2,048,424

		Auto Parts and Equipment: 1.3%
9,100		BorgWarner, Inc.	513,786
19,400		Johnson Controls, Inc.	1,203,770

			1,717,556

		Banks: 4.9%
34,900		Fifth Third Bancorp	1,281,877
50,800		Mellon Financial Corp.	1,624,076
17,600		PNC Financial Services Group, Inc.	1,021,152
40,000		Wells Fargo & Co.	2,342,800

			6,269,905

		Biotechnology: 1.1%
18,900	@	Genzyme Corp.	1,353,996

			1,353,996

		Building Materials: 1.3%
54,400		Masco Corp.	1,668,992

			1,668,992

		Commercial Services: 1.3%
38,200	@@	Accenture Ltd.	972,572
31,000		Cendant Corp.	639,840

			1,612,412

		Computers: 0.7%
29,000		Hewlett-Packard Co.	846,800

			846,800

		Diversified Financial Services: 7.0%
73,300		Citigroup, Inc.	3,336,615
27,400		Freddie Mac	1,547,004
50,900		JPMorgan Chase & Co.	1,727,037
41,100		Morgan Stanley	2,216,934

			8,827,590

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 4.2%
20,300		American Electric Power Co., Inc.	$805,910
41,000		Exelon Corp.	2,191,040
27,300		FirstEnergy Corp.	1,422,876
20,200		NiSource, Inc.	489,850
15,800		Pepco Holdings, Inc.	367,666

			5,277,342

		Electronics: 0.8%
17,100	@, @@	Mettler Toledo Intl., Inc.	871,758
112		Symbol Technologies, Inc.	1,084
4,900	@	Waters Corp.	203,840

			1,076,682

		Food: 0.9%
57,500	@	Kroger Co.	1,183,925

			1,183,925

		Gas: 0.7%
19,200		Sempra Energy	903,552

			903,552

		Healthcare-Products: 2.7%
45,300		Johnson & Johnson	2,866,584
10,400		Medtronic, Inc.	557,648

			3,424,232

		Healthcare-Services: 3.0%
45,760		UnitedHealth Group, Inc.	2,571,712
16,200	@	WellPoint, Inc.	1,228,284

			3,799,996

		Household Products/Wares: 0.7%
16,000		Kimberly-Clark Corp.	952,480

			952,480

		Insurance: 2.0%
27,500		American Intl. Group, Inc.	1,703,900
11,000		Hartford Financial Services Group, Inc.	848,870

			2,552,770

		Internet: 1.4%
37,750	@	Expedia, Inc.	747,827
13,150	@	IAC/InterActiveCorp	333,353
30,542	@	Symantec Corp.	692,082

			1,773,262

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Investment Companies: 5.4%
114,559	(1)	UBS High Yield Relationship Fund	$2,182,237
115,547	(1)	UBS SmallCap Equity	4,654,081

			6,836,318

		Leisure Time: 0.9%
21,900		Carnival Corp.	1,094,562

			1,094,562

		Media: 3.1%
25,900		Clear Channel Communications, Inc.	851,851
18,500		Dex Media, Inc.	514,115
27,400	@	DIRECTV Group, Inc.	410,452
74,600		Time Warner, Inc.	1,351,006
28,800	@	Univision Communications, Inc.	764,064

			3,891,488

		Miscellaneous Manufacturing: 1.2%
19,000		Illinois Tool Works, Inc.	1,564,270

			1,564,270

		Oil and Gas: 2.3%
22,600		Exxon Mobil Corp.	1,436,004
20,800		Marathon Oil Corp.	1,433,744

			2,869,748

		Oil and Gas Services: 0.4%
7,600		Baker Hughes, Inc.	453,568

			453,568

		Pharmaceuticals: 6.0%
19,800		Allergan, Inc.	1,814,075
25,500		Bristol-Myers Squibb Co.	613,530
13,000	@	Caremark Rx, Inc.	649,090
14,200	@	Cephalon, Inc.	659,164
19,500	@	Medco Health Solutions, Inc.	1,069,185
59,900		Mylan Laboratories, Inc.	1,153,674
36,850		Wyeth	1,705,050

			7,663,768

		Retail: 2.3%
8,300	@	7-Eleven, Inc.	295,563
37,400		Costco Wholesale Corp.	1,611,566
20,700	@	Kohl’s Corp.	1,038,726

			2,945,855

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.0%
41,600		Applied Materials, Inc.	$705,536
19,200		Xilinx, Inc.	534,720

			1,240,256

		Software: 2.8%
98,100		Microsoft Corp.	2,524,113
84,400	@	Oracle Corp.	1,045,716

			3,569,829

		Telecommunications: 2.7%
40,300		SBC Communications, Inc.	965,991
103,994		Sprint Corp.	2,472,977

			3,438,968

		Transportation: 1.9%
21,300		Burlington Northern Santa Fe Corp.	1,273,740
12,400		FedEx Corp.	1,080,412

			2,354,152

		Total Common Stock
		(Cost $73,797,654)	84,743,127

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 3.6%
		Aerospace/Defense: 0.0%
$30,000	C	General Dynamics Corp., 3.000%, due 05/15/08	$28,838

			28,838

		Agriculture: 0.0%
25,000		Altria Group, Inc., 7.750%, due 01/15/27	29,233

			29,233

		Auto Manufacturers: 0.2%
190,000		DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	185,661

			185,661

		Banks: 0.3%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	32,576
95,000		Bank of America Corp., 7.400%, due 01/15/11	106,210
45,000		Bank One Corp., 7.875%, due 08/01/10	50,881
45,000	@@	European Investment Bank, 4.875%, due 09/06/06	45,227
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	46,540
45,000		Wachovia Bank, 7.800%, due 08/18/10	51,119
50,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	53,870

			386,423

		Beverages: 0.0%
25,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	25,641

			25,641

		Chemicals: 0.1%
40,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	39,354

			39,354

		Commercial Services: 0.1%
25,000	C	Cendant Corp., 6.250%, due 01/15/08	25,614
30,000	C	McKesson Corp., 7.750%, due 02/01/12	34,008

			59,622

		Cosmetics/Personal Care: 0.0%
35,000	C	Avon Products, Inc., 7.150%, due 11/15/09	38,204

			38,204

		Diversified Financial Services: 1.7%
20,000		American General Finance Corp., 5.375%, due 10/01/12	20,254
30,000	#, C	Bombardier Capital, Inc., 6.125%, due 06/29/06	30,188
35,000		Capital One Financial Corp., 5.500%, due 06/01/15	35,271
56,000		Citigroup, Inc., 5.000%, due 09/15/14	55,797
345,000		Citigroup, Inc., 5.625%, due 08/27/12	359,139

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 1.7% (continued)
$50,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	$48,159
35,000	C	Credit Suisse First Boston, 6.500%, due 01/15/12	37,948
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	74,244
215,000		Ford Motor Credit Co., 5.800%, due 01/12/09	200,758
330,000		General Electric Capital Corp., 6.000%, due 06/15/12	351,746
30,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	35,405
30,000		General Motors Acceptance Corp., 6.125%, due 09/15/06	30,102
135,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	122,943
190,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	207,024
150,000		HSBC Finance Corp., 6.750%, due 05/15/11	163,334
70,000		International Lease Finance Corp., 3.500%, due 04/01/09	66,796
75,000		J.P. Morgan Chase & Co., 6.750%, due 02/01/11	81,247
190,000	C	Morgan Stanley, 6.750%, due 04/15/11	206,929
30,000	@@, C	Rio Tinto Finance USA Ltd., 2.625%, due 09/30/08	28,281
35,000		SLM Corp., 5.625%, due 04/10/07	35,552

			2,191,117

		Electric: 0.1%
14,000	C	American Electric Power Co., Inc., 6.125%, due 05/15/06	14,138
30,000	C	Dominion Resources Inc/VA, 5.950%, due 06/15/35	29,407
25,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	26,100
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	29,432
40,000	C	TXU Energy Co., 7.000%, due 03/15/13	43,488

			142,565

		Food: 0.2%
40,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	36,517
135,000		Kraft Foods, Inc., 5.625%, due 11/01/11	139,663
40,000	C	Kroger Co., 7.500%, due 04/01/31	44,813
45,000	C	Safeway, Inc., 7.250%, due 02/01/31	47,735

			268,728

		Housewares: 0.0%
30,000	C	Newell Rubbermaid, Inc., 4.000%, due 05/01/10	28,545

			28,545

		Insurance: 0.1%
70,000	C	Allstate Corp., 7.200%, due 12/01/09	76,239
35,000		Marsh & McLennan Cos., Inc., 6.250%, due 03/15/12	35,992

			112,231

		Leisure Time: 0.0%
40,000	#, C	Harley-Davidson, Inc., 3.625%, due 12/15/08	38,807

			38,807

		Media: 0.2%
35,000	C	Time Warner, Inc., 7.625%, due 04/15/31	41,129
120,000	C	Comcast Cable Communications, Inc., 6.750%, due 01/30/11	129,175
25,000	W	News America, Inc., 6.200%, due 12/15/34	25,122

			195,426

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Office/Business Equipment: 0.0%
$25,000	C	Pitney Bowes, Inc., 4.625%, due 10/01/12	$24,721

			24,721

		Oil and Gas: 0.1%
60,000	C	Devon Financing Corp. ULC, 6.875%, due 09/30/11	66,034
25,000	C	Marathon Oil Corp., 6.125%, due 03/15/12	26,724
40,000	C	Valero Energy Corp., 7.500%, due 04/15/32	48,434

			141,192

		Pharmaceuticals: 0.0%
35,000	C	Wyeth, 5.500%, due 03/15/13	35,949

			35,949

		Pipelines: 0.0%
30,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	28,914

			28,914

		Real Estate: 0.0%
25,000	C	EOP Operating LP, 7.250%, due 06/15/28	28,287

			28,287

		Savings and Loans: 0.2%
180,000		Washington Mutual, Inc., 5.625%, due 01/15/07	182,307

			182,307

		Telecommunications: 0.3%
35,000	C	AT&T Corp., 9.750%, due 11/15/31	44,494
25,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	33,847
30,000	C	BellSouth Corp., 6.550%, due 06/15/34	32,355
25,000	C	Motorola, Inc., 7.625%, due 11/15/10	28,324
50,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	67,251
70,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	69,617
35,000	C	Verizon Global Funding Corp., 6.500%, due 09/15/11	37,294

			313,182

		Transportation: 0.0%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	29,910

			29,910

		Total Corporate Bonds/Notes
		(Cost $4,588,752)	4,554,857

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.7%
		Federal Home Loan Bank: 3.9%
$5,000,000		3.000%, due 10/03/05	$4,998,750

			4,998,750

		Federal Home Loan Mortgage Corporation: 5.0%
160,000		2.375%, due 02/15/07	155,873
950,000		3.625%, due 09/15/08	930,013
290,000		3.875%, due 06/15/08	286,306
360,000	C	3.875%, due 01/12/09	352,676
185,524		4.500%, due 05/01/34	176,763
299,681		4.500%, due 12/01/34	285,530
390,806		4.509%, due 01/01/35	387,732
12,329		5.000%, due 11/01/07	12,439
165,000	C	5.000%, due 01/30/14	163,995
664,767		5.500%, due 04/01/18	674,871
452,966		5.500%, due 11/01/18	459,908
505,939		5.500%, due 12/01/18	513,693
195,516		5.500%, due 01/01/19	198,487
334,755		5.500%, due 05/01/20	339,845
300,000		5.750%, due 01/15/12	318,842
620,000		6.000%, due 06/15/11	665,145
67,055		6.000%, due 12/01/17	68,944
153,216		6.000%, due 03/01/29	156,219
30,438		6.500%, due 06/01/29	31,408
177,639		7.000%, due 07/01/32	185,685

			6,364,374

		Federal National Mortgage Association: 8.4%
1,330,000		3.500%, due 11/30/05	1,322,169
79,853		4.305%, due 03/01/34	80,907
48,136		4.336%, due 06/01/33	47,862
385,000	C	4.625%, due 06/01/10	381,438
573,723		4.696%, due 03/01/35	587,561
429,418		4.900%, due 05/01/35	442,883
1,000,000		5.000%, due 10/15/18	997,501
626,839		5.500%, due 11/01/17	636,473
278,599		5.500%, due 12/01/17	282,881
1,640,000		5.500%, due 10/15/18	1,664,089
498,797		5.500%, due 02/01/24	502,174
75,530		6.000%, due 08/01/17	77,729
53,144		6.000%, due 04/01/18	54,698
731,607		6.000%, due 06/01/23	748,808
93,035		6.000%, due 03/01/29	94,822
294,322		6.000%, due 12/01/29	299,977
673,778		6.000%, due 02/01/35	690,521
300,000		6.250%, due 02/01/11	320,960
231,429		6.500%, due 06/01/17	239,469
323,153		6.500%, due 12/01/28	333,858
32,025		6.500%, due 05/01/30	33,085
230,265		6.500%, due 07/01/31	237,453
345,000		6.625%, due 11/15/30	427,315

			10,504,633

		Government National Mortgage Association: 0.4%
35,025		4.125%, due 12/20/29	35,019

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Government National Mortgage Association: 0.4% (continued)
$329,865		6.000%, due 07/15/29	$338,461
165,911		6.000%, due 01/20/34	169,266

			542,746

		Total U.S. Government Agency Obligations
		(Cost $22,479,618)	22,410,503

U.S. TREASURY OBLIGATIONS: 8.2%
		U.S. Treasury Bonds: 0.7%
50,000		6.250%, due 08/15/23	59,803
580,000		8.750%, due 05/15/17	803,662

			863,465

		U.S. Treasury Inflation Indexed Bonds: 0.7%
860,000		2.000%, due 01/15/14	928,678

			928,678

		U.S. Treasury Notes: 6.8%
2,235,000		3.625%, due 04/30/07	2,216,843
4,385,000		3.625%, due 06/15/10	4,275,380
2,090,000		3.875%, due 07/31/07	2,079,552
60,000	W	4.750%, due 05/15/14	61,833

			8,633,608

		Total U.S. Treasury Obligations
		(Cost $10,480,098)	10,425,751

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.8%
		Commercial Mortgage-Backed Securities: 1.8%
200,000	C	Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35	214,759
55,000	#, C	COMM, 4.366%, due 11/15/13	54,543
27,190	#, C	COMM, 5.270%, due 11/15/13	27,198
130,741	C	DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	132,382
62,574	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	64,551
314,227	#, C	Four Times Square Trust, 7.690%, due 04/15/15	335,908
146,665	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	149,187
39,337		JP Morgan Commercial Mortgage Finance Corp., 7.325%, due 07/15/31	39,700
250,000		JP Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	268,947
120,048	C	LB Commercial Conduit Mortgage Trust, 6.410%, due 06/15/31	121,233
175,879	#, C	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	172,090
87,141	C	Morgan Stanley Capital I, 7.420%, due 11/15/36	90,088
200,000	C	Morgan Stanley Capital I, 7.570%, due 11/15/36	219,194
350,000	C	PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	381,764

			2,271,544

		Whole Loan Collateralized Mortgage Obligations: 1.0%
325,000	C	CS First Boston Mortgage, 0.000%, due 10/25/35	327,235
101,123	C	CS First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	102,848
165,000	C	First Horizon Alternative Mortgage Securities, 5.350%, due 09/25/34	165,210
272,456	C	GSR Mortgage Loan Trust, 6.500%, due 04/25/20	283,329
126,156	C	Morgan Stanley Mortgage Loan Trust, 6.518%, due 09/25/34	129,191

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 1.0% (continued)
100,000	@@, #, C	Paragon Mortgages PLC, 4.540%, due 05/15/43	$100,275
117,430	C	Structured Adjustable Rate Mortgage Loan Trust, 4.940%, due 03/25/34	117,132

			1,225,220

		Total Collateralized Mortgage Obligations
		(Cost $3,614,938)	3,496,764

ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.4%
500,000	C	WFS Financial Owner Trust, 4.840%, due 11/19/12	498,501

			498,501

		Home Equity Asset-Backed Securities: 0.0%
18,076	C	RAFC Asset-Backed Trust, 5.115%, due 11/25/29	18,040

			18,040

		Other Asset-Backed Securities: 0.6%
44,417	C	California Infrastructure PG&E-1, 6.420%, due 09/25/08	44,965
185,000	C	CenterPoint Energy Transition Bond Co. LLC, 5.630%, due 09/15/15	193,061
42,548	#, C	Countrywide Asset-Backed Certificates, 4.170%, due 06/25/33	42,650
48,219	C	First Franklin Mtg. Loan Asset Backed Certificates, 4.167%, due 06/25/24	47,968
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	215,125
170,000	C	Structured Asset Securities Corp., 6.080%, due 11/25/32	170,351

			714,120

		Total Asset-Backed Securities
		(Cost $1,241,933)	1,230,661

ING UBS U.S. Allocation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

OTHER BONDS: 0.1%
		Sovereign: 0.1%
$125,000	@@	Mexico Government Intl. Bond, 8.125%, due 12/30/19		$151,875

		Total Other Bonds
		(Cost $140,263)		151,875

		Total Investments In Securities
		(Cost $116,343,256)*	100.2%	$127,013,538
		Other Assets and Liabilities-Net	(0.2)	(206,664)

		Net Assets	100.0%	$126,806,874

	@	Non-income producing security
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date
	W	When-issued or delayed delivery security.
	(1)	Affiliate of the Sub-Advisor
	*	Cost for federal income tax purposes is $116,584,089.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,720,626
		Gross Unrealized Depreciation		(1,291,177)

		Net Unrealized Appreciation		$10,429,449

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2005(Unaudited)

Shares			Value

Common Stock: 99.1%
		Advertising: 2.0%
23,122	@, L	Getty Images, Inc.	$1,989,417

			1,989,417

		Agriculture: 5.3%
33,290		Altria Group, Inc.	2,453,806
43,800		Monsanto Co.	2,748,450

			5,202,256

		Biotechnology: 2.6%
30,400	@	Genentech, Inc.	2,559,984

			2,559,984

		Commercial Services: 8.6%
37,600	@, L	Apollo Group, Inc.	2,496,264
24,200		Corporate Executive Board Co.	1,887,116
34,781	@, L	Iron Mountain, Inc.	1,276,463
29,840		Moody’s Corp.	1,524,227
33,660		Paychex, Inc	1,248,113

			8,432,183

		Computers: 3.1%
88,575	@	Dell, Inc.	3,029,265

			3,029,265

		Diversified Financial Services: 3.2%
6,650		Chicago Mercantile Exchange Holdings, Inc.	2,243,045
27,425		Countrywide Financial Corp.	904,477

			3,147,522

		Entertainment: 2.2%
78,150		International Game Technology	2,110,050

			2,110,050

		Healthcare - Products: 5.4%
16,600	@@	Alcon, Inc.	2,122,808
24,500		Dade Behring Holdings, Inc.	898,170
14,100		Guidant Corp.	971,349
26,200	@	St. Jude Medical, Inc.	1,226,160

			5,218,487

		Healthcare - Services: 3.1%
54,450		UnitedHealth Group, Inc.	3,060,090

			3,060,090

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2005(Unaudited)(continued)

Shares			Value

		Home Builders: 1.8%
40,700		Pulte Homes, Inc.	$1,746,844

			1,746,844

		Insurance: 4.4%
1,013	@	Berkshire Hathaway, Inc.	2,766,503
50,000		Marsh & McLennan Cos., Inc.	1,519,500

			4,286,003

		Internet: 16.1%
36,500	@, L	Amazon.Com, Inc.	1,653,450
115,470	@, L	eBay, Inc.	4,757,364
14,750	@	Google, Inc.	4,667,785
45,400	@, L	Monster Worldwide, Inc.	1,394,234
95,100	@	Yahoo!, Inc.	3,218,184

			15,691,017

		Leisure Time: 5.3%
57,800	L	Carnival Corp.	2,888,844
47,200		Harley-Davidson, Inc.	2,286,368

			5,175,212

		Lodging: 1.1%
15,600		Station Casinos, Inc.	1,035,216

			1,035,216

		Miscellaneous Manufacturing: 1.4%
50,500	@@, L	Tyco Intl. Ltd.	1,406,425

			1,406,425

		Oil & Gas: 6.4%
20,200	@	Southwestern Energy Co.	1,482,680
83,070	@, L	Ultra Petroleum Corp.	4,725,022

			6,207,702

		Pipelines: 1.6%
17,700		Questar Corp.	1,559,724

			1,559,724

		Retail: 8.6%
74,900		Costco Wholesale Corp.	3,227,441
69,125		Home Depot, Inc.	2,636,428
20,350	@, L	Sears Holding Corp.	2,531,947

			8,395,816

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2005(Unaudited)(continued)

Shares			Value

		Semiconductors: 1.6%
34,700	@, @@, L	Marvell Technology Group Ltd.	$1,600,017

			1,600,017

		Software: 2.7%
46,500	@, L	Electronic Arts, Inc.	2,645,385

			2,645,385

		Telecommunications: 9.5%
152,100	@@, L	America Movil SA de CV ADR	4,003,270
44,400	@	Corning, Inc.	858,252
55,154	@, L	Crown Castle Intl. Corp.	1,358,443
39,874		Qualcomm, Inc.	1,784,362
53,889		Sprint Corp.	1,281,480

			9,285,807

		Transportation: 3.1%
23,895	@	C.H. Robinson Worldwide, Inc.	1,532,147
25,800	L	Expeditors Intl. Washington, Inc.	1,464,924

			2,997,071

		Total Common Stock
		(Cost $83,627,594)	96,781,493

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2005(Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 23.6%
$23,089,809		Securities Lending Collateralcc: 23.6%
		The Bank of New York Institutional Cash Reserves Fund
		Total Short-Term Investments
		(Cost $23,089,809)		$23,089,809

		Total Investments In Securities
		(Cost $106,717,403)*	122.7%	$119,871,302
		Other Assets and Liabilities-Net	(22.7)	(22,213,324)

		Net Assets	100.0%	$97,657,978

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $106,907,511.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,111,838
		Gross Unrealized Depreciation		(2,148,047)

		Net Unrealized Appreciation		$12,963,791

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2005(Unaudited)

Shares			Value

Common Stock: 96.3%
		Canada: 2.2%
276,193	L	Torstar Corp.	$5,532,903

			5,532,903

		Finland: 4.4%
27,977	@	Cargotec Corp.	845,960
155,435	@, L	Kone OYJ	10,588,113

			11,434,073

		France: 8.3%
85,413	L	Groupe Danone	9,279,009
35,672	L	Pernod-Ricard	6,310,668
72,570		Sanofi-Aventis	6,029,002

			21,618,679

		Netherlands: 8.7%
440,944		Reed Elsevier NV	6,099,327
213,668	@	Royal Numico NV	9,385,504
380,227		Wolters Kluwer NV	7,092,335

			22,577,166

		Spain: 3.6%
183,004		Altadis SA	8,230,371
43,044		Zardoya-Otis SA	1,207,067

			9,437,438

		Sweden: 4.3%
923,955		Swedish Match AB	11,065,430

			11,065,430

		Switzerland: 8.0%
39,664		Nestle SA	11,697,429
176,484		Novartis AG	9,012,753

			20,710,182

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2005(Unaudited)(continued)

Shares			Value

		United Kingdom: 35.4%
1,001,123		British American Tobacco PLC	$21,139,956
1,537,549		Cadbury Schweppes PLC	15,573,830
444,724		Capital Radio PLC	2,528,660
673,568		Diageo PLC	9,721,852
405,311		GlaxoSmithKline PLC	10,370,205
268,250		Imperial Tobacco Group PLC	7,734,170
383,587		Reckitt Benckiser PLC	11,734,929
925,210		SMG PLC	1,539,882
619,851		Unilever PLC	6,503,001
509,678		WPP Group PLC	5,213,499

			92,059,984

		United States: 21.5%
164,076		Altria Group, Inc.	12,094,044
286,022		Bristol-Myers Squibb Co.	6,881,689
102,893		Brown-Forman Corp.	6,126,249
123,114		Harley-Davidson, Inc.	5,963,642
126,555		Kimberley-Clark Corp.	7,533,819
280,210	L	Merck & Co., Inc.	7,624,514
212,848	L	New York Times Co.	6,332,228
38,835	L	Scotts Co.	3,414,762

			55,970,947

		Total Common Stock
		(Cost $218,057,484)	250,406,802

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2005(Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 9.9%
$25,725,358		Securities Lending Collateralcc: 9.9%
		The Bank of New York Institutional Cash Reserves Fund
		Total Short-Term Investments
		(Cost $25,725,358)		$25,725,358

		Total Investments In Securities
		(Cost $243,782,842)*	106.2%	$276,132,160
		Other Assets and Liabilities-Net	(6.2)	(16,204,021)

		Net Assets	100.0%	$259,928,139

		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $243,908,345.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$38,114,307
		Gross Unrealized Depreciation		(5,890,492)

		Net Unrealized Appreciation		$32,223,815

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2005(Unaudited)(continued)

Industry

Advertising	2.0%
Agriculture	23.2
Beverages	8.5
Commercial Services	4.1
Food	20.2
Household Products/Wares	8.7
Leisure Time	2.3
Machinery-Diversified	0.5
Media	11.2
Pharmaceuticals	15.3
Transportation	0.3
Securities Lending Collateral	9.9
Other Assets and Liabilities, Net	(6.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 95.7%
		Aerospace/Defense: 2.0%
177,840		Northrop Grumman Corp.	$9,665,604
232,640		Raytheon Co.	8,844,973

			18,510,577

		Agriculture: 1.4%
174,080	L	Altria Group, Inc.	12,831,437

			12,831,437

		Auto Manufacturers: 1.0%
328,930	@@	Honda Motor Co., Ltd. ADR	9,341,612

			9,341,612

		Banks: 3.2%
284,790		Bank of America Corp.	11,989,659
149,860	L	PNC Financial Services Group, Inc.	8,694,877
169,660		State Street Corp.	8,299,767

			28,984,303

		Beverages: 2.3%
329,400		Coca-Cola Co.	14,226,786
115,550	@@, L	Diageo PLC ADR	6,703,056

			20,929,842

		Biotechnology: 1.2%
237,720	@, L	Chiron Corp.	10,369,346

			10,369,346

		Chemicals: 4.1%
738,440	@@	Bayer AG ADR	27,174,592
194,370		Dow Chemical Co.	8,099,398
73,844	@, @@	Lanxess	2,221,619

			37,495,609

		Computers: 1.6%
485,070		Hewlett-Packard Co.	14,164,044

			14,164,044

		Cosmetics/Personal Care: 0.5%
81,800	L	Procter & Gamble Co.	4,863,828

			4,863,828

		Diversified Financial Services: 12.8%
871,390		Charles Schwab Corp.	12,574,158
460,070		Citiigroup, Inc.	20,942,386

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 12.8% (continued)
247,600		Freddie Mac	$13,979,496
46,060		Goldman Sachs Group, Inc.	5,599,975
712,929		J.P. Morgan Chase & Co.	24,189,681
127,580	L	Lehman Brother	14,860,518
113,460		MBNA Corp.	2,795,654
342,670		Merril Lynch & Co., Inc.	21,022,805

			115,964,673

		Electric: 4.0%
248,930	L	American Electric Power Co., Inc.	9,882,521
134,750	L	Entergy Corp.	10,014,620
98,950	L	Exelon Corp.	5,287,888
208,340		FirstEnergy Corp.	10,858,681

			36,043,710

		Electronics: 0.4%
140,170	L	Applera Corp. - Applied Biosystems Group	3,257,551

			3,257,551

		Food: 3.6%
223,080	@@	Cadbury Schweppes PLC ADR	9,086,048
41,460	L	Kraft Foods, Inc.	1,268,261
305,520	@@	Unilever NV	21,829,404

			32,183,713

		Healthcare - Products: 1.3%
128,320		Bausch & Lomb, Inc.	10,352,858
73,830	@, L	Boston Scientific Corp.	1,725,407

			12,078,265

		Household Products/Wares: 0.1%
7,460		Kimberly-Clark Corp.	444,094

			444,094

		Insurance: 7.6%
231,320	@@, L	Aegon NV	3,446,668
169,810	L	Chubb Corp.	15,206,486
132,920	L	Cigna Corp.	15,665,951
96,500		Hartford Financial Services Group, Inc.	7,446,905
93,800		Marsh & McLennan Cos., Inc.	2,850,582
125,890		Prudential Financial, Inc.	8,505,128
350,853		St. Paul Travelers Cos., Inc.	15,742,774

			68,864,494

		Internet: 1.6%
646,950	@, L	Symantec Corp.	14,659,887

			14,659,887

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Media: 6.9%
550,330		Clear Channel Communications, Inc.	$18,100,354
1,206,340		Time Warner, Inc.	21,846,817
304,520		Viacom, Inc.	10,052,205
538,850	L	Walt Disney Co.	13,002,451

			63,001,827

		Mining: 1.5%
283,350	L	Newmont Mining Corp.	13,365,620

			13,365,620

		Miscellaneous Manufacturing: 4.5%
589,370		General Electric Co.	19,844,088
186,220	@@	Ingersoll-Rand Co.	7,119,191
16,550	L	ParkerHannifin Corp.	1,064,331
170,430	@@	Siemens AG ADR	13,179,352

			41,206,962

		Oil & Gas: 7.9%
222,810	@@	BP PLC ADR	15,786,089
252,360		ConocoPhillips	17,642,488
163,050		Exxon Mobil Corp.	10,360,197
230,760	@@	Royal Dutch Petroleum Co.	15,147,086
114,870		Valero Energy Corp.	12,987,202

			71,923,062

		Oil & Gas Services: 1.9%
205,430	L	Schlumberger Ltd.	17,334,183

			17,334,183

		Pharmaceuticals: 12.5%
984,380		Bristol-Myers Squibb Co.	23,684,183
257,980		Eli Lilly & Co.	13,807,090
164,240	@@, L	GlaxoSmithKline PLC ADR	8,422,227
304,860	@@	Roche Holding AG ADR	21,258,040
274,500	@@	Sanofi-Aventis ADR	11,405,475
979,960		Schering-Plough Corp.	20,628,158
305,090		Wyeth	14,116,514

			113,321,687

		Retail: 3.5%
157,560	@, L	Kohl’s Corp.	7,906,361
160,850		McDonald’s Corp.	5,386,867
60,830	@	Office Depot, Inc.	1,806,651
76,240	L	Target Corp.	3,959,143
288,570	L	Wal-Mart Stores, Inc.	12,645,137

			31,704,159

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 2.4%
479,270		Intel Corp.	$11,814,006
750,820	@, L	Micron Technology, Inc.	9,985,906

			21,799,912

		Telecommunications: 5.8%
292,050	@@, L	France Telecom SA ADR	8,396,438
659,600		Motorola, Inc.	14,570,564
677,508		Sprint Corp.	16,111,138
421,170		Verizon Communications, Inc.	13,768,047

			52,846,187

		Transportation: 0.1%
30,440		Norfolk Southern Corp.	1,234,646

			1,234,646

		Total Common Stock (Cost $721,667,795)	868,725,230

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 14.8%
		U.S. Government Obligations: 4.1%
$37,400,000		Federal National Mortgage Association, 0.000%, due 10/03/05		$37,389,092

		Total U.S. Government Obligations
		(Cost $37,392,728)		37,389,092

97,170,239		Securities Lending Collateralcc: 10.7%
		The Bank of New York Institutional Cash Reserves Fund		97,170,239

		Total Securities Lending Collateral
		(Cost $97,170,238)		97,170,239

		Total Short-Term Investments
		(Cost $134,562,966)		134,559,331

		Total Investments In Securities
		(Cost $856,230,761)*	110.5%	$1,003,284,561
		Other Assets and Liabilities-Net	(10.5)	(95,235,119)

		Net Assets	100.0%	$908,049,442

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $861,530,361.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$152,811,845
		Gross Unrealized Depreciation		(11,057,645)

		Net Unrealized Appreciation		$141,754,200

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 78.5%
		Apartments: 17.5%
114,060		American Campus Communities, Inc.	$2,739,721
74,825		AMLI Residential Properties	2,399,638
18,430		Apartment Investment & Management Co.	714,715
1,012,010		Archstone-Smith Trust	40,348,839
504,444		AvalonBay Communities, Inc.	43,230,851
208,400		BRE Properties	9,273,800
916,324		Equity Residential	34,682,863
176,230		Essex Property Trust, Inc.	15,860,700
21,930		Gables Residential Trust	957,245
480,350		Post Properties, Inc.	17,893,038

			168,101,410

		Diversified: 3.7%
35,100		Correctional Properties Trust	1,032,291
7,200		Liberty Property Trust	306,288
226,575		PS Business Parks, Inc.	10,377,135
279,025		Vornado Realty Trust	24,169,146

			35,884,860

		Hotels: 5.0%
2,328,475		Host Marriott Corp.	39,351,228
460,900	@@	Legacy Hotels Real Estate Investment Trust	2,779,227
587,205	@	Meristar Hospitality Corp.	5,361,182

			47,491,637

		Manufacturered Homes: 1.2%
258,730		Equity Lifestyle Properties, Inc.	11,642,850

			11,642,850

		Office Property: 18.2%
531,230		Arden Realty, Inc.	21,870,739
632,890		Boston Properties, Inc.	44,871,901
288,285		Brandywine Realty Trust	8,962,781
650,311		Equity Office Properties Trust	21,271,673
32,500		Highwoods Properties, Inc.	959,075
18,450		Kilroy Realty Corp.	1,033,754
528,910		Mack-Cali Realty Corp.	23,769,215
148,900		Prentiss Properties Trust	6,045,340
587,605		Reckson Associates Realty Corp.	20,301,753
251,065		SL Green Realty Corp.	17,117,612
354,775		Trizec Properties, Inc.	8,181,112

			174,384,955

		Regional Malls: 14.3%
316,240		General Growth Properties, Inc.	14,208,663
429,090		Macerich Co.	27,865,105
1,149,449		Simon Property Group, Inc.	85,197,160
321,400		Taubman Centers, Inc.	10,188,380

			137,459,308

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Shopping Centers: 8.0%
213,710		Acadia Realty Trust	$3,844,643
104,880		Developers Diversified Realty Corp.	4,897,896
457,470		Federal Realty Investors Trust	27,873,647
158,750		Heritage Property Investment Trust	5,556,250
35,430		Pan Pacific Retail Properties, Inc.	2,334,837
522,215		Regency Centers Corp.	30,001,252

			76,849,861

		Storage: 5.7%
460,102		Public Storage, Inc.	30,826,834
426,371		Shurgard Storage Centers, Inc.	23,821,348

			54,648,182

		Warehouse: 4.9%
577,410		AMB Property Corp.	25,925,709
475,384		Prologis	21,064,261

			46,989,970

		Total Real Estate Investment Trusts
		(Cost $569,602,091)	753,453,033

Common Stock: 18.3%
		Lodging: 12.5%
2,018,326		Hilton Hotels Corp.	45,049,036
124,450	@	Interstate Hotels & Resorts, Inc.	578,693
121,900	@	Lodgian, Inc.	1,249,475
1,279,889		Starwood Hotels & Resorts Worldwide, Inc.	73,171,254

			120,048,458

		Real Estate: 5.8%
1,197,262	@@	Brookfield Properties Co.	35,283,311
300,400	@@	Brookfield Properties Co.	8,813,217
308,420		Forest City Enterprises, Inc.	11,750,802

			55,847,330

		Total Common Stock
		(Cost $134,021,085)	175,895,788

Preferred Stock: 0.0%
		Real Estate Investment Trust: 0.0%
7,305		Simon Property Group, Inc.	460,946
		Total Preferred Stock
		(Cost $391,183)	460,946

		Total Long-Term Investments
		(Cost $704,014,359)	$929,809,766

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.0%
		U.S. Government Obligations: 2.0%
$19,000,000		Federal Home Loan Bank, 3.000%, due 10/03/05		$18,995,250

		Total Short-Term Investments
		(Cost $18,996,834)		18,995,250

		Total Investments in Securities
		(Cost $723,011,193)*	98.8%	$948,805,016
		Other Assets and Liabilities-Net	1.2	11,284,550

		Net Assets	100.0%	$960,089,566

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $718,814,514.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$230,020,471
		Gross Unrealized Depreciation		(29,968)

		Net Unrealized Appreciation		$229,990,503

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.2%
		AUSTRALIA: 5.5%
2,565		Alinta Ltd.	$23,259
19,859		Amcor Ltd.	101,468
15,004		AMP Ltd.	85,463
3,096		Aristocrat Leisure Ltd.	28,088
13,096		Australia & New Zealand Banking Group Ltd.	240,121
3,840		Australian Stock Exchange Ltd.	79,515
2,952		BHP Billiton Ltd.	50,416
12,944		BHP Steel Ltd.	94,669
13,928		Boral Ltd.	85,857
3,253		Brambles Industries Ltd.	22,066
2,278		Caltex Australia Ltd.	35,709
33,421		Centro Properties Group	152,984
6,463		Coca-Cola Amatil Ltd.	39,111
878		Cochlear Ltd.	26,311
7,631		Coles Myer Ltd.	59,789
4,855		Commonwealth Bank of Australia	142,406
545		CSL Ltd.	15,990
3,633		Leighton Holdings Ltd.	39,650
107		Lend Lease Corp. Ltd.	1,145
452		OMV AG	26,925
1,664		Publishing & Broadcasting Ltd.	20,955
22,971		Qantas Airways Ltd.	59,210
5,865		Telstra Corp. Ltd.	18,145
1,306		Woodside Petroleum Ltd.	35,854

			1,485,106

		AUSTRIA: 0.3%
585		Erste Bank Der Oesterreichischen Sparkassen AG	31,416
1,326	@	IMMOFINANZ Immobilien Anlagen AG	12,892
957		Telekom Austria AG	19,124
416		Wienerberger AG	16,449

			79,881

		BELGIUM: 1.3%
634		Belgacom SA	21,588
67		Colruyt SA	8,760
150		Delhaize Group	8,917
77		Electrabel	38,773
4,241		Fortis	123,560
505		Interbrew	20,070
921		KBC Bancassurance Holding	74,897
230		Solvay SA	26,854
243		UCB SA	12,898

			336,317

		BERMUDA: 0.2%
900		Frontline Ltd.	40,085

			40,085

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		DENMARK: 0.7%
4		AP Moller — Maersk A/S	$41,031
300		Danisco A/S	20,309
1,200		Danske Bank A/S	36,875
1,000		GN Store Nord	13,267
1,400		H Lundbeck A/S	35,678
452		TDC A/S	26,925
800	@	Vestas Wind Systems A/S	19,415

			193,500

		FINLAND: 1.3%
1,000		Fortum OYJ	20,134
359	@	Neste Oil OYJ	13,294
12,153		Nokia OYJ	205,458
2,600		Outokumpu OYJ	34,795
1,500		Rautaruukki OYJ	33,742
1,300		Sampo OYJ	20,699
1,000		Wartsila OYJ	31,966

			360,088

		FRANCE: 9.5%
1,480		Air France-KLM	24,869
530	@	Atos Origin	37,693
4,318		AXA	119,167
4,247		BNP Paribas	324,181
3,298		Bouygues	153,739
1,168		Casino Guichard Perrachon SA	83,405
2,349		Cie de Saint-Gobain	135,861
272		Cie Generale D’Optique Essilor Intl. SA	22,589
4,330		France Government Bond OAT	92,559
270		Klepierre	27,202
643		Lafarge SA	56,833
420		Lagardere SCA	29,977
885		L’Oreal SA	68,761
927		LVMH Moet Hennessy Louis Vuitton SA	76,759
558		Neopost SA	54,267
597		Pernod-Ricard	105,615
183		Pinault-Printemps-Redoute	19,322
1,143		Renault SA	109,007
2,868		Sanofi-Synthelabo SA	238,269
1,045		Sodexho Alliance SA	39,582
1,686		Suez SA	48,867
1,422		Technip SA	84,443
1,325		Thales SA	61,738
1,309		Total SA	357,458
1,239		Veolia Environnement	52,548
3,665		Vivendi Universal SA	120,294

			2,545,005

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		GERMANY: 6.0%
188		Adidas-Salomon AG	$32,935
720		Allianz AG	97,575
1,567		BASF AG	118,489
91		Celesio AG	7,986
4,513		Commerzbank AG	124,066
1,266		Continental AG	104,537
1,723		Deutsche Bank AG	161,793
1,684		Deutsche Lufthansa AG	22,438
866		Deutsche Post AG	20,354
7,464		Deutsche Telekom AG	136,448
874		E.ON AG	80,807
86		Fresenius Medical Care AG	7,863
2,377	@	Infineon Technologies AG	23,529
2,167		MAN AG	111,566
648		Merck KGaA	54,649
406		Metro AG	20,105
789		Muenchener Rueckversicherungs AG	90,440
1,207		RWE AG	80,102
620		SAP AG	107,788
1,169		Siemens AG	90,620
4,847		Thyssenkrupp AG	101,787
454		TUI AG	9,712

			1,605,589

		GREECE: 0.5%
300		Coca-Cola Hellenic Bottling Co. SA	8,721
2,550		EFG Eurobank Ergasias SA	79,483
690		Greek Organization of Footbal Prognostics SA	21,539
1,000		Hellenic Telecommunications Organization SA	20,073

			129,816

		HONG KONG: 1.7%
22,318		Bank of East Asia Ltd.	65,387
11,000		Cathay Pacific Airways Ltd.	19,617
4,500		Esprit Holdings Ltd.	33,652
51,000		Hang Lung Properties Ltd.	81,423
2,000		Hong Kong Exchanges and Clearing Ltd.	6,868
15,500		HongKong Electric Holdings	77,409
10,000	@	Hutchison Telecommunications Intl. Ltd.	14,508
6,000		Hutchison Whampoa Ltd.	62,180
70,000		Sino Land Co.	85,428
4,500		Techtronic Industries Co.	11,514

			457,986

		IRELAND: 0.3%
3,084		C&C Group PLC	18,071
1,459		CRH PLC	39,716
1,068	@	Grafton Group PLC	10,970
755		Irish Life & Permanent PLC	13,764

			82,521

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		ITALY: 3.8%
800		Autostrade S.p.A.	$20,653
1,833		Banca Antonveneta S.p.A.	57,966
13,544		Banca Intesa S.p.A.	63,414
1,751		Banco Popolare di Verona e Novara S.p.A.	33,170
1,271		Bulgari S.p.A.	14,357
20,512		Capitalia S.p.A.	112,655
57,649	@	Edison S.p.A.	129,079
7,138		ENI-Ente Nazionale Idrocarburi S.p.A.	212,406
1,322	@	Fiat S.p.A.	11,870
4,462		Fineco S.p.A.	40,709
3,195		Mediaset S.p.A.	37,939
22,200		Pirelli & C S.p.A.	23,640
5,113		Riunione Adriatica di Sicurta S.p.A.	117,070
51,889		Telecom Italia S.p.A.	144,972

			1,019,900

		JAPAN: 24.4%
300		Advantest Corp.	23,490
750		Aiful Corp.	63,201
3,000		Ajinomoto Co., Inc.	31,572
4,900		Asahi Breweries Ltd.	62,258
9,000		Asahi Glass Co. Ltd.	94,694
8,000		Asahi Kasei Corp.	43,946
5,000		Bank of Kyoto Ltd.	50,192
15		Central Japan Railway Co.	117,284
1,400		CSK Holdings Corp.	62,103
8,038		Daiichi Sankyo Co. Ltd.	164,888
5		East Japan Railway Co.	28,631
2,600		Eisai Co. Ltd.	111,258
15,000		Fujitsu Ltd.	99,655
12,000		Furukawa Electric Co. Ltd.	60,879
500		Hakuhodo DY Holdings, Inc.	33,219
300		Hikari Tsushin, Inc.	19,171
30,000		Hitachi Ltd.	191,149
3,200		Honda Motor Co. Ltd.	182,210
1,500	@	Hoya Corp.	51,085
2,500		Hoya Corp.	83,522
2,100		Ibiden Co. Ltd.	88,095
2,800		Isetan Co. Ltd.	44,910
15,000		Itochu Corp.	103,794
600		Jafco Co. Ltd.	39,570
2		Japan Tobacco, Inc.	31,630
3,200		JFE Holdings, Inc.	104,536
2,000		Kao Corp.	49,529
4,000		Kawasaki Kisen Kaisha Ltd.	29,030
35		KDDI Corp.	198,962
3,000		Kirin Brewery Co., Ltd.	33,122
18,000		Kobe Steel Ltd.	54,960
13,000		Kubota Corp.	90,705
6,800		Leopalace21 Corp.	165,310
5,000		Makita Corp.	102,117
14,000		Marubeni Corp.	65,467
12,000		Mitsubishi Chemical Corp.	40,499
3		Mitsubishi Tokyo Financial Group, Inc.	39,341
4,000		Mitsui OSK Lines Ltd.	32,150
10,000		Mitsui Trust Holdings, Inc.	139,408
29		Mizuho Financial Group, Inc.	185,696

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		JAPAN: 24.4% (continued)
7,000		NGK Spark Plug Co. Ltd.	$102,058
7,000		Nikon Corp.	88,917
800		Nintendo Co. Ltd.	93,976
6,000		Nippon Express Co. Ltd.	29,756
9,000		Nippon Oil Corp.	79,177
9		Nippon Paper Group, Inc.	32,757
20,000		Nippon Steel Corp.	75,393
1,000		Nippon Yusen Kabushiki Kaisha	6,714
21,000		Nishi-Nippon City Bank Ltd.	104,722
9,000		Nisshin Steel Co. Ltd.	31,184
31,000		Oki Electric Industry Co. Ltd.	106,015
7,000		OJI Paper Co. Ltd.	38,411
200		Oriental Land Co. Ltd.	11,470
400		ORIX Corp.	72,612
1,750		Promise Co. Ltd.	130,496
59	@	Resona Holdings, Inc.	153,433
8,000		Sekisui Chemical Co. Ltd.	57,226
11,000		Shimizu Corp.	72,231
12,000		Sompo Japan Insurance, Inc.	159,976
3,700		Sony Corp.	122,687
8,000		Sumitomo Corp.	85,063
9,000		Sumitomo Heavy Industries Ltd.	64,243
19,000		Sumitomo Metal Industries Ltd.	66,957
9,000		Sumitomo Trust & Banking Co., Ltd.	74,568
2,000		Takashimaya Co., Ltd.	25,584
2,100		Takeda Pharmaceutical Co., Ltd.	125,920
8,000		Tanabe Seiyaku Co. Ltd.	81,184
1,400		Terumo Corp.	45,311
5,300		Tohoku Electric Power Co., Inc.	118,254
1,000		Tokyo Electron Ltd.	53,642
41,000		Tokyo Gas Co. Ltd.	167,043
2,800		Tokyo Steel Manufacturing Co. Ltd.	43,889
7,000		Toppan Printing Co. Ltd.	74,260
9,000		Tosoh Corp.	38,474
5,900		Toyota Motor Corp.	272,675
4,000		Toyota Tsusho Corp.	72,878
11,000		UNY Co. Ltd.	145,372
7		West Japan Railway Co.	26,533
400		Yamada Denki Co. Ltd.	30,507
7,600		Yamaha Motor Co. Ltd.	157,756

			6,552,562

		LUXEMBOURG: 0.3%
3,341		Arcelor	78,145

			78,145

		NETHERLANDS: 5.3%
3,913		Aegon NV	58,396
1,130		Akzo Nobel NV	49,501
1,589	@	ASML Holding NV	26,264
365		Euronext NV	16,192
4,405	@	Koninklijke Ahold NV	33,514
3,461		Koninklijke Philips Electronics NV	92,615
408		Randstad Holdings NV	15,744

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		NETHERLANDS: 5.3% (continued)
10,425		Royal Dutch Shell PLC	$361,111
13,533		Royal Dutch Shell PLC	448,898
5,835		Royal KPN NV	52,541
3,454	@	Royal Numico NV	151,719
1,057		TNT NV	26,295
216		Wereldhave NV	22,960
3,221		Wolters Kluwer NV	60,081

			1,415,831

		NEW ZEALAND: 0.1%
1,868		Fletcher Building Ltd.	10,273
5,600		Telecom Corp. of New Zealand Ltd.	23,408

			33,681

		NORWAY: 0.6%
1,900		DnB Holding ASA	19,669
1,100		Norske Skogindustrier ASA	16,309
600		Orkla ASA	22,806
700	@	Petroleum Geo-Services ASA	22,350
2,000		Statoil ASA	49,565
2,200		Telenor ASA	19,766
400		Yara International ASA	7,270

			157,735

		PORTUGAL: 0.2%
8,648		Banco Comercial Portugues SA	24,128
5,105		Energias de Portugal SA	14,291
2,097		Portugal Telecom SGPS SA	19,193

			57,612

		SINGAPORE: 0.8%
15,000		CapitaLand Ltd.	27,920
1,000		City Developments Ltd.	5,523
26,000		ComfortDelgro Corp. Ltd.	23,142
3,000		Keppel Corp. Ltd.	22,577
4,000		Singapore Press Holdings Ltd.	10,960
18,000		Singapore Telecommunications Ltd.	26,142
10,000		United Overseas Bank Ltd.	83,620

			199,884

		SPAIN: 3.9%
804		Antena 3 de Television SA	14,634
14,381		Banco Bilbao Vizcaya Argentaria SA	253,193
11,749		Banco Santander Central Hispano SA	155,068
2,253		Ebro Puleva SA	40,575
6,320		Endesa SA	169,726
1,063		Fomento de Construcciones y Contratas SA	63,642
10,953		Iberia Lineas Aereas de Espana SA	27,996
613		Inditex SA	18,063
381		Indra Sistemas SA	8,393
262		Inmobiliaria Colonial SA	15,960
2,507		Repsol YPF SA	81,246
12,189	@	Telefonica SA	200,630

			1,049,126

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		SWEDEN: 2.4%
1,080		Alfa Laval AB	$19,693
2,100	@	Atlas Copco AB	40,807
700		Electrolux AB	16,474
500		Fabege AB	8,927
2,000		Getinge AB	27,715
1,300		Hennes & Mauritz AB	46,616
300	@	Modern Times Group AB	11,339
3,500		Nordea AB	35,115
500		Scania AB	18,125
837		Securitas AB	13,011
2,839		Skandia Forsakrings AB	14,873
2,000		Skandinaviska Enskilda Banken AB	36,791
1,500	@	SKF AB	19,584
900		Svenska Cellulosa AB	31,654
1,700		Svenska Handelsbanken AB	39,509
925		Swedish Match AB	11,078
3,200		Tele2 AB	32,791
42,000		Telefonaktiebolaget LM Ericsson AB	154,940
800		Volvo AB	35,043
700		Volvo AB	29,662

			643,747

		SWITZERLAND: 6.9%
554		Adecco SA	25,439
7,551		Clariant AG	109,148
1,795		Compagnie Financiere Richemont AG	71,607
1,789		Credit Suisse Group	79,703
511	@	Logitech International SA	20,744
1,098		Nestle SA	323,815
172		Nobel Biocare Holding AG	40,715
3,830		Novartis AG	195,592
2,942		Roche Holding AG	410,414
161		Schindler Holding AG	62,831
1,949		Stmicroelectronics NV	33,789
997		Swiss Reinsurance	65,804
63		Swisscom AG	20,708
3,738		UBS AG	319,921
355	@	Zurich Financial Services AG	60,833

			1,841,063

		UNITED KINGDOM: 22.2%
2,863		Alliance Unichem PLC	43,950
32		Anglo American PLC	958
1,708		Arriva PLC	17,793
1,793		AstraZeneca PLC	84,020
4,518		Aviva PLC	49,800
29,448		Barclays PLC	298,339
52,004		BP PLC	615,918

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		UNITED KINGDOM: 22.2% (continued)
4,690		Brambles Industries PLC	$28,944
7,523	@	British Airways PLC	39,003
6,852		British American Tobacco PLC	144,689
44,746		BT Group PLC	176,044
37,323		Centrica PLC	162,757
11,279		Compass Group PLC	41,147
311,477		Corus Group PLC	284,665
2,999		Davis Service Group PLC	25,427
54,737		EMI Group PLC	234,571
2,970		Firstgroup PLC	17,332
4,895		Gallaher Group PLC	76,278
2,006		GKN PLC	10,475
20,765		GlaxoSmithKline PLC	531,288
15,078		HBOS PLC	228,038
7,603		Hilton Group PLC	42,401
23,710		HSBC Holdings PLC	385,000
3,312		Intercontinental Hotels Group PLC	42,172
28,361		International Power PLC	124,921
28,886		Kingfisher PLC	110,583
25,007		Legal & General Group PLC	50,248
8,074		LogicaCMG PLC	25,184
1,941	@	Marconi Corp PLC	10,920
1,070		National Express Group PLC	15,918
3,343		Persimmon PLC	50,880
64,873		Pilkington PLC	159,330
5,483		Prudential PLC	49,982
2,038		Punch Taverns PLC	28,903
1,805		Reckitt Benckiser PLC	55,220
9,396		Rentokil Initial PLC	27,534
18,877		Rexam PLC	171,942
33,439		Royal & Sun Alliance Insurance Group PLC	57,426
10,448		Royal Bank of Scotland Group PLC	297,680
9,546		SABMiller PLC	186,304
5,990		Schroders PLC	97,995
9,922		Slough Estates PLC	93,581
8,530		Stagecoach Group PLC	16,852
11,491		Tate & Lyle PLC	92,439
28,595		Tesco PLC	156,765
12,247		Tomkins PLC	62,662
1,996		Travis Perkins PLC	50,168
148,306		Vodafone Group PLC	387,007

			5,961,453

		Total Common Stock
		(Cost $25,227,417)	26,326,693

PREFERRED STOCK: 0.9%
		GERMANY: 0.9%
106		Fresenius Medical Care AG	8,328
234		Henkel Kgaa	21,368
1,371		RWE AG	79,091
2,776		Volkswagen AG	127,261

			236,048

		Total Preferred Stock
		(Cost $227,757)	236,048

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

RIGHTS: 0.0%
		FRANCE: 0.0%
1,086	@	Suez SA		$793

				793

		NORWAY: 0.0%
400	@	Norske Skogindustrier ASA		705

				705

		Total Rights
		(Cost $-)		1,498

		Total Investments In Securities
		(Cost $25,455,174)*	99.1%	$26,564,239
		Other Assets and Liabilities-Net	0.9	254,685

		Net Assets	100.0%	$26,818,924

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	*	Cost for federal income tax purposes is $25,468,032. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,335,248
		Gross Unrealized Depreciation		(239,041)

		Net Unrealized Appreciation		$1,096,207

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Percentage of
Industry	Net Assets

Advertising	0.1%
Aerospace/Defense	0.2
Agriculture	1.0
Airlines	0.7
Apparel	0.1
Auto Manufacturers	2.9
Auto Parts and Equipment	0.9
Banks	17.9
Beverages	1.8
Building Materials	2.4
Chemicals	1.6
Commercial Services	0.9
Computers	1.0
Cosmetics/Personal Care	0.4
Distribution/Wholesale	1.4
Diversified Financial Services	1.9
Electric	3.7
Electrical Components and Equipment	1.0
Electronics	1.3
Engineering and Construction	1.2
Entertainment	1.3
Food	3.7
Food Service	0.3
Forest Products and Paper	0.5
Gas	1.3
Hand/Machine Tools	0.7
Healthcare-Products	0.6
Healthcare-Services	0.1
Holding Companies-Diversified	0.8
Home Builders	0.4
Home Furnishings	0.5
Household Products/Wares	0.3
Insurance	4.0
Iron/Steel	3.6
Leisure Time	0.6
Lodging	0.2
Machinery-Construction and Mining	0.2
Machinery-Diversified	1.0
Media	1.1
Metal Fabrication/Hardware	0.1
Mining	0.3
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.2
Oil and Gas	8.6
Oil and Gas Services	0.4
Packaging and Containers	1.0
Pharmaceuticals	7.9
Real Estate Investment Trusts	0.2
Real Estate	2.4
Retail	2.3
Semiconductors	0.5
Software	0.4
Telecommunications	7.7
Toys/Games/Hobbies	0.4
Transportation	1.8
Venture Capital	0.2
Water	0.2
Other assets and liabilities, net	0.9

Total net assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 96.0%
		Aerospace/Defense: 2.5%
196,900		Raytheon Co.	$7,486,138

			7,486,138

		Banks: 1.4%
220,500		First Financial Bancorp	4,101,300

			4,101,300

		Beverages: 3.1%
470,700		Coca-Cola Enterprises, Inc.	9,178,650

			9,178,650

		Biotechnology: 0.1%
6,200	@	Biogen Idec, Inc.	244,776
800	@	Chiron Corp.	34,896
2,300	@	Millipore Corp.	144,647

			424,319

		Chemicals: 0.1%
35,800	@	Hercules, Inc.	437,476

			437,476

		Commercial Services: 0.0%
10,500	@	BearingPoint, Inc.	79,695
2,100		ServiceMaster Co.	28,434

			108,129

		Computers: 2.5%
328,000		Electronic Data Systems Corp.	7,360,320

			7,360,320

		Diversified Financial Services: 0.0%
2,000		Janus Capital Group, Inc.	28,900
1,500		Waddell & Reed Financial, Inc.	29,040

			57,940

		Electric: 1.5%
2,000		CenterPoint Energy Resources Corp.	29,740
93,400		DTE Energy Co.	4,283,324
1,200		NiSource, Inc.	29,100

			4,342,164

		Environmental Control: 3.0%
309,600		Waste Management, Inc.	8,857,656

			8,857,656

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Food: 16.1%
1,900		Campbell Soup Co.	$56,525
300,000		ConAgra Foods, Inc.	7,425,000
1,142,000	@	Del Monte Foods Co.	12,253,660
1,150,000	@, @@	Koninklijke Ahold NV ADR	8,728,500
727,300	@	Kroger Co.	14,975,107
194,000		Sara Lee Corp.	3,676,300
25,400	@	Smithfield Foods, Inc.	753,872
9,600		Tyson Foods, Inc.	173,280

			48,042,244

		Forest Products & Paper: 3.2%
47,000		International Paper Co.	1,400,600
299,400		MeadWestvaco Corp.	8,269,428

			9,670,028

		Gas: 1.4%
112,100		KeySpan Corp.	4,123,038

			4,123,038

		Healthcare — Products: 2.2%
280,000	@	Boston Scientific Corp.	6,543,600

			6,543,600

		Healthcare — Services: 0.0%
600	@	Triad Hospitals, Inc.	27,162

			27,162

		Housewares: 0.8%
100,300		Newell Rubbermaid, Inc.	2,271,795

			2,271,795

		Insurance: 6.8%
1,400	@	Conseco, Inc.	29,554
104,900		Marsh & McLennan Cos., Inc.	3,187,911
298,541		Ohio Casualty Corp.	8,096,432
25,900		Old Republic Intl. Corp.	690,753
4,300		Safeco Corp.	229,534
339,835	@@	Scottish Re Group Ltd.	8,101,666

			20,335,850

		Internet: 2.4%
149,700	@	Expedia, Inc.	2,965,557
161,200	@	InterActiveCorp	4,086,420

			7,051,977

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Machinery - Diversified: 0.0%
1,400	@	AGCO Corp.	$25,480

			25,480

		Media: 18.5%
317,000	@	Clear Channel Communications, Inc.	10,426,130
710,000	@	Cumulus Media, Inc.	8,867,900
10,000	@	Gemstar-TV Guide Intl., Inc.	29,600
665,000	@	Radio One, Inc.	8,744,750
900,000		Reader’s Digest Association, Inc.	14,373,000
850,000	@	Spanish Broadcasting Systems, Inc.	6,103,000
323,700		Westwood One, Inc.	6,438,393

			54,982,773

		Mining: 10.6%
117,000	@@	Anglogold Ashanti Ltd. ADR	4,964,310
333,000	@@	Barrick Gold Corp.	9,673,650
530,000	@@	Gold Fields Ltd. ADR	7,700,900
3,800	@, @@	Harmony Gold Mining Co. Ltd. ADR	41,572
539,100	@@	Placer Dome, Inc.	9,245,565

			31,625,997

		Oil & Gas Services: 6.7%
160,000	@	Cooper Cameron Corp.	11,828,800
210,000	@	Hanover Compressor Co.	2,910,600
78,000	@	National-Oilwell, Inc.	5,132,400

			19,871,800

		Pharmaceuticals: 4.5%
262,500	@	ImClone Systems, Inc.	8,255,625
203,700		Pfizer, Inc.	5,086,389

			13,342,014

		Software: 6.5%
321,400		Computer Associates Intl., Inc.	8,938,134
1,014,000		Siebel Systems, Inc.	10,474,620

			19,412,754

		Telecommunications: 2.1%
2,200	@	IDT Corp.	26,818
376,000	@@	Nokia Oyj ADR	6,358,160

			6,384,978

		Total Common Stock
		(Cost $279,892,196)	286,065,582

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

U.S. Government Agency Obligation: 0.9%
		Federal Home Loan Bank 0.9%
$2,750,000		3.000%, due 10/03/05		$2,749,313
		Total U.S. Government Agency Obligation
		(Cost $2,749,542)		2,749,313

		Total Investments in Securities
		(Cost $282,641,738)*	96.9%	$288,814,895
		Other Assets and Liabilities-Net	3.1	9,213,635

		Net Assets	100.0%	$298,028,530

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $282,688,177.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,621,726
		Gross Unrealized Depreciation		(6,495,008)

		Net Unrealized Appreciation		$6,126,718

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005